As filed with the SEC on November 23, 2012.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2012 are attached.

TRANSAMERICA SERIES TRUST

Quarterly Schedules of Investments

September 30, 2012

Transamerica AEGON Active Asset Allocation - Conservative VP

Transamerica AEGON Active Asset Allocation - Moderate VP

Transamerica AEGON Active Asset Allocation - Moderate Growth VP

Transamerica AEGON High Yield Bond VP

Transamerica AEGON Money Market VP

Transamerica AEGON U.S. Government Securities VP

Transamerica AllianceBernstein Dynamic Allocation VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Large Cap Value VP

Transamerica BlackRock Tactical Allocation VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica Efficient Markets VP

Transamerica Hanlon Income VP

Transamerica Index 35 VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Transamerica Index 100 VP

Transamerica International Moderate Growth VP

Transamerica Janus Balanced VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Market Participation Strategy VP

Transamerica MFS International Equity VP

Transamerica Morgan Stanley Active International Allocation VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica Multi Managed Large Cap Core VP

Transamerica PIMCO Real Return TIPS VP

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Transamerica PIMCO Total Return VP

Transamerica ProFund UltraBear VP

Transamerica Systematic Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Third Avenue Value VP

Transamerica WMC Diversified Growth VP

Transamerica WMC Diversified Growth II VP

Transamerica BlackRock Global Allocation VP invests all of its investable assets in BlackRock Global Allocation V.I. which is located in this report.

Transamerica AEGON Active Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.6%
Capital Markets - 76.8%
Vanguard Extended Market ETF	29,172	$1,737
Vanguard Intermediate-Term Bond ETF	377,980	34,120
Vanguard Intermediate-Term Corporate Bond ETF	12,010	1,053
Vanguard Long-Term Bond ETF	100,587	9,724
Vanguard MSCI EAFE ETF	172,979	5,686
Vanguard S&P 500 ETF	142,597	9,400
Vanguard Short-Term Bond ETF	439,617	35,807
Vanguard Short-Term Government Bond ETF	158,920	9,693
Vanguard Total Bond Market ETF	619,305	52,733
Vanguard Total Stock Market ETF ^	153,956	11,339
Emerging Market - Equity - 3.4%
Vanguard MSCI Emerging Markets ETF	182,080	7,602
Growth - Large Cap - 6.5%
Vanguard Growth ETF ^	199,108	14,415
Growth - Small Cap - 1.5%
Vanguard Small-Capital ETF ^	42,157	3,378
Region Fund - Asian Pacific - 3.2%
Vanguard MSCI Pacific ETF	140,798	7,091
Region Fund - European - 1.4%
Vanguard MSCI European ETF	69,879	3,163
Value - Large Cap - 6.8%
Vanguard Value ETF ^	258,746	15,194

Total Investment Companies (cost $217,421)		222,135

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 10.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	22,298,228	$22,298
Total Securities Lending Collateral (cost $22,298)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $2,703 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $2,758.	$2,703	2,703
Total Repurchase Agreement (cost $2,703)

Total Investment Securities (cost $242,422) P		247,136
Other Assets and Liabilities - Net		(24,079)

Net Assets		$223,057

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $21,826.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $242,422. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,714.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$222,135	$—	$—	$222,135
Repurchase Agreement	—	2,703	—	2,703
Securities Lending Collateral	22,298	—	—	22,298

Total	$244,433	$2,703	$—	$247,136

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON Active Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 98.7%
Capital Markets - 66.6%
Vanguard Extended Market ETF	44,884	$2,673
Vanguard Intermediate-Term Bond ETF	295,567	26,681
Vanguard Intermediate-Term Corporate Bond ETF	12,405	1,088
Vanguard Long-Term Bond ETF	77,254	7,468
Vanguard MSCI EAFE ETF	252,578	8,302
Vanguard S&P 500 ETF	203,524	13,416
Vanguard Short-Term Bond ETF	344,450	28,055
Vanguard Short-Term Government Bond ETF	120,734	7,364
Vanguard Total Bond Market ETF	482,404	41,077
Vanguard Total Stock Market ETF	221,309	16,299
Emerging Market - Equity - 4.7%
Vanguard MSCI Emerging Markets ETF	259,471	10,833
Growth - Large Cap - 9.1%
Vanguard Growth ETF	288,808	20,910
Growth - Small Cap - 2.2%
Vanguard Small-Capital ETF ^	63,430	5,083
Region Fund - Asian Pacific - 4.5%
Vanguard MSCI Pacific ETF	203,767	10,262
Region Fund - European - 2.1%
Vanguard MSCI European ETF	104,145	4,714
Value - Large Cap - 9.5%
Vanguard Value ETF ^	371,739	21,828

Total Investment Companies (cost $221,217)		226,053

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	6,452,660	$6,453
Total Securities Lending Collateral (cost $6,453)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $5,214 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $5,322.	$5,214	5,214
Total Repurchase Agreement (cost $5,214)

Total Investment Securities (cost $232,884) P		237,720
Other Assets and Liabilities - Net		(8,770)

Net Assets		$228,950

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $6,323.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $232,884. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,836.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$226,053	$—	$—	$226,053
Repurchase Agreement	—	5,214	—	5,214
Securities Lending Collateral	6,453	—	—	6,453

Total	$232,506	$5,214	$—	$237,720

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON Active Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.4%
Capital Markets - 54.2%
Vanguard Extended Market ETF	56,799	$3,383
Vanguard Intermediate-Term Bond ETF	154,191	13,919
Vanguard Intermediate-Term Corporate Bond ETF	9,082	796
Vanguard Long-Term Bond ETF	38,065	3,680
Vanguard MSCI EAFE ETF	308,710	10,147
Vanguard S&P 500 ETF	244,836	16,140
Vanguard Short-Term Bond ETF	180,803	14,726
Vanguard Short-Term Government Bond ETF	59,235	3,613
Vanguard Total Bond Market ETF	248,820	21,186
Vanguard Total Stock Market ETF ^	267,579	19,707
Emerging Market - Equity - 6.6%
Vanguard MSCI Emerging Markets ETF	311,794	13,017
Growth - Large Cap - 12.8%
Vanguard Growth ETF	351,359	25,438
Growth - Small Cap - 3.2%
Vanguard Small-Capital ETF ^	79,143	6,343
Region Fund - Asian Pacific - 6.3%
Vanguard MSCI Pacific ETF	247,533	12,466
Region Fund - European - 3.0%
Vanguard MSCI European ETF ^	129,134	5,845
Value - Large Cap - 13.3%
Vanguard Value ETF	449,214	26,378

Total Investment Companies (cost $189,617)		196,784

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 9.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	17,952,172	$17,952
Total Securities Lending Collateral (cost $17,952)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $3,046 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $3,111.	$3,046	3,046
Total Repurchase Agreement (cost $3,046)

Total Investment Securities (cost $ 210,615) P		217,782
Other Assets and Liabilities - Net		(19,778)

Net Assets		$198,004

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $17,578.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $210,615. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,310 and $143, respectively. Net unrealized appreciation for tax purposes is $7,167.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$196,784	$—	$—	$196,784
Repurchase Agreement	—	3,046	—	3,046
Securities Lending Collateral	17,952	—	—	17,952

Total	$214,736	$3,046	$—	$217,782

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
CORPORATE DEBT SECURITIES - 87.8%
Aerospace & Defense - 0.9%
Bombardier, Inc.
7.50%, 03/15/2018 - 144A ^	$140	$159
7.75%, 03/15/2020 - 144A	400	459
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	330	360
7.50%, 10/01/2017	735	799
Triumph Group, Inc.
8.63%, 07/15/2018 ^	630	710
Airlines - 1.0%
Continental Airlines Pass-Through Trust
Series 2007-1, Class B
6.90%, 04/19/2022	825	868
Series 2012-2, Class B
5.50%, 10/29/2020	420	431
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class B
6.38%, 01/02/2016	470	470
Series 2010-2, Class B
6.75%, 11/23/2015	494	504
U.S. Airways Pass-Through Trust
Series 2010-1, Class A
6.25%, 04/22/2023	561	596
Auto Components - 0.1%
Lear Corp.
7.88%, 03/15/2018	329	362
Automobiles - 0.9%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019	970	1,028
8.25%, 06/15/2021 ^	430	458
General Motors Corp. (Escrow Shares)
7.20%, 01/15/2049 Ә	805	¿
Jaguar Land Rover PLC
7.75%, 05/15/2018 - 144A	200	216
8.13%, 05/15/2021 - 144A	745	811
Beverages - 1.5%
Constellation Brands, Inc.
7.25%, 09/01/2016	900	1,031
7.25%, 05/15/2017 ^	850	992
Cott Beverages, Inc.
8.13%, 09/01/2018	815	906
8.38%, 11/15/2017 ^	1,050	1,151
Building Products - 2.6%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 ^	1,702	1,668
Euramax International, Inc.
9.50%, 04/01/2016 ^	1,745	1,597
Ply Gem Industries, Inc.
8.25%, 02/15/2018 ^	3,382	3,530
9.38%, 04/15/2017 - 144A	270	271
Chemicals - 1.1%
Huntsman International LLC
8.63%, 03/15/2020 - 03/15/2021 ^	1,200	1,364
NOVA Chemicals Corp.
8.38%, 11/01/2016	1,090	1,205
8.63%, 11/01/2019 ^	410	465
Commercial Banks - 0.6%
CIT Group, Inc.
4.25%, 08/15/2017	571	593
5.00%, 05/15/2017 ^	165	176

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
CIT Group, Inc. (continued)
5.25%, 03/15/2018	$185	$198
5.50%, 02/15/2019 - 144A ^	702	760
Commercial Services & Supplies - 3.3%
Ceridian Corp.
8.88%, 07/15/2019 - 144A ^	2,093	2,260
11.25%, 11/15/2015 ^	458	451
12.25%, 11/15/2015 Ώ	1,170	1,164
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018 ^	1,169	1,067
GCB Quebecor World (Escrow Shares)
6.13%, 11/15/2013 Ә	690	¿
International Lease Finance Corp.
8.63%, 09/15/2015	2,000	2,278
KAR Auction Services, Inc.
4.45%, 05/01/2014 *	599	598
UR Merger Sub Corp.
7.38%, 05/15/2020 - 144A ^	580	624
8.25%, 02/01/2021	536	588
Computers & Peripherals - 0.7%
Seagate HDD Cayman
6.88%, 05/01/2020 ^	1,680	1,791
Construction & Engineering - 0.8%
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 - 144A	759	778
7.50%, 05/15/2016	187	175
8.63%, 01/15/2017	375	347
9.13%, 11/15/2020 - 144A	791	796
Consumer Finance - 3.2%
Ally Financial, Inc.
4.63%, 06/26/2015 ^	480	492
5.50%, 02/15/2017	1,050	1,098
6.75%, 12/01/2014 ^	900	963
8.00%, 03/15/2020	650	761
Springleaf Finance Corp.
5.40%, 12/01/2015	400	359
6.90%, 12/15/2017 ^	5,890	5,006
Containers & Packaging - 1.6%
Graphic Packaging International, Inc.
7.88%, 10/01/2018	900	997
9.50%, 06/15/2017	200	219
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	1,100	1,160
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	895	996
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A	875	936
Diversified Consumer Services - 0.5%
Service Corp., International
7.00%, 06/15/2017	1,160	1,334
Diversified Financial Services - 2.5%
Bank of America Corp. - Series K
8.00%, 01/30/2018 * Ž ^	1,165	1,270
Ford Motor Credit Co., LLC
3.88%, 01/15/2015 ^	1,000	1,045
5.00%, 05/15/2018	475	519
General Motors Financial Co., Inc.
4.75%, 08/15/2017 - 144A ^	720	738

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
JPMorgan Chase & Co. - Series 1
7.90%, 04/30/2018 * Ž	$819	$930
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	800	807
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	380	377
9.50%, 10/15/2020 - 144A ^	760	756
Rivers Pittsburgh Borrower, LP/Rivers
Pittsburgh Finance Corp.
9.50%, 06/15/2019 - 144A	375	398
Diversified Telecommunication Services - 7.2%
Cincinnati Bell, Inc.
8.38%, 10/15/2020 ^	1,430	1,537
Clearwire Communications LLC / Clearwire Finance, Inc.
14.75%, 12/01/2016 - 144A	25	27
Frontier Communications Corp.
7.13%, 01/15/2023 ^	900	936
8.25%, 04/15/2017 ^	465	528
9.00%, 08/15/2031 ^	2,460	2,626
Hughes Satellite Systems Corp.
6.50%, 06/15/2019 ^	695	744
7.63%, 06/15/2021 ^	601	666
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 ^	650	702
Level 3 Communications, Inc.
8.88%, 06/01/2019 - 144A ^	144	151
Level 3 Financing, Inc.
8.13%, 07/01/2019 § Δ	1,735	1,843
8.63%, 07/15/2020 ^	1,000	1,080
PAETEC Holding Corp.
8.88%, 06/30/2017 ^	1,407	1,527
Sprint Capital Corp.
8.75%, 03/15/2032 ^	3,267	3,381
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	845	803
11.75%, 07/15/2017 - 144A	200	189
Windstream Corp.
7.50%, 04/01/2023 ^	2,290	2,393
7.75%, 10/15/2020 ^	912	978
Electric Utilities - 3.2%
Elwood Energy LLC
8.16%, 07/05/2026	1,668	1,677
Homer City Funding LLC
8.14%, 10/01/2019	305	313
8.73%, 10/01/2026	2,655	2,734
InterGen NV
9.00%, 06/30/2017 - 144A ^	1,400	1,348
LSP Energy, LP / LSP Batesville Funding Corp.
8.16%, 07/15/2025 Ә Џ	1,250	1,250
Red Oak Power LLC - Series B
9.20%, 11/30/2029	1,405	1,517
Electrical Equipment - 0.3%
Belden, Inc.
5.50%, 09/01/2022 - 144A	770	787
Electronic Equipment & Instruments - 0.7%
NXP BV / NXP Funding LLC
9.75%, 08/01/2018 - 144A	1,550	1,783
Energy Equipment & Services - 2.3%
Drill Rigs Holdings, Inc.
6.50%, 10/01/2017 - 144A ^	300	298

	Principal (000’s)	Value (000’s)
Energy Equipment & Services (continued)
NuStar Logistics, LP
4.80%, 09/01/2020	$1,160	$1,128
7.90%, 04/15/2018	1,575	1,786
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.50%, 04/15/2023	235	238
6.88%, 12/01/2018	370	395
Seadrill, Ltd.
5.63%, 09/15/2017 - 144A	650	655
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015	1,752	1,887
Food & Staples Retailing - 1.1%
Rite Aid Corp.
7.50%, 03/01/2017 ^	1,500	1,541
7.70%, 02/15/2027	291	243
10.25%, 10/15/2019	970	1,101
10.38%, 07/15/2016	125	132
Food Products - 0.9%
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A ^	880	921
Harmony Foods Corp.
10.00%, 05/01/2016 - 144A	168	176
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A ^	560	595
Simmons Foods, Inc.
10.50%, 11/01/2017 - 144A	810	699
Gas Utilities - 0.2%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017 ^	409	415
Health Care Equipment & Supplies - 1.4%
Accellent, Inc.
10.00%, 11/01/2017	385	325
Biomet, Inc.
6.50%, 08/01/2020 - 144A ^	1,296	1,344
Hologic, Inc.
6.25%, 08/01/2020 - 144A	1,000	1,060
Kinetic Concepts, Inc. / KCI USA, Inc.
10.50%, 11/01/2018 - 144A	960	1,015
Health Care Providers & Services - 5.4%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020 ^	1,701	1,815
8.00%, 11/15/2019 ^	2,455	2,695
DaVita, Inc.
6.38%, 11/01/2018 ^	1,525	1,628
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	730	777
5.88%, 01/31/2022 - 144A ^	200	214
GCB U.S. Oncology, Inc. (Escrow Shares)
0.00%, 08/15/2017	1,650	25
HCA Holdings, Inc.
7.75%, 05/15/2021 ^	860	937
HCA, Inc.
6.38%, 01/15/2015 ^	600	647
6.50%, 02/15/2020	570	634
7.50%, 02/15/2022 ^	1,200	1,359
7.88%, 02/15/2020	900	1,011
HealthSouth Corp.
7.75%, 09/15/2022 ^	1,645	1,797
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 ^	1,095	1,188

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Hotels, Restaurants & Leisure - 5.6%
Ameristar Casinos, Inc.
7.50%, 04/15/2021 - 144A	$405	$435
7.50%, 04/15/2021 ^	1,350	1,451
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	2,200	1,441
11.25%, 06/01/2017	285	306
12.75%, 04/15/2018	1,910	1,413
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017 ^ Ώ	592	632
GWR Operating Partnership LLP
10.88%, 04/01/2017	1,860	2,140
MGM Resorts International
10.00%, 11/01/2016 ^	1,375	1,574
11.38%, 03/01/2018	3,065	3,618
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	125	129
7.25%, 06/15/2016 ^	350	391
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	600	630
Wynn Las Vegas LLC
7.75%, 08/15/2020 ^	935	1,040
Household Durables - 3.5%
Beazer Homes USA, Inc.
6.63%, 04/15/2018 - 144A ^	1,308	1,398
9.13%, 06/15/2018 ^	1,993	2,012
Jarden Corp.
7.50%, 05/01/2017 - 01/15/2020 ^	1,437	1,612
KB Home
9.10%, 09/15/2017	1,540	1,743
Meritage Homes Corp.
7.00%, 04/01/2022 ^	396	424
7.15%, 04/15/2020	1,026	1,103
Standard Pacific Corp.
8.38%, 05/15/2018 - 01/15/2021	1,050	1,202
Household Products - 1.0%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88%, 02/15/2021 ^	100	106
7.13%, 04/15/2019	1,820	1,919
9.88%, 08/15/2019	750	798
Independent Power Producers & Energy Traders - 3.1%
Calpine Corp.
7.25%, 10/15/2017 - 144A	1,500	1,601
7.88%, 07/31/2020 - 144A ^	850	929
Dynegy Holdings LLC
7.50%, 06/01/2015 Џ ‡	1,495	852
7.75%, 06/01/2019 Џ ‡	3,520	1,989
Edison Mission Energy
7.20%, 05/15/2019	1,075	554
NRG Energy, Inc.
7.63%, 01/15/2018 - 05/15/2019	1,765	1,897
7.88%, 05/15/2021 ^	125	136
8.25%, 09/01/2020 ^	300	327
8.50%, 06/15/2019 ^	250	270
Insurance - 1.3%
Genworth Financial, Inc.
6.15%, 11/15/2066 * ^	1,075	691

	Principal (000’s)	Value (000’s)
Insurance (continued)
Lincoln National Corp.
7.00%, 05/17/2066 * ^	$2,875	$2,907
IT Services - 1.3%
SunGard Data Systems, Inc.
7.38%, 11/15/2018	850	912
7.63%, 11/15/2020 ^	2,055	2,229
Unisys Corp.
6.25%, 08/15/2017	290	303
Media - 8.6%
Cablevision Systems Corp.
7.75%, 04/15/2018 ^	976	1,081
8.00%, 04/15/2020	684	763
8.63%, 09/15/2017 ^	1,018	1,183
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021 ^	550	589
7.25%, 10/30/2017 ^	685	747
7.38%, 06/01/2020 ^	500	558
7.88%, 04/30/2018 ^	1,390	1,505
Cequel Communications Holdings I LLC / Cequel Capital Corp.
8.63%, 11/15/2017 - 144A	1,160	1,238
Clear Channel Communications, Inc.
11.00%, 08/01/2016	425	298
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 ^	1,855	1,809
7.63%, 03/15/2020	150	144
9.25%, 12/15/2017	150	161
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017	2,460	2,650
DISH DBS Corp.
4.63%, 07/15/2017 - 144A ^	1,330	1,360
5.88%, 07/15/2022 - 144A	2,010	2,060
7.75%, 05/31/2015	1,305	1,468
7.88%, 09/01/2019	800	930
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	520	536
7.88%, 11/01/2020 - 144A	695	744
8.50%, 05/15/2021 - 144A ^	1,385	1,406
WMG Acquisition Corp.
9.50%, 06/15/2016 ^	2,340	2,553
Metals & Mining - 0.7%
AK Steel Corp.
8.38%, 04/01/2022 ^	980	838
American Gilsonite Co.
11.50%, 09/01/2017 - 144A	215	221
FMG Resources August 2006 Pty, Ltd.
8.25%, 11/01/2019 - 144A ^	865	839
Multiline Retail - 0.6%
JC Penney Corp., Inc.
7.13%, 11/15/2023 ^	775	737
7.40%, 04/01/2037 ^	660	592
7.95%, 04/01/2017 ^	300	310
Oil, Gas & Consumable Fuels - 6.2%
Chesapeake Energy Corp.
6.13%, 02/15/2021	125	126
6.63%, 08/15/2020 ^	727	750
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A ^	1,295	1,114

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc.
6.38%, 03/01/2021 ^	$240	$233
8.00%, 04/01/2017 ^	225	235
8.25%, 04/01/2020 ^	570	597
Continental Resources, Inc.
7.13%, 04/01/2021	350	394
8.25%, 10/01/2019 ^	740	833
El Paso LLC
7.25%, 06/01/2018	2,041	2,350
Energy Transfer Equity, LP
7.50%, 10/15/2020 ^	2,370	2,690
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	1,125	1,214
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A ^	775	771
7.75%, 02/01/2021 ^	900	952
8.63%, 04/15/2020 ^	770	843
Newfield Exploration Co.
5.63%, 07/01/2024 ^	260	289
6.88%, 02/01/2020 ^	475	521
Pioneer Natural Resources Co.
6.88%, 05/01/2018	585	710
Plains Exploration & Production Co.
6.13%, 06/15/2019	860	866
6.75%, 02/01/2022	325	330
SM Energy Co.
6.50%, 11/15/2021	810	859
6.50%, 01/01/2023 - 144A ^	300	315
Paper & Forest Products - 0.1%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ώ	428	401
Pharmaceuticals - 1.3%
Mylan, Inc.
6.00%, 11/15/2018 - 144A	1,070	1,134
7.88%, 07/15/2020 - 144A	565	634
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/2021 - 144A ^	900	934
6.88%, 12/01/2018 - 144A	550	579
7.00%, 10/01/2020 - 144A	300	316
Real Estate Investment Trusts - 1.2%
Entertainment Properties Trust
5.75%, 08/15/2022 ^	1,030	1,069
Host Hotels & Resorts, LP
5.88%, 06/15/2019	1,150	1,265
6.00%, 10/01/2021	500	571
9.00%, 05/15/2017	340	371
Real Estate Management & Development - 0.4%
Realogy Corp.
11.50%, 04/15/2017 § Δ	960	1,030
Road & Rail - 1.7%
Aviation Capital Group Corp.
6.75%, 04/06/2021 - 144A	965	984
7.13%, 10/15/2020 - 144A	245	257
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2019 ^	275	299
9.75%, 03/15/2020	1,495	1,708
Hertz Corp.
6.75%, 04/15/2019 ^	350	369
7.50%, 10/15/2018 ^	920	994

	Principal (000’s)	Value (000’s)
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 - 144A	$1,200	$1,305
10.13%, 03/15/2018 - 144A	788	867
Software - 1.7%
First Data Corp.
6.75%, 11/01/2020 - 144A	1,409	1,400
8.75%, 01/15/2022 - 144A ^	1,015	1,023
12.63%, 01/15/2021 ^	2,050	2,124
Specialty Retail - 0.8%
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	272	248
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	1,240	1,286
9.25%, 06/01/2015	23	21
9.63%, 06/01/2015 Ώ	600	545
Textiles, Apparel & Luxury Goods - 1.4%
Jones Group, Inc.
6.13%, 11/15/2034	1,300	1,066
Jones Group, Inc. / Apparel Group Hold / Apparel Group USA / Footwear Acc Retail
6.88%, 03/15/2019 ^	925	955
Levi Strauss & Co.
6.88%, 05/01/2022 ^	1,274	1,328
PVH Corp.
7.38%, 05/15/2020 ^	360	407
Tobacco - 0.1%
North Atlantic Trading Co.
11.50%, 07/15/2016 - 144A	145	144
Wireless Telecommunication Services - 2.4%
Cricket Communications, Inc.
7.75%, 05/15/2016	1,310	1,382
7.75%, 10/15/2020 ^	940	917
SBA Communications Corp.
5.63%, 10/01/2019 - 144A	220	224
Sprint Nextel Corp.
8.38%, 08/15/2017 ^	2,255	2,508
9.00%, 11/15/2018 - 144A ^	1,320	1,584

Total Corporate Debt Securities (cost $229,927)		240,092

STRUCTURED NOTES DEBT - 0.7%
Capital Markets - 0.7%
Goldman Sachs Capital II
4.00%, 06/01/2043 *	2,669	2,010
Total Structured Notes Debt (cost $1,807)
LOAN ASSIGNMENTS - 0.8%
Communications Equipment - 0.1%
Sorenson Communications, Inc., Tranche C
—, 08/16/2013 * § Δ	400	396
Diversified Telecommunication Services - 0.4%
Level 3 Financing, Inc., Tranche B
4.75%, 02/01/2016 *	1,000	1,005
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.
8.50%, 12/01/2017 * § Δ	712	714

Total Loan Assignments (cost $2,088)		2,115

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS - 2.0%
Consumer Finance - 0.8%
Ally Financial, Inc., 7.00% - 144A	1,077	$1,007
Ally Financial, Inc., 8.50% * ^	61,000	1,493
Diversified Financial Services - 0.5%
GMAC Capital Trust I, 8.13% *	50,500	1,268
Insurance - 0.7%
Hartford Financial Services Group, Inc., 7.88% * ^	64,900	1,817

Total Preferred Stocks (cost $4,836)		5,585

COMMON STOCKS - 0.0% ¥
Automobiles - 0.0% ¥
General Motors Co. ‡ ^	3,292	74
Motors Liquidation Co. GUC Trust ‡	826	14
Commercial Services & Supplies - 0.0% ¥
Quad/Graphics, Inc. ^	89	2

Total Common Stocks (cost $121)		90

WARRANTS - 0.0% ¥
Automobiles - 0.0% ¥
General Motors Co. ‡
Expiration: 07/10/2016
Exercise Price: $10.00	58	1
General Motors Co. ‡
Expiration: 07/10/2019
Exercise Price: $18.33	58	¿

Total Warrants (cost $¿)		1

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 25.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31%	69,302,456	$69,302
Total Securities Lending Collateral (cost $69,302)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 5.8%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $15,746 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $16,065.	$15,746	15,746
Total Repurchase Agreement (cost $15,746)

Total Investment Securities (cost $323,827) P		334,941
Other Assets and Liabilities - Net		(61,275)

Net Assets		$273,666

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $66,570.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,250, or 0.46% of the fund’s net assets.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Џ	In default.
All or a portion of this security represents an unsettled loan commitment at 09/30/2012 where the rate will be determined at time of settlement.
§	Illiquid. These securities had an aggregate market value of $3,983, or 1.46%, of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $323,827. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,389 and $3,275, respectively. Net unrealized appreciation for tax purposes is $11,114.
¿	Amount is less than 1.
Δ	Restricted. At 09/30/2012, the fund owned the respective securities which were restricted to public resale as follows:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Loan Assignments	Chesapeake Energy Corp.	05/31/2012	$701	$714	0.26%
Corporate Debt Securities	Level 3 Financing, Inc.	07/09/2012	1,731	1,843	0.67
Corporate Debt Securities	Realogy Corp.	07/11/2012	893	1,030	0.38
Loan Assignments	Sorenson Communications, Inc., Tranche C	06/25/2012	385	396	0.15

			$3,710	$3,983	1.46%

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

DEFINITION (all amounts in thousands):

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $55,261, or 20.19% of the fund’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 09/30/2012
Common Stocks	$90	$—		$—	$90
Corporate Debt Securities	—	240,092		¿	240,092
Loan Assignments	—	2,115		—	2,115
Preferred Stocks	5,585	—		—	5,585
Repurchase Agreement	—	15,746		—	15,746
Securities Lending Collateral	69,302	—		—	69,302
Structured Notes Debt	—	2,010		—	2,010
Warrants	1	—		—	1

Total	$74,978	$259,963	$	¿	$334,941

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011		Purchases	(Sales)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012 ₪		Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 09/30/2012
Corporate Debt Securities	$	¿	$—	$—	$—	$—	$—	$—	$—	$	¿	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₪	Total aggregate market value of Level 3 is less than 0.01% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than $1% of the net assets in the aggregate.
¿	Amount is less than 1.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON Money Market VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
COMMERCIAL PAPER  - 53.0%
Beverages - 1.7%
Coca-Cola Co.
0.22%, 12/19/2012 - 144A	$10,000	$9,995
Capital Markets - 4.8%
Royal Park Investments Funding Corp.
0.54%, 10/19/2012 - 144A	2,000	1,999
0.83%, 11/16/2012 - 144A	22,000	21,977
0.88%, 12/03/2012 - 144A	5,000	4,992
Commercial Banks - 15.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.43%, 10/05/2012	4,000	4,000
Credit Suisse
0.37%, 11/19/2012	2,400	2,399
Deutsche Bank Financial LLC
0.15%, 10/15/2012	1,000	1,000
DNB Bank ASA
0.34%, 10/12/2012 - 144A	7,000	6,999
Mizuho Funding LLC
0.37%, 10/19/2012 - 144A	7,000	6,999
0.41%, 11/06/2012 - 144A	10,000	9,996
0.44%, 10/05/2012 - 144A	2,500	2,500
Skandinaviska Enskilda Banken AB
0.58%, 12/12/2012 - 144A	7,200	7,192
Standard Chartered Bank
0.46%, 11/13/2012 - 144A	7,900	7,896
0.48%, 11/21/2012 - 144A	7,500	7,495
Sumitomo Mitsui Banking Corp.
0.37%, 10/12/2012 - 144A	11,200	11,198
Swedbank AB
0.54%, 11/15/2012	10,000	9,993
Westpac Securities NZ, Ltd.
0.81%, 10/01/2012 - 144A	13,000	12,999
Consumer Finance - 3.4%
Toyota Motor Credit Corp.
0.26%, 11/23/2012	5,500	5,498
0.32%, 10/10/2012 - 10/26/2012	15,000	14,997
Diversified Financial Services - 25.5%
Alpine Securitization Corp.
0.37%, 10/09/2012 - 144A	2,900	2,900
CAFCO LLC
0.33%, 11/02/2012 - 144A	10,000	9,997
0.34%, 11/16/2012 - 144A	7,000	6,997
0.66%, 11/01/2012 - 144A	2,750	2,748
General Electric Capital Corp.
0.35%, 12/17/2012	4,000	3,997
Harley-Davidson Funding Corp.
0.38%, 10/17/2012 - 144A	2,750	2,750
Kells Funding LLC
0.53%, 02/22/2013	10,000	9,979
0.54%, 01/30/2013	15,000	14,973
Mont Blanc Capital Corp.
0.43%, 11/08/2012 - 144A	1,100	1,099
0.44%, 11/07/2012 - 144A	15,000	14,993
0.45%, 10/22/2012 - 144A	10,000	9,997
Rabobank USA Financial Corp.
0.36%, 11/08/2012	2,870	2,869
0.49%, 02/01/2013	7,000	6,988
0.51%, 01/25/2013	5,000	4,992
Regency Markets NO. 1 LLC
0.34%, 11/15/2012 - 144A	4,762	4,760
0.36%, 10/15/2012 - 144A	6,000	5,999

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Salisbury Receivables Co. LLC
0.36%, 01/18/2013 - 144A	$15,400	$15,384
Sheffield Receivables Corp.
0.40%, 01/08/2013 - 144A	5,000	4,995
Straight-A Funding LLC
0.16%, 11/21/2012 - 144A	12,600	12,597
0.17%, 11/06/2012 - 144A	7,000	6,999
0.19%, 10/10/2012 - 144A	7,000	7,000
Electric Utilities - 0.5%
Duke Energy Corp.
0.44%, 10/22/2012 - 144A	2,750	2,749
Energy Equipment & Services - 0.5%
Spectra Energy Capital LLC
0.51%, 10/04/2012 - 144A	2,750	2,750
Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.83%, 10/01/2012 - 144A	2,750	2,750
Oil, Gas & Consumable Fuels - 0.9%
Devon Energy Corp.
0.35%, 10/15/2012 - 144A	2,810	2,809
Kinder Morgan Energy Partners, LP
0.53%, 10/09/2012 - 144A	2,750	2,750

Total Commercial Paper (cost $316,945)		316,945

CERTIFICATES OF DEPOSIT - 7.4%
Commercial Banks - 7.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.34%, 11/05/2012	18,700	18,700
Skandinaviska Enskilda Banken AB
0.61%, 06/07/2013	15,000	15,000
Svenska Handelsbanken
0.58%, 09/25/2013 	10,700	10,747

Total Certificates of Deposit (cost $44,447)		44,447

CORPORATE DEBT SECURITIES - 4.7%
Commercial Banks - 4.5%
Deutsche Bank AG
1.11%, 01/18/2013 *	15,000	15,025
ING Bank NV
2.65%, 01/14/2013 - 144A	12,000	12,075
Diversified Financial Services - 0.2%
JPMorgan Chase & Co.
5.38%, 10/01/2012	1,000	1,000

Total Corporate Debt Securities (cost $28,100)		28,100

DEMAND NOTE - 2.3%
Capital Markets - 2.3%
Goldman Sachs Co. Promissory Note
0.56%, 12/21/2012 §	13,500	13,500
Total Demand Note (cost $13,500)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS  - 5.0%
Freddie Mac
0.12%, 10/26/2012 - 11/02/2012	26,000	25,998
U.S. Treasury Bill
0.12%, 11/08/2012	4,000	3,999

Total Short-Term U.S. Government Obligations (cost $29,997)		29,997

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS - 27.6%
Goldman Sachs 0.19% , dated 09/28/2012, to be repurchased at $26,900 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 2.28%, due 03/01/2042, and with a value of $27,438.	$26,900	$26,900
JPMorgan Securities, Inc. 0.23% , dated 09/28/2012, to be repurchased at $138,203 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 5.13% - 7.93%, due 04/16/2029 - 10/16/2041, and with a total value of $138,200.	138,200	138,200
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $82 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.05%, due 01/01/2042, and with a value of $88.	82	82

Total Repurchase Agreements (cost $165,182)		165,182

Total Investment Securities (cost $598,171) P		598,171
Other Assets and Liabilities - Net		227

Net Assets		$598,398

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 09/28/2012.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $13,500, or 2.26% of the portfolio’s net assets.
P	Aggregate cost for federal income tax purposes is $598,171.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $247,335, or 41.33% of the portfolio’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Certificates of Deposit	$—	$44,447	$—	$44,447
Commercial Paper	—	316,945	—	316,945
Corporate Debt Securities	—	28,100	—	28,100
Demand Note	—	13,500	—	13,500
Repurchase Agreements	—	165,182	—	165,182
Short-Term U.S. Government Obligations	—	29,997	—	29,997

Total	$—	$598,171	$—	$598,171

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 34.6%
U.S. Treasury Bond
3.00%, 05/15/2042	$2,500	$2,592
3.13%, 11/15/2041	4,400	4,687
3.75%, 08/15/2041	28,485	34,057
5.00%, 05/15/2037	8,000	11,456
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	41,468	59,317
U.S. Treasury Note
0.13%, 07/31/2014	30,000	29,938
0.25%, 05/15/2015 - 07/15/2015	25,000	24,970
0.38%, 04/15/2015	4,000	4,009
0.50%, 07/31/2017 ^	55,000	54,729
0.63%, 05/31/2017 - 09/30/2017	15,000	15,011
0.88%, 11/30/2016 - 01/31/2017	32,650	33,173
0.88%, 02/28/2017 ^	20,000	20,308
1.00%, 09/30/2016 - 03/31/2017	13,006	13,277
1.38%, 09/30/2018	40,300	41,572

Total U.S. Government Obligations (cost $332,396)		349,096

U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.8%
Fannie Mae
1.84%, 10/09/2019  ^	17,575	15,460
1.98%, 06/25/2021	4,673	4,822
3.22%, 02/01/2015	11,500	12,047
3.79%, 07/01/2013	1,266	1,280
4.50%, 03/25/2021	476	479
5.00%, 06/25/2019 - 04/25/2034	3,772	3,964
Fannie Mae, TBA
3.50%	138,000	147,985
Freddie Mac
1.00%, 07/30/2014	10,000	10,130
1.88%, 11/29/2019 	17,967	15,518
2.37%, 05/25/2022	10,000	10,202
4.00%, 08/15/2028 - 02/15/2029	7,774	8,062
4.13%, 09/27/2013	1,000	1,039
5.00%, 07/15/2018 - 11/15/2032	1,938	2,031
6.25%, 07/15/2032 ^	5,000	7,547
Ginnie Mae
3.28%, 02/16/2035	3,918	4,020
3.95%, 07/15/2025	7,617	8,344
4.00%, 08/20/2037	5,002	5,243
4.58%, 06/20/2062	10,112	11,612
4.60%, 10/20/2061	9,817	11,150
4.65%, 08/20/2061	21,571	24,499
4.66%, 09/20/2061 - 10/20/2061	17,502	19,890
4.67%, 10/20/2061	17,406	19,838
4.68%, 10/20/2061	13,672	15,564
4.70%, 07/20/2061 - 12/20/2061	16,484	18,772
4.85%, 04/20/2061	5,260	5,976
4.86%, 03/20/2061	10,521	11,900
Overseas Private Investment Corp.
3.74%, 04/15/2015	5,088	5,157
5.14%, 12/15/2023	7,151	8,391

Total U.S. Government Agency Obligations (cost $395,851)		410,922

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES - 1.6%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	$7,000	$7,160
BCAP LLC Trust
Series 2009-RR6, Class 2A1
2.97%, 08/26/2035 - 144A *	2,141	1,947
Citigroup Mortgage Loan Trust 2010-10
Series 2010-10, Class 4A1
4.00%, 01/25/2036 - 144A	1,572	1,588
Impac CMB Trust
Series 2007-A, Class A
0.47%, 05/25/2037 *	3,757	3,604
Jefferies & Co., Inc.
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	1,612	1,678
RREF 2012 LT1 LLC
Series 2012-LT1A, Class A
4.75%, 02/15/2025 - 144A	138	138

Total Mortgage-Backed Securities (cost $15,310)		16,115

ASSET-BACKED SECURITIES - 9.5%
EFS Volunteer No. 3 LLC
Series 2012-1, Class A1
0.82%, 10/25/2021 - 144A *	8,320	8,298
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.46%, 03/20/2036 *	5,003	4,563
Series 2007-1, Class A4
0.58%, 03/20/2036 *	2,938	2,591
North Texas Higher Education Authority
Series 2012-1, Class A
1.25%, 12/01/2034 *	10,000	10,012
SLM Student Loan Trust
Series 2012-6, Class A1
0.38%, 02/27/2017 *	55,000	55,002
South Carolina Student Loan Corp.
Series 2010-1, Class A2
1.45%, 07/25/2025 *	10,000	10,101
U.S. Small Business Administration
Series 2012-10B, Class 1
2.25%, 09/10/2022	5,000	5,077

Total Asset-Backed Securities (cost $95,071)		95,644

PREFERRED CORPORATE DEBT SECURITIES - 0.4%
Commercial Banks - 0.1%
State Street Capital Trust III
5.38%, 10/04/2012 * Ž ^	735	735
Diversified Financial Services - 0.3%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A *	3,100	3,286

Total Preferred Corporate Debt Securities (cost $3,494)		4,021

CORPORATE DEBT SECURITIES - 16.8%
Aerospace & Defense - 0.3%
Exelis, Inc.
5.55%, 10/01/2021	3,000	3,269
Airlines - 0.5%
AirTran Airways Pass-Through Trust
Series 1999-1
10.41%, 04/01/2017 - 144A	4,079	4,752

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. ^
9.75%, 11/17/2015	BRL5,000	$2,781
Capital Markets - 0.7%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A	$3,150	3,408
Raymond James Financial, Inc.
8.60%, 08/15/2019	3,000	3,746
Commercial Banks - 0.9%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	2,240	2,910
CoBank ACB
7.88%, 04/16/2018 - 144A	2,500	3,130
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	2,200	2,890
Diversified Financial Services - 7.4%
Carobao Leasing LLC
1.83%, 09/07/2024	5,000	5,062
Ford Motor Credit Co. LLC
4.25%, 09/20/2022 ^	2,035	2,085
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	4,000	3,990
Portmarnock Leasing LLC
1.74%, 10/22/2024	3,000	3,024
Premier Aircraft Leasing EXIM 1, Ltd.
3.55%, 04/10/2022	8,288	9,034
3.58%, 02/06/2022	8,062	8,846
Private Export Funding Corp.
2.45%, 07/15/2024	5,500	5,540
2.80%, 05/15/2022	15,000	16,172
3.05%, 10/15/2014 ^	2,038	2,146
4.55%, 05/15/2015 ^	7,000	7,764
Tagua Leasing LLC
1.90%, 07/12/2024	6,500	6,612
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	3,750	4,382
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.
5.80%, 03/15/2022 ^	4,170	4,538
Energy Equipment & Services - 0.3%
Transocean, Inc.
5.05%, 12/15/2016 ^	3,000	3,352
Gas Utilities - 0.3%
Southern Union Co.
7.60%, 02/01/2024	2,000	2,538
Insurance - 1.1%
Fidelity National Financial, Inc.
5.50%, 09/01/2022 ^	2,750	2,948
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	1,000	1,325
Stone Street Trust
5.90%, 12/15/2015 - 144A	5,000	5,258
Swiss RE Solutions Holding Corp.
7.75%, 06/15/2030	1,520	1,961
Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 ^	2,475	2,413
7.63%, 03/15/2020	350	336

	Principal (000’s)	Value (000’s)
Metals & Mining - 0.5%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	$3,552	$4,660
Oil, Gas & Consumable Fuels - 2.0%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	3,000	3,265
Petrobras International Finance Co.
5.38%, 01/27/2021 ^	4,000	4,507
Petrohawk Energy Corp.
7.25%, 08/15/2018	3,000	3,408
Petroleos Mexicanos
1.70%, 12/20/2022	9,000	9,104
Pharmaceuticals - 0.1%
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	1,000	1,013
Real Estate Investment Trusts - 0.4%
Kilroy Realty, LP
5.00%, 11/03/2015 ^	4,000	4,344
Road & Rail - 0.5%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A ^	5,000	5,247
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A ^	2,340	2,808
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non 4.14%, 11/15/2015 - 144A	4,739	4,906

Total Corporate Debt Securities (cost $160,959)		169,474

COMMERCIAL PAPER  - 9.2%
Diversified Financial Services - 9.2%
Straight-A Funding LLC
0.19%, 10/26/2012 - 12/06/2012 - 144A	72,509	72,496
0.20%, 10/09/2012 - 144A	20,526	20,525

Total Commercial Paper (cost $93,021)		93,021

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	40,761,309	40,761
Total Securities Lending Collateral (cost $40,761)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $22,220 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $22,665.	$22,220	22,220
Total Repurchase Agreement (cost $22,220)

Total Investment Securities (cost $1,159,083) P		1,201,274
Other Assets and Liabilities - Net		(192,317)

Net Assets		$1,008,957

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $39,934.
	Rate shown reflects the yield at 09/28/2012.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
P	Aggregate cost for federal income tax purposes is $1,159,083. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43,256 and $1,065, respectively. Net unrealized appreciation for tax purposes is $42,191.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $170,047, or 16.85%, of the portfolio’s net assets.
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 09/30/2012
Asset-Backed Securities	$—	$95,644	$—	$95,644
Commercial Paper	—	93,021	—	93,021
Corporate Debt Securities	—	169,474	—	169,474
Mortgage-Backed Securities	—	16,115	—	16,115
Preferred Corporate Debt Securities	—	4,021	—	4,021
Repurchase Agreement	—	22,220	—	22,220
Securities Lending Collateral	40,761	—	—	40,761
U.S. Government Agency Obligations	—	410,922	—	410,922
U.S. Government Obligations	—	349,096	—	349,096

Total	$40,761	$1,160,513	$—	$1,201,274

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 17.6%
U.S. Treasury Bond
3.13%, 11/15/2041	$680	$724
3.75%, 08/15/2041	945	1,130
4.38%, 05/15/2040	5,080	6,722
5.38%, 02/15/2031	2,800	4,049
U.S. Treasury Note
0.13%, 09/30/2013	2,305	2,303
0.25%, 11/30/2013	5,600	5,603
0.75%, 08/15/2013	1,530	1,538
0.88%, 11/30/2016	3,352	3,406
1.00%, 07/15/2013 - 09/30/2016	9,192	9,288
1.50%, 08/31/2018	890	925
1.75%, 07/31/2015	5,636	5,865
2.00%, 11/15/2021 - 02/15/2022	3,055	3,180
2.13%, 12/31/2015	3,570	3,773
2.63%, 11/15/2020	1,079	1,191
2.75%, 02/15/2019	1,113	1,240
3.13%, 10/31/2016	3,775	4,179
3.50%, 05/15/2020	1,687	1,975
3.63%, 02/15/2021	1,200	1,421

Total U.S. Government Obligations (cost $54,971)		58,512

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.9%
Fannie Mae
1.25%, 01/30/2017	740	760
3.50%, 11/01/2025 - 03/01/2041	2,070	2,224
4.00%, 03/01/2024 - 02/01/2041	4,066	4,379
4.50%, 04/01/2025 - 08/01/2040	3,877	4,202
5.00%, 01/01/2013 - 08/01/2040	2,185	2,417
5.38%, 06/12/2017	4,680	5,673
5.50%, 12/01/2023 - 12/01/2039	3,675	4,039
6.00%, 03/01/2038 - 02/01/2040	2,208	2,442
6.50%, 11/01/2036 - 11/01/2038	962	1,090
6.63%, 11/15/2030	414	635
Freddie Mac
0.63%, 12/29/2014	750	755
0.75%, 03/28/2013	2,120	2,126
2.38%, 01/13/2022	745	782
4.00%, 11/01/2025 - 04/01/2042	2,426	2,621
4.50%, 05/01/2023 - 04/01/2041	3,691	3,986
4.75%, 11/17/2015	1,000	1,134
5.00%, 12/01/2038 - 04/01/2040	3,402	3,699
5.50%, 04/01/2038 - 10/01/2038	1,894	2,066
6.00%, 11/01/2037	175	192
6.75%, 03/15/2031	245	383
Ginnie Mae
3.50%, 02/15/2042	1,425	1,564
4.00%, 12/15/2040 - 11/20/2041	1,567	1,736
4.50%, 06/15/2039 - 07/20/2041	3,272	3,617
5.00%, 08/15/2039 - 09/20/2041	2,087	2,316
5.50%, 12/20/2038 - 04/15/2040	1,188	1,325
6.00%, 06/15/2037	234	264

Total U.S. Government Agency Obligations (cost $54,852)		56,427

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
European Investment Bank
2.88%, 09/15/2020	220	237
4.88%, 02/15/2036	285	338
5.13%, 05/30/2017	85	101

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Export Development Canada
3.50%, 05/16/2013	$155	$158
Inter-American Development Bank
3.88%, 02/14/2020	635	749
International Bank for Reconstruction & Development
4.75%, 02/15/2035	245	306
Republic of Brazil
8.88%, 10/14/2019 ^	247	358
Republic of Israel
5.13%, 03/26/2019	310	357
United Mexican States
5.95%, 03/19/2019	290	360

Total Foreign Government Obligations (cost $2,797)		2,964

MORTGAGE-BACKED SECURITIES - 0.9%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.53%, 04/15/2040 *	185	197
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.01%, 02/15/2038 *	185	201
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4
5.55%, 04/10/2038 *	780	885
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	180	205
Series 2006-CB16, Class A4
5.55%, 05/12/2045	180	207
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185	211
Series 2007-C1, Class A4
5.72%, 02/15/2051	130	153
Series 2007-LD11, Class A4
6.00%, 06/15/2049 *	105	122
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.06%, 06/15/2038 *	500	578
Series 2006-C6, Class A4
5.37%, 09/15/2039	334	386

Total Mortgage-Backed Securities (cost $2,998)		3,145

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% ¥
State of California
7.60%, 11/01/2040	115	160
Total Municipal Government Obligation (cost $119)

PREFERRED CORPORATE DEBT SECURITY - 0.0% ¥
Commercial Banks - 0.0% ¥
Mellon Capital IV
4.00%, 11/01/2012 * Ž	115	103
Total Preferred Corporate Debt Security (cost $115)

CORPORATE DEBT SECURITIES - 9.6%
Aerospace & Defense - 0.1%
Boeing Co.
6.00%, 03/15/2019	180	227
Goodrich Corp.
3.60%, 02/01/2021	60	66

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Aerospace & Defense (continued)
United Technologies Corp.
4.88%, 05/01/2015	$85	$94
Air Freight & Logistics - 0.0% ¥
United Parcel Service, Inc.
4.50%, 01/15/2013	50	51
Beverages - 0.2%
Anheuser-Busch Cos. LLC
4.95%, 01/15/2014	90	95
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021 ^	110	129
5.38%, 01/15/2020	50	62
Bottling Group LLC
6.95%, 03/15/2014	85	93
Coca-Cola Co.
4.88%, 03/15/2019	50	60
Diageo Capital PLC
7.38%, 01/15/2014	85	92
PepsiCo, Inc.
3.00%, 08/25/2021	180	191
Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85	101
5.75%, 03/15/2040	140	163
Capital Markets - 0.6%
Credit Suisse USA, Inc.
5.50%, 08/15/2013	90	94
5.85%, 08/16/2016	95	109
Deutsche Bank AG
6.00%, 09/01/2017	90	107
Goldman Sachs Group, Inc.
5.25%, 10/15/2013	58	61
5.35%, 01/15/2016	95	105
6.00%, 06/15/2020	50	58
6.13%, 02/15/2033 ^	95	107
7.50%, 02/15/2019	435	538
Jefferies Group, Inc.
6.88%, 04/15/2021	90	97
8.50%, 07/15/2019	20	23
Morgan Stanley
5.50%, 07/24/2020	200	216
Morgan Stanley - Series MTN
6.63%, 04/01/2018	420	483
UBS AG
5.88%, 07/15/2016 ^	100	109
Chemicals - 0.1%
Dow Chemical Co.
4.25%, 11/15/2020	80	88
8.55%, 05/15/2019	80	107
E.I. du Pont de Nemours & Co.
4.25%, 04/01/2021 ^	200	232
5.88%, 01/15/2014	14	15
Lubrizol Corp.
8.88%, 02/01/2019	15	21
Commercial Banks - 0.7%
Barclays Bank PLC
5.14%, 10/14/2020	110	112
BNP Paribas SA
5.00%, 01/15/2021	85	94
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	150	159

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Deutsche Bank Financial LLC
5.38%, 03/02/2015 ^	$50	$53
HSBC Bank USA NA
4.63%, 04/01/2014	100	105
4.88%, 08/24/2020	250	269
KFW
4.50%, 07/16/2018	310	368
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300	350
PNC Funding Corp.
5.13%, 02/08/2020	105	124
5.63%, 02/01/2017	95	109
U.S. Bancorp
4.20%, 05/15/2014	50	53
Wachovia Corp.
5.25%, 08/01/2014	59	63
5.50%, 05/01/2013	90	93
Wells Fargo & Co.
3.68%, 06/15/2016 *	99	108
5.63%, 12/11/2017	85	102
Westpac Banking Corp.
4.88%, 11/19/2019	50	57
Commercial Services & Supplies - 0.1%
Republic Services, Inc.
3.80%, 05/15/2018	115	128
Waste Management, Inc.
7.10%, 08/01/2026	70	94
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 11/17/2014	62	65
5.90%, 02/15/2039	160	212
Harris Corp.
6.38%, 06/15/2019	70	84
Motorola Solutions, Inc.
7.50%, 05/15/2025	15	19
Computers & Peripherals - 0.0% ¥
Hewlett-Packard Co.
4.30%, 06/01/2021	80	82
Construction Materials - 0.1%
CRH America, Inc.
8.13%, 07/15/2018	165	201
Consumer Finance - 0.2%
American Express Co.
5.50%, 09/12/2016	90	104
8.13%, 05/20/2019	75	101
Capital One Financial Corp.
4.75%, 07/15/2021	80	91
6.75%, 09/15/2017	85	104
Caterpillar Financial Services Corp.
6.13%, 02/17/2014	59	64
John Deere Capital Corp.
5.25%, 10/01/2012	90	90
SLM Corp.
5.38%, 05/15/2014	50	53
Diversified Financial Services - 1.3%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020	155	163
Aon Corp.
5.00%, 09/30/2020	75	86

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Bank of America Corp.
4.88%, 01/15/2013	$95	$96
5.63%, 07/01/2020	205	234
7.63%, 06/01/2019	445	556
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	90	103
Bear Stearns Cos., LLC
5.55%, 01/22/2017	90	102
5.70%, 11/15/2014	175	192
Citigroup, Inc.
5.50%, 04/11/2013	90	92
5.85%, 08/02/2016	100	113
6.50%, 08/19/2013	90	94
8.50%, 05/22/2019	405	536
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58	69
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	460	468
General Electric Capital Corp.
2.95%, 05/09/2016	120	127
4.80%, 05/01/2013	190	195
5.63%, 09/15/2017 - 05/01/2018	345	406
JPMorgan Chase & Co.
4.40%, 07/22/2020	540	593
4.63%, 05/10/2021	53	59
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155	164
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018	45	56
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
4.45%, 05/15/2021	361	425
5.35%, 09/01/2040	95	114
5.80%, 02/15/2019	135	168
Deutsche Telekom International Finance BV
5.88%, 08/20/2013	100	104
6.00%, 07/08/2019	75	91
Telecom Italia Capital SA
5.25%, 10/01/2015	95	100
7.18%, 06/18/2019	60	66
Telefonica Emisiones SAU
5.13%, 04/27/2020	75	74
6.42%, 06/20/2016	75	79
Verizon Communications, Inc.
4.60%, 04/01/2021	220	261
5.25%, 04/15/2013	148	152
Electric Utilities - 0.5%
AEP Texas Central Co.
6.65%, 02/15/2033	85	110
Commonwealth Edison Co.
5.80%, 03/15/2018	50	61
Duke Energy Carolinas LLC
4.25%, 12/15/2041	145	153
Enersis SA
7.40%, 12/01/2016	50	59
Entergy Texas, Inc.
7.13%, 02/01/2019	100	123
FirstEnergy Corp. - Series C
7.38%, 11/15/2031	45	59
FirstEnergy Solutions Corp.
6.05%, 08/15/2021	95	107

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Georgia Power Co. - Series 2008-B
5.40%, 06/01/2018	$50	$61
NiSource Finance Corp.
6.80%, 01/15/2019	170	206
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	100	123
Pacific Gas & Electric Co.
4.80%, 03/01/2014	90	95
PPL Energy Supply LLC
4.60%, 12/15/2021	145	156
Progress Energy, Inc.
4.40%, 01/15/2021 ^	165	185
TECO Finance, Inc.
5.15%, 03/15/2020	75	87
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95	100
Energy Equipment & Services - 0.3%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60	63
5.60%, 10/15/2014	30	33
Nabors Industries, Inc.
9.25%, 01/15/2019 ^	115	151
Noble Holding International, Ltd.
4.90%, 08/01/2020	55	61
Spectra Energy Capital LLC
6.20%, 04/15/2018	70	85
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130	146
6.50%, 08/15/2018	50	63
Transocean, Inc.
6.80%, 03/15/2038	100	120
Weatherford International, Ltd.
9.63%, 03/01/2019	125	162
Food & Staples Retailing - 0.2%
Ahold Finance USA LLC
6.88%, 05/01/2029	55	69
CVS Caremark Corp.
4.75%, 05/18/2020	90	105
Delhaize Group SA
5.88%, 02/01/2014	15	16
6.50%, 06/15/2017 ^	100	112
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105	108
2.88%, 04/01/2015	95	101
4.25%, 04/15/2021	110	129
Food Products - 0.1%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55	59
5.10%, 07/15/2015	35	38
ConAgra Foods, Inc.
5.88%, 04/15/2014	105	112
Kraft Foods Group, Inc.
5.38%, 02/10/2020 - 144A	78	93
Kraft Foods, Inc.
4.13%, 02/09/2016	95	104
5.38%, 02/10/2020	72	87
Health Care Providers & Services - 0.1%
Aetna, Inc.
6.00%, 06/15/2016	15	18
CIGNA Corp.
4.50%, 03/15/2021	75	83

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Health Care Providers & Services (continued)
Humana, Inc.
6.45%, 06/01/2016	$50	$57
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30	37
WellPoint, Inc.
7.00%, 02/15/2019	80	100
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc. - Series J
5.63%, 02/15/2013	15	15
McDonald’s Corp.
5.00%, 02/01/2019	85	101
Yum! Brands, Inc.
3.88%, 11/01/2020 ^	60	65
Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021	115	130
Procter & Gamble Co.
4.70%, 02/15/2019	85	101
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	90	106
Exelon Generation Co., LLC
4.00%, 10/01/2020	145	154
Industrial Conglomerates - 0.0% ¥
General Electric Co.
5.25%, 12/06/2017	120	142
Insurance - 0.6%
Allstate Corp.
7.45%, 05/16/2019	60	79
American International Group, Inc.
5.05%, 10/01/2015	100	110
5.60%, 10/18/2016	75	85
6.40%, 12/15/2020	70	85
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 ^	205	247
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95	101
3.75%, 08/15/2021 ^	200	219
Genworth Financial, Inc.
6.52%, 05/22/2018 ^	45	46
Hartford Financial Services Group, Inc.
4.00%, 03/30/2015	25	26
5.50%, 03/30/2020	15	17
6.30%, 03/15/2018	105	122
Lincoln National Corp.
8.75%, 07/01/2019	135	177
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55	62
5.75%, 09/15/2015	50	56
MetLife, Inc.
7.72%, 02/15/2019	145	189
Principal Financial Group, Inc.
7.88%, 05/15/2014	30	33
Prudential Financial, Inc.
3.00%, 05/12/2016	60	63
5.38%, 06/21/2020	90	104
XLIT, Ltd.
5.75%, 10/01/2021	80	92
IT Services - 0.1%
Computer Sciences Corp.
6.50%, 03/15/2018	75	87

	Principal (000’s)	Value (000’s)
IT Services (continued)
HP Enterprise Services LLC
7.45%, 10/15/2029	$75	$90
International Business Machines Corp.
4.00%, 06/20/2042	92	100
5.60%, 11/30/2039	5	7
5.70%, 09/14/2017	100	123
Machinery - 0.1%
Caterpillar, Inc.
3.90%, 05/27/2021	55	62
7.38%, 03/01/2097	55	86
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50	62
Media - 0.6%
CBS Corp.
5.75%, 04/15/2020	55	66
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225	335
Comcast Corp.
6.50%, 01/15/2017	85	103
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	90	99
4.75%, 10/01/2014	95	102
NBCUniversal Media LLC
5.15%, 04/30/2020	50	59
News America, Inc.
5.65%, 08/15/2020	85	101
6.55%, 03/15/2033	75	88
8.00%, 10/17/2016 ^	100	126
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	39	50
Time Warner Cable, Inc.
5.00%, 02/01/2020	145	168
5.85%, 05/01/2017	100	119
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	75	106
Time Warner, Inc.
4.70%, 01/15/2021	115	132
Turner Broadcasting System, Inc.
8.38%, 07/01/2013	85	90
Viacom, Inc.
3.50%, 04/01/2017	60	66
6.25%, 04/30/2016	60	70
Walt Disney Co.
5.50%, 03/15/2019	85	104
WPP Finance 2010
4.75%, 11/21/2021	16	18
Metals & Mining - 0.2%
Alcoa, Inc.
5.72%, 02/23/2019 ^	100	107
ArcelorMittal
6.13%, 06/01/2018 ^	155	155
10.10%, 06/01/2019	100	115
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016	90	108
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80	88
Teck Resources, Ltd.
6.00%, 08/15/2040	115	121
Vale Overseas, Ltd.
6.25%, 01/23/2017	95	110

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	$50	$61
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	150	162
Nordstrom, Inc.
6.25%, 01/15/2018	30	36
Target Corp.
7.00%, 01/15/2038	100	147
Multi-Utilities - 0.1%
Ameren Illinois Co.
9.75%, 11/15/2018	103	144
Consolidated Edison Co., of New York, Inc.
5.30%, 03/01/2035	90	111
Dominion Resources, Inc.
7.50%, 06/30/2066 *	95	104
MidAmerican Energy Holdings Co.
5.88%, 10/01/2012	135	135
Office Electronics - 0.0% ¥
Xerox Corp.
4.50%, 05/15/2021 ^	80	86
5.63%, 12/15/2019	25	28
8.25%, 05/15/2014	30	33
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120	139
6.38%, 09/15/2017	59	71
Apache Corp.
5.25%, 04/15/2013	60	62
BP Capital Markets PLC
3.88%, 03/10/2015	95	102
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018 ^	120	145
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75	106
Energy Transfer Partners, LP
6.13%, 02/15/2017	100	115
6.70%, 07/01/2018	90	107
Enterprise Products Operating LLC
5.20%, 09/01/2020 ^	50	59
Hess Corp.
6.00%, 01/15/2040	50	61
8.13%, 02/15/2019	40	53
Husky Energy, Inc.
7.25%, 12/15/2019	50	64
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020 ^	125	147
5.95%, 02/15/2018	50	60
Marathon Petroleum Corp.
3.50%, 03/01/2016	19	20
5.13%, 03/01/2021 ^	33	38
Noble Energy, Inc.
8.25%, 03/01/2019	75	97
ONEOK Partners, LP
3.25%, 02/01/2016	60	63
Petrobras International Finance Co.
5.75%, 01/20/2020	50	57
6.13%, 10/06/2016	75	85
Petro-Canada
6.05%, 05/15/2018	90	110
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	70	94

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
1.88%, 03/25/2013	$95	$96
4.38%, 03/25/2020	55	64
Valero Energy Corp.
6.13%, 02/01/2020	90	109
Williams Cos., Inc.
7.88%, 09/01/2021	19	25
Williams Partners, LP
5.25%, 03/15/2020	90	104
Paper & Forest Products - 0.1%
International Paper Co.
7.50%, 08/15/2021	90	118
9.38%, 05/15/2019	85	115
Pharmaceuticals - 0.4%
Abbott Laboratories
4.13%, 05/27/2020	305	352
AstraZeneca PLC
6.45%, 09/15/2037	100	137
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50	62
Johnson & Johnson
3.55%, 05/15/2021	200	227
Merck & Co., Inc.
4.75%, 03/01/2015	90	99
Novartis Capital Corp.
2.90%, 04/24/2015	95	101
Pfizer, Inc.
5.35%, 03/15/2015	85	95
6.20%, 03/15/2019 ^	100	127
Wyeth LLC
5.50%, 02/15/2016	90	104
Real Estate Investment Trusts - 0.2%
American Tower Corp.
5.05%, 09/01/2020	90	100
HCP, Inc.
6.00%, 01/30/2017	90	104
6.70%, 01/30/2018	25	30
Health Care REIT, Inc.
4.95%, 01/15/2021	175	191
Simon Property Group, LP
5.75%, 12/01/2015	90	102
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175	184
CSX Corp.
5.50%, 08/01/2013	90	94
Norfolk Southern Corp.
5.26%, 09/17/2014	90	98
Ryder System, Inc.
3.15%, 03/02/2015	20	21
3.50%, 06/01/2017	60	64
Union Pacific Corp.
4.75%, 09/15/2041	140	157
Software - 0.1%
Microsoft Corp.
4.00%, 02/08/2021	200	233
Oracle Corp.
5.25%, 01/15/2016 ^	85	98
Specialty Retail - 0.1%
AutoZone, Inc.
5.50%, 11/15/2015	55	62
Home Depot, Inc.
5.40%, 03/01/2016	85	98

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Specialty Retail (continued)
Lowe’s Cos., Inc.
3.80%, 11/15/2021 ^	$140	$155
Tobacco - 0.2%
Altria Group, Inc.
9.25%, 08/06/2019	180	256
Philip Morris International, Inc.
5.65%, 05/16/2018	50	61
6.38%, 05/16/2038	105	145
Reynolds American, Inc.
6.75%, 06/15/2017	100	121
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
5.00%, 03/30/2020	200	234
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/2014	85	90
8.50%, 11/15/2018	50	70
U.S. Cellular Corp.
6.70%, 12/15/2033	10	10
Vodafone Group PLC
4.38%, 03/16/2021 ^	230	269

Total Corporate Debt Securities (cost $30,017)		31,874

	Shares	Value (000’s)
PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE, 1.65% 	698	42
Volkswagen AG, 2.16% 	499	91
Household Products - 0.0% ¥
Henkel AG & Co. KGaA, 1.27% 	444	35
Multi-Utilities - 0.0% ¥
RWE AG, 6.45%  ^	168	7

Total Preferred Stocks (cost $145)		175

COMMON STOCKS - 27.1%
Aerospace & Defense - 0.4%
BAE Systems PLC	10,735	56
Boeing Co.	2,600	181
Bombardier, Inc. - Class B ^	5,300	20
European Aeronautic Defence and Space Co., NV	1,514	48
General Dynamics Corp.	700	46
Honeywell International, Inc.	2,700	161
Lockheed Martin Corp. ^	700	65
Northrop Grumman Corp. ^	600	40
Precision Castparts Corp.	500	82
Raytheon Co. ^	800	46
Rockwell Collins, Inc. ^	700	38
Rolls-Royce Holdings PLC ‡	6,828	93
Safran SA	548	20
Singapore Technologies Engineering, Ltd.	4,000	12
Textron, Inc. ^	400	10
Thales SA	600	21
United Technologies Corp. ^	3,100	242
Zodiac SA	300	29
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc. ^	600	35
Deutsche Post AG	2,060	40
Expeditors International of Washington, Inc. ^	900	33
FedEx Corp.	700	59
TNT Express NV	2,822	29

	Shares	Value (000’s)
Air Freight & Logistics (continued)
United Parcel Service, Inc. - Class B	2,600	$187
Yamato Holdings Co., Ltd. ^	900	14
Airlines - 0.0% ¥
All Nippon Airways Co., Ltd. ^	5,000	11
Cathay Pacific Airways, Ltd.	8,000	13
Delta Air Lines, Inc. ‡	3,400	31
Ryanair Holdings PLC ADR ‡	72	2
Singapore Airlines, Ltd.	2,000	17
Southwest Airlines Co.	5,400	48
United Continental Holdings, Inc. ‡ ^	2,000	39
Auto Components - 0.1%
Aisin Seiki Co., Ltd. ^	500	14
Autoliv, Inc. ^	300	19
BorgWarner, Inc. ‡ ^	500	35
Bridgestone Corp.	2,400	55
Cie Generale des Etablissements Michelin - Class B	701	54
Continental AG	385	38
Delphi Automotive PLC ‡ ^	1,700	52
Denso Corp. ^	1,800	56
Johnson Controls, Inc. ^	1,600	44
Magna International, Inc. - Class A ^	500	22
NGK Spark Plug Co., Ltd.	1,000	11
NOK Corp. ^	600	10
Nokian Renkaat OYJ	350	14
Sumitomo Rubber Industries, Ltd.	900	11
Toyoda Gosei Co., Ltd. ^	800	16
Toyota Industries Corp. ^	500	14
Automobiles - 0.4%
Bayerische Motoren Werke AG	1,182	86
Daihatsu Motor Co., Ltd. ^	1,100	18
Daimler AG	3,303	160
Fiat SpA ‡	2,784	15
Ford Motor Co. ^	12,800	126
Fuji Heavy Industries, Ltd. ^	2,000	17
General Motors Co. ‡ ^	1,963	45
Harley-Davidson, Inc. ^	700	30
Honda Motor Co., Ltd. ^	5,900	181
Isuzu Motors, Ltd.	3,000	14
Mazda Motor Corp. ‡ ^	8,000	9
Mitsubishi Motors Corp. ‡ ^	11,000	10
Nissan Motor Co., Ltd. ^	9,000	77
Renault SA	505	24
Suzuki Motor Corp. ^	1,300	25
Toyota Motor Corp. ^	10,000	390
Volkswagen AG	214	36
Yamaha Motor Co., Ltd. ^	1,000	9
Beverages - 0.7%
Anheuser-Busch InBev NV	2,875	244
Asahi Group Holdings, Ltd.	1,400	35
Beam, Inc.	700	40
Brown-Forman Corp. - Class B ^	600	39
Carlsberg AS - Class B	449	40
Coca-Cola Amatil, Ltd.	2,030	29
Coca-Cola Co.	14,800	562
Coca-Cola Enterprises, Inc.	1,300	41
Coca-Cola Hellenic Bottling Co. SA ‡	780	15
Diageo PLC	9,037	254
Dr. Pepper Snapple Group, Inc. ^	1,200	53
Heineken Holding NV	788	38
Heineken NV ^	712	42
Kirin Holdings Co., Ltd.	3,200	43
Monster Beverage Corp. ‡	1,500	81

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Beverages (continued)
PepsiCo, Inc.	5,700	$403
Pernod-Ricard SA	783	88
Remy Cointreau SA	200	23
SABMiller PLC	3,436	151
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. ‡ ^	408	47
Amgen, Inc.	2,833	239
Biogen Idec, Inc. ‡	800	119
Celgene Corp. ‡	1,100	84
CSL, Ltd.	1,863	89
Gilead Sciences, Inc. ‡ ^	2,700	179
Grifols SA ‡ ^	194	6
Regeneron Pharmaceuticals, Inc. ‡ ^	400	61
Vertex Pharmaceuticals, Inc. ‡ ^	800	45
Building Products - 0.0% ¥
Asahi Glass Co., Ltd. ^	2,400	16
ASSA Abloy AB	1,169	38
Cie de St-Gobain	1,480	51
Daikin Industries, Ltd. ^	600	16
LIXIL Group Corp. ^	700	17
TOTO, Ltd. ^	3,000	22
Capital Markets - 0.5%
Ameriprise Financial, Inc.	2,100	119
Bank of New York Mellon Corp.	2,900	66
BlackRock, Inc. - Class A	500	89
Charles Schwab Corp. ^	8,600	110
CI Financial Corp.	900	21
Credit Suisse Group AG ‡	2,676	57
Daiwa Securities Group, Inc. ^	4,000	15
Deutsche Bank AG	3,394	134
Franklin Resources, Inc. ^	400	50
Goldman Sachs Group, Inc. ^	1,700	193
IGM Financial, Inc. ^	500	20
Invesco, Ltd.	1,500	37
Julius Baer Group, Ltd. ‡	1,358	47
Macquarie Group, Ltd.	872	26
Mediobanca SpA	1,088	6
Morgan Stanley	3,600	60
Nomura Holdings, Inc. ^	13,200	47
Northern Trust Corp. ^	2,500	116
Partners Group Holding AG	200	42
Ratos AB - Class B	2,800	25
State Street Corp.	1,100	46
T. Rowe Price Group, Inc. ^	600	38
TD Ameritrade Holding Corp. ^	2,000	31
UBS AG ‡	13,224	161
Chemicals - 0.8%
Agrium, Inc.	400	42
Air Liquide SA	1,090	135
Air Products & Chemicals, Inc.	500	41
Air Water, Inc. ^	2,000	25
Airgas, Inc.	700	58
Akzo Nobel NV	623	35
Arkema SA	220	21
Asahi Kasei Corp. ^	3,000	15
BASF SE	3,331	280
Celanese Corp. - Class A ^	800	30
CF Industries Holdings, Inc. ^	200	44
Dow Chemical Co. ^	4,300	125
E.I. du Pont de Nemours & Co. ^	3,400	171
Eastman Chemical Co.	600	34
Ecolab, Inc.	700	45
FMC Corp. ^	600	33
Givaudan SA ‡	100	95
Incitec Pivot, Ltd.	7,463	23
Israel Chemicals, Ltd.	1,656	20

	Shares	Value (000’s)
Chemicals (continued)
Israel Corp., Ltd.	6	$4
JSR Corp. ^	600	10
K+S AG	602	30
Kansai Paint Co., Ltd. ^	1,300	14
Koninklijke DSM NV	552	28
Kuraray Co., Ltd. ^	1,000	11
Lanxess AG	400	33
Linde AG	612	105
LyondellBasell Industries NV - Class A	2,726	141
Mitsubishi Chemical Holdings Corp. ^	3,000	11
Mitsubishi Gas Chemical Co., Inc. ^	2,000	10
Mitsui Chemicals, Inc. ^	4,000	8
Monsanto Co.	1,900	173
Mosaic Co.	800	46
Nitto Denko Corp. ^	400	19
Novozymes A/S	930	26
Orica, Ltd.	841	22
Potash Corp. of Saskatchewan, Inc.	3,100	135
PPG Industries, Inc.	400	46
Praxair, Inc.	1,100	114
Sherwin-Williams Co. ^	300	45
Shin-Etsu Chemical Co., Ltd. ^	1,500	84
Showa Denko KK	6,000	10
Sigma-Aldrich Corp. ^	1,000	72
Solvay SA - Class A	297	34
Sumitomo Chemical Co., Ltd. ^	4,000	10
Syngenta AG	259	97
Taiyo Nippon Sanso Corp. ^	3,000	16
Teijin, Ltd. ^	4,000	10
Toray Industries, Inc. ^	5,000	30
UBE Industries, Ltd. ^	6,000	13
Umicore SA ^	293	15
Yara International ASA	701	35
Commercial Banks - 2.1%
Aozora Bank, Ltd. ^	5,000	15
Australia & New Zealand Banking Group, Ltd.	9,741	250
Banca Monte dei Paschi di Siena SpA ‡ ^	38,174	11
Banco Bilbao Vizcaya Argentaria SA ^	17,163	135
Banco Espirito Santo SA ‡	8,203	6
Banco Popular Espanol SA ^	3,318	7
Banco Santander SA ‡	33,963	253
Bank Hapoalim BM ‡	1,671	6
Bank Leumi Le-Israel BM ‡	3,697	10
Bank of East Asia, Ltd. ^	3,800	14
Bank of Kyoto, Ltd. ^	4,000	34
Bank of Montreal	2,299	136
Bank of Nova Scotia ^	4,000	219
Bank of Yokohama, Ltd. ^	3,000	14
Barclays PLC	42,027	146
BB&T Corp.	1,700	56
BNP Paribas SA	3,545	168
BOC Hong Kong Holdings, Ltd.	13,500	43
Canadian Imperial Bank of Commerce ^	1,500	117
Chiba Bank, Ltd.	2,000	12
Chugoku Bank, Ltd. ^	1,500	21
CIT Group, Inc. ‡	1,000	39
Commerzbank AG ‡	18,827	34
Commonwealth Bank of Australia ^	5,725	332
Credit Agricole SA ‡ ^	4,225	29
Danske Bank A/S - Class R ‡	2,342	42
DBS Group Holdings, Ltd.	7,000	82
DNB ASA	3,574	44
Erste Group Bank AG ‡	734	16
Fifth Third Bancorp ^	8,200	127
Fukuoka Financial Group, Inc. ^	3,000	12
Hachijuni Bank, Ltd. ^	2,000	11

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Commercial Banks (continued)
Hang Seng Bank, Ltd.	2,800	$43
HSBC Holdings PLC	65,283	605
Intesa Sanpaolo SpA	36,480	55
Iyo Bank, Ltd. ^	2,000	16
Joyo Bank, Ltd. ^	3,000	15
KBC Groep NV	753	18
KeyCorp	4,700	41
Lloyds TSB Group PLC ‡	98,133	62
M&T Bank Corp. ^	400	38
Mitsubishi UFJ Financial Group, Inc. ^	46,200	217
Mizrahi Tefahot Bank, Ltd. ‡	1,574	14
Mizuho Financial Group, Inc. ^	82,700	135
National Australia Bank, Ltd.	8,097	214
National Bank of Canada ^	400	30
Natixis	7,161	23
Nordea Bank AB	9,499	94
Oversea-Chinese Banking Corp.	9,000	68
PNC Financial Services Group, Inc.	1,900	120
Raiffeisen Bank International AG ^	300	11
Regions Financial Corp.	5,500	40
Resona Holdings, Inc.	4,500	18
Royal Bank of Canada ^	5,200	299
Royal Bank of Scotland Group PLC ‡	12,643	52
Seven Bank, Ltd. ^	5,320	16
Shinsei Bank, Ltd. ^	10,000	13
Shizuoka Bank, Ltd. ^	2,000	20
Skandinaviska Enskilda Banken AB - Class A	3,553	30
Societe Generale SA ‡	2,482	70
Standard Chartered PLC	8,658	196
Sumitomo Mitsui Financial Group, Inc. ^	4,900	153
Sumitomo Mitsui Trust Holdings, Inc. ^	11,000	33
SunTrust Banks, Inc.	4,600	130
Suruga Bank, Ltd. ^	2,000	23
Svenska Handelsbanken AB - Class A	1,804	68
Swedbank AB - Class A	2,990	56
Toronto-Dominion Bank ^	3,300	275
U.S. Bancorp	6,900	237
UniCredit SpA ‡	14,666	61
Unione di Banche Italiane SCPA	3,200	12
United Overseas Bank, Ltd.	5,000	80
Wells Fargo & Co.	18,200	629
Westpac Banking Corp.	11,053	285
Wing Hang Bank, Ltd.	2,000	19
Commercial Services & Supplies - 0.1%
Aggreko PLC	1,351	50
Brambles, Ltd.	3,848	28
DAI Nippon Printing Co., Ltd. ^	3,000	21
Edenred	700	20
G4S PLC	15,300	66
Republic Services, Inc. - Class A ^	1,400	39
Secom Co., Ltd. ^	800	42
Securitas AB - Class B	2,900	22
Societe BIC SA	200	24
Stericycle, Inc. ‡ ^	600	54
Toppan Printing Co., Ltd. ^	2,000	12
Waste Management, Inc. ^	3,300	105
Communications Equipment - 0.3%
Cisco Systems, Inc.	19,500	372
F5 Networks, Inc. ‡	500	52
Juniper Networks, Inc. ‡	1,800	31
Motorola Solutions, Inc. ^	2,213	112
Nokia OYJ	13,598	35
QUALCOMM, Inc.	6,100	382
Research In Motion, Ltd. ‡ ^	1,700	13
Telefonaktiebolaget LM Ericsson - Class B	10,876	99

	Shares	Value (000’s)
Computers & Peripherals - 0.9%
Apple, Inc.	3,400	$2,268
Dell, Inc. ^	3,800	37
EMC Corp. ‡ ^	7,400	202
Fujitsu, Ltd. ^	7,000	26
Gemalto NV	200	18
Hewlett-Packard Co.	7,200	123
NEC Corp. ‡ ^	7,000	11
NetApp, Inc. ‡ ^	3,400	112
SanDisk Corp. ‡ ^	1,000	43
Seagate Technology PLC	1,200	37
Toshiba Corp. ^	15,000	48
Western Digital Corp. ^	900	35
Construction & Engineering - 0.1%
ACS Actividades Co.	855	18
Bouygues SA	753	18
Chiyoda Corp.	1,000	16
Ferrovial SA	1,100	14
Fluor Corp. ^	600	34
JGC Corp.	300	10
Kajima Corp. ^	4,900	13
Leighton Holdings, Ltd.	3,687	64
Obayashi Corp. ^	6,000	27
Shimizu Corp. ^	5,000	17
Skanska AB - Class B	1,157	19
SNC-Lavalin Group, Inc. ^	600	23
Taisei Corp. ^	5,200	15
Vinci SA	1,596	68
Construction Materials - 0.1%
Boral, Ltd. ^	2,548	10
CRH PLC	2,621	50
Fletcher Building, Ltd.	3,130	18
HeidelbergCement AG	650	34
Holcim, Ltd. ‡	832	54
Imerys SA	300	18
James Hardie Industries SE	4,700	42
Lafarge SA	552	30
Taiheiyo Cement Corp. ^	8,000	17
Consumer Finance - 0.1%
AEON Credit Service Co., Ltd. ^	1,000	22
American Express Co.	3,800	215
Capital One Financial Corp.	1,200	68
Credit Saison Co., Ltd. ^	600	15
Discover Financial Services	1,300	52
ORIX Corp. ^	380	38
SLM Corp.	2,600	41
Containers & Packaging - 0.0% ¥
Amcor, Ltd.	3,510	29
Ball Corp. ^	600	25
Toyo Seikan Kaisha, Ltd.	1,600	17
Distributors - 0.0% ¥
Genuine Parts Co. ^	600	37
Jardine Cycle & Carriage, Ltd. ^	180	7
Li & Fung, Ltd. ^	20,000	31
Diversified Consumer Services - 0.0% ¥
Benesse Holdings, Inc.	300	15
Diversified Financial Services - 0.6%
ASX, Ltd.	1,311	40
Bank of America Corp.	38,900	343
Banque Cantonale Vaudoise	100	52
CaixaBank	9,638	36
Citigroup, Inc.	10,611	348
CME Group, Inc. - Class A	1,000	57
Deutsche Boerse AG	586	32
Exor SpA	635	16
First Pacific Co.	17,000	18
Groupe Bruxelles Lambert SA	229	17
Hong Kong Exchanges and Clearing, Ltd. ^	3,700	56

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Diversified Financial Services (continued)
ING Groep NV ‡	13,860	$110
IntercontinentalExchange, Inc. ‡	300	40
Investment AB Kinnevik - Class B	999	21
Investor AB - Class B	1,091	24
JPMorgan Chase & Co.	13,800	560
Mitsubishi UFJ Lease & Finance Co., Ltd. ^	300	13
Moody’s Corp. ^	1,000	44
NYSE Euronext	2,000	49
Pargesa Holding SA	51	3
Pohjola Bank PLC - Class A	618	8
Singapore Exchange, Ltd. ^	2,000	11
TMX Group, Ltd. ‡	17	1
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	21,500	812
BCE, Inc. ^	600	26
Belgacom SA	342	10
Bell Aliant, Inc. ^	1,150	32
Bezeq Israeli Telecommunication Corp., Ltd.	6,738	8
BT Group PLC - Class A	18,488	69
CenturyLink, Inc. ^	1,549	63
Deutsche Telekom AG	10,211	126
Elisa OYJ	464	10
France Telecom SA	6,700	81
Iliad SA ^	123	20
Inmarsat PLC	4,216	40
Koninklijke KPN NV	5,389	41
Nippon Telegraph & Telephone Corp.	1,600	76
PCCW, Ltd.	8,000	3
Portugal Telecom SGPS SA	2,505	12
Singapore Telecommunications, Ltd.	29,000	76
Swisscom AG	129	52
TDC A/S	2,394	17
Tele2 AB - Class B	1,110	20
Telecom Corp., of New Zealand, Ltd.	6,787	13
Telecom Italia SpA	22,323	22
Telecom Italia SpA - RSP	35,922	31
Telefonica SA	14,845	198
Telekom Austria AG	1,367	10
Telenet Group Holding NV	200	9
Telenor ASA	2,662	52
TeliaSonera AB	7,840	56
Telstra Corp., Ltd.	15,830	64
TELUS Corp. Ә	400	25
TELUS Corp. (Non-Voting Shares) - Class A ^	400	25
Verizon Communications, Inc.	10,300	470
Windstream Corp. ^	8,000	81
Electric Utilities - 0.4%
American Electric Power Co., Inc. ^	1,200	53
Cheung Kong Infrastructure Holdings, Ltd. ^	2,000	12
Chubu Electric Power Co., Inc. ^	2,300	30
Chugoku Electric Power Co., Inc. ^	800	11
CLP Holdings, Ltd.	6,500	55
Consolidated Edison, Inc. ^	700	42
Contact Energy, Ltd. ‡	665	3
Duke Energy Corp.	2,296	149
Edison International	900	41
EDP - Energias de Portugal SA	6,920	19
Electricite de France SA	1,016	21
Enel SpA	23,905	85
Entergy Corp. ^	600	42
Exelon Corp.	3,078	110
FirstEnergy Corp. ^	1,066	47
Fortis, Inc. ^	600	20
Fortum OYJ	1,587	29
Hokkaido Electric Power Co., Inc. ^	800	6
Hokuriku Electric Power Co. ^	1,400	17

	Shares	Value (000’s)
Electric Utilities (continued)
Iberdrola SA	14,045	$64
Kansai Electric Power Co., Inc. ^	2,700	21
Kyushu Electric Power Co., Inc. ^	1,000	8
NextEra Energy, Inc. ^	1,000	70
Northeast Utilities	1,061	41
Power Assets Holdings, Ltd.	5,000	42
PPL Corp. ^	1,400	41
Red Electrica Corp. SA	400	19
Shikoku Electric Power Co., Inc. ^	500	6
Southern Co. ^	3,100	143
SP AusNet	1,005	1
SSE PLC	2,398	54
Terna Rete Elettrica Nazionale SpA	4,393	16
Tohoku Electric Power Co., Inc. ^	1,300	10
Tokyo Electric Power Co., Inc. ‡ ^	5,300	9
Verbund AG ^	155	3
Electrical Equipment - 0.2%
ABB, Ltd. ‡	7,949	149
Alstom SA	629	22
AMETEK, Inc. ^	1,050	37
Cooper Industries PLC - Class A	600	45
Emerson Electric Co.	2,700	130
Legrand SA	671	25
Mitsubishi Electric Corp. ^	7,000	52
Nidec Corp. ^	300	22
Prysmian SpA	896	16
Rockwell Automation, Inc. ^	500	35
Roper Industries, Inc. ^	400	44
Schneider Electric SA	1,882	111
Sumitomo Electric Industries, Ltd. ^	2,700	29
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. - Class A ^	600	35
Corning, Inc. ^	3,700	49
FUJIFILM Holdings Corp. ^	1,700	28
Hexagon AB - Class B	872	19
Hirose Electric Co., Ltd.	100	11
Hitachi Chemical Co., Ltd. ^	700	9
Hitachi High-Technologies Corp.	500	12
Hitachi, Ltd. ^	16,500	92
Hoya Corp. ^	1,600	35
Keyence Corp. ^	200	51
Kyocera Corp. ^	600	52
Murata Manufacturing Co., Ltd. ^	700	37
Nippon Electric Glass Co., Ltd. ^	1,500	8
Omron Corp.	600	12
TDK Corp. ^	300	11
TE Connectivity, Ltd.	3,400	117
Energy Equipment & Services - 0.4%
Aker Solutions ASA	1,064	20
AMEC PLC	1,700	31
Baker Hughes, Inc.	1,000	45
Cameron International Corp. ‡	2,500	140
Cie Generale de Geophysique-Veritas ‡	1,038	33
Diamond Offshore Drilling, Inc. ^	600	39
FMC Technologies, Inc. ‡ ^	800	37
Fugro NV	354	24
Halliburton Co. ^	2,200	74
National Oilwell Varco, Inc.	1,000	80
Noble Corp. ‡	1,000	36
Petrofac, Ltd.	2,778	72
Rowan Cos. PLC ‡	300	10
Saipem SpA	938	45
Schlumberger, Ltd.	4,839	350
SeaDrill, Ltd.	1,286	50
Subsea 7 SA	663	15
Technip SA	231	26
Tenaris SA	1,818	37

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Energy Equipment & Services (continued)
Transocean, Ltd.	1,113	$50
Weatherford International, Ltd. ‡	5,900	75
WorleyParsons, Ltd.	874	26
Food & Staples Retailing - 0.6%
AEON Co., Ltd. ^	2,200	25
Carrefour SA	2,140	44
Casino Guichard Perrachon SA	108	10
Colruyt SA ^	532	23
Costco Wholesale Corp.	1,600	159
CVS Caremark Corp.	4,700	227
Delhaize Group SA	229	9
Distribuidora Internacional de Alimentacion SA	1,040	6
FamilyMart Co., Ltd. ^	300	15
George Weston, Ltd. ^	400	26
J. Sainsbury PLC	9,900	56
Jeronimo Martins SGPS SA	849	14
Kesko OYJ - Class B	221	6
Koninklijke Ahold NV	2,746	34
Kroger Co. ^	1,600	38
Lawson, Inc. ^	200	15
Loblaw Cos., Ltd. ^	700	24
Metcash, Ltd. ^	4,145	15
Metro AG	800	24
Olam International, Ltd. ^	7,000	12
Seven & I Holdings Co., Ltd.	2,700	83
Shoppers Drug Mart Corp. ^	500	21
Sysco Corp. ^	1,400	44
TESCO PLC	29,088	156
Walgreen Co. ^	2,100	77
Wal-Mart Stores, Inc. ^	6,800	501
Wesfarmers, Ltd.	3,623	129
Whole Foods Market, Inc. ^	400	39
WM Morrison Supermarkets PLC	5,379	25
Woolworths, Ltd.	4,414	132
Food Products - 0.7%
Ajinomoto Co., Inc.	2,000	31
Archer-Daniels-Midland Co.	1,600	43
Associated British Foods PLC	2,519	52
Bunge, Ltd.	600	40
Campbell Soup Co. ^	1,100	38
ConAgra Foods, Inc.	1,500	41
Danone SA	2,089	129
DE Master Blenders 1753 NV ‡	1,700	20
General Mills, Inc. ^	1,500	60
Golden Agri-Resources, Ltd. ^	31,000	17
Hershey Co.	600	43
HJ Heinz Co. ^	800	45
Hormel Foods Corp. ^	1,700	50
JM Smucker Co.	500	43
Kellogg Co. ^	2,200	114
Kerry Group PLC	540	27
Kraft Foods, Inc. - Class A ‡	6,100	252
Lindt & Spruengli AG ‡	1	36
Mead Johnson Nutrition Co. - Class A	500	37
MEIJI Holdings Co., Ltd. ^	300	15
Nestle SA	11,962	754
Nippon Meat Packers, Inc.	1,000	13
Nissin Foods Holdings Co., Ltd. ^	300	12
Saputo, Inc. ^	500	21
Tate & Lyle PLC	2,200	24
Toyo Suisan Kaisha, Ltd.	1,000	25
Unilever NV	5,902	209
Unilever PLC	4,638	169
Viterra, Inc.	300	5
Wilmar International, Ltd. ^	5,000	13
Yakult Honsha Co., Ltd. ^	300	14

	Shares	Value (000’s)
Food Products (continued)
Yamazaki Baking Co., Ltd.	500	$7
Gas Utilities - 0.1%
APA Group ^	2,800	14
Enagas SA	700	14
EQT Corp. ^	600	35
Gas Natural SDG SA	1,160	16
Hong Kong & China Gas Co., Ltd.	18,870	48
ONEOK, Inc.	2,500	120
Osaka Gas Co., Ltd. ^	7,000	31
Snam SpA	3,796	17
Toho Gas Co., Ltd. ^	1,600	11
Tokyo Gas Co., Ltd. ^	9,000	50
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc. ^	2,000	121
Becton Dickinson and Co. ^	500	39
Boston Scientific Corp. ‡	6,000	34
Cie Generale D’optique Essilor International SA	764	72
Coloplast A/S - Class B ^	50	10
Covidien PLC	1,100	65
CR Bard, Inc. ^	700	73
Edwards Lifesciences Corp. ‡ ^	400	43
Elekta AB - Class B	1,200	16
Getinge AB - Class B	903	27
Intuitive Surgical, Inc. ‡ ^	100	50
Medtronic, Inc. ^	3,800	164
Olympus Corp. ‡	800	16
Smith & Nephew PLC	4,334	48
Sonova Holding AG ‡	403	41
St. Jude Medical, Inc. ^	1,000	42
Stryker Corp. ^	700	39
Sysmex Corp. ^	300	14
Terumo Corp. ^	400	17
William Demant Holding AS ‡	100	9
Zimmer Holdings, Inc. ^	600	41
Health Care Providers & Services - 0.4%
Aetna, Inc. ^	900	36
AmerisourceBergen Corp. - Class A ^	1,000	39
Cardinal Health, Inc.	2,700	105
Catamaran Corp. ‡	400	39
CIGNA Corp.	900	42
DaVita, Inc. ‡	600	62
Express Scripts Holding Co. ‡	2,928	183
Fresenius Medical Care AG & Co., KGaA	568	42
Fresenius SE & Co. KGaA	348	40
HCA Holdings, Inc.	4,039	134
Humana, Inc.	1,300	91
Laboratory Corp. of America Holdings ‡ ^	400	37
McKesson Corp.	600	52
Medipal Holdings Corp.	900	12
Quest Diagnostics, Inc. ^	1,900	121
Ramsay Health Care, Ltd.	922	23
Sonic Healthcare, Ltd.	2,010	28
UnitedHealth Group, Inc. ^	3,800	212
WellPoint, Inc. ^	800	46
Health Care Technology - 0.0% ¥
Cerner Corp. ‡ ^	500	39
Hotels, Restaurants & Leisure - 0.4%
Accor SA	574	19
Carnival Corp. ^	1,200	44
Carnival PLC	1,000	37
Chipotle Mexican Grill, Inc. - Class A ‡ ^	136	43
Compass Group PLC	4,824	53
Crown, Ltd. ^	2,758	26
Echo Entertainment Group, Ltd. ^	3,197	13
Galaxy Entertainment Group, Ltd. ‡ ^	11,400	38
Genting Singapore PLC ^	22,000	25

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	900	$42
Marriott International, Inc. - Class A ^	2,300	90
McDonald’s Corp.	3,700	338
McDonald’s Holdings Co., Japan, Ltd. ^	400	11
MGM China Holdings, Ltd.	4,000	7
OPAP SA	505	3
Oriental Land Co., Ltd.	100	13
Sands China, Ltd.	6,000	22
Shangri-La Asia, Ltd.	8,000	16
SJM Holdings, Ltd.	7,000	15
SKYCITY Entertainment Group, Ltd.	1,171	4
Sodexo	250	19
Starbucks Corp. ^	2,700	137
Starwood Hotels & Resorts Worldwide, Inc.	600	35
Tatts Group, Ltd.	8,000	22
Tim Hortons, Inc. ^	400	21
Wynn Macau, Ltd. ^	4,161	11
Wynn Resorts, Ltd.	300	35
Yum! Brands, Inc.	1,700	113
Household Durables - 0.1%
Electrolux AB	977	24
Garmin, Ltd. ^	800	33
Panasonic Corp. ^	8,000	54
Rinnai Corp. ^	200	15
Sekisui Chemical Co., Ltd.	3,000	24
Sekisui House, Ltd.	3,000	30
Sharp Corp. ^	2,400	6
Sony Corp. ^	3,600	42
Household Products - 0.4%
Church & Dwight Co., Inc. ^	900	49
Clorox Co. ^	600	43
Colgate-Palmolive Co.	1,700	182
Henkel AG & Co. KGaA	564	37
KAO Corp. ^	1,900	56
Kimberly-Clark Corp.	1,400	120
Procter & Gamble Co.	10,000	695
Reckitt Benckiser Group PLC	2,437	140
Svenska Cellulosa AB - Class B	1,423	26
Uni-Charm Corp. ^	300	17
Independent Power Producers & Energy Traders - 0.1%
AES Corp. ‡	3,000	33
Calpine Corp. ‡ ^	6,500	113
Electric Power Development Co., Ltd. ^	500	13
Enel Green Power SpA	17,983	30
Industrial Conglomerates - 0.6%
3M Co. ^	2,400	222
Danaher Corp. ^	2,100	116
Delek Group, Ltd.	100	17
Fraser and Neave, Ltd. ^	3,000	22
General Electric Co.	38,400	872
Hutchison Whampoa, Ltd.	8,000	77
Keppel Corp., Ltd.	5,200	48
Koninklijke Philips Electronics NV	3,632	85
NWS Holdings, Ltd.	12,000	19
Orkla ASA	2,487	19
SembCorp Industries, Ltd.	2,000	9
Siemens AG	3,019	301
Smiths Group PLC	3,680	62
Tyco International, Ltd.	1,100	62
Insurance - 1.0%
ACE, Ltd. ^	800	60
Aflac, Inc. ^	1,200	57
Ageas	901	22
AIA Group, Ltd.	37,600	139
Allianz SE	1,604	191
Allstate Corp.	1,200	48
American International Group, Inc. ‡	4,020	132

	Shares	Value (000’s)
Insurance (continued)
AMP, Ltd.	6,833	$31
Aon PLC ^	2,300	120
Arch Capital Group, Ltd. ‡ ^	300	13
Assicurazioni Generali SpA ^	4,281	62
Aviva PLC	10,097	52
Berkshire Hathaway, Inc. - Class B ‡	3,300	290
Chubb Corp.	700	53
CNP Assurances	1,601	21
Delta Lloyd NV	307	5
Everest RE Group, Ltd.	100	11
Fairfax Financial Holdings, Ltd.	43	17
Gjensidige Forsikring ASA	440	6
Great-West Lifeco, Inc.	2,700	61
Hannover Rueckversicherung AG	400	26
Hartford Financial Services Group, Inc. ^	1,800	35
Insurance Australia Group, Ltd.	7,001	32
Intact Financial Corp.	300	18
Legal & General Group PLC	25,762	55
Lincoln National Corp. ^	400	10
Loews Corp.	2,700	111
Manulife Financial Corp.	6,500	78
Mapfre SA	5,180	14
Marsh & McLennan Cos., Inc.	1,200	41
MetLife, Inc. ^	2,500	86
MS&AD Insurance Group Holdings ^	1,400	24
Muenchener Rueckversicherungs AG	631	99
NKSJ Holdings, Inc. ^	1,700	33
Old Mutual PLC	21,089	58
PartnerRe, Ltd.	300	22
Power Corp. of Canada	2,000	49
Power Financial Corp. ^	1,100	28
Principal Financial Group, Inc. ^	1,400	38
Progressive Corp. ^	5,200	108
Prudential Financial, Inc. ^	1,100	60
Prudential PLC	9,209	119
QBE Insurance Group, Ltd.	2,837	38
RenaissanceRe Holdings, Ltd. ^	200	15
RSA Insurance Group PLC ^	20,300	36
Sampo OYJ - Class A	1,511	47
SCOR SE	874	23
Sony Financial Holdings, Inc. ^	808	14
Standard Life PLC	17,652	78
Sun Life Financial, Inc.	1,400	32
Suncorp Group, Ltd.	3,051	29
Swiss Re AG ‡	863	55
T&D Holdings, Inc.	1,400	15
Tokio Marine Holdings, Inc. ^	2,600	66
Travelers Cos., Inc. ^	1,000	68
Tryg A/S	92	6
Vienna Insurance Group AG	130	6
Willis Group Holdings PLC ^	1,000	37
XL Group PLC - Class A	2,500	60
Zurich Insurance Group AG ‡	509	127
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. ‡	1,300	331
Liberty Interactive Corp. ‡	2,000	37
priceline.com, Inc. ‡ ^	200	124
Rakuten, Inc. ^	1,700	17
Internet Software & Services - 0.3%
DeNA Co., Ltd. ^	410	14
eBay, Inc. ‡	4,200	203
Facebook, Inc. - Class A ‡	1,800	39
Google, Inc. - Class A ‡	900	679
Gree, Inc. ^	500	9
LinkedIn Corp. - Class A ‡	500	60
Yahoo! Inc. ‡	2,800	45
Yahoo! Japan Corp. ^	41	16

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
IT Services - 0.6%
Accenture PLC - Class A	2,300	$161
Amadeus IT Holding SA - Class A	1,507	35
AtoS	313	22
Automatic Data Processing, Inc. ^	1,200	70
Capital Gemini SA	492	21
CGI Group, Inc. - Class A ‡ ^	1,300	35
Cognizant Technology Solutions Corp. - Class A ‡	700	49
Computershare, Ltd.	1,070	9
Fidelity National Information Services, Inc.	1,100	34
Fiserv, Inc. ‡ ^	500	37
International Business Machines Corp.	4,000	830
Mastercard, Inc. - Class A	400	181
Nomura Research Institute, Ltd. ^	500	10
NTT Data Corp. ^	4	13
Paychex, Inc. ^	1,200	40
Teradata Corp. ‡	1,500	113
Visa, Inc. - Class A ^	1,900	255
Western Union Co. ^	2,100	38
Leisure Equipment & Products - 0.0% ¥
Mattel, Inc. ^	1,100	39
Namco Bandai Holdings, Inc.	1,400	24
Nikon Corp. ^	1,200	33
Sankyo Co., Ltd. ^	300	14
Sega Sammy Holdings, Inc. ^	600	11
Shimano, Inc. ^	200	15
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	108
QIAGEN NV ‡	1,900	35
Thermo Fisher Scientific, Inc.	900	53
Machinery - 0.6%
Alfa Laval AB	1,076	20
Amada Co., Ltd. ^	3,000	13
Andritz AG	200	11
Atlas Copco AB - Class A	2,427	57
Atlas Copco AB - Class B	1,598	33
Caterpillar, Inc.	2,300	198
Cosco Corp. Singapore, Ltd. ^	18,000	14
Cummins, Inc.	400	37
Deere & Co. ^	1,000	82
Dover Corp. ^	600	36
Eaton Corp. ^	2,700	128
FANUC Corp. ^	700	113
Fiat Industrial SpA	3,146	31
GEA Group AG	1,022	31
Hino Motors, Ltd. ^	2,000	13
Hitachi Construction Machinery Co., Ltd. ^	600	10
IHI Corp. ^	5,000	11
Illinois Tool Works, Inc. ^	1,000	59
Ingersoll-Rand PLC	2,700	121
Joy Global, Inc.	500	28
JTEKT Corp. ^	1,200	9
Kawasaki Heavy Industries, Ltd. ^	4,000	8
Komatsu, Ltd. ^	3,400	67
Kone OYJ - Class B	544	38
Kubota Corp. ^	3,000	30
Kurita Water Industries, Ltd. ^	500	11
Makita Corp. ^	300	12
MAN SE	321	29
Metso OYJ	455	16
Mitsubishi Heavy Industries, Ltd. ^	11,000	48
Nabtesco Corp. ^	600	11
NGK Insulators, Ltd. ^	1,400	17
NSK, Ltd. ^	2,000	12
PACCAR, Inc. ^	2,800	112
Parker Hannifin Corp. ^	1,400	117
Sandvik AB	3,623	49

	Shares	Value (000’s)
Machinery (continued)
Scania AB - Class B	970	$18
Schindler Holding AG	200	25
SembCorp Marine, Ltd. ^	4,000	16
SKF AB - Class B	1,061	23
SMC Corp. ^	200	32
Stanley Black & Decker, Inc. ^	1,700	130
Sumitomo Heavy Industries, Ltd.	4,000	14
THK Co., Ltd. ^	1,000	15
Vallourec SA	194	8
Volvo AB - Class B	4,996	70
Wartsila OYJ Abp	587	20
Yangzijiang Shipbuilding Holdings, Ltd. ^	11,000	9
Marine - 0.0% ¥
A.P. Moller - Maersk A/S - Class A	1	7
A.P. Moller - Maersk A/S - Class B	3	21
Keuhne & Nagel International AG	443	51
Mitsui O.S.K. Lines, Ltd. ^	3,000	7
Neptune Orient Lines, Ltd. ‡ ^	10,000	9
Nippon Yusen KK ^	4,000	7
Media - 0.8%
British Sky Broadcasting Group PLC	4,495	54
CBS Corp. - Class B	1,500	54
Comcast Corp. - Class A ^	7,600	272
Comcast Corp., Special - Class A	1,500	52
Dentsu, Inc. ^	400	10
DIRECTV ‡	2,500	131
Discovery Communications, Inc. ‡ ^	2,000	119
DISH Network Corp. - Class A	1,100	34
Eutelsat Communications SA	578	19
JCDecaux SA ^	1,315	30
Jupiter Telecommunications Co., Ltd. ^	12	12
Lagardere SCA	500	14
Liberty Global, Inc. ‡ ^	2,200	134
Liberty Media Corp. - Liberty Capital ‡	600	63
McGraw-Hill Cos., Inc. ^	800	44
Mediaset SpA	2,626	5
Modern Times Group AB - Class B	300	13
News Corp. - Class A ^	6,100	150
News Corp. - Class B	1,900	47
Omnicom Group, Inc. ^	2,300	119
Pearson PLC	2,730	53
Publicis Groupe SA	401	22
Reed Elsevier NV	3,606	48
Reed Elsevier PLC	6,093	58
Scripps Networks Interactive, Inc. - Class A ^	900	55
SES SA	872	24
Shaw Communications, Inc. - Class B ^	1,100	23
Singapore Press Holdings, Ltd. ^	4,000	13
Sirius XM Radio, Inc. ‡	7,574	20
Thomson Reuters Corp. ^	900	26
Time Warner Cable, Inc. ^	800	76
Time Warner, Inc. ^	3,500	159
Toho Co., Ltd.	1,100	20
Viacom, Inc. - Class B ^	1,200	64
Vivendi SA	4,666	91
Walt Disney Co.	6,200	324
Wolters Kluwer NV	700	13
WPP PLC	3,710	50
Metals & Mining - 0.9%
Agnico-Eagle Mines, Ltd.	600	31
Alcoa, Inc. ^	12,400	110
Anglo American PLC	4,851	142
Antofagasta PLC	2,715	55
ArcelorMittal	4,057	58
Barrick Gold Corp. ^	3,600	150
BHP Billiton PLC	7,679	239

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Metals & Mining (continued)
BHP Billiton, Ltd.	11,701	$401
Boliden AB	1,192	20
Cliffs Natural Resources, Inc. ^	600	23
Daido Steel Co., Ltd. ^	1,900	9
Eldorado Gold Corp.	1,700	26
Eurasian Natural Resources Corp., PLC	6,800	34
First Quantum Minerals, Ltd.	3,300	70
Fortescue Metals Group, Ltd. ^	4,392	16
Franco-Nevada Corp.	500	29
Freeport-McMoRan Copper & Gold, Inc. ^	3,400	135
Fresnillo PLC	4,101	123
Glencore International PLC ^	13,020	72
Goldcorp, Inc.	2,900	133
Hitachi Metals, Ltd. ^	1,400	12
IAMGOLD Corp.	2,200	35
Iluka Resources, Ltd. ^	5,315	55
JFE Holdings, Inc. ^	1,100	15
Kinross Gold Corp.	2,733	28
Kobe Steel, Ltd. ^	9,000	7
Mitsubishi Materials Corp. ^	4,000	13
New Gold, Inc. ‡ ^	2,650	32
Newcrest Mining, Ltd.	1,852	56
Newmont Mining Corp.	1,100	62
Nippon Steel & Sumitomo Metal Corp. ^	19,000	39
Norsk Hydro ASA	3,792	18
Nucor Corp. ^	1,000	38
Rio Tinto PLC	4,842	226
Rio Tinto, Ltd.	1,626	90
Silver Wheaton Corp.	800	32
SSAB AB	2,200	16
Sumitomo Metal Industries, Ltd. ^	8,000	12
Sumitomo Metal Mining Co., Ltd. ^	2,000	25
Teck Resources, Ltd. - Class B	2,100	62
ThyssenKrupp AG	1,549	33
Turquoise Hill Resources, Ltd. ‡	6,045	51
Voestalpine AG	563	17
Xstrata PLC	4,945	76
Yamana Gold, Inc.	1,800	34
Multiline Retail - 0.2%
Canadian Tire Corp., Ltd. - Class A ^	800	58
Dollar General Corp. ‡	700	36
Dollar Tree, Inc. ‡	800	39
Family Dollar Stores, Inc.	700	46
Isetan Mitsukoshi Holdings, Ltd. ^	1,200	13
Kohl’s Corp. ^	800	41
Macy’s, Inc.	3,200	120
Marks & Spencer Group PLC	13,300	77
Next PLC	1,400	78
Nordstrom, Inc. ^	700	39
PPR SA	240	37
Target Corp.	2,300	145
Multi-Utilities - 0.4%
AGL Energy, Ltd.	1,630	25
Ameren Corp. ^	1,100	36
Canadian Utilities, Ltd. ^	300	21
CenterPoint Energy, Inc. ^	1,900	40
Centrica PLC	12,315	65
CMS Energy Corp.	3,100	73
Dominion Resources, Inc.	1,400	74
DTE Energy Co. ^	700	42
E.ON AG	6,554	157
GDF Suez	4,510	101
National Grid PLC	12,893	142
NiSource, Inc.	3,000	76
PG&E Corp.	900	38
Public Service Enterprise Group, Inc.	1,200	39
RWE AG	1,736	78

	Shares	Value (000’s)
Multi-Utilities (continued)
SCANA Corp. ^	1,500	$72
Sempra Energy ^	600	39
United Utilities Group PLC	8,508	98
Veolia Environnement SA	1,382	15
Wisconsin Energy Corp.	1,300	49
Xcel Energy, Inc.	1,400	39
Office Electronics - 0.1%
Brother Industries, Ltd. ^	2,200	20
Canon, Inc. ^	4,100	131
Konica Minolta Holdings, Inc. ^	1,500	12
Ricoh Co., Ltd. ^	2,000	17
Xerox Corp.	4,800	35
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	1,800	126
Apache Corp.	1,400	121
ARC Resources, Ltd. ^	1,000	24
Athabasca Oil Corp. ‡	1,900	25
Baytex Energy Corp. ^	900	43
BG Group PLC	12,269	248
BP PLC	68,768	485
Cameco Corp.	900	18
Canadian Natural Resources, Ltd.	4,000	123
Canadian Oil Sands, Ltd. ^	1,200	26
Cenovus Energy, Inc. ^	2,700	94
Chesapeake Energy Corp. ^	2,200	42
Chevron Corp.	7,200	838
Cobalt International Energy, Inc. ‡	2,300	51
Concho Resources, Inc. ‡ ^	401	38
ConocoPhillips ^	4,400	252
CONSOL Energy, Inc. ^	1,100	33
Continental Resources, Inc. ‡ ^	1,482	114
Crescent Point Energy Corp. ^	700	31
Denbury Resources, Inc. ‡ ^	500	8
Devon Energy Corp.	900	54
Enbridge, Inc. ^	2,700	105
EnCana Corp. ^	1,700	37
ENI SpA ^	8,708	190
EOG Resources, Inc.	600	67
Exxon Mobil Corp. ^	17,115	1,564
Galp Energia SGPS SA - Class B	1,035	17
Hess Corp.	2,600	140
Husky Energy, Inc.	900	24
Idemitsu Kosan Co., Ltd.	100	8
Imperial Oil, Ltd. ^	700	32
INPEX Corp. ^	8	48
Japan Petroleum Exploration Co.	300	12
JX Holdings, Inc. ^	8,000	44
Kinder Morgan Management LLC	713	54
Kinder Morgan, Inc.	3,325	118
Lundin Petroleum AB ‡	496	12
Marathon Oil Corp.	1,600	47
Marathon Petroleum Corp.	1,000	55
MEG Energy Corp. ‡	1,600	61
Murphy Oil Corp.	700	38
Neste Oil OYJ ^	697	9
Nexen, Inc.	1,300	33
Noble Energy, Inc. ^	1,300	121
Occidental Petroleum Corp.	2,900	250
OMV AG	597	21
Origin Energy, Ltd.	2,554	30
Pacific Rubiales Energy Corp.	2,500	60
Peabody Energy Corp. ^	1,200	27
Pembina Pipeline Corp. ^	1,000	28
Penn West Petroleum, Ltd. ^	4,300	61
Phillips 66	1,500	70
Pioneer Natural Resources Co. ^	1,200	125
Range Resources Corp. ^	600	42

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Repsol SA	3,228	$63
Royal Dutch Shell PLC - Class A	13,281	459
Royal Dutch Shell PLC - Class B	9,629	342
Santos, Ltd.	2,103	25
Showa Shell Sekiyu KK	200	1
Southwestern Energy Co. ‡ ^	1,200	42
Spectra Energy Corp.	1,500	44
Statoil ASA	4,035	104
Suncor Energy, Inc.	5,700	188
Talisman Energy, Inc.	2,500	33
TonenGeneral Sekiyu KK	1,000	9
Total SA	7,676	381
Tourmaline Oil Corp. ‡ ^	824	26
TransCanada Corp. ^	2,600	118
Tullow Oil PLC	2,114	47
Valero Energy Corp.	1,600	51
Vermilion Energy, Inc. ^	500	23
Whitehaven Coal, Ltd. ^	10,100	30
Williams Cos., Inc.	1,500	52
Woodside Petroleum, Ltd.	2,350	81
Paper & Forest Products - 0.1%
International Paper Co.	3,700	134
OJI Holdings Corp. ^	3,000	9
Sino-Forest Corp. - Class A ‡ Ә ^	600	1
Stora Enso OYJ - Class R	1,563	10
UPM-Kymmene OYJ	1,888	21
Personal Products - 0.1%
Beiersdorf AG	486	36
Estee Lauder Cos., Inc. - Class A ^	1,900	117
L’Oreal SA	886	110
Shiseido Co., Ltd. ^	900	12
Pharmaceuticals - 1.9%
Abbott Laboratories	5,700	391
Allergan, Inc.	1,100	101
Astellas Pharma, Inc. ^	1,600	81
AstraZeneca PLC	4,630	221
Bayer AG	3,029	260
Bristol-Myers Squibb Co.	6,100	206
Chugai Pharmaceutical Co., Ltd.	700	15
Daiichi Sankyo Co., Ltd. ^	2,400	40
Dainippon Sumitomo Pharma Co., Ltd. ^	2,000	22
Eisai Co., Ltd. ^	900	41
Elan Corp. PLC ‡ ^	1,867	20
Eli Lilly & Co.	3,800	180
Forest Laboratories, Inc. ‡	1,100	39
GlaxoSmithKline PLC	18,269	421
Hisamitsu Pharmaceutical Co., Inc. ^	300	17
Hospira, Inc. ‡ ^	200	7
Johnson & Johnson ^	9,994	688
Kyowa Hakko Kirin Co., Ltd.	1,300	16
Merck & Co., Inc.	11,000	496
Merck KGaA	321	40
Mitsubishi Tanabe Pharma Corp. ^	1,000	15
Mylan, Inc. ‡	1,800	44
Novartis AG	8,328	509
Novo Nordisk A/S - Class B	1,526	241
Ono Pharmaceutical Co., Ltd. ^	200	12
Orion OYJ - Class B ^	552	12
Otsuka Holdings Co., Ltd. ^	1,300	40
Perrigo Co. ^	400	46
Pfizer, Inc.	27,300	677
Roche Holding AG	2,525	472
Sanofi	4,364	372
Santen Pharmaceutical Co., Ltd.	500	23
Shionogi & Co., Ltd. ^	1,000	15
Shire PLC	1,502	44
Taisho Pharmaceutical Holdings Co., Ltd. ^	201	16

	Shares	Value (000’s)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co., Ltd. ^	2,900	$134
Teva Pharmaceutical Industries, Ltd.	3,398	138
UCB SA ^	405	22
Valeant Pharmaceuticals International, Inc. ‡	700	39
Watson Pharmaceuticals, Inc. ‡	1,300	111
Professional Services - 0.1%
Adecco SA ‡	1,094	52
Bureau Veritas SA	196	20
Capita PLC	4,652	58
Experian Group, Ltd.	3,140	52
Intertek Group PLC	1,100	49
Nielsen Holdings NV ‡	1,290	39
SGS SA	16	33
Verisk Analytics, Inc. - Class A ‡	800	38
Real Estate Investment Trusts - 0.6%
American Capital Agency Corp.	1,500	52
American Tower Corp. - Class A	1,400	100
Annaly Capital Management, Inc. ^	2,300	39
Ascendas Real Estate Investment Trust ^	8,000	16
AvalonBay Communities, Inc. ^	300	41
Boston Properties, Inc. ^	400	44
British Land Co., PLC	8,400	71
CapitaMall Trust ^	7,000	12
CFS Retail Property Trust Group	15,200	30
Corio NV ^	504	21
Dexus Property Group	59,000	58
Digital Realty Trust, Inc. ^	500	35
Equity Residential ^	700	40
Federal Realty Investment Trust ^	500	53
Fonciere Des Regions	400	30
Gecina SA	205	21
General Growth Properties, Inc. ^	6,114	119
Goodman Group	6,635	27
GPT Group	7,080	25
HCP, Inc.	1,000	44
Health Care REIT, Inc.	700	40
Host Hotels & Resorts, Inc. ^	7,000	112
ICADE	493	40
Japan Real Estate Investment Corp. ^	3	30
Japan Retail Fund Investment Corp. ^	8	14
Kimco Realty Corp. ^	1,900	39
Klepierre	583	20
Land Securities Group PLC	4,245	52
Link Real Estate Investment Trust	8,000	38
Macerich Co. ^	600	34
Mirvac Group	20,200	30
Nippon Building Fund, Inc.	2	22
ProLogis, Inc. ^	3,456	121
Public Storage ^	300	42
RioCan Real Estate Investment Trust	800	23
Simon Property Group, Inc.	1,100	167
SL Green Realty Corp. ^	700	56
Stockland	7,671	27
Unibail-Rodamco SE	269	54
Ventas, Inc. ^	700	44
Vornado Realty Trust	1,300	105
Westfield Group	7,948	84
Westfield Retail Trust	9,225	28
Weyerhaeuser Co. ^	1,800	47
Real Estate Management & Development - 0.2%
AEON Mall Co., Ltd. ^	600	15
Brookfield Asset Management, Inc. - Class A	2,000	69
Brookfield Office Properties, Inc.	1,200	20
CapitaLand, Ltd. ^	6,000	16
CapitaMalls Asia, Ltd.	10,000	13

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Real Estate Management & Development (continued)
Cheung Kong Holdings, Ltd.	5,000	$73
City Developments, Ltd. ^	1,362	13
Daito Trust Construction Co., Ltd. ^	200	20
Daiwa House Industry Co., Ltd. ^	2,000	29
Global Logistic Properties, Ltd. - Class L ^	5,000	10
Hang Lung Group, Ltd.	2,000	13
Hang Lung Properties, Ltd.	6,000	21
Henderson Land Development Co., Ltd.	2,000	14
Hysan Development Co., Ltd.	4,389	20
IMMOFINANZ AG ‡	2,096	8
Keppel Land, Ltd. ^	8,000	23
Kerry Properties, Ltd.	3,000	15
Mitsubishi Estate Co., Ltd. ^	4,200	80
Mitsui Fudosan Co., Ltd. ^	3,200	64
New World Development Co., Ltd.	11,000	17
Nomura Real Estate Holdings, Inc. ^	700	12
Sino Land Co., Ltd.	7,200	13
Sumitomo Realty & Development Co., Ltd.	900	24
Sun Hung Kai Properties, Ltd.	6,000	89
Swire Pacific, Ltd.	2,500	31
Tokyu Land Corp. ^	4,000	21
Wharf Holdings, Ltd.	4,000	28
Wheelock & Co., Ltd.	4,000	17
Road & Rail - 0.3%
Canadian National Railway Co. ^	1,600	142
Canadian Pacific Railway, Ltd. ^	400	33
Central Japan Railway Co. ^	500	44
ComfortDelGro Corp., Ltd.	7,000	10
CSX Corp. ^	2,400	50
DSV A/S	915	21
East Japan Railway Co. ^	1,200	79
Hankyu Hanshin Holdings, Inc. ^	2,900	16
Kansas City Southern	500	38
Keikyu Corp. ^	3,000	28
KEIO Corp. ^	2,000	15
Keisei Electric Railway Co., Ltd. ^	1,600	14
Kintetsu Corp. ^	4,000	16
MTR Corp., Ltd.	4,000	15
Nippon Express Co., Ltd. ^	3,000	11
Norfolk Southern Corp.	800	51
Odakyu Electric Railway Co., Ltd. ^	2,000	21
QR National, Ltd.	6,714	24
Tobu Railway Co., Ltd. ^	2,000	11
Tokyu Corp. ^	3,000	14
Union Pacific Corp.	1,700	202
West Japan Railway Co. ^	404	17
Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp. ^	1,200	16
Altera Corp.	1,100	37
Analog Devices, Inc.	1,000	39
Applied Materials, Inc. ^	9,700	108
ARM Holdings PLC	6,042	56
ASM Pacific Technology, Ltd. ^	1,178	14
ASML Holding NV	1,485	79
Avago Technologies, Ltd.	1,100	38
Broadcom Corp. - Class A ‡	3,300	114
Infineon Technologies AG	3,649	23
Intel Corp. ^	18,100	411
KLA-Tencor Corp. ^	700	33
Marvell Technology Group, Ltd.	2,500	23
Maxim Integrated Products, Inc. ^	1,300	35
NVIDIA Corp. ‡ ^	4,100	55
ROHM Co., Ltd. ^	300	10
STMicroelectronics NV	4,800	26
Texas Instruments, Inc.	4,200	116
Tokyo Electron, Ltd. ^	600	26
Xilinx, Inc. ^	1,100	37

	Shares	Value (000’s)
Software - 0.7%
Activision Blizzard, Inc. ^	9,100	$103
Adobe Systems, Inc. ‡	1,200	39
Autodesk, Inc. ‡ ^	900	30
CA, Inc.	1,500	39
Citrix Systems, Inc. ‡	1,300	100
Dassault Systemes SA	242	25
Intuit, Inc.	700	41
Konami Corp. ^	1,200	27
Microsoft Corp.	27,400	816
Nexon Co., Ltd. ‡	800	11
NICE Systems, Ltd. ‡	171	6
Nintendo Co., Ltd. ^	400	51
Oracle Corp.	14,600	460
Oracle Corp. Japan	300	15
Red Hat, Inc. ‡ ^	600	34
Salesforce.com, Inc. ‡ ^	300	46
SAP AG	3,335	236
Symantec Corp. ‡	2,300	41
Trend Micro, Inc. ^	400	11
VMware, Inc. - Class A ‡ ^	1,100	106
Specialty Retail - 0.5%
ABC-Mart, Inc. ^	400	18
AutoZone, Inc. ‡ ^	300	111
Bed Bath & Beyond, Inc. ‡ ^	1,800	113
Fast Retailing Co., Ltd. ^	200	47
Gap, Inc. ^	4,000	143
Hennes & Mauritz AB - Class B	3,474	121
Home Depot, Inc.	5,600	337
Inditex SA	836	104
Kingfisher PLC	10,833	46
Limited Brands, Inc. ^	800	39
Lowe’s Cos., Inc.	4,500	136
Nitori Holdings Co., Ltd. ^	150	14
O’Reilly Automotive, Inc. ‡ ^	400	33
PetSmart, Inc. ^	800	55
Ross Stores, Inc. ^	600	39
Sanrio Co., Ltd. ^	300	11
Shimamura Co., Ltd.	100	12
Staples, Inc. ^	2,500	29
Tiffany & Co. ^	500	31
TJX Cos., Inc.	2,700	121
USS Co., Ltd. ^	100	11
Yamada Denki Co., Ltd. ^	220	10
Textiles, Apparel & Luxury Goods - 0.3%
Adidas AG	524	43
Burberry Group PLC	2,018	33
Christian Dior SA	182	24
Cie Financiere Richemont SA	1,908	114
Coach, Inc. ^	700	39
Fossil, Inc. ‡ ^	320	27
Gildan Activewear, Inc. - Class A	600	19
Hugo Boss AG	400	35
Lululemon Athletica, Inc. ‡ ^	234	17
Luxottica Group SpA	871	31
LVMH Moet Hennessy Louis Vuitton SA	961	145
NIKE, Inc. - Class B	1,300	124
Ralph Lauren Corp. - Class A ^	700	106
Swatch Group AG - BR	68	27
Swatch Group AG - Reg	178	12
V.F. Corp. ^	700	112
Tobacco - 0.4%
Altria Group, Inc.	7,400	247
British American Tobacco PLC	7,143	367
Imperial Tobacco Group PLC	3,581	133
Japan Tobacco, Inc. ^	2,200	66
Lorillard, Inc. ^	300	35
Philip Morris International, Inc.	6,200	557

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Tobacco (continued)
Reynolds American, Inc. ^	900	$39
Swedish Match AB	871	35
Trading Companies & Distributors - 0.2%
Brenntag AG	300	38
Fastenal Co. ^	2,700	115
Finning International, Inc.	1,900	46
ITOCHU Corp. ^	5,000	51
Marubeni Corp. ^	6,400	41
Mitsubishi Corp. ^	5,100	93
Mitsui & Co., Ltd. ^	6,300	89
Noble Group, Ltd.	10,000	11
Sojitz Corp. ^	11,500	15
Sumitomo Corp. ^	4,100	55
Toyota Tsusho Corp. ^	600	13
Wolseley PLC	1,329	57
WW Grainger, Inc. ^	200	42
Transportation Infrastructure - 0.0% ¥
Abertis Infraestructuras SA	2,417	35
Aeroports de Paris	224	18
Atlantia SpA	954	15
Auckland International Airport, Ltd.	5,174	11
Hutchison Port Holdings Trust	11,000	8
Kamigumi Co., Ltd.	2,000	17
Koninklijke Vopak NV	338	24
Sydney Airport	1,264	4
Transurban Group	4,071	25
Water Utilities - 0.0% ¥
American Water Works Co., Inc.	1,100	41
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. ‡ ^	700	45
KDDI Corp. ^	1,000	78
Millicom International Cellular SA	229	21
Mobistar SA	113	4
NTT DOCOMO, Inc. ^	55	89
Rogers Communications, Inc. - Class B	1,000	40
SBA Communications Corp. - Class A ‡ ^	700	44
Softbank Corp. ^	3,200	130
Sprint Nextel Corp. ‡	14,600	81
StarHub, Ltd. ^	2,000	6
Vodafone Group PLC	180,594	512

Total Common Stocks (cost $83,045)		90,225

INVESTMENT COMPANY - 2.4%
Emerging Market - Equity - 2.4%
Vanguard MSCI Emerging Markets ETF	193,700	8,087
Total Investment Company (cost $8,118)

	Shares	Value (000’s)
RIGHTS - 0.0% ¥
Energy Equipment & Services - 0.0% ¥
CIE Generale de Geophysique - Veritas ‡	1,038	$2
Internet & Catalog Retail - 0.0%
Liberty Ventures ‡	33	¿

Total Rights (cost $¿)		2

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTION - 0.1%
Put Option - 0.1%
S&P 500 Index Index Value 1,450.00 Expires 12/22/2012	$8	354
Total Purchased Option (cost $316)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 8.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	28,092,524	28,093
Total Securities Lending Collateral (cost $28,093)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 23.2%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $77,354 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%, due 12/01/2026, and with a total value of $78,905.	$77,353	77,353
Total Repurchase Agreement (cost $77,353)

Total Investment Securities (cost $342,939) P		357,474
Other Assets and Liabilities - Net		(24,155)

Net Assets		$333,319

FUTURES CONTRACTS: g

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	1	12/17/2012	$3
10-Year Government of Canada Bond	Long	5	12/18/2012	6
10-Year JGB Mini	Long	30	12/10/2012	11
10-Year U.S. Treasury Note	Long	42	12/19/2012	55
30-Year U.S. Treasury Bond	Long	13	12/19/2012	2
5-Year U.S. Treasury Note	Long	37	12/31/2012	43
ASX SPI 200 Index	Long	11	12/20/2012	(4)
EURO STOXX 50 Index	Long	101	12/21/2012	(126)
FTSE 100 Index	Long	32	12/21/2012	(64)
German Euro Bund	Long	11	12/06/2012	2
German Euro BOBL	Long	11	12/06/2012	(2)
German Euro Buxl	Long	4	12/06/2012	(¿ )

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

FUTURES CONTRACTS (continued): g

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
German Euro Schatz	Long	4	12/06/2012	$(1)
Hang Seng Index Futures	Long	4	10/30/2012	9
MSCI EAFE Mini Index	Long	4	12/21/2012	(14)
S&P 500 E-Mini Index	Long	261	12/21/2012	(152)
S&P TSE 60 Index	Long	10	12/20/2012	(6)
TOPIX Index	Long	27	12/14/2012	28
U.K. Long Gilt Bond	Long	9	12/27/2012	4
Ultra Long U.S. Treasury Bond	Long	14	12/19/2012	4

				$(202)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	WBC	1,001	12/14/2012	$1,028	$4
CAD	CITI	(4,465)	12/14/2012	(4,566)	31
CHF	CSFB	(232)	12/14/2012	(246)	(1)
EUR	RBS	(415)	12/14/2012	(515)	(18)
EUR	RBS	(937)	12/14/2012	(1,200)	(5)
GBP	HSBC	186	12/14/2012	297	3
JPY	CSFB	161,996	12/14/2012	2,070	7

					$21

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
CITI	$31	$—	$31
CSFB	6	—	6
HSBC	3	—	3
RBS	(23)	—	(23)
WBC	4	—	4

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY COUNTRY:	Percentage of Total Investment Securities	Value (000’s)
United States	56.8%	$203,099
United Kingdom	2.6	9,339
Japan	2.1	7,410
Canada	1.3	4,787
Germany	1.0	3,615
Australia	1.0	3,593
France	1.0	3,460
Switzerland	0.9	3,225
Supranational	0.5	1,731
Netherlands	0.4	1,459
Sweden	0.3	1,191
Spain	0.3	1,190
Hong Kong	0.3	1,161
Italy	0.2	809
Singapore	0.2	698
Mexico	0.2	594
Cayman Islands	0.2	585
Israel	0.2	580

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

INVESTMENTS BY COUNTRY (continued):	Percentage of Total Investment Securities	Value (000’s)
Belgium	0.2%	$555
Austria	0.1	452
Denmark	0.1	440
Luxembourg	0.1	435
Norway	0.1	363
Brazil	0.1	358
Finland	0.1	277
Bermuda	0.1	225
Isle of Man	0.1	163
Ireland	0.0	¥100
Portugal	0.0	¥68
New Zealand	0.0	¥49
Greece	0.0	¥17

Investment Securities, at Value	70.5	252,028
Short-Term Investments	29.5	105,446

Total Investments	100.0%	$357,474

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $27,205.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
¥	Percentage rounds to less than 0.1%.
Ž	The security has a perpetual maturity. The date shown is the next call date.
	Rate shown reflects the yield at 09/28/2012.
‡	Non-income producing security.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $26, or 0.01% of the portfolio’s net assets.
P	Aggregate cost for federal income tax purposes is $342,939. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,097 and $3,562, respectively. Net unrealized appreciation for tax purposes is $14,535.
¿	Amount is less than 1.
g	Cash in the amount of $2,766 is segregated as collateral with the broker to cover margin requirements for open futures contracts.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $93, or 0.03% of the portfolio’s net assets.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
FTSE	Financial Times Stock Exchange
HSBC	HSBC Bank USA
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
RSP	Refers to Risparmio shares, which are savings shares on the Italian Stock Exchange
WBC	Westpac Banking Corporation

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$50,315	$39,909	$1	$90,225
Corporate Debt Securities	—	31,874	—	31,874
Foreign Government Obligations	—	2,964	—	2,964
Investment Company	8,087	—	—	8,087
Mortgage-Backed Securities	—	3,145	—	3,145
Municipal Government Obligation	—	160	—	160
Preferred Corporate Debt Security	—	103	—	103
Preferred Stocks	—	175	—	175
Purchased Option	—	354	—	354
Repurchase Agreement	—	77,353	—	77,353
Rights	¿	2	—	2
Securities Lending Collateral	28,093	—	—	28,093
U.S. Government Agency Obligations	—	56,427	—	56,427
U.S. Government Obligations	—	58,512	—	58,512

Total	$86,495	$270,978	$1	$357,474

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts - Appreciation	$167	$—	$—	$167
Futures Contracts - Depreciation	(369)	—	—	(369)
Forward Foreign Currency Contracts - Appreciation	—	45	—	45
Forward Foreign Currency Contracts - Depreciation	—	(24)	—	(24)

Total	$(202)	$21	$—	$(181)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012
Common Stocks	$1	$—	$—	$—	$—	$—	$—	$—	$1	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. As of period end 09/30/2012, securities with an aggregate fair market value of $25 transferred from Level 1 to Level 2 due to the unavailability of unadjusted quoted prices. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
₪	Total aggregate market value of Level 3 is less than 0.01% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 66.6%
Transamerica AEGON U.S. Government Securities VP	3,574,749	$47,079
Transamerica Core Bond	31,697,715	344,238
Transamerica Emerging Markets Debt	5,864,300	66,853
Transamerica Flexible Income	2,445,330	22,839
Transamerica High Yield Bond	1,510,941	14,535
Transamerica International Bond	2,349,511	24,881
Transamerica Money Market	26,412,280	26,412
Transamerica PIMCO Total Return VP	26,868,777	322,426
Transamerica Short-Term Bond	31,371,969	323,132
Global/International Equity - 0.7%
Transamerica Developing Markets Equity	1,071,692	12,753
Inflation-Protected Securities - 14.6%
Transamerica Real Return TIPS	22,428,953	261,073

	Shares	Value (000’s)
Tactical and Specialty - 2.4%
Transamerica Bond	4,031,803	$42,576
U.S. Equity - 15.7%
Transamerica Capital Growth	3,868,291	43,480
Transamerica Growth Opportunities	2,280,696	20,344
Transamerica Jennison Growth VP	3,637,696	31,102
Transamerica JPMorgan Mid Cap Value VP	2,913,596	45,918
Transamerica Select Equity	5,272,790	61,375
Transamerica Small Cap Growth ‡	1,121,871	11,286
Transamerica Small Cap Value ‡	1,761,879	17,619
Transamerica WMC Diversified Growth VP	2,001,610	50,080

Total Investment Companies (cost $1,724,524) P		1,790,001
Other Assets and Liabilities - Net		(439)

Net Assets		$1,789,562

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $1,724,524. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $66,723 and $1,246, respectively. Net unrealized appreciation for tax purposes is $65,477.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$1,790,001	$—	$—	$1,790,001

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 1.8%
Transamerica Emerging Markets Debt	117,616	$1,341
Transamerica Short-Term Bond	1,499,941	15,449
Global/International Equity - 13.1%
Transamerica Clarion Global Real Estate Securities VP	1,785,118	20,011
Transamerica Developing Markets Equity	1,740,378	20,710
Transamerica Emerging Markets Equity ‡	2,500,000	23,700
Transamerica International	2,308,825	20,987
Transamerica International Small Cap	1,956,120	15,356
Transamerica International Value Opportunities	979,374	8,589
Transamerica Value	694,733	15,854
Inflation-Protected Securities - 4.7%
Transamerica Real Return TIPS	3,873,852	45,092
Tactical and Specialty - 15.6%
Transamerica Bond	2,334,542	24,653
Transamerica Global Macro ‡	1,791,188	10,299
Transamerica Managed Futures Strategy	12,005,835	113,695

	Shares	Value (000’s)
U.S. Equity - 64.8%
Transamerica Capital Growth	4,262,445	$47,910
Transamerica Growth Opportunities	2,616,777	23,342
Transamerica Jennison Growth VP	12,915,681	110,429
Transamerica JPMorgan Mid Cap Value VP	2,992,324	47,159
Transamerica Large Cap Value	10,585,953	125,656
Transamerica Morgan Stanley Mid-Cap Growth VP	676,908	18,683
Transamerica Select Equity	8,143,917	94,795
Transamerica Small Cap Growth ‡	1,392,231	14,006
Transamerica Small Cap Value ‡	2,834,824	28,348
Transamerica Small Company Growth ‡	568,113	5,920
Transamerica WMC Diversified Growth VP	4,160,009	104,083

Total Investment Companies (cost $893,049) P		956,067
Other Assets and Liabilities - Net		(219)

Net Assets		$955,848

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $893,049. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $75,851 and $12,833, respectively. Net unrealized appreciation for tax purposes is $63,018.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$956,067	$—	$—	$956,067

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 50.5%
Transamerica AEGON U.S. Government Securities VP	7,871,608	$103,669
Transamerica Core Bond	56,316,452	611,598
Transamerica Emerging Markets Debt	15,534,065	177,088
Transamerica Flexible Income	2,747,799	25,664
Transamerica High Yield Bond	4,141,703	39,843
Transamerica International Bond	4,232,841	44,826
Transamerica PIMCO Total Return VP	57,913,250	694,960
Transamerica Short-Term Bond	45,567,027	469,340
Global/International Equity - 5.5%
Transamerica Clarion Global Real Estate Securities VP	3,634,114	40,738
Transamerica Developing Markets Equity	3,233,044	38,473
Transamerica Emerging Markets Equity ‡	2,417,424	22,917
Transamerica International	2,579,839	23,451
Transamerica International Equity Opportunities	3,413,678	25,091
Transamerica International Small Cap	4,253,743	33,392
Transamerica International Value Opportunities	2,581,280	22,638
Transamerica Value	1,312,903	29,960
Inflation-Protected Securities - 11.0%
Transamerica Real Return TIPS	40,634,962	472,991

	Shares	Value (000’s)
Tactical and Specialty - 5.0%
Transamerica Bond	16,852,663	$177,964
Transamerica Global Allocation	3,280,678	36,481
U.S. Equity - 28.0%
Transamerica BlackRock Large Cap Value VP	10,581,744	157,351
Transamerica Capital Growth	9,303,188	104,568
Transamerica Growth Opportunities	5,802,200	51,756
Transamerica Jennison Growth VP	20,102,198	171,874
Transamerica JPMorgan Mid Cap Value VP	6,932,106	109,250
Transamerica Large Cap Value	10,439,151	123,913
Transamerica Select Equity	15,436,526	179,680
Transamerica Small Cap Growth ‡	2,987,973	30,059
Transamerica Small Cap Value ‡	4,761,263	47,613
Transamerica Small Company Growth ‡	1,101,014	11,473
Transamerica WMC Diversified Growth VP	8,475,078	212,045

Total Investment Companies (cost $4,047,878) P		4,290,666
Other Assets and Liabilities - Net		(1,148)

Net Assets		$4,289,518

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $4,047,878. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $247,070 and $4,282, respectively. Net unrealized appreciation for tax purposes is $242,788.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$4,290,666	$—	$—	$4,290,666

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 31.2%
Transamerica AEGON U.S. Government Securities VP	4,719,420	$62,155
Transamerica Core Bond	50,551,973	548,995
Transamerica Emerging Markets Debt	10,911,504	124,391
Transamerica Flexible Income	1,869,585	17,462
Transamerica High Yield Bond	2,602,741	25,038
Transamerica International Bond	5,892,293	62,399
Transamerica PIMCO Total Return VP	39,779,234	477,351
Transamerica Short-Term Bond	19,330,209	199,101
Global/International Equity - 7.0%
Transamerica Clarion Global Real Estate Securities VP	5,618,233	62,981
Transamerica Developing Markets Equity	7,132,892	84,882
Transamerica Emerging Markets Equity ‡	1,694,659	16,065
Transamerica International	4,745,818	43,139
Transamerica International Equity Opportunities	716,790	5,268
Transamerica International Small Cap	5,393,654	42,340
Transamerica International Value Opportunities	4,678,027	41,026
Transamerica Value	2,048,837	46,755
Inflation-Protected Securities - 11.9%
Transamerica Real Return TIPS	49,848,809	580,240

	Shares	Value (000’s)
Tactical and Specialty - 3.5%
Transamerica Bond	9,485,028	$100,162
Transamerica Global Allocation	6,293,077	69,979
U.S. Equity - 46.4%
Transamerica BlackRock Large Cap Value VP	14,284,519	212,411
Transamerica Capital Growth	13,618,658	153,074
Transamerica Growth Opportunities	13,285,942	118,511
Transamerica Jennison Growth VP	35,617,598	304,530
Transamerica JPMorgan Mid Cap Value VP	10,713,898	168,851
Transamerica Large Cap Growth ‡	9,987,115	101,968
Transamerica Large Cap Value	26,439,350	313,835
Transamerica Morgan Stanley Mid-Cap Growth VP	1,926,855	53,181
Transamerica Select Equity	27,328,378	318,102
Transamerica Small Cap Growth ‡	6,767,355	68,080
Transamerica Small Cap Value ‡	9,199,678	91,997
Transamerica Small Company Growth ‡	3,001,070	31,271
Transamerica WMC Diversified Growth VP	12,887,884	322,455

Total Investment Companies (cost $4,566,670) P		4,867,995
Other Assets and Liabilities - Net		(1,413)

Net Assets		$4,866,582

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $4,566,670. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $314,224 and $12,899, respectively. Net unrealized appreciation for tax purposes is $301,325.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$4,867,995	$—	$—	$4,867,995

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.4%
Raytheon Co.	259,425	$14,829
Airlines - 1.4%
Copa Holdings SA - Class A	9,700	788
Delta Air Lines, Inc. ‡	983,950	9,014
United Continental Holdings, Inc. ‡ ^	284,281	5,543
Auto Components - 0.5%
Autoliv, Inc. ^	31,350	1,943
Lear Corp.	8,225	311
TRW Automotive Holdings Corp. ‡	74,500	3,256
Beverages - 0.6%
Constellation Brands, Inc. - Class A ‡	188,000	6,082
Capital Markets - 2.1%
Goldman Sachs Group, Inc.	203,430	23,126
Chemicals - 1.0%
CF Industries Holdings, Inc.	47,000	10,445
Commercial Banks - 3.1%
U.S. Bancorp	784,025	26,892
Wells Fargo & Co.	193,250	6,673
Commercial Services & Supplies - 0.8%
Pitney Bowes, Inc. ^	610,100	8,432
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,197,700	22,864
Computers & Peripherals - 2.0%
Hewlett-Packard Co.	659,900	11,258
Western Digital Corp.	267,025	10,342
Construction & Engineering - 0.7%
KBR, Inc.	271,048	8,083
Consumer Finance - 1.4%
Discover Financial Services	374,375	14,874
Containers & Packaging - 1.8%
Rock-Tenn Co. - Class A	273,622	19,750
Diversified Financial Services - 7.7%
Citigroup, Inc.	1,140,600	37,320
JPMorgan Chase & Co.	1,127,804	45,654
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	292,325	11,021
Verizon Communications, Inc.	478,000	21,782
Electronic Equipment & Instruments - 0.2%
Tech Data Corp. ‡	39,000	1,767
Food & Staples Retailing - 4.2%
CVS Caremark Corp.	389,075	18,839
Wal-Mart Stores, Inc.	355,425	26,230
Food Products - 0.2%
Tyson Foods, Inc. - Class A	158,600	2,541
Health Care Equipment & Supplies - 0.0% ¥
Zimmer Holdings, Inc. ^	5,325	360
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp. - Class A	235,500	9,116
HCA Holdings, Inc.	174,600	5,805
Humana, Inc.	115,625	8,111
Patterson Cos., Inc. ^	97,500	3,338
UnitedHealth Group, Inc.	357,400	19,805
Household Products - 0.4%
Procter & Gamble Co.	56,000	3,884
Independent Power Producers & Energy Traders - 1.4%
AES Corp. ‡	534,825	5,867
NRG Energy, Inc.	437,000	9,347
Industrial Conglomerates - 4.3%
3M Co.	192,850	17,823
General Electric Co.	590,875	13,419
Tyco International, Ltd.	269,050	15,137
Insurance - 11.3%
American Financial Group, Inc.	305,500	11,578
American International Group, Inc. ‡	586,900	19,245
Berkshire Hathaway, Inc. - Class B ‡	23,350	2,059

	Shares	Value (000’s)
Insurance (continued)
Chubb Corp.	189,800	$14,478
HCC Insurance Holdings, Inc. ^	228,675	7,750
Lincoln National Corp. ^	477,800	11,558
MetLife, Inc. ^	487,600	16,803
Prudential Financial, Inc.	264,500	14,418
Reinsurance Group of America, Inc. - Class A	48,800	2,824
RenaissanceRe Holdings, Ltd.	4,350	335
Torchmark Corp. ^	47,400	2,434
Travelers Cos., Inc.	224,300	15,311
Unum Group	165,425	3,179
Internet & Catalog Retail - 1.3%
Expedia, Inc.	233,850	13,526
IT Services - 0.8%
Total System Services, Inc.	377,900	8,956
Machinery - 1.1%
Ingersoll-Rand PLC	260,800	11,689
Oshkosh Corp. ‡	13,700	376
Media - 7.2%
Comcast Corp. - Class A	772,000	27,615
DISH Network Corp. - Class A	269,175	8,239
News Corp. - Class A ^	1,018,175	24,976
Time Warner Cable, Inc.	181,100	17,215
Metals & Mining - 0.3%
Alcoa, Inc.	365,125	3,231
Office Electronics - 0.1%
Xerox Corp.	205,375	1,507
Oil, Gas & Consumable Fuels - 13.7%
Chevron Corp.	402,775	46,947
Exxon Mobil Corp.	859,200	78,574
Marathon Petroleum Corp.	6,600	360
Suncor Energy, Inc.	670,790	22,035
Paper & Forest Products - 1.4%
Domtar Corp.	4,450	348
International Paper Co.	409,600	14,877
Pharmaceuticals - 12.2%
Abbott Laboratories	180,450	12,372
Bristol-Myers Squibb Co.	463,100	15,630
Eli Lilly & Co.	219,875	10,424
Forest Laboratories, Inc. ‡	341,275	12,153
Johnson & Johnson ^	24,250	1,671
Merck & Co., Inc.	768,600	34,664
Pfizer, Inc.	1,807,750	44,922
Semiconductors & Semiconductor Equipment - 1.4%
KLA-Tencor Corp.	316,050	15,077
Software - 1.7%
CA, Inc.	294,500	7,588
Microsoft Corp.	351,100	10,456
Specialty Retail - 0.5%
Foot Locker, Inc.	8,132	289
Gap, Inc.	152,550	5,458
Thrifts & Mortgage Finance - 0.1%
Washington Federal, Inc.	68,300	1,139
Tobacco - 1.1%
Philip Morris International, Inc.	134,400	12,088

Total Common Stocks (cost $959,879)		1,068,045

SHORT-TERM INVESTMENT COMPANY - 0.5%
Capital Markets - 0.5%
BlackRock Provident TempFund 24 à	5,296	5,296
Total Short-Term Investment Company (cost $5,296)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	47,934,107	$47,934
Total Securities Lending Collateral (cost $47,934)

Total Investment Securities (cost $1,013,109) P		1,121,275
Other Assets and Liabilities - Net		(40,142)

Net Assets		$1,081,133

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $46,812.
‡	Non-income producing security.
à	The investment issuer is affiliated with the sub-adviser of the fund.
¥	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $1,013,109. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $126,955 and $18,789, respectively. Net unrealized appreciation for tax purposes is $108,166.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$1,068,045	$—	$—	$1,068,045
Securities Lending Collateral	47,934	—	—	47,934
Short-Term Investment Company	5,296	—	—	5,296

Total	$1,121,275	$—	$—	$1,121,275

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 44.9%
Transamerica JPMorgan Core Bond VP	11,958,345	$158,329
Transamerica PIMCO Total Return VP	12,234,932	146,819
Global/International Equity - 2.4%
Transamerica MFS International Equity VP	2,364,887	16,294
Tactical and Specialty - 16.6%
Transamerica Bond	5,685,437	60,038
Transamerica Global Allocation	4,730,762	52,606
U.S. Equity - 36.1%
Transamerica BlackRock Large Cap Value VP	2,285,517	33,986
Transamerica Jennison Growth VP	5,079,048	43,426
Transamerica JPMorgan Enhanced Index VP	4,815,856	64,965
Transamerica JPMorgan Mid Cap Value VP	835,131	13,162
Transamerica Morgan Stanley Mid-Cap Growth VP	736,169	20,318
Transamerica Select Equity	2,533,472	29,490
Transamerica WMC Diversified Growth VP	1,577,123	39,460

Total Investment Companies (cost $664,348) P		678,893
Other Assets and Liabilities - Net		(199)

Net Assets		$678,694

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
P	Aggregate cost for federal income tax purposes is $664,348. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,658 and $3,113, respectively. Net unrealized appreciation for tax purposes is $14,545.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$678,893	$—	$—	$678,893

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.8%
Australia - 10.1%
Centro Retail Australia REIT	1,561,700	$3,386
Dexus Property Group REIT	4,870,460	4,800
Goodman Group REIT	668,001	2,744
GPT Group REIT	591,313	2,085
Investa Office Fund REIT	833,000	2,497
Mirvac Group REIT	1,213,444	1,800
Westfield Group REIT	995,888	10,496
Westfield Retail Trust REIT ^	2,309,857	6,924
Brazil - 0.1%
Sonae Sierra Brasil SA	23,100	368
Canada - 2.1%
Boardwalk Real Estate Investment Trust	37,100	2,453
Calloway Real Estate Investment Trust	23,800	723
Canadian Real Estate Investment Trust	24,900	1,064
Primaris Retail Real Estate Investment Trust	42,800	1,061
RioCan Real Estate Investment Trust	73,200	2,060
France - 4.6%
Fonciere Des Regions REIT	19,838	1,491
ICADE REIT	18,582	1,514
Klepierre REIT	89,442	3,137
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	9,916	1,026
Unibail-Rodamco SE REIT ^	45,601	9,089
Germany - 0.8%
Deutsche Wohnen AG	24,454	430
GSW Immobilien AG	65,591	2,433
Hong Kong - 11.6%
Cheung Kong Holdings, Ltd.	590,843	8,656
China Overseas Land & Investment, Ltd. ^	1,196,000	3,051
Great Eagle Holdings, Ltd.	350,900	1,068
Hang Lung Group, Ltd.	272,652	1,730
Hang Lung Properties, Ltd.	671,794	2,296
Kerry Properties, Ltd.	651,000	3,295
Link Real Estate Investment Trust	1,295,200	6,130
New World Development Co., Ltd.	775,100	1,200
Sino Land Co., Ltd.	2,100,371	3,928
Sun Hung Kai Properties, Ltd.	420,255	6,157
Wharf Holdings, Ltd. ^	515,837	3,562
Japan - 13.9%
Advance Residence Investment Corp. - Class A REIT	349	734
Daito Trust Construction Co., Ltd. ^	46,500	4,677
Daiwa House Industry Co., Ltd.	70,400	1,022
Japan Real Estate Investment Corp. REIT ^	501	5,046
Japan Retail Fund Investment Corp. REIT ^	1,502	2,685
Kenedix Realty Investment Corp. - Class A REIT	328	1,182
Mitsubishi Estate Co., Ltd. ^	707,210	13,538
Mitsui Fudosan Co., Ltd. ^	592,910	11,875
Nippon Accommodations Fund, Inc. - Class A REIT	159	1,094
Nippon Building Fund, Inc. REIT	213	2,295
Sumitomo Realty & Development Co., Ltd. ^	53,900	1,431
Tokyo Tatemono Co., Ltd. ‡	578,000	2,259
United Urban Investment Corp. - Class A REIT	1,260	1,461
Netherlands - 0.1%
Eurocommercial Properties NV REIT	13,075	495
Singapore - 4.6%
Ascendas Real Estate Investment Trust	192,000	377
CapitaCommercial Trust REIT ^	3,270,000	3,984

	Shares	Value (000’s)
Singapore (continued)
CapitaLand, Ltd.	1,297,381	$3,362
CapitaMall Trust REIT	2,031,269	3,344
Frasers Centrepoint Trust REIT ^	246,300	363
Global Logistic Properties, Ltd. - Class L	1,479,600	3,026
Hongkong Land Holdings, Ltd.	66,839	402
Keppel Land, Ltd. ^	491,000	1,420
Sweden - 0.7%
Castellum AB	109,168	1,477
Hufvudstaden AB - Class A	86,304	1,070
Switzerland - 0.6%
PSP Swiss Property AG ‡	22,716	2,064
United Kingdom - 5.2%
British Land Co., PLC REIT	167,802	1,414
Derwent London PLC REIT	82,979	2,621
Great Portland Estates PLC REIT	337,106	2,455
Hammerson PLC REIT	671,134	4,888
Land Securities Group PLC REIT	474,162	5,831
Safestore Holdings PLC	398,205	662
Segro PLC REIT	126,109	462
United States - 44.4%
American Tower Corp. - Class A REIT	43,700	3,120
AvalonBay Communities, Inc. REIT ^	46,349	6,303
Boston Properties, Inc. REIT	89,100	9,855
BRE Properties, Inc. REIT	74,300	3,484
DDR Corp. REIT ^	248,800	3,822
Douglas Emmett, Inc. REIT	126,800	2,925
Equity Residential REIT	91,636	5,272
Essex Property Trust, Inc. REIT ^	31,600	4,684
Federal Realty Investment Trust REIT	31,100	3,275
General Growth Properties, Inc. REIT	367,906	7,167
HCP, Inc. REIT	146,400	6,512
Health Care REIT, Inc.	85,345	4,929
Highwoods Properties, Inc. REIT ^	47,500	1,549
Host Hotels & Resorts, Inc. REIT	554,205	8,895
Kilroy Realty Corp. REIT ^	87,300	3,909
Kimco Realty Corp. REIT ^	273,300	5,540
Liberty Property Trust REIT	121,125	4,390
Macerich Co. REIT	127,492	7,296
Pebblebrook Hotel Trust REIT ^	57,000	1,333
Post Properties, Inc. REIT	78,200	3,750
ProLogis, Inc. REIT	201,110	7,045
Public Storage REIT	36,380	5,063
Simon Property Group, Inc. REIT	112,439	17,070
SL Green Realty Corp. REIT ^	85,500	6,846
Starwood Hotels & Resorts Worldwide, Inc.	15,000	869
Tanger Factory Outlet Centers REIT	60,400	1,953
Taubman Centers, Inc. REIT	60,671	4,655
UDR, Inc. REIT	246,084	6,108
Ventas, Inc. REIT	91,913	5,722
Vornado Realty Trust REIT	46,085	3,735

Total Common Stocks (cost $304,807)		348,746

WARRANT - 0.0% ¥
India - 0.0% ¥
Unitech, Ltd. ‡
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	163
Total Warrant (cost $2,188)

SECURITIES LENDING COLLATERAL - 14.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	50,662,501	50,663
Total Securities Lending Collateral (cost $50,663)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $3,421 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%, due 12/01/2026, and with a total value of $3,491.	$3,421	$3,421
Total Repurchase Agreement (cost $3,421)

Total Investment Securities (cost $361,079) P		402,993
Other Assets and Liabilities - Net		(50,150)

Net Assets		$352,843

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Real Estate Investment Trusts	64.9%	$261,418
Real Estate Management & Development	21.5	86,622
Hotels, Restaurants & Leisure	0.2	869

Investment Securities, at Value	86.6	348,909
Short-Term Investments	13.4	54,084

Total Investments	100.0%	$402,993

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $48,807.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $361,079. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $46,337 and $4,423, respectively. Net unrealized appreciation for tax purposes is $41,914.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$165,300	$183,446	$—	$348,746
Repurchase Agreement	—	3,421	—	3,421
Securities Lending Collateral	50,663	—	—	50,663
Warrant	—	163	—	163

Total	$215,963	$187,030	$—	$402,993

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Efficient Markets VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.1%
Capital Markets - 100.1%
DFA Emerging Markets Value Portfolio	61,521	$1,759
DFA International Small Capital Value Portfolio	346,142	5,199
DFA International Value Portfolio	885,110	13,737
DFA Large Capital International Portfolio	760,100	13,811
DFA U.S. Large Company Portfolio	3,006,621	34,155
DFA U.S. Targeted Value Portfolio	1,248,582	21,700
Vanguard Intermediate-Term Bond ETF	108,497	9,794
Vanguard Long-Term Bond ETF	13,164	1,273
Vanguard Short-Term Bond ETF	104,512	8,513
Vanguard Total Bond Market ETF	345,024	29,379

Total Investment Companies (cost $132,867)		139,320

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $317 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/25/2038 - 09/25/2039, and with a total value of $325.	$317	$317
Total Repurchase Agreement (cost $317)

Total Investment Securities (cost $133,184) P		139,637
Other Assets and Liabilities - Net		(442)

Net Assets		$139,195

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $133,184. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,611 and $1,158, respectively. Net unrealized appreciation for tax purposes is $6,453.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$139,320	$—	$—	$139,320
Repurchase Agreement	—	317	—	317

Total	$139,320	$317	$—	$139,637

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Hanlon Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Capital Markets - 100.0%
CurrencyShares Euro Trust ^	115,280	$14,720
CurrencyShares Swiss Franc Trust	140,988	14,760
iShares iBoxx $ High Yield Corporate Bond Fund ^	699,781	64,640
iShares JPMorgan USD Emerging Markets Bond Fund	123,797	15,012
Market Vectors Emerging Markets Local Currency Bond ETF	560,928	14,876
PIMCO Australia Bond Index Fund	93,538	9,812
PowerShares Emerging Markets Sovereign Debt Portfolio	500,550	15,363
ProShares Short 20+ Year Treasury	497,949	14,485
SPDR Barclays Capital Convertible Securities ETF ^	374,137	14,808
SPDR Barclays Capital High Yield Bond ETF	1,597,866	64,267
SSC Government Money Market Fund	111,466	111
SSgA Money Market Fund	111,466	111
SSgA Prime Money Market Fund	111,466	111
State Street Institutional Liquid Reserves Fund	111,466	111

Total Investment Companies (cost $238,728)		243,187

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 11.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	27,416,497	$27,416
Total Securities Lending Collateral (cost $27,416)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.0% ¥
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $111 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $115.	$111	111
Total Repurchase Agreement (cost $111)

Total Investment Securities (cost $266,255) P		270,714
Other Assets and Liabilities - Net		(27,464)

Net Assets		$243,250

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $26,859.
	Rate shown reflects the yield at 09/28/2012.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $266,255. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,730 and $1,271, respectively. Net unrealized appreciation for tax purposes is $4,459.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$243,187	$—	$—	$243,187
Repurchase Agreement	—	111	—	111
Securities Lending Collateral	27,416	—	—	27,416

Total	$270,603	$111	$—	$270,714

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Index 35 VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.9%
Capital Markets - 84.4%
Vanguard Extended Market ETF ^	78,639	$4,684
Vanguard Intermediate-Term Bond ETF	821,684	74,173
Vanguard Long-Term Bond ETF	100,401	9,706
Vanguard MSCI EAFE ETF	269,310	8,852
Vanguard S&P 500 ETF	288,839	19,040
Vanguard Short-Term Bond ETF	791,522	64,469
Vanguard Total Bond Market ETF	1,087,749	92,622
Vanguard Total Stock Market ETF ^	489,270	36,035
Emerging Market - Equity - 3.3%
Vanguard MSCI Emerging Markets ETF	293,823	12,267
Growth - Large Cap - 4.2%
Vanguard Growth ETF	167,839	12,151
Vanguard Large-Capital ETF ^	48,965	3,217
Growth - Small Cap - 0.8%
Vanguard Small-Capital ETF ^	36,076	2,891
Region Fund - Asian Pacific - 1.6%
Vanguard MSCI Pacific ETF	114,760	5,779
Region Fund - European - 2.4%
Vanguard MSCI European ETF ^	195,058	8,828
Value - Large Cap - 3.2%
Vanguard Value ETF ^	202,144	11,870

Total Investment Companies (cost $356,825)		366,584

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	19,584,603	$19,585
Total Securities Lending Collateral (cost $19,585)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $3,019 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $3,080.	$3,019	3,019
Total Repurchase Agreement (cost $3,019)

Total Investment Securities (cost $379,429) P		389,188
Other Assets and Liabilities - Net		(22,080)

Net Assets		$367,108

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $19,156.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $379,429. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,800 and $41, respectively. Net unrealized appreciation for tax purposes is $9,759.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$366,584	$—	$—	$366,584
Repurchase Agreement	—	3,019	—	3,019
Securities Lending Collateral	19,585	—	—	19,585

Total	$386,169	$3,019	$—	$389,188

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Index 50 VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.4%
Capital Markets - 78.9%
Vanguard Extended Market ETF ^	300,893	$17,921
Vanguard Intermediate-Term Bond ETF	1,698,419	153,316
Vanguard Long-Term Bond ETF	206,199	19,933
Vanguard MSCI EAFE ETF	1,363,982	44,834
Vanguard S&P 500 ETF	1,098,880	72,438
Vanguard Short-Term Bond ETF	1,637,135	133,345
Vanguard Total Bond Market ETF	3,599,699	306,514
Vanguard Total Stock Market ETF ^	2,955,716	217,688
Emerging Market - Equity - 5.0%
Vanguard MSCI Emerging Markets ETF	1,482,651	61,901
Growth - Large Cap - 4.8%
Vanguard Growth ETF	639,797	46,321
Vanguard Large-Capital ETF	187,129	12,293
Growth - Small Cap - 0.9%
Vanguard Small-Capital ETF	138,116	11,069
Region Fund - Asian Pacific - 2.4%
Vanguard MSCI Pacific ETF	579,933	29,205
Region Fund - European - 3.7%
Vanguard MSCI European ETF	988,021	44,718
Value - Large Cap - 3.7%
Vanguard Value ETF	770,560	45,247

Total Investment Companies (cost $1,173,415)		1,216,743

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	758,600	$759
Total Securities Lending Collateral (cost $759)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $12,269 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $12,514.	$12,269	12,269
Total Repurchase Agreement (cost $12,269)

Total Investment Securities (cost $1,186,443) P		1,229,771
Other Assets and Liabilities - Net		(6,292)

Net Assets		$1,223,479

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $742.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $1,186,443. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43,936 and $608, respectively. Net unrealized appreciation for tax purposes is $43,328.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$1,216,743	$—	$—	$1,216,743
Repurchase Agreement	—	12,269	—	12,269
Securities Lending Collateral	759	—	—	759

Total	$1,217,502	$12,269	$—	$1,229,771

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Index 75 VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.4%
Capital Markets - 65.0%
Vanguard Extended Market ETF ^	483,703	$28,809
Vanguard Intermediate-Term Bond ETF	601,126	54,264
Vanguard Long-Term Bond ETF	73,244	7,080
Vanguard MSCI EAFE ETF	1,841,957	60,545
Vanguard S&P 500 ETF	1,764,054	116,286
Vanguard Short-Term Bond ETF	579,190	47,175
Vanguard Total Bond Market ETF	1,910,184	162,652
Vanguard Total Stock Market ETF ^	3,034,945	223,525
Emerging Market - Equity - 7.8%
Vanguard MSCI Emerging Markets ETF	2,001,297	83,554
Growth - Large Cap - 8.8%
Vanguard Growth ETF ^	1,026,749	74,337
Vanguard Large-Capital ETF ^	300,748	19,756
Growth - Small Cap - 1.7%
Vanguard Small-Capital ETF ^	222,030	17,793
Region Fund - Asian Pacific - 3.7%
Vanguard MSCI Pacific ETF	783,250	39,444
Region Fund - European - 5.6%
Vanguard MSCI European ETF ^	1,333,340	60,347
Value - Large Cap - 6.8%
Vanguard Value ETF ^	1,237,356	72,658

Total Investment Companies (cost $1,018,026)		1,068,225

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 7.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	77,864,674	$77,865
Total Securities Lending Collateral (cost $77,865)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $8,866 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00% - 5.50%, due 12/15/2017 - 04/01/2018, and with a total value of $9,045.	$8,866	8,866
Total Repurchase Agreement (cost $8,866)

Total Investment Securities (cost $1,104,757) P		1,154,956
Other Assets and Liabilities - Net		(79,703)

Net Assets		$1,075,253

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $76,214.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $1,104,757. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $54,455 and $4,256, respectively. Net unrealized appreciation for tax purposes is $50,199.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$1,068,225	$—	$—	$1,068,225
Repurchase Agreement	—	8,866	—	8,866
Securities Lending Collateral	77,865	—	—	77,865

Total	$1,146,090	$8,866	$—	$1,154,956

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Index 100 VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.0%
Capital Markets - 52.7%
Vanguard Extended Market ETF	56,813	$3,384
Vanguard MSCI EAFE ETF	145,568	4,785
Vanguard S&P 500 ETF	206,748	13,629
Vanguard Total Stock Market ETF	262,396	19,325
Emerging Market - Equity - 8.5%
Vanguard MSCI Emerging Markets ETF	158,163	6,603
Growth - Large Cap - 14.1%
Vanguard Growth ETF	120,386	8,716
Vanguard Large-Capital ETF	35,361	2,323
Growth - Small Cap - 2.7%
Vanguard Small-Capital ETF ^	26,103	2,092
Region Fund - Asian Pacific - 4.0%
Vanguard MSCI Pacific ETF	61,969	3,121
Region Fund - European - 6.1%
Vanguard MSCI European ETF	105,385	4,770
Value - Large Cap - 10.9%
Vanguard Value ETF	145,073	8,519

Total Investment Companies (cost $72,849)		77,267

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	1,862,429	$1,862
Total Securities Lending Collateral (cost $1,862)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $703 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $718.	$703	703
Total Repurchase Agreement (cost $703)

Total Investment Securities (cost $75,414) P		79,832
Other Assets and Liabilities - Net		(1,813)

Net Assets		$78,019

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $1,826.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $75,414. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,993 and $575, respectively. Net unrealized appreciation for tax purposes is $4,418.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$77,267	$—	$—	$77,267
Repurchase Agreement	—	703	—	703
Securities Lending Collateral	1,862	—	—	1,862

Total	$79,129	$703	$—	$79,832

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 33.6%
Transamerica AEGON U.S. Government Securities VP	3,162,616	$41,652
Transamerica Core Bond	4,383,979	47,611
Transamerica Emerging Markets Debt	718,566	8,192
Transamerica Money Market	11,001,436	11,001
Transamerica PIMCO Total Return VP	2,136,194	25,634
Transamerica Short-Term Bond	2,953,927	30,425
Global/International Equity - 55.2%
Transamerica Clarion Global Real Estate Securities VP	1,351,760	15,153
Transamerica Developing Markets Equity	465,796	5,543
Transamerica International	5,712,865	51,930
Transamerica International Equity	4,102,384	59,115
Transamerica International Equity Opportunities	8,416,955	61,866
Transamerica International Small Cap	5,052,433	39,662
Transamerica International Value Opportunities	2,963,211	25,987
Transamerica Morgan Stanley Active International Allocation VP	1,085,196	11,188
Inflation-Protected Securities - 6.9%
Transamerica Real Return TIPS	2,888,518	33,622
Tactical and Specialty - 4.3%
Transamerica Bond	1,997,112	21,089

Total Investment Companies (cost $488,000)		489,670

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.0% ¥
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $5 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $10.	$5	$5
Total Repurchase Agreement (cost $5)

Total Investment Securities (cost $488,005) P		489,675
Other Assets and Liabilities - Net		(179)

Net Assets		$489,496

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
¥	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $488,005. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,419 and $10,749, respectively. Net unrealized appreciation for tax purposes is $1,670.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$489,670	$—	$—	$489,670
Repurchase Agreement	—	5	—	5

Total	$489,670	$5	$—	$489,675

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury Bond
2.75%, 08/15/2042	$79	$78
U.S. Treasury Note
0.25%, 03/31/2014 - 07/15/2015	2,457	2,456
0.25%, 01/15/2015 ^	135	135
0.38%, 03/15/2015	1,341	1,345
0.75%, 06/30/2017	451	454
0.88%, 01/31/2017 - 02/28/2017	368	373
1.63%, 08/15/2022 ^	274	274
2.00%, 11/15/2021	286	299
2.13%, 08/15/2021	255	270
3.13%, 05/15/2021	352	402

Total U.S. Government Obligations (cost $6,035)		6,086

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Fannie Mae
4.50%, 04/01/2041	1,057	1,176
5.00%, 09/01/2033 - 06/01/2040	366	405
5.50%, 01/01/2036 - 10/01/2038	656	731
6.00%, 10/01/2035 - 07/01/2040	1,002	1,116
Freddie Mac
4.75%, 11/25/2046 - 144A *	229	246
5.00%, 01/01/2036 - 05/01/2039	289	320
5.50%, 12/01/2028 - 01/01/2039	232	257
Ginnie Mae
3.50%, 05/20/2042	27	29
4.50%, 07/15/2041	18	19
5.00%, 04/15/2039 - 10/20/2041	537	598
5.50%, 09/15/2035 - 01/20/2042	233	262
6.00%, 11/20/2034 - 05/20/2042	161	183

Total U.S. Government Agency Obligations (cost $5,232)		5,342

MORTGAGE-BACKED SECURITIES - 0.5%
Arkle Master Issuer PLC
Series 2012-1A, Class 2A1
2.14%, 05/17/2060 - 144A *	250	258
GS Mortgage Securities Corp. II
Series 2012-ALOH, Class A
3.55%, 04/10/2034 - 144A	127	137

Total Mortgage-Backed Securities (cost $379)		395

ASSET-BACKED SECURITIES - 0.1%
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D
2.68%, 10/09/2018	40	40
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	34	35

Total Asset-Backed Securities (cost $74)		75

CORPORATE DEBT SECURITIES - 24.7%
Aerospace & Defense - 0.6%
Exelis, Inc.
4.25%, 10/01/2016	151	158
L-3 Communications Corp.
6.38%, 10/15/2015	100	101
United Technologies Corp.
1.80%, 06/01/2017	59	61
3.10%, 06/01/2022	105	112

	Principal (000’s)	Value (000’s)
Airlines - 0.2%
Southwest Airlines Co.
5.13%, 03/01/2017	$125	$140
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	155	157
SABMiller Holdings, Inc.
2.45%, 01/15/2017 - 144A	200	209
3.75%, 01/15/2022 - 144A	200	218
Capital Markets - 1.6%
Ameriprise Financial, Inc.
7.52%, 06/01/2066 *	155	171
Charles Schwab Corp.
7.00%, 02/01/2022 * Ž	55	62
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	267	281
Morgan Stanley
3.45%, 11/02/2015	145	149
4.75%, 03/22/2017	34	36
Raymond James Financial, Inc.
4.25%, 04/15/2016	152	161
5.63%, 04/01/2024	225	248
TD Ameritrade Holding Corp.
4.15%, 12/01/2014	125	134
Chemicals - 1.5%
CF Industries, Inc.
6.88%, 05/01/2018	275	334
7.13%, 05/01/2020	65	82
Ecolab, Inc.
3.00%, 12/08/2016	195	210
4.35%, 12/08/2021	145	164
RPM International, Inc.
6.13%, 10/15/2019	125	145
Sherwin-Williams Co.
3.13%, 12/15/2014	125	131
Valspar Corp.
4.20%, 01/15/2022	111	121
Commercial Banks - 1.6%
American Express Bank FSB
5.50%, 04/16/2013	250	256
CIT Group, Inc.
4.25%, 08/15/2017	111	115
5.00%, 08/15/2022	89	93
5.25%, 04/01/2014 - 144A	190	198
5.50%, 02/15/2019 - 144A	201	218
SVB Financial Group
5.38%, 09/15/2020 ^	125	142
US Bancorp
2.95%, 07/15/2022	53	54
Zions Bancorporation
4.50%, 03/27/2017	56	58
7.75%, 09/23/2014	119	130
Commercial Services & Supplies - 0.2%
Cintas Corp No. 2
2.85%, 06/01/2016	130	136
GE Capital Trust I
6.38%, 11/15/2067 *	38	40
Computers & Peripherals - 0.1%
Seagate Technology International
10.00%, 05/01/2014 - 144A	40	44
Construction & Engineering - 0.2%
Toll Brothers Finance Corp.
5.88%, 02/15/2022	24	27

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Construction & Engineering (continued)
URS Corp.
3.85%, 04/01/2017 - 144A	$66	$66
5.00%, 04/01/2022 - 144A	63	65
Consumer Finance - 0.2%
American Express Co.
6.80%, 09/01/2066 *	3	3
American Express Credit Corp.
1.75%, 06/12/2015	51	52
SLM Corp.
6.25%, 01/25/2016	64	70
Containers & Packaging - 0.3%
Packaging Corp. of America
3.90%, 06/15/2022	32	33
Rock-Tenn Co.
4.00%, 03/01/2023 - 144A	33	34
4.45%, 03/01/2019 - 144A ^	23	24
4.90%, 03/01/2022 - 144A ^	124	134
Diversified Financial Services - 3.5%
Bank of America Corp.
3.63%, 03/17/2016	105	111
3.75%, 07/12/2016	65	69
4.50%, 04/01/2015	45	48
Bank of America Corp. - Series K
8.00%, 01/30/2018 * Ž	89	97
Citigroup, Inc.
5.00%, 09/15/2014	130	137
Ford Motor Credit Co., LLC
3.88%, 01/15/2015	210	219
5.00%, 05/15/2018	200	218
5.88%, 08/02/2021	400	452
General Electric Capital Corp.
5.50%, 01/08/2020	180	213
5.88%, 01/14/2038	78	93
5.90%, 05/13/2014	120	130
6.25%, 12/15/2022 * Ž	100	106
6.38%, 11/15/2067 *	10	11
General Electric Capital Corp. - Series A
7.13%, 06/15/2022 * Ž	200	222
JPMorgan Chase & Co.
4.50%, 01/24/2022	186	206
Lazard Group LLC
6.85%, 06/15/2017	8	9
7.13%, 05/15/2015	125	138
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A ^	41	44
5.88%, 03/15/2022 - 144A	30	32
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	125	140
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc.
7.13%, 04/01/2018	200	212
Qwest Corp.
6.75%, 12/01/2021	125	150
SBA Tower Trust
2.93%, 12/15/2017 - 144A	55	57
Electric Utilities - 0.4%
PPL Energy Supply LLC
4.60%, 12/15/2021	90	97
PPL WEM Holdings PLC
3.90%, 05/01/2016 - 144A	148	156
5.38%, 05/01/2021 - 144A	39	43

	Principal (000’s)	Value (000’s)
Electronic Equipment & Instruments - 0.3%
Amphenol Corp.
4.00%, 02/01/2022	$44	$46
4.75%, 11/15/2014	180	194
Energy Equipment & Services - 0.5%
DCP Midstream Operating, LP
4.95%, 04/01/2022	126	132
Nabors Industries, Inc.
5.00%, 09/15/2020	195	215
Sunoco Logistics Partners Operations, LP
4.65%, 02/15/2022	29	31
Weatherford International, Ltd.
4.50%, 04/15/2022	38	40
Food Products - 1.4%
Campbell Soup Co.
2.50%, 08/02/2022	22	22
Kraft Foods Group, Inc.
2.25%, 06/05/2017 - 144A	254	261
3.50%, 06/06/2022 - 144A	199	210
5.00%, 06/04/2042 - 144A	178	199
Tyson Foods, Inc.
4.50%, 06/15/2022	75	79
6.85%, 04/01/2016	295	338
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
4.50%, 01/15/2015	125	134
Health Care Providers & Services - 1.3%
Express Scripts Holding Co.
2.10%, 02/12/2015 - 144A	79	81
2.65%, 02/15/2017 - 144A	278	290
3.13%, 05/15/2016	141	150
3.90%, 02/15/2022 - 144A	129	141
4.75%, 11/15/2021 - 144A	130	150
Laboratory Corp. of America Holdings
3.75%, 08/23/2022	101	106
Medco Health Solutions, Inc.
4.13%, 09/15/2020	25	28
WellPoint, Inc.
3.30%, 01/15/2023	44	45
Hotels, Restaurants & Leisure - 0.0% ¥
Marriott International, Inc.
3.00%, 03/01/2019	27	28
Household Durables - 0.0% ¥
DR Horton, Inc.
4.75%, 05/15/2017	35	37
Insurance - 1.1%
American International Group, Inc.
4.25%, 09/15/2014	135	143
4.88%, 06/01/2022	21	24
5.45%, 05/18/2017	65	74
5.60%, 10/18/2016	31	35
6.40%, 12/15/2020	65	79
8.18%, 05/15/2058 *	120	147
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	125	133
Primerica, Inc.
4.75%, 07/15/2022	170	180
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
3.15%, 01/15/2023	105	108
Media - 0.2%
Comcast Corp.
3.13%, 07/15/2022	128	133

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Media (continued)
WPP Finance 2010
3.63%, 09/07/2022	$26	$26
Metals & Mining - 0.1%
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A ^	61	61
Multiline Retail - 0.6%
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022 ^	22	24
5.90%, 12/01/2016	290	339
6.90%, 04/01/2029	85	100
Multi-Utilities - 0.2%
CMS Energy Corp.
2.75%, 05/15/2014 ^	190	193
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	180	223
Apache Corp.
3.25%, 04/15/2022	22	24
4.75%, 04/15/2043	48	55
Continental Resources, Inc.
5.00%, 09/15/2022 - 144A ^	137	143
Energy Transfer Partners, LP
4.65%, 06/01/2021	205	220
5.20%, 02/01/2022	36	40
EOG Resources, Inc.
2.63%, 03/15/2023	44	44
Kinder Morgan Energy Partners, LP
3.45%, 02/15/2023	80	82
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	125	135
Motiva Enterprises LLC
5.75%, 01/15/2020 - 144A	170	203
Petrohawk Energy Corp.
6.25%, 06/01/2019	240	270
10.50%, 08/01/2014	58	63
Phillips 66
2.95%, 05/01/2017 - 144A	187	198
4.30%, 04/01/2022 - 144A	62	68
5.88%, 05/01/2042 - 144A	43	51
Pioneer Natural Resources Co.
3.95%, 07/15/2022	21	22
QEP Resources, Inc.
5.25%, 05/01/2023	97	99
Shell International Finance BV
2.38%, 08/21/2022	287	291
Western Gas Partners, LP
4.00%, 07/01/2022	79	82
5.38%, 06/01/2021	216	246
Pharmaceuticals - 0.5%
Watson Pharmaceuticals, Inc.
1.88%, 10/01/2017	141	143
3.25%, 10/01/2022	181	183
4.63%, 10/01/2042	57	58
Professional Services - 0.7%
Verisk Analytics, Inc.
4.13%, 09/12/2022	99	101
4.88%, 01/15/2019	390	421
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.
4.60%, 04/01/2022	120	128
Goodman Funding Pty, Ltd.
6.38%, 04/15/2021 - 144A	250	274

	Principal (000’s)	Value (000’s)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts, LP - Series Q
6.75%, 06/01/2016	$150	$154
Rouse Co. LLC
6.75%, 11/09/2015	190	200
Rouse Co., LP / TRC Co.-Issuer, Inc.
6.75%, 05/01/2013 - 144A	280	287
Senior Housing Properties Trust
6.75%, 04/15/2020 ^	130	146
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Part
7.75%, 03/15/2020	120	143
Real Estate Management & Development - 0.0% ¥
CBRE Services, Inc.
6.63%, 10/15/2020	10	11
Road & Rail - 0.2%
JB Hunt Transport Services, Inc.
3.38%, 09/15/2015	130	134
Semiconductors & Semiconductor Equipment - 0.5%
National Semiconductor Corp.
3.95%, 04/15/2015	134	145
Samsung Electronics America, Inc.
1.75%, 04/10/2017 - 144A	235	239
Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 03/15/2018 - 144A	113	113

Total Corporate Debt Securities (cost $18,260)		19,182

	Shares	Value (000’s)
COMMON STOCKS - 54.9%
Aerospace & Defense - 2.2%
Boeing Co.	14,660	1,021
Honeywell International, Inc.	7,029	420
Precision Castparts Corp.	1,649	269
Automobiles - 0.3%
Daimler AG	4,586	223
Beverages - 0.4%
Diageo PLC	10,388	292
Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc. ‡ ^	3,451	139
Celgene Corp. ‡	10,215	780
Capital Markets - 1.1%
Blackstone Group, LP	48,103	687
Greenhill & Co., Inc. ^	3,304	171
Chemicals - 3.6%
E.I. du Pont de Nemours & Co. ^	25,691	1,292
LyondellBasell Industries NV - Class A	19,483	1,006
Syngenta AG ADR ^	7,008	525
Commercial Banks - 3.7%
CIT Group, Inc. ‡	23,004	906
Itau Unibanco Holding SA ADR	26,578	406
Standard Chartered PLC	19,817	448
U.S. Bancorp	32,029	1,099
Communications Equipment - 0.8%
Motorola Solutions, Inc. ^	11,529	583
Computers & Peripherals - 2.7%
Apple, Inc.	3,088	2,060
Diversified Financial Services - 1.0%
NYSE Euronext	30,936	763
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc. ^	13,492	545
Verizon Communications, Inc.	3,488	159

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. - Class A ^	8,225	$484
TE Connectivity, Ltd. ^	23,836	811
Energy Equipment & Services - 0.3%
National Oilwell Varco, Inc.	2,752	$220
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	3,304	331
Food Products - 0.7%
Hershey Co. ^	7,527	534
Health Care Providers & Services - 2.4%
Aetna, Inc. ^	16,570	656
AmerisourceBergen Corp. - Class A ^	5,241	203
Express Scripts Holding Co. ‡	15,525	973
Hotels, Restaurants & Leisure - 1.9%
Las Vegas Sands Corp.	18,802	872
McDonald’s Corp. ^	6,825	626
Insurance - 0.4%
Prudential PLC	25,727	333
Internet & Catalog Retail - 0.4%
priceline.com, Inc. ‡ ^	459	284
Internet Software & Services - 0.9%
eBay, Inc. ‡	14,984	725
IT Services - 1.5%
Mastercard, Inc. - Class A	1,822	823
Western Union Co. ^	18,725	341
Leisure Equipment & Products - 1.7%
Mattel, Inc. ^	36,490	1,295
Machinery - 0.2%
Dover Corp.	2,464	147
Media - 5.3%
CBS Corp. - Class B	43,503	1,580
DIRECTV ‡	8,284	435
Time Warner Cable, Inc. ^	15,893	1,511
Viacom, Inc. - Class B ^	11,226	602
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	11,086	439
Multiline Retail - 0.8%
Nordstrom, Inc. ^	11,737	648
Oil, Gas & Consumable Fuels - 4.7%
Canadian Natural Resources, Ltd.	17,359	534
Chevron Corp.	10,524	1,227
Enterprise Products Partners, LP	19,522	1,046
Hess Corp.	15,915	855
Personal Products - 0.6%
Estee Lauder Cos., Inc. - Class A ^	7,587	467
Pharmaceuticals - 3.8%
Allergan, Inc.	6,121	561
Bristol-Myers Squibb Co. ^	19,116	645
Mylan, Inc. ‡ ^	33,189	809
Shire PLC ADR	6,089	540
Valeant Pharmaceuticals International, Inc. ‡	7,523	416
Real Estate Investment Trusts - 0.6%
Ventas, Inc. ^	7,796	485
Road & Rail - 1.6%
Canadian Pacific Railway, Ltd. ^	3,596	298
Union Pacific Corp.	8,073	958
Software - 1.1%
Intuit, Inc. ^	7,181	423
Oracle Corp.	13,439	423
Specialty Retail - 0.9%
AutoZone, Inc. ‡ ^	887	328
Home Depot, Inc.	5,586	337
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc. ^	10,632	596
NIKE, Inc. - Class B ^	9,637	914

	Shares	Value (000’s)
Tobacco - 2.6%
Altria Group, Inc.	17,391	$581
Philip Morris International, Inc.	16,104	1,448

Total Common Stocks (cost $38,099)		42,558

SECURITIES LENDING COLLATERAL - 15.5%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.31% 	12,046,895	12,047
Total Securities Lending Collateral (cost $12,047)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 6.0%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $4,621 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $4,715.	$4,621	4,621
Total Repurchase Agreement (cost $4,621)

Total Investment Securities (cost $84,747) P		90,306
Other Assets and Liabilities - Net		(12,694)

Net Assets		$77,612

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
GBP	CSFB	94	10/04/2012	$152	$	(¿)
GBP	CSFB	(14)	10/04/2012	(22)		(1)
GBP	CSFB	(50)	10/04/2012	(79)		(1)
GBP	CSFB	(30)	10/04/2012	(47)		(1)
GBP	RBC	(35)	10/18/2012	(56)		(¿)
GBP	JPM	(40)	10/25/2012	(65)		¿
GBP	JPM	(80)	10/25/2012	(128)		(1)
GBP	HSBC	(268)	11/08/2012	(437)		3
GBP	CSFB	(94)	11/15/2012	(152)		¿

						$(1)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
CSFB	$(3)	$—	$(3)
HSBC	3	—	3
JPM	(1)	—	(1)
RBC	(¿ )	—	(¿ )

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $11,784.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $84,747. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,980 and $421, respectively. Net unrealized appreciation for tax purposes is $5,559.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $5,292, or 6.82% of the portfolio’s net assets.
ADR	American Depositary Receipt
CSFB	Credit Suisse First Boston
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Company
OTC	Over the Counter
RBC	Royal Bank of Canada

CURRENCY ABBREVIATION:

GBP	Pound Sterling

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Asset-Backed Securities	$—	$75	$—	$75
Common Stocks	41,485	1,073	—	42,558
Corporate Debt Securities	—	19,182	—	19,182
Mortgage-Backed Securities	—	395	—	395
Repurchase Agreement	—	4,621	—	4,621
Securities Lending Collateral	12,047	—	—	12,047
U.S. Government Agency Obligations	—	5,342	—	5,342
U.S. Government Obligations	—	6,086	—	6,086

Total	$53,532	$36,774	$—	$90,306

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Forward Foreign Currency Contracts - Appreciation	$—	$3	$—	$3
Forward Foreign Currency Contracts - Depreciation	—	(4)	—	(4)

Total	$—	$(1)	$—	$(1)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.0%
Aerospace & Defense - 4.9%
Boeing Co.	209,831	$14,608
Precision Castparts Corp.	116,017	18,951
United Technologies Corp.	161,150	12,616
Auto Components - 0.7%
BorgWarner, Inc. ‡ ^	98,982	6,841
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. ‡ ^	127,541	14,591
Biogen Idec, Inc. ‡	69,991	10,445
Gilead Sciences, Inc. ‡	74,388	4,934
Vertex Pharmaceuticals, Inc. ‡	219,702	12,292
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	180,724	20,545
Chemicals - 1.7%
Monsanto Co.	176,988	16,109
Communications Equipment - 1.3%
QUALCOMM, Inc.	196,592	12,285
Computers & Peripherals - 10.3%
Apple, Inc.	105,718	70,540
EMC Corp. ‡	836,831	22,820
NetApp, Inc. ‡	130,552	4,293
Consumer Finance - 0.7%
American Express Co.	116,305	6,613
Electrical Equipment - 0.5%
Roper Industries, Inc. ^	46,464	5,106
Energy Equipment & Services - 1.5%
National Oilwell Varco, Inc.	180,275	14,442
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	166,562	16,677
Whole Foods Market, Inc. ^	168,960	16,457
Food Products - 1.5%
Kraft Foods, Inc. - Class A ‡	115,378	4,771
Mead Johnson Nutrition Co. - Class A	134,440	9,852
Health Care Providers & Services - 3.0%
Express Scripts Holding Co. ‡	271,102	16,990
UnitedHealth Group, Inc.	212,291	11,763
Hotels, Restaurants & Leisure - 4.5%
Chipotle Mexican Grill, Inc. - Class A ‡ ^	37,325	11,852
Dunkin’ Brands Group, Inc. ^	293,811	8,578
Starbucks Corp.	165,916	8,420
Yum! Brands, Inc.	205,222	13,615
Internet & Catalog Retail - 4.9%
Amazon.com, Inc. ‡	126,541	32,182
priceline.com, Inc. ‡	23,076	14,278
Internet Software & Services - 8.5%
Baidu, Inc. ADR ‡	117,590	13,737
Facebook, Inc. - Class A ‡ ^	250,313	5,419
Google, Inc. - Class A ‡	33,801	25,503
LinkedIn Corp. - Class A ‡	127,477	15,348
Rackspace Hosting, Inc. ‡ ^	159,330	10,530
Tencent Holdings, Ltd. ^	242,351	8,283
Youku Tudou, Inc. ADR ‡	73,157	1,345
IT Services - 7.1%
International Business Machines Corp.	86,758	17,998
Mastercard, Inc. - Class A	62,631	28,277
Teradata Corp. ‡	62,874	4,741
Visa, Inc. - Class A	116,779	15,681
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	233,831	8,991
Illumina, Inc. ‡ ^	121,514	5,857
Media - 1.6%
Walt Disney Co.	282,105	14,748
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	45,950	3,046
Oil, Gas & Consumable Fuels - 2.6%
Concho Resources, Inc. ‡	131,327	12,443
Occidental Petroleum Corp.	136,214	11,723

	Shares	Value (000’s)
Personal Products - 1.6%
Estee Lauder Cos., Inc. - Class A	245,804	$15,134
Pharmaceuticals - 6.7%
Allergan, Inc.	150,234	13,758
Bristol-Myers Squibb Co.	322,632	10,889
Novo Nordisk A/S ADR	103,048	16,263
Perrigo Co. ^	72,962	8,476
Shire PLC ADR	152,190	13,499
Real Estate Investment Trusts - 1.7%
American Tower Corp. - Class A	229,182	16,361
Road & Rail - 1.3%
Union Pacific Corp.	105,387	12,509
Semiconductors & Semiconductor Equipment - 3.0%
Altera Corp.	133,764	4,546
ARM Holdings PLC ADR ^	236,024	6,604
Avago Technologies, Ltd.	230,118	8,023
Broadcom Corp. - Class A ‡	258,642	8,944
Software - 5.8%
Intuit, Inc.	151,791	8,937
Red Hat, Inc. ‡	254,005	14,463
Salesforce.com, Inc. ‡ ^	113,054	17,262
Splunk, Inc. ‡	25,234	927
VMware, Inc. - Class A ‡	137,716	13,323
Specialty Retail - 3.8%
Inditex SA	170,291	21,146
TJX Cos., Inc.	336,955	15,092
Textiles, Apparel & Luxury Goods - 6.7%
Burberry Group PLC	311,073	5,028
Coach, Inc.	228,009	12,773
Lululemon Athletica, Inc. ‡ ^	183,729	13,585
NIKE, Inc. - Class B	190,519	18,082
Ralph Lauren Corp. - Class A	93,617	14,158
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. ‡ ^	142,851	9,157

Total Common Stocks (cost $762,226)		936,075

SECURITIES LENDING COLLATERAL - 7.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	69,798,832	69,799
Total Securities Lending Collateral (cost $69,799)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $10,024 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $10,227.	$10,024	10,024
Total Repurchase Agreement (cost $10,024)

Total Investment Securities (cost $842,049) P		1,015,898
Other Assets and Liabilities - Net		(71,235)

Net Assets		$944,663

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $68,074.
‡	Non-income producing security.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $842,049. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $186,561 and $12,712, respectively. Net unrealized appreciation for tax purposes is $173,849.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$901,618	$34,457	$—	$936,075
Repurchase Agreement	—	10,024	—	10,024
Securities Lending Collateral	69,799	—	—	69,799

Total	$971,417	$44,481	$—	$1,015,898

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 23.2%
U.S. Treasury Bond
4.75%, 02/15/2037	$100	$138
5.38%, 02/15/2031	150	217
6.13%, 08/15/2029	100	154
6.25%, 05/15/2030	425	666
6.63%, 02/15/2027	100	156
7.50%, 11/15/2016	2,550	3,280
8.00%, 11/15/2021	500	783
8.50%, 02/15/2020	815	1,245
8.75%, 05/15/2020 - 08/15/2020	2,700	4,234
11.25%, 02/15/2015	1,065	1,341
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	107	153
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	519	550
0.50%, 04/15/2015	370	389
0.63%, 04/15/2013	542	547
1.13%, 01/15/2021	524	620
1.25%, 04/15/2014	541	563
2.00%, 01/15/2014	620	647
U.S. Treasury Note
0.38%, 10/31/2012	1,000	1,000
0.63%, 12/31/2012	500	501
1.38%, 01/15/2013 - 11/30/2018	1,440	1,466
1.50%, 08/31/2018	1,000	1,039
1.75%, 04/15/2013 - 10/31/2018	3,200	3,327
1.88%, 04/30/2014	700	718
2.25%, 07/31/2018	500	541
2.50%, 03/31/2015	500	528
2.63%, 02/29/2016 - 08/15/2020	1,950	2,112
2.75%, 10/31/2013 - 12/31/2017	2,045	2,174
2.88%, 03/31/2018	700	781
3.13%, 04/30/2013 - 04/30/2017	1,350	1,416
3.25%, 12/31/2016 - 03/31/2017	5,750	6,428
3.38%, 07/31/2013 - 11/15/2019	550	585
3.50%, 02/15/2018 - 05/15/2020	1,050	1,215
3.88%, 02/15/2013	1,000	1,014
4.00%, 11/15/2012 - 02/15/2015	5,100	5,173
4.25%, 08/15/2013 - 11/15/2017	800	872
4.50%, 02/15/2016	500	569
4.75%, 08/15/2017	1,035	1,241
U.S. Treasury STRIPS 
0.21%, 02/15/2014	300	299
0.22%, 05/15/2014	270	269
0.27%, 11/15/2014	100	99
0.43%, 05/15/2016	2,200	2,166
0.48%, 08/15/2016	2,850	2,799
0.53%, 11/15/2016	500	489
0.58%, 02/15/2017	10,850	10,580
0.67%, 08/15/2017	500	484
0.72%, 11/15/2017	250	241
0.78%, 02/15/2018	50	48
0.88%, 08/15/2018	100	95
0.98%, 02/15/2019	155	146
1.02%, 05/15/2019	150	140
1.07%, 08/15/2019	850	789

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS  (continued)
1.21%, 02/15/2020	$350	$320
1.22%, 05/15/2020	150	137
1.27%, 05/15/2020	7,102	6,448
1.32%, 08/15/2020	4,200	3,785
1.35%, 11/15/2020	195	175
1.44%, 02/15/2021	105	93
1.51%, 05/15/2021	2,550	2,241
1.54%, 08/15/2021	300	262
1.59%, 11/15/2021	750	648
1.66%, 02/15/2022	350	300
1.88%, 02/15/2023	750	618
1.92%, 05/15/2023	250	204
2.09%, 05/15/2024	200	157
2.13%, 08/15/2024	100	78
2.16%, 11/15/2024	200	154
2.35%, 02/15/2026	100	73
2.43%, 08/15/2026	150	107
2.44%, 11/15/2026	1,350	958
2.48%, 02/15/2027	950	667
2.50%, 05/15/2027	300	209
2.53%, 08/15/2027	200	138
2.54%, 11/15/2027	350	239
2.56%, 02/15/2028	350	237
2.59%, 05/15/2028	50	33
2.61%, 08/15/2028	250	166
2.63%, 11/15/2028	200	131
2.65%, 02/15/2029	750	488
2.66%, 05/15/2029	150	97
2.68%, 08/15/2029	500	320
2.69%, 11/15/2029	225	143
2.71%, 02/15/2030	1,325	832
2.73%, 08/15/2030	350	216
2.74%, 11/15/2030	275	168
2.76%, 05/15/2031	450	270
2.77%, 08/15/2031	350	208
2.78%, 11/15/2031	300	177
2.80%, 02/15/2032	400	234
2.81%, 05/15/2032 - 08/15/2032	250	145
2.83%, 11/15/2032	450	256
2.85%, 05/15/2033	500	279
2.86%, 08/15/2033	400	221
2.88%, 11/15/2033 - 02/15/2034	525	287
2.89%, 05/15/2034	100	54
2.90%, 08/15/2034	150	80
2.92%, 11/15/2034	200	106
2.93%, 02/15/2035	375	196

Total U.S. Government Obligations (cost $82,569)		90,382

U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.2%
Fannie Mae
0.44%, 06/25/2037 *	480	481
0.47%, 06/27/2036 *	306	303
0.48%, 11/25/2046 *	594	592
0.57%, 04/25/2035 - 08/25/2036 *	267	268
0.62%, 05/25/2027 *	942	950

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
0.72%, 09/25/2042 *	$999	$1,003
0.74%, 08/25/2019 *	700	706
0.77%, 08/25/2042 *	997	1,000
0.80%, 08/01/2022 *	998	1,012
0.99%, 01/01/2019 *	495	498
1.02%, 04/01/2022 *	600	608
1.13%, 06/01/2017 	300	286
1.40%, 07/01/2017	1,000	1,018
1.94%, 07/01/2019	1,000	1,020
1.99%, 01/01/2017	1,000	1,019
2.03%, 08/01/2019	1,015	1,047
2.36%, 01/01/2036 *	133	141
2.65%, 08/01/2022	500	520
2.67%, 07/01/2022	1,500	1,561
2.70%, 03/28/2022	450	456
2.97%, 11/01/2018	485	525
3.12%, 01/01/2022	500	543
3.38%, 01/01/2018	500	550
3.50%, 08/01/2032	992	1,068
3.54%, 01/01/2018	488	538
3.59%, 10/01/2020	100	112
3.64%, 10/01/2020	1,411	1,578
3.65%, 07/25/2021	866	960
3.73%, 06/25/2021	500	562
3.74%, 06/01/2018	1,486	1,682
3.76%, 06/25/2021 - 07/25/2021	2,000	2,232
3.77%, 08/01/2021	700	790
3.86%, 07/01/2021	984	1,117
3.87%, 08/01/2021	987	1,121
3.92%, 08/01/2021	1,500	1,710
3.97%, 06/01/2021 - 07/01/2021	987	1,128
3.98%, 08/01/2021	980	1,117
3.99%, 07/01/2021	491	562
4.00%, 07/01/2018 - 04/25/2033	1,458	1,609
4.02%, 08/01/2021	1,324	1,517
4.05%, 08/01/2021	987	1,133
4.06%, 07/01/2021 - 09/01/2021	1,493	1,715
4.16%, 03/01/2021	490	565
4.23%, 03/01/2020	953	1,096
4.24%, 06/01/2021	1,000	1,159
4.25%, 04/01/2021	500	581
4.29%, 06/01/2021	495	578
4.32%, 06/01/2021	789	919
4.37%, 04/01/2020	243	283
4.38%, 04/01/2021	400	466
4.39%, 05/01/2021	250	292
4.45%, 07/01/2026	494	574
4.50%, 08/01/2018 - 08/25/2033	2,078	2,263
4.65%, 06/01/2021	985	1,166
5.00%, 12/01/2016 - 08/25/2040	6,796	7,629
5.24%, 01/01/2038 *	120	130
5.50%, 03/01/2017 - 07/25/2038	7,663	8,554
5.75%, 06/25/2033	750	855
6.00%, 08/01/2014 - 11/25/2039	4,812	5,323
6.22%, 12/25/2042 *	245	282
6.49%, 10/25/2042 *	69	78

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
6.50%, 03/01/2017 - 05/25/2044	$1,963	$2,244
6.79%, 07/25/2023 *	416	472
6.99%, 12/25/2042 *	120	141
7.00%, 09/01/2017 - 11/25/2041	3,339	3,974
7.16%, 08/25/2033 *	140	146
8.00%, 05/25/2022 - 06/01/2039	118	137
9.00%, 10/01/2019 - 06/01/2025	45	47
9.50%, 06/25/2018	68	76
10.00%, 03/25/2032 *	18	20
10.87%, 07/25/2035 *	165	211
12.14%, 09/25/2033 *	49	59
13.17%, 07/25/2033 *	104	128
13.57%, 03/25/2038 *	40	50
14.09%, 12/25/2032 *	32	42
15.06%, 11/25/2031 *	90	128
15.91%, 05/25/2034 *	100	130
16.83%, 07/25/2035 *	198	284
18.93%, 04/25/2034 - 05/25/2034 *	486	764
19.21%, 08/25/2032 *	107	139
23.13%, 05/25/2034 *	39	61
23.77%, 03/25/2036 *	97	146
24.48%, 02/25/2032 *	24	41
25.33%, 10/25/2036 *	42	66
25.69%, 12/25/2036 *	60	99
Fannie Mae, IO
0.98%, 08/25/2042 *	1,141	37
3.92%, 01/25/2038 *	136	11
4.00%, 10/25/2014	345	17
4.61%, 04/25/2041 *	570	44
5.00%, 03/25/2023	247	21
5.50%, 05/25/2033	11	¿
5.63%, 09/25/2038 - 09/25/2038 *	762	99
5.69%, 02/25/2038 *	648	86
5.88%, 06/25/2037 *	405	62
5.96%, 12/25/2039 *	185	23
5.98%, 03/25/2038 *	175	26
6.20%, 04/25/2040 *	258	36
6.28%, 06/25/2023 *	128	15
6.32%, 09/25/2037 *	186	37
6.33%, 02/25/2039 *	207	37
6.36%, 06/25/2036 *	177	25
6.48%, 03/25/2036 *	1,769	408
6.50%, 05/25/2033	114	23
6.93%, 07/25/2037 *	402	71
7.00%, 06/25/2033	114	25
Fannie Mae, PO
01/25/2019 - 11/25/2036	2,380	2,278
Fannie Mae STRIPS
2.38%, 11/15/2021 	400	326
Fannie Mae STRIPS, PO
08/01/2032	193	180
Financing Corp. Fico STRIPS
1.03%, 11/30/2017 	1,000	937
1.30%, 05/11/2018 	300	278
2.00%, 09/26/2019 	1,000	891
Freddie Mac
0.57%, 07/15/2034 *	430	432

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
0.62%, 10/15/2041 *	$972	$976
0.65%, 07/15/2037 *	933	937
0.66%, 02/15/2037 *	73	73
0.67%, 03/15/2039 *	717	720
0.72%, 08/15/2042 *	998	1,000
0.77%, 07/15/2042 *	996	999
1.31%, 10/25/2044 *	471	473
2.47%, 07/01/2036 *	120	129
2.48%, 10/01/2036 *	94	99
2.49%, 08/01/2036 *	142	153
2.50%, 09/01/2034 - 10/01/2036 *	206	220
2.61%, 11/01/2036 *	110	118
2.70%, 03/01/2037 *	126	136
2.86%, 02/01/2037 *	235	252
3.50%, 01/01/2032 - 07/15/2042	2,783	2,967
4.00%, 05/01/2019 - 06/01/2042	2,227	2,443
4.50%, 12/15/2018 - 05/01/2041	1,600	1,684
4.90%, 02/01/2036 *	496	534
5.00%, 10/01/2017 - 05/15/2041	3,225	3,527
5.03%, 01/01/2035 *	170	184
5.50%, 03/15/2017 - 08/01/2038	6,609	7,422
5.50%, 05/15/2041 *	281	308
5.59%, 05/01/2036 *	123	133
6.00%, 12/15/2013 - 09/15/2036	5,921	6,652
6.04%, 06/01/2036 *	386	420
6.38%, 03/15/2032	306	338
6.40%, 11/15/2023	111	125
6.48%, 12/01/2036 *	33	36
6.50%, 10/15/2013 - 02/25/2043	2,838	3,207
6.92%, 07/25/2032 *	297	345
7.00%, 03/15/2024 - 02/25/2043	3,219	3,725
7.25%, 09/15/2030 - 12/15/2030	542	638
7.50%, 02/15/2023 - 08/15/2030	314	366
7.50%, 08/25/2042 *	117	140
8.00%, 01/15/2030	426	509
8.50%, 09/15/2020	54	60
8.67%, 11/15/2033 - 11/15/2033 *	16	16
8.74%, 01/15/2034 *	60	60
8.82%, 10/15/2033 *	16	16
9.85%, 07/15/2032 *	161	203
12.85%, 07/15/2033 *	176	208
13.76%, 05/15/2030 *	60	64
14.35%, 09/15/2033 *	42	53
16.76%, 02/15/2040 *	100	162
23.68%, 06/15/2034 *	210	318
Freddie Mac, IO
4.13%, 01/15/2040 *	597	30
4.50%, 07/15/2037	411	48
5.00%, 09/15/2035	286	39
5.50%, 07/15/2024	60	3
5.78%, 11/15/2037 - 02/15/2039 *	725	97
5.98%, 06/15/2038 *	879	150
6.20%, 11/15/2037 *	311	47
6.58%, 04/15/2038 *	221	36
6.78%, 02/15/2033 *	13	¿
6.88%, 03/13/2033 - 07/15/2036 *	264	36

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, IO (continued)
7.33%, 02/15/2033 *	$12	$	¿
7.48%, 07/15/2017 *	154		13
7.78%, 03/15/2032 *	109		22
Freddie Mac, PO
03/15/2019 - 01/15/2040	2,359		2,284
Ginnie Mae
0.68%, 03/20/2060 * Ә	400		399
0.86%, 05/20/2061 * Ә	400		401
0.91%, 05/20/2061 * Ә	448		450
5.00%, 04/16/2023 - 07/16/2033	1,632		1,938
5.50%, 12/20/2013 - 09/20/2039	3,235		3,714
5.54%, 07/20/2040 *	883		1,012
5.77%, 12/20/2038 *	406		452
6.00%, 08/20/2016 - 08/20/2039	1,497		1,689
6.50%, 03/15/2023 - 06/20/2033	4,431		5,272
7.00%, 07/15/2017	28		30
7.33%, 11/20/2030	35		41
7.50%, 11/20/2029	133		159
8.00%, 01/15/2016 - 06/20/2030	146		178
8.50%, 02/16/2030	387		485
9.00%, 05/16/2027	26		30
12.96%, 10/20/2037 *	118		147
15.90%, 06/17/2035 *	87		120
16.24%, 05/18/2034 *	68		85
19.06%, 04/16/2034 *	94		156
19.55%, 09/20/2037 *	65		102
22.51%, 04/20/2037 *	166		247
28.39%, 09/20/2034 *	87		143
31.55%, 04/20/2031 *	23		50
Ginnie Mae, IO
5.48%, 12/20/2038 *	201		29
5.50%, 01/20/2032 - 10/16/2037	661		81
5.61%, 02/20/2038 *	343		50
5.78%, 11/20/2037 *	327		48
5.86%, 06/20/2039 *	299		43
5.88%, 10/20/2034 - 08/20/2039 *	891		134
5.98%, 03/20/2037 - 06/20/2038 *	637		94
6.05%, 04/20/2039 *	351		51
6.08%, 09/20/2035 - 03/20/2039 *	931		138
6.13%, 03/20/2039 *	344		48
6.18%, 05/16/2038 - 06/16/2039 *	1,246		205
6.25%, 06/16/2037 *	274		43
6.28%, 03/16/2034 - 10/20/2037 *	892		106
6.33%, 11/20/2037 - 12/20/2037 *	327		53
6.48%, 07/20/2036 *	223		27
6.50%, 03/20/2039	157		29
6.53%, 11/20/2033 - 07/20/2037 *	657		110
6.56%, 08/20/2037 *	490		82
6.59%, 04/16/2037 *	155		29
6.68%, 03/20/2038 *	176		31
6.73%, 10/20/2032 *	442		44
7.73%, 04/16/2032 *	199		53
Ginnie Mae, PO
02/17/2033 - 01/20/2038	858		822
NCUA Guaranteed Notes
2.90%, 10/29/2020	300		323

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Residual Funding Corp., Principal STRIPS 
1.65%, 10/15/2019	$500	$454
1.85%, 07/15/2020	2,450	2,163
2.05%, 10/15/2020	920	805
Tennessee Valley Authority
4.63%, 09/15/2060	22	27
5.88%, 04/01/2036	50	70
Tennessee Valley Authority Generic STRIPS 
1.72%, 05/01/2019	200	179
Tennessee Valley Authority Principal STRIPS 
3.33%, 11/01/2025	250	169
3.82%, 01/15/2038	150	61
Total U.S. Government Agency Obligations (cost $147,906)		157,035

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
African Development Bank
8.80%, 09/01/2019	225	299
Corp. Andina de Fomento
5.20%, 05/21/2013	100	103
Israel Government AID Bond 
1.49%, 08/15/2018	500	463
1.63%, 03/15/2019	1,000	912
3.00%, 02/15/2025	500	351
Mexico Government International Bond
4.75%, 03/08/2044	60	67
Province of Ontario Canada
0.95%, 05/26/2015	250	253
1.65%, 09/27/2019 ^	173	174
2.70%, 06/16/2015 ^	100	106
United Mexican States
6.38%, 01/16/2013	75	76
7.50%, 04/08/2033 ^	300	457

Total Foreign Government Obligations (cost $2,992)		3,261

MORTGAGE-BACKED SECURITIES - 9.2%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	244	245
American General Mortgage Loan Trust
Series 2009-1, Class A4
5.75%, 09/25/2048 - 144A *	240	240
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A *	200	202
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A *	200	204
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A *	86	89
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A *	144	150
ASG Resecuritization Trust
Series 2009-1, Class A60
2.48%, 06/26/2037 - 144A *	187	185
Series 2009-2, Class A55
5.17%, 05/24/2036 - 144A *	84	83
Series 2009-3, Class A65
2.61%, 03/26/2037 - 144A *	229	226
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	218	225

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
ASG Resecuritization Trust (continued)
Series 2010-3, Class 2A22
0.42%, 10/28/2036 - 144A *	$80	$79
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	274	279
Series 2003-7, Class 2A4
5.00%, 09/25/2018	40	41
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.36%, 09/10/2047 *	108	112
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.65%, 03/20/2035 *	353	348
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	231	242
Series 2010-R11A, Class 1A6
5.36%, 08/26/2035 - 144A *	142	150
Banc of America Funding Corp., PO
Series 2004-1
03/25/2034	70	54
Series 2005-7, Class 30
11/25/2035	98	76
Series 2005-8, Class 30
01/25/2036	34	26
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50	53
Series 2006-3, Class A4
5.89%, 07/10/2044 *	155	178
Series 2006-5, Class A4
5.41%, 09/10/2047	75	85
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
3.12%, 11/25/2033 *	285	283
Series 2004-3, Class 1A26
5.50%, 04/25/2034	400	410
Series 2004-6, Class 1A3
5.50%, 05/25/2034	230	240
BCAP LLC Trust
Series 2010-RR7, Class 2A1
2.78%, 07/26/2045 - 144A *	220	208
Series 2011-RR10, Class 2A1
3.28%, 09/26/2037 - 144A *	443	395
Series 2012-RR2, Class 1A1
0.39%, 08/26/2036 - 144A *	418	399
Series 2012-RR3, Class 2A5
4.93%, 05/26/2037 - 144A	444	438
Series 2012-RR4, Class 8A3
0.45%, 06/26/2047 - 144A *	500	457
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
2.37%, 02/25/2036 *	237	225
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	166	173
Series 2007-A1, Class 1A3
2.97%, 02/25/2037 *	347	346
Series 2007-A2, Class 2A1
2.92%, 07/25/2037 *	153	160

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	$141	$144
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	1,011	1,052
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	1,097	1,140
Series 2011-3, Class 1A1
0.30%, 02/25/2047 - 144A *	75	75
Series 2011-10, Class 4A1
0.43%, 02/25/2046 - 144A *	132	125
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034 - 144A	4,000	4,001
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	411	406
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	103	105
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	457	425
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	184	157
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.53%, 07/25/2035 *	803	91
Series 2005-22T1, Class A2
4.85%, 06/25/2035 *	1,439	225
Series 2005-J1, Class 1A4
4.88%, 02/25/2035 *	767	104
Countrywide Alternative Loan Trust, PO
Series 2003-J1
10/25/2033	54	50
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	316	327
Series 2004-3, Class A4
5.75%, 04/25/2034	190	196
Series 2004-7, Class 2A1
2.98%, 06/25/2034 *	67	67
Series 2004-8, Class 2A1
4.50%, 06/25/2019	80	82
Series 2004-HYB1, Class 2A
2.87%, 05/20/2034 *	59	58
Series 2005-22, Class 2A1
2.78%, 11/25/2035 *	369	297
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	131	132
Series 2003-27, Class 5A4
5.25%, 11/25/2033	156	162
Series 2004-5, Class 3A1
5.25%, 08/25/2019	68	70
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.86%, 03/15/2039 *	150	168
Series 2010-12R, Class 14A1
2.94%, 09/26/2046 - 144A *	86	86
Series 2011-1R, Class A1
1.22%, 02/27/2047 - 144A *	355	350

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2011-6R, Class 3A1
2.96%, 07/28/2036 - 144A *	$121	$114
Series 2011-7R, Class A1
1.47%, 08/28/2047 - 144A *	290	285
Series 2011-9R, Class A1
2.22%, 03/27/2046 - 144A *	439	435
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A *	268	269
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	75	84
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	114	114
Deutsche Mortgage Securities, Inc.
Series 2010-RS2, Class A1
1.48%, 06/28/2047 - 144A *	77	76
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
2.62%, 02/25/2035 *	6	6
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	229	238
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	69	73
Series 2004-J5, Class A7
6.50%, 01/25/2035	101	104
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.57%, 03/25/2035 - 144A *	316	262
Series 2005-RP3, Class 1AF
0.57%, 09/25/2035 - 144A *	187	151
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	332	349
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	252	264
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	333	338
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	249	235
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	472	487
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.57%, 05/25/2036 *	219	217
Series 2006-2, Class 2A1
0.57%, 08/25/2036 *	97	98
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
1.00%, 08/25/2035 *	1,388	7
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-PM1A, Class A4
5.33%, 08/12/2040 *	372	381
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	131	149

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.73%, 05/15/2045 *	$5,352	$91
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3
2.77%, 11/25/2033 *	158	159
LVII Resecuritization Trust
Series 2009-2, Class A5
3.00%, 09/27/2037 - 144A *	107	106
Series 2009-2, Class M3
5.41%, 09/27/2037 - 144A *	300	311
MASTR Adjustable Rate Mortgages Trust
Series 2004-3, Class 4A2
2.61%, 04/25/2034 *	51	51
Series 2004-13, Class 2A1
2.63%, 04/21/2034 *	209	210
Series 2004-13, Class 3A7
2.62%, 11/21/2034 *	100	102
MASTR Alternative Loans Trust
Series 2004-5, Class 5A1
4.75%, 06/25/2019	94	95
Series 2004-10, Class 1A1
4.50%, 09/25/2019	103	106
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	237	246
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	198	155
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 *	156	157
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.52%, 12/25/2034 *	238	245
Morgan Stanley Capital I, Inc.
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	125	133
Series 2011-C3, Class A3
4.05%, 07/15/2049	100	113
Morgan Stanley Re-REMIC Trust
0.25%, 07/27/2049	150	108
2.00%, 07/27/2049	706	712
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	300	307
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	120	120
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	157	159
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
07/17/2056 - 144A	350	309
MortgageIT Trust
Series 2005-1, Class 1A1
0.54%, 02/25/2035 *	79	73
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	14	14
Series 2003-A1, Class A5
7.00%, 04/25/2033	19	20

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	$429	$88
RALI Trust
Series 2002-QS16, Class A3
16.17%, 10/25/2017 *	23	25
Series 2003-QS3, Class A2
16.02%, 02/25/2018 *	23	26
Series 2003-QS19, Class A1
5.75%, 10/25/2033	156	162
Series 2004-QS3, Class CB
5.00%, 03/25/2019	177	184
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A *	204	204
RFMSI Trust, PO
Series 2004-S6, Class 2A6
06/25/2034	46	43
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.98%, 04/20/2033 *	189	188
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A *	235	242
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A *	300	317
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A *	201	203
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A *	250	247
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A *	467	470
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A *	300	290
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.88%, 10/19/2034 *	103	98
Series 2005-AR5, Class A3
0.47%, 07/19/2035 *	390	378
Structured Asset Securities Corp.
Series 2003-29, Class 1A1
4.75%, 09/25/2018	257	264
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	167	169
Series 2005-6, Class 4A1
5.00%, 05/25/2035	39	38
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.59%, 08/15/2039 *	50	53
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	231	249
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	130	141
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.99%, 05/10/2063 - 144A *	1,093	117

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	$752	$893
Vericrest Opportunity Loan Transferee
Series 2011-NL2A, Class A1
5.68%, 06/25/2051 - 144A *	9	9
Series 2011-NL2A, Class A2
9.32%, 06/25/2051 - 144A *	150	151
Series 2011-NL3A, Class A1
5.19%, 09/25/2051 - 144A *	60	60
Series 2011-NL3A, Class A2
9.32%, 09/25/2051 - 144A *	112	112
Series 2012-NL1A, Class A1
4.21%, 03/25/2049 - 144A *	45	45
Series 2012-NL2A, Class A1
2.49%, 02/26/2052 - 144A	203	203
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4
5.47%, 12/15/2044 *	300	338
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.08%, 03/15/2045 - 144A *	14,352	61
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.44%, 06/25/2033 *	111	114
Series 2003-AR11, Class A6
2.47%, 10/25/2033 *	329	335
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	167	174
Series 2003-S9, Class A8
5.25%, 10/25/2033	249	261
Series 2003-S11, Class 2A5
16.46%, 11/25/2033 *	10	10
Series 2004-AR3, Class A2
2.58%, 06/25/2034 *	58	59
Series 2005-4, Class CB7
5.50%, 06/25/2035	351	333
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.83%, 04/25/2035 *	1,238	221
Series 2005-3, Class CX
5.50%, 05/25/2035	401	109
WaMu Mortgage Pass-Through Certificates, PO
Series 2003-MS7, Class P
03/25/2033	31	30
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 1A10
4.75%, 10/25/2018	151	156
Series 2003-G, Class A1
4.10%, 06/25/2033 *	305	309
Series 2003-K, Class 1A1
4.45%, 11/25/2033 *	56	57
Series 2004-7, Class 2A2
5.00%, 07/25/2019	55	57
Series 2004-BB, Class A4
2.62%, 01/25/2035 *	94	95

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2004-EE, Class 3A1
3.00%, 12/25/2034 *	$64	$66
Series 2004-I, Class 1A1
2.74%, 07/25/2034 *	264	266
Series 2004-P, Class 2A1
2.62%, 09/25/2034 *	362	366
Series 2004-V, Class 1A1
2.65%, 10/25/2034 *	117	119
Series 2005-AR8, Class 2A1
2.71%, 06/25/2035 *	85	86
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A *	130	130
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	509	508

Total Mortgage-Backed Securities (cost $34,793)		36,168

ASSET-BACKED SECURITIES - 5.1%
Academic Loan Funding Trust
Series 2012-1A, Class A1
1.02%, 12/27/2022 - 144A *	218	219
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043 - 144A	250	251
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	604	605
Series SART-2, Class A1
3.27%, 09/15/2043 - 144A	240	243
Series SART-2, Class B1
6.90%, 09/15/2043 - 144A	100	100
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016	106	107
Series 2012-3, Class A3
0.85%, 08/15/2016	69	70
Series 2012-4, Class A2
0.48%, 05/15/2015	259	259
American Credit Acceptance Receivables Trust
Series 2012-1, Class A1
1.96%, 01/15/2014 - 144A	15	15
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	80	80
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	373	374
AmeriCredit Automobile Receivables Trust
Series 2010-3, Class A3
1.14%, 04/08/2015	80	80
Series 2011-3, Class A2
0.84%, 11/10/2014	60	60
Series 2011-4, Class A2
0.92%, 03/09/2015	61	61
Series 2011-4, Class A3
1.17%, 05/09/2016	283	285
Series 2011-5, Class A3
1.55%, 07/08/2016	159	162
Series 2012-1, Class A2
0.91%, 10/08/2015	93	93

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2012-2, Class A3
1.05%, 10/11/2016	$49	$49
Series 2012-3, Class A2
0.71%, 12/08/2015	180	180
Series 2012-3, Class A3
0.96%, 01/09/2017	100	101
Series 2012-4, Class A2
0.49%, 04/08/2016	109	109
Bank of America Auto Trust
Series 2010-2, Class A4
1.94%, 06/15/2017	125	127
Series 2012-1, Class A3
0.78%, 06/15/2016	118	119
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	93	93
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	164	164
CarMax Auto Owner Trust
Series 2011-1, Class A3
1.29%, 09/15/2015	108	108
Series 2011-1, Class A4
2.16%, 09/15/2016	130	134
Series 2011-3, Class A3
1.07%, 06/15/2016	270	272
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034 *	124	120
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	37	37
Citigroup Mortgage Loan Trust, Inc.
Series 2011-5, Class 1A1
0.41%, 02/25/2046 - 144A *	101	94
CNH Equipment Trust
Series 2012-A, Class A2
0.65%, 07/15/2015	101	101
Series 2012-A, Class A3
0.94%, 05/15/2017	99	100
Series 2012-C, Class A2
0.44%, 02/16/2016	475	475
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	120	126
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	71	71
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	395	397
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	250	250
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	272	272
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB1, Class AF2
4.30%, 01/25/2036 *	29	18

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust
Series 2012-2A, Class A
0.91%, 11/16/2015 - 144A	$125	$126
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	260	260
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	200	200
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 09/15/2013	71	71
Ford Credit Auto Owner Trust
Series 2009-B, Class A4
4.50%, 07/15/2014	91	92
Series 2011-B, Class A2
0.68%, 01/15/2014	19	19
Series 2012-A, Class A3
0.84%, 08/15/2016	246	248
Series 2012-B, Class A3
0.72%, 12/15/2016	100	100
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1
7.21%, 10/25/2047 - 144A *	210	211
GE Equipment Midticket LLC
Series 2012-1, Class A2
0.47%, 01/22/2015	350	350
Series 2012-1, Class A3
0.60%, 05/23/2016	400	400
Series 2012-1, Class A4
0.78%, 09/22/2020	150	150
Honda Auto Receivables Owner Trust
Series 2011-1, Class A4
1.80%, 04/17/2017	75	76
Series 2012-2, Class A3
0.70%, 02/16/2016	83	84
Huntington Auto Trust
Series 2011-1A, Class A2
0.76%, 04/15/2014 - 144A	126	126
Series 2011-1A, Class A3
1.01%, 01/15/2016 - 144A	200	201
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	200	203
Series 2012-1, Class A3
0.81%, 09/15/2016	100	101
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	37	37
Series 2010-B, Class A4
1.63%, 03/15/2017	65	66
Series 2012-B, Class A2
0.54%, 01/15/2015	203	203
Series 2012-B, Class A3
0.62%, 09/15/2016	119	120
John Deere Owner Trust
Series 2011-A, Class A3
1.29%, 01/15/2016	40	40
Series 2012-B, Class A2
0.43%, 02/17/2015	183	183

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust (continued)
Series 2012-B, Class A4
0.69%, 01/15/2019	$182	$182
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 - 144A	65	65
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.57%, 07/25/2034 - 144A *	113	111
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.47%, 03/25/2032 *	250	232
Mercedes-Benz Auto Receivables Trust
Series 2012-1, Class A2
0.37%, 03/16/2015	103	103
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	300	304
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	33	33
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	55	55
Series 2010-A, Class A4
1.31%, 09/15/2016	60	61
Series 2012-A, Class A3
0.73%, 05/16/2016	78	78
Park Place Securities, Inc.
Series 2004-MCW1, Class M1
0.84%, 10/25/2034 *	311	304
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A *	72	72
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A *	235	235
RAMP Trust
Series 2004-RS11, Class M1
0.84%, 11/25/2034 *	353	345
Series 2006-RZ1, Class A3
0.52%, 03/25/2036 *	300	264
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A	105	105
RFA
5.75%, 09/05/2018	1,000	1,000
Series 2012-1, Class A1
6.25%, 07/05/2018	875	875
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A	364	364
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100	103
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	20	20
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	191	192
Series 2012-1, Class A2
1.25%, 04/15/2015	189	190

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-1, Class A3
1.49%, 10/15/2015	$41	$41
Series 2012-2, Class A2
0.91%, 05/15/2015	87	87
Series 2012-2, Class A3
1.22%, 12/15/2015	53	53
Series 2012-3, Class A3
1.08%, 04/15/2016	33	33
Series 2012-5, Class A2
0.57%, 12/15/2015	95	95
Series 2012-5, Class A3
0.83%, 12/15/2016	60	60
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 *	67	67
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	93	94
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	651	651
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.49%, 06/25/2035 *	76	75
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	70	71
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.62%, 10/15/2015 - 144A *	321	326
United Auto Credit Securitization Trust
Series 2012-1, Class A2
1.10%, 03/16/2015 - 144A	130	130
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 06/17/2013	98	99
Series 2012-1, Class A2
0.38%, 06/15/2015	51	51
Volkswagen Auto Lease Trust
Series 2012-A, Class A2
0.66%, 11/20/2014	276	277
Series 2012-A, Class A3
0.87%, 07/20/2015	165	166
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	298	300
VOLT LLC
Series 2012-1A, Class A1
4.95%, 04/25/2017 - 144A *	469	470
Series 2012-RP2A, Class A1
4.70%, 06/26/2017 - 144A	279	281
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	353	357
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	400	402
World Omni Auto Receivables Trust
Series 2012-A, Class A2
0.52%, 06/15/2015	154	154

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust (continued)
Series 2012-A, Class A3
0.64%, 02/15/2017	$102	$103
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2
0.71%, 01/15/2015	81	81
Series 2012-A, Class A3
0.93%, 11/16/2015	45	45

Total Asset-Backed Securities (cost $19,983)		20,110

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Ohio State University
4.80%, 06/01/2111	130	149
Port Authority of New York & New Jersey
4.46%, 10/01/2062	280	282
5.65%, 11/01/2040	100	126
State of Illinois
5.10%, 06/01/2033	200	194

Total Municipal Government Obligations (cost $709)		751

CORPORATE DEBT SECURITIES - 15.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	30	36
BAE Systems PLC
5.80%, 10/11/2041 - 144A	92	108
Lockheed Martin Corp.
5.72%, 06/01/2040	51	62
United Technologies Corp.
1.80%, 06/01/2017	27	28
3.10%, 06/01/2022	64	68
4.50%, 06/01/2042	86	96
Air Freight & Logistics - 0.0% ¥
United Parcel Service of America, Inc.
8.38%, 04/01/2020 ^	35	49
8.38%, 04/01/2030 *	55	84
United Parcel Service, Inc.
2.45%, 10/01/2022 ^	29	29
Airlines - 0.1%
American Airlines Pass-Through Trust
Series 2011-2, Class A
8.63%, 04/15/2023	68	73
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022	46	51
Series 2012-2, Class A
4.00%, 10/29/2024	32	33
Delta Air Lines, Inc., Pass-Through Trust
Series 2011-1, Class A
5.30%, 04/15/2019	24	26
Series 2012-1, Class A
4.75%, 05/07/2020	107	112
Auto Components - 0.0% ¥
Johnson Controls, Inc.
3.75%, 12/01/2021 ^	66	70
5.25%, 12/01/2041	100	112

	Principal (000’s)	Value (000’s)
Automobiles - 0.1%
Daimler Finance North America LLC
1.65%, 04/10/2015 - 144A	$150	$152
2.63%, 09/15/2016 - 144A	150	156
2.95%, 01/11/2017 - 144A	150	159
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	165	224
Coca-Cola Co.
3.63%, 03/15/2014	50	52
4.88%, 03/15/2019 ^	65	77
Diageo Capital PLC
1.50%, 05/11/2017	38	39
4.83%, 07/15/2020	25	29
Diageo Finance BV
5.50%, 04/01/2013	75	77
Diageo Investment Corp.
8.00%, 09/15/2022	100	143
FBG Finance, Ltd.
5.13%, 06/15/2015 - 144A	75	83
PepsiCo, Inc.
0.80%, 08/25/2014	10	10
1.25%, 08/13/2017	250	253
3.00%, 08/25/2021	20	21
7.90%, 11/01/2018	5	7
Biotechnology - 0.2%
Amgen, Inc.
3.88%, 11/15/2021	100	107
4.50%, 03/15/2020 ^	12	13
5.15%, 11/15/2041	200	224
5.65%, 06/15/2042	25	30
5.70%, 02/01/2019	50	59
5.75%, 03/15/2040	41	48
Celgene Corp.
3.25%, 08/15/2022	147	148
Capital Markets - 1.3%
Bank of New York Mellon Corp.
1.20%, 02/20/2015	45	46
2.40%, 01/17/2017 ^	149	157
2.95%, 06/18/2015 ^	60	64
3.55%, 09/23/2021	90	98
4.60%, 01/15/2020 ^	30	34
5.13%, 08/27/2013	35	37
BlackRock, Inc.
3.38%, 06/01/2022	120	127
6.25%, 09/15/2017 ^	100	122
Charles Schwab Corp.
3.23%, 09/01/2022 - 144A	20	20
Credit Suisse USA, Inc.
4.88%, 01/15/2015 ^	300	325
5.13%, 08/15/2015	125	138
Deutsche Bank AG
3.25%, 01/11/2016 ^	100	106
6.00%, 09/01/2017 ^	100	119
Goldman Sachs Group, Inc.
3.30%, 05/03/2015	50	52
3.63%, 02/07/2016 ^	20	21
3.70%, 08/01/2015	20	21
5.15%, 01/15/2014	50	53
5.25%, 07/27/2021	53	58

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
5.38%, 03/15/2020	$125	$139
5.75%, 01/24/2022	120	138
5.95%, 01/18/2018	70	81
6.00%, 06/15/2020	188	217
6.15%, 04/01/2018	150	175
6.25%, 09/01/2017	175	205
7.50%, 02/15/2019	460	571
Jefferies Group, Inc.
6.45%, 06/08/2027	75	77
8.50%, 07/15/2019 ^	180	207
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	100	107
6.25%, 01/14/2021 - 144A	100	108
7.30%, 08/01/2014 - 144A	75	81
7.63%, 08/13/2019 - 144A	75	87
Morgan Stanley
5.30%, 03/01/2013	250	254
5.50%, 07/24/2020	138	149
5.50%, 07/28/2021 ^	25	27
5.63%, 09/23/2019	200	218
5.75%, 01/25/2021	100	110
7.30%, 05/13/2019	200	236
Nomura Holdings, Inc.
5.00%, 03/04/2015 ^	75	79
Northern Trust Corp.
5.50%, 08/15/2013	23	24
UBS AG
5.75%, 04/25/2018	200	236
Chemicals - 0.3%
Dow Chemical Co.
4.13%, 11/15/2021 ^	61	66
4.25%, 11/15/2020	38	42
5.25%, 11/15/2041	45	51
7.60%, 05/15/2014	50	55
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016 ^	58	60
4.90%, 01/15/2041	25	30
6.00%, 07/15/2018	150	189
Mosaic Co.
3.75%, 11/15/2021	31	33
4.88%, 11/15/2041	8	9
Potash Corp. of Saskatchewan, Inc.
4.88%, 03/01/2013	40	41
PPG Industries, Inc.
5.75%, 03/15/2013	35	36
6.65%, 03/15/2018	120	148
Praxair, Inc.
4.38%, 03/31/2014	75	79
Union Carbide Corp.
7.50%, 06/01/2025 ^	175	212
Commercial Banks - 2.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A ^	250	262
4.88%, 01/12/2021 - 144A	100	115
Bank of Montreal
1.40%, 09/11/2017	271	272
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A ^	100	103

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Bank of Nova Scotia (continued)
2.55%, 01/12/2017 ^	$300	$317
Barclays Bank PLC
2.25%, 05/10/2017 - 144A	200	206
2.75%, 02/23/2015 ^	310	320
BB&T Corp.
1.60%, 08/15/2017	131	133
3.38%, 09/25/2013	45	46
3.95%, 04/29/2016	50	55
4.90%, 06/30/2017	30	34
5.70%, 04/30/2014	50	54
6.85%, 04/30/2019	75	96
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	87	87
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A	250	260
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 01/19/2017	34	36
3.88%, 02/08/2022	118	125
4.50%, 01/11/2021	150	168
DNB Boligkreditt AS
2.10%, 10/14/2015 - 144A ^	200	207
HSBC Bank PLC
1.63%, 07/07/2014 - 144A ^	200	201
4.75%, 01/19/2021 - 144A	225	258
HSBC Holdings PLC
4.00%, 03/30/2022	107	115
4.88%, 01/14/2022 ^	160	183
6.10%, 01/14/2042	150	197
HSBC USA, Inc.
2.38%, 02/13/2015	200	206
ING Bank NV
3.75%, 03/07/2017 - 144A	200	211
KeyCorp
6.50%, 05/14/2013 ^	50	52
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	250	257
2.75%, 09/28/2015 - 144A	200	208
3.75%, 03/02/2015 - 144A	100	106
Nordea Bank AB
3.13%, 03/20/2017 - 144A	350	366
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200	202
PNC Funding Corp.
3.30%, 03/08/2022	101	108
4.38%, 08/11/2020	67	76
5.13%, 02/08/2020	65	77
5.25%, 11/15/2015	25	28
5.63%, 02/01/2017	25	29
6.70%, 06/10/2019 ^	50	64
Rabobank Nederland NV
2.13%, 10/13/2015	52	54
Stadshypotek AB
1.45%, 09/30/2013 - 144A ^	314	317
1.88%, 10/02/2019 - 144A	250	250
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A	200	206

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
U.S. Bancorp
1.65%, 05/15/2017	$96	$98
2.88%, 11/20/2014 ^	42	44
3.00%, 03/15/2022	83	87
4.13%, 05/24/2021 ^	34	39
Wachovia Bank NA
6.00%, 11/15/2017	250	301
Wachovia Corp.
5.50%, 05/01/2013	295	304
5.75%, 02/01/2018	475	575
Wells Fargo & Co.
2.63%, 12/15/2016	274	290
3.50%, 03/08/2022	150	160
3.68%, 06/15/2016 *	100	109
4.60%, 04/01/2021	50	58
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A ^	250	262
Commercial Services & Supplies - 0.1%
ADT Corp.
3.50%, 07/15/2022 - 144A	61	64
4.88%, 07/15/2042 - 144A ^	46	50
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	20	20
2.75%, 03/15/2017 - 144A	48	49
4.50%, 08/16/2021 - 144A	36	39
5.63%, 03/15/2042 - 144A ^	35	37
Pitney Bowes, Inc.
4.88%, 08/15/2014	90	95
Republic Services, Inc.
3.55%, 06/01/2022	54	57
Waste Management, Inc.
7.38%, 03/11/2019	35	45
Communications Equipment - 0.0% ¥
Cisco Systems, Inc.
5.50%, 02/22/2016	50	58
5.90%, 02/15/2039	70	93
Computers & Peripherals - 0.2%
Dell, Inc.
4.63%, 04/01/2021	65	73
5.65%, 04/15/2018	40	47
7.10%, 04/15/2028 ^	25	31
Hewlett-Packard Co.
4.38%, 09/15/2021	39	40
4.75%, 06/02/2014	50	53
5.40%, 03/01/2017	50	56
6.00%, 09/15/2041	275	289
6.13%, 03/01/2014	100	106
Construction & Engineering - 0.0% ¥
ABB Finance USA, Inc.
1.63%, 05/08/2017	28	28
2.88%, 05/08/2022	29	30
4.38%, 05/08/2042	17	19
Fluor Corp.
3.38%, 09/15/2021 ^	70	75
Consumer Finance - 0.6%
American Express Co.
7.00%, 03/19/2018	50	63
American Express Credit Corp.
2.80%, 09/19/2016	111	118

	Principal (000’s)	Value (000’s)
Consumer Finance (continued)
American Express Credit Corp. (continued)
5.13%, 08/25/2014	$75	$81
American Express Credit Corp. - Series C
5.88%, 05/02/2013	70	72
Capital One Bank USA NA
8.80%, 07/15/2019	250	330
Capital One Financial Corp.
6.75%, 09/15/2017	110	135
7.38%, 05/23/2014	115	127
Caterpillar Financial Services Corp.
2.85%, 06/01/2022 ^	46	48
Caterpillar Financial Services Corp. - Series F
4.90%, 08/15/2013	100	104
6.20%, 09/30/2013	125	132
7.05%, 10/01/2018	125	163
HSBC Finance Corp.
5.25%, 01/15/2014 ^	100	104
John Deere Capital Corp.
1.20%, 10/10/2017	98	98
2.25%, 04/17/2019	40	42
2.80%, 01/27/2023 ^	73	75
3.15%, 10/15/2021	33	35
5.25%, 10/01/2012	75	75
PACCAR Financial Corp.
1.60%, 03/15/2017 ^	53	54
Springleaf Finance Corp.
5.38%, 10/01/2012	60	60
Toyota Motor Credit Corp.
1.00%, 02/17/2015	80	81
2.00%, 09/15/2016	225	234
2.05%, 01/12/2017	100	104
3.20%, 06/17/2015	58	62
Diversified Financial Services - 2.6%
Allstate Life Global Funding Trust
5.38%, 04/30/2013	70	72
American Honda Finance Corp.
2.60%, 09/20/2016 - 144A ^	205	216
Aon Corp.
3.50%, 09/30/2015	23	24
6.25%, 09/30/2040	18	23
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	600	603
Bank of America Corp.
5.00%, 05/13/2021	340	374
5.63%, 07/01/2020	170	194
5.75%, 12/01/2017	65	75
5.88%, 01/05/2021	70	81
7.63%, 06/01/2019	50	62
Bank of America Corp. - Series L
7.38%, 05/15/2014	100	109
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	20	23
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	170	189
6.25%, 08/15/2042 - 144A	82	87
Citigroup, Inc.
2.25%, 08/07/2015	300	305
4.45%, 01/10/2017	425	467
4.50%, 01/14/2022	65	71

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Citigroup, Inc. (continued)
4.59%, 12/15/2015	$66	$72
4.75%, 05/19/2015 ^	70	75
5.00%, 09/15/2014	400	422
5.38%, 08/09/2020	61	71
5.88%, 01/30/2042 ^	45	54
6.00%, 08/15/2017	300	349
6.01%, 01/15/2015	50	55
6.50%, 08/19/2013	50	52
8.13%, 07/15/2039	50	74
8.50%, 05/22/2019	150	198
CME Group, Inc.
3.00%, 09/15/2022	125	126
5.40%, 08/01/2013	140	146
5.75%, 02/15/2014	110	118
Conoco Funding Co.
7.25%, 10/15/2031	50	75
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100	119
Countrywide Financial Corp.
6.25%, 05/15/2016 ^	75	82
ERAC USA Finance LLC
6.70%, 06/01/2034 - 144A	82	98
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	200	204
3.98%, 06/15/2016	200	211
General Electric Capital Corp.
1.63%, 07/02/2015	250	254
2.25%, 11/09/2015	225	233
2.30%, 04/27/2017	75	77
3.15%, 09/07/2022 ^	300	301
4.38%, 09/16/2020	50	55
4.63%, 01/07/2021 ^	190	212
4.65%, 10/17/2021	200	224
5.30%, 02/11/2021	25	29
5.63%, 05/01/2018	625	738
5.90%, 05/13/2014	150	162
6.75%, 03/15/2032	210	269
Macquarie Bank, Ltd.
5.00%, 02/22/2017 - 144A	313	334
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A ^	200	205
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014	235	251
6.15%, 04/25/2013	170	175
6.88%, 04/25/2018	60	72
Merrill Lynch & Co., Inc. - Series C
6.40%, 08/28/2017	395	460
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/2014 ^	75	80
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100	109
Textron Financial Corp.
5.40%, 04/28/2013 ^	40	41
Diversified Telecommunication Services - 0.9%
AT&T Corp.
8.00%, 11/15/2031	4	6

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services (continued)
AT&T, Inc.
4.45%, 05/15/2021	$50	$59
5.10%, 09/15/2014	45	49
5.35%, 09/01/2040	113	136
5.50%, 02/01/2018	75	91
5.60%, 05/15/2018	75	92
BellSouth Capital Funding Corp.
7.12%, 07/15/2097	100	127
BellSouth Corp.
5.20%, 09/15/2014	5	5
6.88%, 10/15/2031	50	62
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	27	29
6.38%, 06/01/2028	100	119
British Telecommunications PLC
9.63%, 12/15/2030	150	244
Centel Capital Corp.
9.00%, 10/15/2019	40	49
CenturyLink, Inc.
6.45%, 06/15/2021	90	102
7.60%, 09/15/2039	60	63
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150	153
4.88%, 07/08/2014	75	80
8.75%, 06/15/2030	75	113
France Telecom SA
2.75%, 09/14/2016 ^	70	73
8.50%, 03/01/2031	125	188
GTE Corp.
6.84%, 04/15/2018	200	253
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	102	108
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	27	27
Qwest Corp.
6.75%, 12/01/2021	148	178
Telecom Italia Capital SA
4.95%, 09/30/2014	100	103
5.25%, 11/15/2013	60	62
Telefonica Emisiones SAU
5.86%, 02/04/2013	100	101
5.88%, 07/15/2019 ^	40	40
Verizon Communications, Inc.
6.40%, 02/15/2038	100	135
Verizon Global Funding Corp.
5.85%, 09/15/2035	25	32
7.75%, 12/01/2030 ^	100	149
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	400	532
Electric Utilities - 1.1%
Alabama Power Co.
6.13%, 05/15/2038	11	15
Appalachian Power Co.
6.70%, 08/15/2037	50	66
Arizona Public Service Co.
4.50%, 04/01/2042	28	30
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95	96
Carolina Power & Light Co.
2.80%, 05/15/2022	48	50

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Carolina Power & Light Co. (continued)
3.00%, 09/15/2021	$55	$58
4.10%, 05/15/2042	32	33
5.30%, 01/15/2019 ^	70	85
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50	63
Consumers Energy Co.
2.85%, 05/15/2022	20	21
5.65%, 04/15/2020	20	25
Detroit Edison Co.
2.65%, 06/15/2022	20	21
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21	22
6.00%, 01/15/2038	48	63
Duke Energy Corp.
5.63%, 11/30/2012	100	101
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	100	111
6.35%, 08/15/2038	80	109
Florida Power & Light Co.
5.95%, 10/01/2033 ^	250	337
5.95%, 02/01/2038	50	68
Florida Power Corp.
4.80%, 03/01/2013	50	51
Hydro-Quebec
9.40%, 02/01/2021	250	373
Indiana Michigan Power Co.
7.00%, 03/15/2019	30	37
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	15	19
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	69	78
Kansas City Power & Light Co.
5.30%, 10/01/2041	100	116
Nevada Power Co.
5.38%, 09/15/2040	12	15
5.45%, 05/15/2041 ^	50	62
6.50%, 08/01/2018	50	64
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29	29
6.00%, 03/01/2019	25	30
7.88%, 12/15/2015	30	36
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	40	45
NiSource Finance Corp.
5.80%, 02/01/2042 ^	118	140
Ohio Power Co.
5.75%, 09/01/2013	100	105
Ohio Power Co. - Series G
6.05%, 05/01/2018	30	36
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	65	80
7.00%, 09/01/2022	50	63
Pacific Gas & Electric Co.
2.45%, 08/15/2022 ^	68	68
4.45%, 04/15/2042	17	19
4.50%, 12/15/2041	96	106
PacifiCorp
3.85%, 06/15/2021	100	113
5.65%, 07/15/2018	25	31

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
PECO Energy Co.
2.38%, 09/15/2022 ^	$100	$101
5.35%, 03/01/2018	50	60
PPL Energy Supply LLC
4.60%, 12/15/2021	130	140
Progress Energy, Inc.
3.15%, 04/01/2022	54	55
Public Service Co., of Colorado
2.25%, 09/15/2022 ^	63	63
5.80%, 08/01/2018	20	24
6.50%, 08/01/2038	45	65
Public Service Co., of Oklahoma
4.40%, 02/01/2021 ^	30	34
Public Service Electric & Gas Co.
5.30%, 05/01/2018	30	36
5.38%, 11/01/2039	14	18
6.33%, 11/01/2013	60	64
Southern California Edison Co.
3.90%, 12/01/2041 ^	30	31
4.15%, 09/15/2014	25	27
5.50%, 08/15/2018 ^	65	80
6.05%, 03/15/2039	60	82
Southern Co.
1.95%, 09/01/2016	13	13
4.15%, 05/15/2014	85	90
Virginia Electric and Power Co.
2.95%, 01/15/2022	27	29
5.40%, 04/30/2018	100	121
Wisconsin Electric Power Co.
2.95%, 09/15/2021 ^	2	2
6.00%, 04/01/2014	35	38
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015	120	125
7.50%, 01/15/2027	100	121
Energy Equipment & Services - 0.3%
Cameron International Corp.
1.60%, 04/30/2015	26	26
Halliburton Co.
7.45%, 09/15/2039	100	153
7.60%, 08/15/2096 - 144A	50	78
Noble Holding International, Ltd.
3.95%, 03/15/2022	11	12
5.25%, 03/15/2042	9	10
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	41	44
Spectra Energy Capital LLC
5.50%, 03/01/2014 ^	125	132
8.00%, 10/01/2019	50	65
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020 ^	100	112
4.00%, 06/15/2013	50	51
7.13%, 01/15/2019	70	90
Transocean, Inc.
3.80%, 10/15/2022 ^	49	49
6.38%, 12/15/2021	26	31
6.50%, 11/15/2020	75	90
7.35%, 12/15/2041	20	26
7.50%, 04/15/2031	25	31

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Energy Equipment & Services (continued)
Weatherford International, Ltd.
9.88%, 03/01/2039	$100	$145
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
5.75%, 05/15/2041	40	50
6.13%, 09/15/2039	20	26
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	68	80
Kroger Co.
2.20%, 01/15/2017	33	34
5.00%, 04/15/2042 ^	130	136
5.40%, 07/15/2040	12	13
6.15%, 01/15/2020	50	61
6.40%, 08/15/2017	55	67
7.50%, 04/01/2031	150	197
Walgreen Co.
3.10%, 09/15/2022	117	119
Food Products - 0.3%
Bunge NA Finance, LP
5.90%, 04/01/2017	16	18
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	35	36
8.50%, 06/15/2019	55	70
Cargill, Inc.
3.30%, 03/01/2022 - 144A	70	72
6.00%, 11/27/2017 - 144A	100	122
ConAgra Foods, Inc.
2.10%, 03/15/2018	29	29
Kellogg Co.
1.75%, 05/17/2017	38	39
3.13%, 05/17/2022	57	60
4.25%, 03/06/2013	80	81
Kraft Foods Group, Inc.
3.50%, 06/06/2022 - 144A	64	68
5.00%, 06/04/2042 - 144A	59	66
6.13%, 08/23/2018 - 144A	73	89
6.50%, 02/09/2040 - 144A	75	100
6.88%, 01/26/2039 - 144A	247	338
Kraft Foods, Inc.
6.13%, 02/01/2018	27	33
6.50%, 08/11/2017	50	61
Gas Utilities - 0.2%
AGL Capital Corp.
3.50%, 09/15/2021	75	81
5.88%, 03/15/2041	146	191
6.38%, 07/15/2016	100	116
Atmos Energy Corp.
8.50%, 03/15/2019	35	47
Boston Gas Co.
4.49%, 02/15/2042 - 144A ^	26	29
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100	127
Southern California Gas Co.
4.80%, 10/01/2012	100	100
Health Care Equipment & Supplies - 0.0% ¥
Baxter International, Inc.
4.00%, 03/01/2014	25	26
Health Care Providers & Services - 0.1%
Aetna, Inc.
4.50%, 05/15/2042 ^	26	26

	Principal (000’s)	Value (000’s)
Health Care Providers & Services (continued)
Aetna, Inc. (continued)
6.75%, 12/15/2037	$50	$67
UnitedHealth Group, Inc.
3.38%, 11/15/2021	94	101
WellPoint, Inc.
3.13%, 05/15/2022	62	62
3.30%, 01/15/2023	28	28
4.63%, 05/15/2042	50	50
4.65%, 01/15/2043	54	55
5.88%, 06/15/2017	13	15
7.00%, 02/15/2019	9	11
Household Durables - 0.0% ¥
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	33	36
Household Products - 0.0% ¥
Kimberly-Clark Corp.
2.40%, 03/01/2022	20	20
7.50%, 11/01/2018 ^	15	20
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co., LLC
4.00%, 10/01/2020	60	64
PSEG Power LLC
4.15%, 09/15/2021	33	36
5.13%, 04/15/2020	92	105
Industrial Conglomerates - 0.0% ¥
Koninklijke Philips Electronics NV
5.75%, 03/11/2018	14	17
7.20%, 06/01/2026	20	27
Insurance - 1.0%
Aflac, Inc.
2.65%, 02/15/2017	28	29
4.00%, 02/15/2022 ^	32	35
6.45%, 08/15/2040	17	21
8.50%, 05/15/2019	30	40
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	200	263
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015 ^	33	35
3.00%, 05/15/2022 ^	25	26
4.40%, 05/15/2042 ^	221	227
4.60%, 05/15/2013	100	103
5.40%, 05/15/2018 ^	50	60
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	202	216
3.75%, 08/15/2021 ^	134	147
CNA Financial Corp.
5.85%, 12/15/2014	50	54
5.88%, 08/15/2020	45	53
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	100	103
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 - 144A	43	45
Lincoln National Corp.
4.20%, 03/15/2022 ^	32	33
4.85%, 06/24/2021	12	13
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	26	30
MetLife Institutional Funding II
1.26%, 04/04/2014 - 144A *	100	101

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Insurance (continued)
MetLife of Connecticut Global Funding I
5.13%, 08/15/2014 - 144A	$100	$108
Metropolitan Life Global Funding I
1.70%, 06/29/2015 - 144A	107	109
2.50%, 09/29/2015 - 144A	325	337
3.65%, 06/14/2018 - 144A ^	125	138
3.88%, 04/11/2022 - 144A	200	218
5.13%, 04/10/2013 - 144A	100	102
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 - 144A	195	267
New York Life Global Funding
1.30%, 01/12/2015 - 144A ^	100	102
3.00%, 05/04/2015 - 144A	250	265
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	50	66
Pricoa Global Funding I
5.45%, 06/11/2014 - 144A	150	161
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150	204
Travelers Cos., Inc.
5.80%, 05/15/2018	50	62
Internet Software & Services - 0.0% ¥
eBay, Inc.
3.25%, 10/15/2020 ^	55	59
IT Services - 0.1%
HP Enterprise Services LLC - Series B
6.00%, 08/01/2013	50	52
International Business Machines Corp.
1.25%, 02/06/2017	100	102
6.22%, 08/01/2027	250	343
Machinery - 0.1%
Caterpillar, Inc.
2.60%, 06/26/2022	35	36
Deere & Co.
2.60%, 06/08/2022	74	76
3.90%, 06/09/2042	32	33
Eaton Corp.
7.63%, 04/01/2024	75	100
Illinois Tool Works, Inc.
3.90%, 09/01/2042	280	282
Ingersoll-Rand Co. Ltd.
6.39%, 11/15/2027	25	30
Parker Hannifin Corp.
5.50%, 05/15/2018	20	24
Media - 0.9%
CBS Corp.
5.75%, 04/15/2020 ^	17	20
7.88%, 09/01/2023 - 07/30/2030	95	125
8.88%, 05/15/2019	90	121
Comcast Corp.
6.45%, 03/15/2037	50	64
6.50%, 01/15/2017 - 11/15/2035	300	385
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	60	91
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	150	155
4.60%, 02/15/2021	125	138
5.00%, 03/01/2021	33	37

	Principal (000’s)	Value (000’s)
Media (continued)
Historic TW, Inc.
9.15%, 02/01/2023 ^	$500	$717
NBCUniversal Media LLC
4.38%, 04/01/2021	50	57
4.45%, 01/15/2043	170	169
News America, Inc.
6.65%, 11/15/2037	50	63
7.30%, 04/30/2028	50	62
8.88%, 04/26/2023 ^	80	108
9.50%, 07/15/2024	70	101
TCI Communications, Inc.
8.75%, 08/01/2015	100	121
Thomson Reuters Corp.
3.95%, 09/30/2021 ^	126	138
4.70%, 10/15/2019 ^	15	17
5.95%, 07/15/2013	35	36
Time Warner Cable, Inc.
5.50%, 09/01/2041	90	102
6.75%, 07/01/2018	60	75
7.30%, 07/01/2038	100	136
8.25%, 02/14/2014	50	55
8.75%, 02/14/2019	50	68
Time Warner Entertainment Co., LP
8.38%, 03/15/2023 - 07/15/2033	75	106
Viacom, Inc.
1.25%, 02/27/2015	22	22
3.13%, 06/15/2022	50	52
3.88%, 12/15/2021	72	78
4.50%, 03/01/2021 - 02/27/2042	55	60
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
1.63%, 02/24/2017	83	85
5.50%, 04/01/2014	50	54
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	134	136
Placer Dome, Inc.
6.45%, 10/15/2035	40	47
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	88	88
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	12	13
3.75%, 09/20/2021	80	85
8.95%, 05/01/2014	35	39
Multiline Retail - 0.1%
Kohl’s Corp.
4.00%, 11/01/2021 ^	30	33
6.25%, 12/15/2017	15	18
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	30	37
Nordstrom, Inc.
4.00%, 10/15/2021	35	39
Target Corp.
6.00%, 01/15/2018	100	124
Multi-Utilities - 0.2%
Delmarva Power & Light Co.
4.00%, 06/01/2042 ^	47	49
Dominion Resources, Inc.
5.25%, 08/01/2033	100	115
PG&E Corp.
5.75%, 04/01/2014	100	107

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Multi-Utilities (continued)
San Diego Gas & Electric Co.
3.95%, 11/15/2041	$44	$47
6.00%, 06/01/2026	50	69
Sempra Energy
2.88%, 10/01/2022	70	71
6.50%, 06/01/2016	50	60
8.90%, 11/15/2013	50	54
9.80%, 02/15/2019	50	71
Xcel Energy, Inc.
4.80%, 09/15/2041 ^	9	10
Office Electronics - 0.0% ¥
Xerox Corp.
2.95%, 03/15/2017	26	27
5.63%, 12/15/2019 ^	80	91
6.75%, 02/01/2017	50	59
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Finance Co. - Series B
7.50%, 05/01/2031	100	134
Anadarko Petroleum Corp.
5.75%, 06/15/2014	50	54
8.70%, 03/15/2019	80	107
Apache Corp.
3.25%, 04/15/2022	19	20
4.75%, 04/15/2043	57	65
BP Capital Markets PLC
1.85%, 05/05/2017	89	91
3.25%, 05/06/2022	96	102
4.74%, 03/11/2021	50	58
5.25%, 11/07/2013	150	158
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018 ^	25	30
6.45%, 06/30/2033	25	32
7.20%, 01/15/2032	20	27
Cenovus Energy, Inc.
3.00%, 08/15/2022	25	26
4.45%, 09/15/2042	58	60
ConocoPhillips
5.75%, 02/01/2019	75	93
Devon Energy Corp.
3.25%, 05/15/2022	64	67
4.75%, 05/15/2042	52	56
6.30%, 01/15/2019	30	37
EnCana Corp.
6.50%, 05/15/2019	40	49
6.50%, 08/15/2034 ^	40	48
ENI SpA
5.70%, 10/01/2040 - 144A	125	129
EOG Resources, Inc.
2.63%, 03/15/2023 ^	36	36
Kerr-McGee Corp.
7.88%, 09/15/2031	100	134
Occidental Petroleum Corp.
1.75%, 02/15/2017	28	29
Petro-Canada
6.05%, 05/15/2018	40	49
6.80%, 05/15/2038	50	68
Phillips 66
2.95%, 05/01/2017 - 144A	33	35
4.30%, 04/01/2022 - 144A	17	19

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
1.13%, 08/21/2017	$85	$85
6.38%, 12/15/2038	150	217
Statoil ASA
3.13%, 08/17/2017	33	36
3.15%, 01/23/2022	33	35
4.25%, 11/23/2041	27	30
Talisman Energy, Inc.
5.50%, 05/15/2042 ^	150	169
7.75%, 06/01/2019	60	76
Total Capital International SA
0.75%, 01/25/2016	23	23
1.50%, 02/17/2017 ^	55	56
1.55%, 06/28/2017	66	67
Total Capital SA
2.30%, 03/15/2016	100	105
4.13%, 01/28/2021	29	33
Pharmaceuticals - 0.1%
AstraZeneca PLC
5.40%, 06/01/2014	50	54
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014	50	53
Merck & Co., Inc.
2.40%, 09/15/2022	62	63
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	38	38
Real Estate Investment Trusts - 0.2%
CommonWealth REIT
6.25%, 08/15/2016 ^	150	164
ERP Operating, LP
4.63%, 12/15/2021	77	89
HCP, Inc.
3.75%, 02/01/2019	21	22
Simon Property Group, LP
2.15%, 09/15/2017	167	174
4.13%, 12/01/2021	67	74
5.63%, 08/15/2014	50	54
6.10%, 05/01/2016	60	69
6.75%, 05/15/2014	30	32
WEA Finance LLC
7.13%, 04/15/2018 - 144A	50	61
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A	105	104
6.75%, 09/02/2019 - 144A	93	113
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022	87	90
3.45%, 09/15/2021	22	24
3.60%, 09/01/2020 ^	25	27
4.38%, 09/01/2042 ^	88	93
5.65%, 05/01/2017	50	60
6.70%, 08/01/2028	50	63
CSX Corp.
4.25%, 06/01/2021 ^	22	25
5.50%, 04/15/2041	37	45
7.90%, 05/01/2017	60	76
Norfolk Southern Corp.
3.25%, 12/01/2021	55	58
3.95%, 10/01/2042	35	35

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Road & Rail (continued)
Norfolk Southern Corp. (continued)
6.00%, 03/15/2105 - 05/23/2111	$317	$384
Ryder System, Inc.
2.50%, 03/01/2017	48	49
3.60%, 03/01/2016	25	26
Union Pacific Corp.
2.95%, 01/15/2023	16	17
4.16%, 07/15/2022	7	8
4.30%, 06/15/2042	20	21
5.65%, 05/01/2017	41	48
Union Pacific Corp. - Series 2003-1
4.70%, 01/02/2024	79	86
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	86	93
Texas Instruments, Inc.
1.65%, 08/03/2019 ^	183	184
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	65	75
Microsoft Corp.
1.63%, 09/25/2015	60	62
Oracle Corp.
5.25%, 01/15/2016 ^	30	34
5.75%, 04/15/2018	100	125
6.13%, 07/08/2039 ^	82	113
6.50%, 04/15/2038	30	43
Specialty Retail - 0.1%
Gap, Inc.
5.95%, 04/12/2021	53	59
Home Depot, Inc.
5.40%, 03/01/2016 ^	85	98
Lowe’s Cos., Inc.
4.65%, 04/15/2042 ^	54	59
5.13%, 11/15/2041	33	38
Staples, Inc.
9.75%, 01/15/2014	45	50

	Principal (000’s)	Value (000’s)
Water Utilities - 0.0% ¥
American Water Capital Corp.
6.09%, 10/15/2017	$125	$149
Wireless Telecommunication Services - 0.0% ¥
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	30	31
Vodafone Group PLC
5.00%, 09/15/2015	115	129

Total Corporate Debt Securities (cost $56,281)		61,264

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	9,795,183	9,795
Total Securities Lending Collateral (cost $9,795)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $20,530 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 08/01/2026 - 12/01/2026, and with a total value of $20,941.	$20,530	20,530
Total Repurchase Agreement (cost $20,530)

Total Investment Securities (cost $375,558) P		399,296
Other Assets and Liabilities - Net		(8,032)

Net Assets		$391,264

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 09/28/2012.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,250, or 0.32% of the portfolio’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $9,594.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $375,558. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,325 and $587, respectively. Net unrealized appreciation for tax purposes is $23,738.
¿	Amount is less than 1.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $38,766, or 9.91% of the portfolio’s net assets.
IO	Interest Only
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Asset-Backed Securities	$—	$20,110	$—	$20,110
Corporate Debt Securities	—	61,264	—	61,264
Foreign Government Obligations	—	3,261	—	3,261
Mortgage-Backed Securities	—	36,168	—	36,168
Municipal Government Obligations	—	751	—	751
Repurchase Agreement	—	20,530	—	20,530
Securities Lending Collateral	9,795	—	—	9,795
U.S. Government Agency Obligations	—	157,035	—	157,035
U.S. Government Obligations	—	90,382	—	90,382

Total	$9,795	$389,501	$—	$399,296

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	22,892	$1,368
Northrop Grumman Corp. ^	3,378	224
United Technologies Corp.	34,807	2,725
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. - Class B	14,088	1,008
Airlines - 0.1%
Southwest Airlines Co.	25,890	227
Auto Components - 0.3%
Delphi Automotive PLC ‡	5,615	174
Johnson Controls, Inc.	14,162	388
Automobiles - 0.3%
General Motors Co. ‡	26,847	611
Beverages - 3.7%
Beam, Inc.	3,693	212
Coca-Cola Co.	95,794	3,633
Coca-Cola Enterprises, Inc.	16,075	503
Constellation Brands, Inc. - Class A ‡	3,797	123
Dr. Pepper Snapple Group, Inc. ^	9,699	432
PepsiCo, Inc.	26,239	1,857
Biotechnology - 2.0%
Biogen Idec, Inc. ‡	11,761	1,755
Celgene Corp. ‡	22,037	1,684
Vertex Pharmaceuticals, Inc. ‡	3,876	217
Building Products - 0.3%
Masco Corp. ^	30,756	463
Capital Markets - 2.0%
Ameriprise Financial, Inc.	9,456	536
Goldman Sachs Group, Inc.	7,465	849
Invesco, Ltd.	37,534	938
State Street Corp.	33,365	1,400
Chemicals - 2.2%
Air Products & Chemicals, Inc.	16,431	1,359
CF Industries Holdings, Inc.	1,711	380
Dow Chemical Co. ^	15,838	459
E.I. du Pont de Nemours & Co.	23,838	1,198
Georgia Gulf Corp. ^	5,047	183
LyondellBasell Industries NV - Class A	8,917	461
Commercial Banks - 3.1%
Comerica, Inc.	5,484	170
Huntington Bancshares, Inc. ^	28,188	194
KeyCorp	26,074	228
Regions Financial Corp.	19,231	139
SunTrust Banks, Inc.	20,785	588
Wells Fargo & Co.	125,186	4,323
Communications Equipment - 2.1%
Cisco Systems, Inc.	119,042	2,273
QUALCOMM, Inc.	23,556	1,472
Computers & Peripherals - 6.1%
Apple, Inc.	15,180	10,128
Hewlett-Packard Co.	35,084	598
NetApp, Inc. ‡	6,074	200
Construction & Engineering - 0.7%
Fluor Corp.	23,670	1,332
Consumer Finance - 1.3%
American Express Co.	16,592	943
Capital One Financial Corp.	26,315	1,501
Containers & Packaging - 0.1%
Crown Holdings, Inc. ‡	6,902	254
Diversified Financial Services - 2.4%
Bank of America Corp.	199,947	1,766
Citigroup, Inc.	59,809	1,957
CME Group, Inc. - Class A	10,913	625
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	59,308	2,236
Verizon Communications, Inc. ^	54,100	2,465

	Shares	Value (000’s)
Electric Utilities - 1.4%
American Electric Power Co., Inc.	6,579	$289
NextEra Energy, Inc.	24,277	1,708
NV Energy, Inc.	31,278	563
Electrical Equipment - 0.8%
Emerson Electric Co.	29,581	1,428
Energy Equipment & Services - 2.2%
Baker Hughes, Inc. ^	12,952	586
Ensco PLC - Class A	15,080	823
Halliburton Co.	34,076	1,148
National Oilwell Varco, Inc.	7,337	588
Schlumberger, Ltd.	9,706	702
Weatherford International, Ltd. ‡	10,668	135
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	17,554	850
Kroger Co. ^	14,900	351
Safeway, Inc. ^	5,308	85
Walgreen Co.	11,798	430
Wal-Mart Stores, Inc.	11,625	858
Food Products - 2.9%
Archer-Daniels-Midland Co.	39,230	1,066
ConAgra Foods, Inc.	12,761	352
General Mills, Inc.	29,427	1,173
Kellogg Co.	2,854	147
Kraft Foods, Inc. - Class A ‡	58,043	2,401
Smithfield Foods, Inc. ‡	9,576	188
Gas Utilities - 0.2%
AGL Resources, Inc.	3,911	160
UGI Corp.	6,029	191
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	14,943	900
CareFusion Corp. ‡	37,904	1,076
Covidien PLC	22,728	1,351
Hologic, Inc. ‡	4,091	83
St. Jude Medical, Inc. ^	1,760	74
Health Care Providers & Services - 1.9%
Aetna, Inc.	4,186	166
AmerisourceBergen Corp. - Class A	17,718	686
Humana, Inc.	12,468	875
UnitedHealth Group, Inc.	31,028	1,719
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.	19,794	721
Household Durables - 0.6%
D.R. Horton, Inc. ^	8,523	176
Lennar Corp. - Class A ^	5,640	196
PulteGroup, Inc. ‡ ^	51,034	791
Household Products - 0.9%
Clorox Co. ^	4,337	312
Energizer Holdings, Inc.	1,157	86
Procter & Gamble Co.	17,589	1,221
Industrial Conglomerates - 1.8%
General Electric Co.	65,179	1,480
Tyco International, Ltd.	31,555	1,775
Insurance - 2.5%
ACE, Ltd.	13,131	993
Axis Capital Holdings, Ltd.	2,407	84
Berkshire Hathaway, Inc. - Class B ‡	6,939	612
Everest RE Group, Ltd.	1,604	172
Hartford Financial Services Group, Inc. ^	16,011	311
MetLife, Inc. ^	49,504	1,706
Prudential Financial, Inc.	11,562	630
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. ‡	6,102	1,551
Expedia, Inc.	3,192	185
Internet Software & Services - 2.4%
eBay, Inc. ‡	16,726	810
Google, Inc. - Class A ‡	4,648	3,506
LinkedIn Corp. - Class A ‡	902	109

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
IT Services - 2.7%
Cognizant Technology Solutions Corp. - Class A ‡	6,568	$459
International Business Machines Corp.	14,492	3,007
Mastercard, Inc. - Class A	871	393
Visa, Inc. - Class A	8,005	1,075
Life Sciences Tools & Services - 0.0% ¥
Mettler-Toledo International, Inc. ‡	355	61
Machinery - 1.2%
Deere & Co. ^	5,452	450
PACCAR, Inc.	30,149	1,207
SPX Corp.	5,295	346
Stanley Black & Decker, Inc.	2,272	173
Media - 3.7%
CBS Corp. - Class B	48,068	1,746
Comcast Corp. - Class A	42,284	1,512
DIRECTV ‡	4,554	239
DISH Network Corp. - Class A	5,565	170
Time Warner Cable, Inc.	10,387	987
Time Warner, Inc.	45,156	2,048
Metals & Mining - 0.6%
Alcoa, Inc.	56,647	501
Freeport-McMoRan Copper & Gold, Inc.	12,256	485
Walter Energy, Inc. ^	4,856	158
Multiline Retail - 1.2%
Big Lots, Inc. ‡	804	24
Macy’s, Inc.	10,248	386
Target Corp.	28,619	1,816
Multi-Utilities - 1.9%
CenterPoint Energy, Inc.	16,321	348
DTE Energy Co.	8,516	510
NiSource, Inc.	7,006	179
OGE Energy Corp.	591	33
PG&E Corp.	28,240	1,205
Sempra Energy ^	19,789	1,276
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	6,784	474
Apache Corp.	8,359	723
Chesapeake Energy Corp. ^	8,913	168
Chevron Corp.	44,247	5,156
ConocoPhillips	7,045	403
Denbury Resources, Inc. ‡	5,351	86
Devon Energy Corp.	5,487	332
EOG Resources, Inc.	6,886	772
Exxon Mobil Corp. ^	44,336	4,054
Kinder Morgan, Inc.	16,603	590
Occidental Petroleum Corp.	21,613	1,860
Peabody Energy Corp.	17,301	386
Valero Energy Corp.	24,294	770
Pharmaceuticals - 5.8%
Abbott Laboratories	25,969	1,780
Allergan, Inc.	7,803	715
Johnson & Johnson ^	11,177	770
Merck & Co., Inc.	83,626	3,771
Mylan, Inc. ‡	19,937	486
Perrigo Co.	1,190	138
Pfizer, Inc.	118,413	2,943
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc.	6,739	496
American Tower Corp. - Class A	1,893	135
Apartment Investment & Management Co. - Class A	10,445	271
CBL & Associates Properties, Inc. ^	13,422	286
Duke Realty Corp. ^	9,691	142
Equity Lifestyle Properties, Inc. ^	1,167	79
Essex Property Trust, Inc. ^	1,541	228
Highwoods Properties, Inc. ^	4,711	154
Home Properties, Inc. ^	4,181	256

	Shares	Value (000’s)
Real Estate Investment Trusts (continued)
LaSalle Hotel Properties ^	9,253	$247
Liberty Property Trust ^	8,677	315
National Retail Properties, Inc.	5,020	153
Plum Creek Timber Co., Inc. ^	10,438	459
Post Properties, Inc. ^	730	35
Public Storage	1,928	268
Weyerhaeuser Co.	15,015	393
Road & Rail - 2.8%
CSX Corp.	87,592	1,818
Norfolk Southern Corp.	12,445	792
Union Pacific Corp.	21,141	2,509
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	15,139	514
Broadcom Corp. - Class A ‡	11,994	415
Intel Corp.	24,127	547
KLA-Tencor Corp.	5,626	268
LAM Research Corp. ‡	24,938	794
LSI Corp. ‡	45,977	318
Marvell Technology Group, Ltd.	18,134	166
Texas Instruments, Inc.	23,355	643
Software - 4.7%
Adobe Systems, Inc. ‡	14,620	475
Citrix Systems, Inc. ‡	2,577	197
Microsoft Corp.	146,589	4,365
Oracle Corp.	108,262	3,409
Zynga, Inc. - Class A ‡	65,400	186
Specialty Retail - 3.4%
AutoZone, Inc. ‡ ^	2,955	1,092
Home Depot, Inc.	41,672	2,515
Lowe’s Cos., Inc.	43,347	1,311
O’Reilly Automotive, Inc. ‡ ^	1,588	133
Staples, Inc. ^	9,425	109
TJX Cos., Inc.	23,952	1,073
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	13,699	767
V.F. Corp.	9,108	1,452
Thrifts & Mortgage Finance - 0.1%
People’s United Financial, Inc. ^	12,532	152
Tobacco - 1.5%
Altria Group, Inc.	13,903	464
Philip Morris International, Inc.	25,270	2,273
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	1,604	334

Total Common Stocks (cost $168,476)		179,517

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.15%, 05/30/2013  g	$195	195
Total Short-Term U.S. Government Obligation (cost $195)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	13,703,216	13,703
Total Securities Lending Collateral (cost $13,703)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $2,245 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $2,291.	$2,245	$2,245
Total Repurchase Agreement (cost $2,245)

Total Investment Securities (cost $184,619) P		195,660
Other Assets and Liabilities - Net		(13,326)

Net Assets		$182,334

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized (Depreciation) (000’s)
S&P 500 E-Mini Index	Long	33	12/21/2012	$(13)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $13,383.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
g	This security, in the amount of $195, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $184,619. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,258 and $2,217, respectively. Net unrealized appreciation for tax purposes is $11,041.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$179,517	$—	$—	$179,517
Repurchase Agreement	—	2,245	—	2,245
Securities Lending Collateral	13,703	—	—	13,703
Short-Term U.S. Government Obligation	—	195	—	195

Total	$193,220	$2,440	$—	$195,660

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts - Depreciation	$(13)	$—	$—	$(13)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 95.6%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.	46,430	$2,327
Beverages - 2.5%
Beam, Inc.	81,275	4,676
Brown-Forman Corp. - Class B	41,863	2,732
Dr. Pepper Snapple Group, Inc.	92,160	4,104
Building Products - 0.7%
Fortune Brands Home & Security, Inc. ‡	120,450	3,253
Capital Markets - 5.3%
Ameriprise Financial, Inc.	124,000	7,030
Charles Schwab Corp. ^	331,835	4,244
Invesco, Ltd.	185,690	4,640
Northern Trust Corp.	80,065	3,716
T. Rowe Price Group, Inc.	76,190	4,823
Chemicals - 3.8%
Airgas, Inc.	51,050	4,201
Albemarle Corp.	88,884	4,682
Sherwin-Williams Co.	27,330	4,070
Sigma-Aldrich Corp. ^	65,050	4,682
Commercial Banks - 5.6%
City National Corp.	40,130	2,067
Cullen/Frost Bankers, Inc. ^	39,560	2,272
Fifth Third Bancorp	375,270	5,820
Huntington Bancshares, Inc.	286,980	1,980
M&T Bank Corp.	64,260	6,115
SunTrust Banks, Inc.	169,745	4,799
Zions Bancorporation ^	122,825	2,537
Commercial Services & Supplies - 1.5%
Republic Services, Inc. - Class A	250,260	6,885
Containers & Packaging - 3.5%
Ball Corp.	167,965	7,106
Rock-Tenn Co. - Class A	53,197	3,840
Silgan Holdings, Inc.	112,980	4,916
Distributors - 1.0%
Genuine Parts Co.	76,168	4,649
Electric Utilities - 2.5%
Northeast Utilities	55,399	2,118
NV Energy, Inc.	258,485	4,655
Westar Energy, Inc. ^	163,180	4,840
Electrical Equipment - 2.1%
AMETEK, Inc.	125,733	4,457
Regal Beloit Corp.	70,730	4,985
Electronic Equipment & Instruments - 2.2%
Amphenol Corp. - Class A	93,370	5,497
Arrow Electronics, Inc. ‡	139,240	4,694
Food Products - 2.4%
Hershey Co.	56,935	4,036
JM Smucker Co.	30,450	2,629
Ralcorp Holdings, Inc. ‡	57,455	4,194
Gas Utilities - 2.0%
EQT Corp.	100,716	5,942
ONEOK, Inc.	67,750	3,273
Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.	29,335	2,305
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp. - Class A	114,650	4,438
CIGNA Corp.	103,600	4,887
Henry Schein, Inc. ‡	32,610	2,585
Humana, Inc.	52,840	3,707
Hotels, Restaurants & Leisure - 2.7%
Darden Restaurants, Inc. ^	62,269	3,471
Marriott International, Inc. - Class A ^	130,719	5,112
Yum! Brands, Inc.	54,614	3,623
Household Durables - 1.4%
Jarden Corp.	28,870	1,525
Mohawk Industries, Inc. ‡	62,170	4,975
Household Products - 1.0%
Energizer Holdings, Inc.	62,316	4,649

	Shares	Value (000’s)
Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	99,760	$5,180
Insurance - 10.3%
Alleghany Corp. ‡	16,217	5,594
Arch Capital Group, Ltd. ‡ ^	37,935	1,581
Chubb Corp.	57,150	4,359
Hartford Financial Services Group, Inc.	138,710	2,697
Loews Corp.	198,140	8,175
Marsh & McLennan Cos., Inc.	208,350	7,069
Old Republic International Corp.	264,145	2,457
OneBeacon Insurance Group, Ltd. - Class A ^	114,716	1,542
Unum Group	170,859	3,284
WR Berkley Corp. ^	128,720	4,826
XL Group PLC - Class A	205,535	4,939
Internet & Catalog Retail - 1.0%
Expedia, Inc.	53,805	3,112
TripAdvisor, Inc. ‡	47,355	1,559
IT Services - 1.2%
Jack Henry & Associates, Inc. ^	146,870	5,566
Machinery - 1.8%
IDEX Corp.	28,140	1,175
Rexnord Corp. ‡ ^	160,746	2,929
Snap-on, Inc.	60,290	4,333
Media - 3.2%
AMC Networks, Inc. ‡	40,610	1,767
Cablevision Systems Corp. - Class A ^	99,430	1,576
CBS Corp. - Class B	119,110	4,328
Clear Channel Outdoor Holdings, Inc. - Class A ‡ ^	132,641	793
DISH Network Corp. - Class A	133,420	4,084
Gannett Co., Inc. ^	68,740	1,220
Washington Post Co. - Class B ^	2,085	757
Multiline Retail - 2.7%
Family Dollar Stores, Inc.	75,790	5,025
Kohl’s Corp. ^	144,670	7,410
Multi-Utilities - 6.2%
CenterPoint Energy, Inc.	140,470	2,992
CMS Energy Corp.	208,990	4,922
NiSource, Inc.	118,135	3,010
PG&E Corp.	101,660	4,338
Sempra Energy	67,345	4,343
Wisconsin Energy Corp.	111,981	4,218
Xcel Energy, Inc.	170,558	4,726
Oil, Gas & Consumable Fuels - 5.7%
Devon Energy Corp.	79,870	4,832
Energen Corp.	152,210	7,978
Marathon Petroleum Corp.	96,930	5,291
QEP Resources, Inc.	113,970	3,608
Williams Cos., Inc.	127,510	4,459
Professional Services - 0.7%
Equifax, Inc.	72,390	3,372
Real Estate Investment Trusts - 2.5%
HCP, Inc.	79,020	3,515
Regency Centers Corp.	87,145	4,246
Vornado Realty Trust	46,905	3,802
Real Estate Management & Development - 0.7%
Brookfield Office Properties, Inc. ^	204,360	3,384
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	148,405	5,816
Xilinx, Inc.	125,650	4,198
Software - 0.9%
Synopsys, Inc. ‡	129,803	4,286
Specialty Retail - 6.6%
AutoZone, Inc. ‡	14,886	5,503
Bed Bath & Beyond, Inc. ‡	62,615	3,945
Gap, Inc.	125,370	4,486
PetSmart, Inc.	43,450	2,997
Tiffany & Co. ^	63,280	3,916

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Specialty Retail (continued)
TJX Cos., Inc.	82,999	$3,718
Williams-Sonoma, Inc.	118,020	5,189
Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	55,651	5,216
V.F. Corp.	19,490	3,106
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial, Inc.	123,530	1,477
People’s United Financial, Inc. ^	284,090	3,449
Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc. - Class A	64,925	4,380
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	54,017	1,383

Total Common Stocks (cost $391,579)		438,201

SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	35,130,066	35,130
Total Securities Lending Collateral (cost $35,130)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 5.5%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $25,233 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $25,738.	$25,233	$25,233
Total Repurchase Agreement (cost $25,233)

Total Investment Securities (cost $451,942) P		498,564
Other Assets and Liabilities - Net		(40,468)

Net Assets		$458,096

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $34,306.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $451,942. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $50,258 and $3,636, respectively. Net unrealized appreciation for tax purposes is $46,622.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$438,201	$—	$—	$438,201
Repurchase Agreement	—	25,233	—	25,233
Securities Lending Collateral	35,130	—	—	35,130

Total	$473,331	$25,233	$—	$498,564

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 23.9%
United States - 23.9%
U.S. Treasury Bond
4.38%, 11/15/2039	$100	$132
4.50%, 02/15/2036	1,000	1,334
4.75%, 02/15/2037	300	415
5.38%, 02/15/2031	150	217
8.75%, 05/15/2020 - 08/15/2020	1,500	2,350
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	53	76
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	1,557	1,650
1.13%, 01/15/2021	131	155
1.25%, 04/15/2014	541	563
2.00%, 01/15/2014	1,860	1,942
U.S. Treasury Note
0.38%, 10/31/2012	2,700	2,701
0.63%, 12/31/2012	5,500	5,506
1.38%, 01/15/2013	4,000	4,014
1.75%, 04/15/2013	1,200	1,210
1.88%, 04/30/2014	500	513
2.00%, 04/30/2016	4,000	4,228
2.38%, 10/31/2014	5,000	5,219
2.50%, 03/31/2015	500	528
2.63%, 04/30/2018 - 08/15/2020	2,100	2,319
2.88%, 01/31/2013 g	6,095	6,151
3.13%, 04/30/2013 - 10/31/2016	7,200	7,576
3.25%, 12/31/2016	6,000	6,693
3.38%, 11/30/2012 - 11/15/2019	3,800	3,855
3.50%, 02/15/2018 - 05/15/2020	2,900	3,372
3.88%, 10/31/2012 - 02/15/2013	700	705
4.00%, 11/15/2012 - 02/15/2015	3,800	3,826
4.25%, 08/15/2013	300	311
4.75%, 08/15/2017	500	600
U.S. Treasury STRIPS ▲
0.48%, 08/15/2016 ^	1,000	982
0.53%, 11/15/2016 ^	1,000	979
0.67%, 08/15/2017	1,500	1,451
0.78%, 02/15/2018 ^	1,200	1,151
0.84%, 05/15/2018	500	477
1.21%, 02/15/2020 ^	400	366
1.27%, 05/15/2020	6,850	6,221
1.32%, 08/15/2020 ^	3,800	3,425
1.44%, 02/15/2021	400	355
1.51%, 05/15/2021	3,600	3,164
1.59%, 11/15/2021	500	432
2.43%, 08/15/2026	100	72
2.44%, 11/15/2026	250	177
2.48%, 02/15/2027	500	351
2.54%, 11/15/2027	1,500	1,023
2.56%, 02/15/2028	200	135
2.63%, 11/15/2028	200	131
2.65%, 02/15/2029	600	391
2.68%, 08/15/2029	850	543
2.69%, 11/15/2029	125	79
2.71%, 02/15/2030	1,050	659
2.73%, 08/15/2030	250	154
2.74%, 11/15/2030	450	275

	Principal (000’s)	Value (000’s)
United States (continued)
U.S. Treasury STRIPS ▲ (continued)
2.76%, 05/15/2031	$450	$270
2.80%, 02/15/2032	250	146
2.83%, 11/15/2032 ^	1,050	597
2.85%, 05/15/2033	500	279
2.88%, 11/15/2033 - 02/15/2034	600	326
2.89%, 05/15/2034	50	27
2.90%, 08/15/2034	300	160
2.92%, 11/15/2034	350	185
2.93%, 02/15/2035	400	209

Total U.S. Government Obligations (cost $89,620)		93,353

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.7%
United States - 27.7%
Fannie Mae
0.44%, 03/25/2045 *	252	251
0.51%, 07/25/2036 *	394	396
0.61%, 10/01/2022 *	1,000	1,000
0.62%, 05/25/2027 - 02/25/2041 *	1,922	1,931
0.72%, 07/25/2041 - 08/25/2042 *	2,375	2,384
0.74%, 08/25/2019 *	490	494
0.80%, 08/01/2022 *	499	506
0.82%, 04/25/2040 *	194	196
1.02%, 04/01/2022 *	400	406
1.40%, 07/01/2017	500	509
1.52%, 12/25/2019	505	518
1.80%, 12/25/2019	400	411
2.03%, 08/01/2019	508	524
2.37%, 11/01/2022	500	507
2.47%, 09/01/2022	500	513
2.49%, 10/01/2017	965	1,025
2.52%, 10/01/2022	500	515
2.53%, 10/01/2022	1,000	1,030
2.67%, 07/01/2022	1,000	1,041
2.68%, 07/01/2022	500	525
2.69%, 10/01/2017	750	801
2.70%, 03/28/2022	500	507
2.75%, 03/01/2022	496	517
2.86%, 05/01/2022	995	1,059
2.92%, 08/25/2021	315	336
2.97%, 11/01/2018	970	1,049
3.11%, 01/01/2022	788	856
3.12%, 05/01/2022	995	1,078
3.23%, 11/01/2020	750	821
3.29%, 10/01/2020	1,000	1,098
3.33%, 05/15/2030	200	109
3.38%, 01/01/2018	500	550
3.50%, 08/01/2032	496	534
3.59%, 12/01/2020 - 10/01/2021	1,960	2,188
3.65%, 07/25/2021	433	480
3.73%, 06/25/2021	250	281
3.74%, 06/01/2018	396	449
3.76%, 07/25/2021	500	559
3.77%, 09/01/2021	1,000	1,132
3.82%, 06/01/2017	966	1,067
3.84%, 09/01/2020	679	756
3.87%, 08/01/2021	494	560
3.88%, 09/01/2021 - 09/01/2021	1,579	1,798

The notes are an integral part of this report.		September 30, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Fannie Mae (continued)
4.00%, 05/25/2033	$200	$223
4.04%, 10/01/2020	400	459
4.13%, 08/01/2021	493	569
4.25%, 04/01/2021 - 04/01/2021	1,050	1,221
4.30%, 04/01/2021	450	523
4.33%, 04/01/2021	393	458
4.36%, 03/01/2020 - 05/01/2021	1,397	1,625
4.38%, 01/01/2021 - 04/01/2021	990	1,154
4.39%, 05/01/2021	300	350
4.48%, 02/01/2021	491	574
4.53%, 12/01/2019	973	1,135
4.54%, 01/01/2020	704	821
4.78%, 12/01/2019	1,043	1,224
5.00%, 10/25/2025 - 08/01/2040	964	1,074
5.25%, 05/25/2039	316	340
5.50%, 03/25/2022 - 07/25/2040	6,999	7,786
6.00%, 08/01/2021 - 09/01/2037	5,353	5,960
6.50%, 01/25/2032 - 07/25/2036	421	484
7.00%, 11/25/2041 - 11/25/2041	1,315	1,574
Fannie Mae, IO
6.38%, 08/25/2035 *	1,359	197
6.48%, 03/25/2036 *	885	204
Fannie Mae, PO
09/01/2024 - 05/25/2037	1,080	1,029
Fannie Mae STRIPS, PO
08/01/2032	116	108
Financing Corp. Fico STRIPS
1.30%, 05/11/2018 ▲	500	463
Freddie Mac
0.62%, 04/15/2039 - 03/25/2043 *	2,273	2,247
0.65%, 07/15/2037 *	466	469
0.67%, 03/15/2039 - 01/15/2041 *	3,979	3,991
0.72%, 08/15/2042 *	499	500
0.77%, 07/15/2042 *	697	699
3.00%, 02/15/2026	488	504
3.50%, 05/15/2021 - 07/15/2042	3,123	3,344
3.61%, 12/01/2031 *	61	66
4.00%, 12/15/2024 - 06/01/2042	1,468	1,621
4.50%, 02/15/2020 - 05/01/2041	5,095	5,429
4.90%, 02/01/2036 *	248	267
5.00%, 07/15/2020 - 05/15/2041	1,972	2,208
5.30%, 01/15/2033	217	240
5.50%, 11/15/2023 - 07/15/2037	5,661	6,385
5.50%, 05/15/2041 - 05/15/2041 *	512	564
5.69%, 10/15/2038 *	214	236
5.75%, 06/15/2035 - 08/15/2035	393	466
5.85%, 09/15/2035	780	894
6.00%, 01/01/2024 - 04/15/2036	1,215	1,350
6.50%, 07/01/2017 - 11/01/2037	2,014	2,257
13.96%, 09/15/2034 *	228	274

	Principal (000’s)	Value (000’s)
United States (continued)
Freddie Mac (continued)
23.45%, 06/15/2035 *	$151	$235
Freddie Mac, IO
4.50%, 12/15/2024	382	31
5.00%, 10/15/2039	427	61
Freddie Mac, PO
04/15/2020 - 01/15/2040	1,762	1,682
Ginnie Mae
0.68%, 03/20/2060 * Ә	400	399
0.69%, 05/20/2062 *	495	495
0.86%, 05/20/2061 * Ә	500	501
5.00%, 04/20/2041	161	197
5.50%, 01/16/2033	271	327
5.77%, 12/20/2038 *	406	452
6.00%, 02/15/2024 - 09/20/2038	2,277	2,570
22.51%, 04/20/2037 *	207	309
Ginnie Mae, IO
6.38%, 05/20/2041 *	572	95
7.50%, 04/20/2031	480	118
Ginnie Mae, PO
03/20/2031 - 01/20/2038	423	413
NCUA Guaranteed Notes
2.90%, 10/29/2020	250	269
Residual Funding Corp., Principal STRIPS ▲
1.85%, 07/15/2020	3,125	2,759
2.05%, 10/15/2020	300	262
Tennessee Valley Authority
5.88%, 04/01/2036	275	387

Total U.S. Government Agency Obligations (cost $105,007)		108,395

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Canada - 0.0% ¥
Province of Ontario Canada
0.95%, 05/26/2015	185	187
1.65%, 09/27/2019 ^	87	87
Israel - 0.3%
Israel Government AID Bond
1.49%, 08/15/2018 ▲	400	371
3.17%, 11/01/2024 ▲	300	214
Mexico - 0.0% ¥
Mexico Government International Bond
4.75%, 03/08/2044	92	102
5.75%, 10/12/2110	70	84
Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	130	173
Corp. Andina de Fomento
3.75%, 01/15/2016	64	67
International Bank for Reconstruction & Development
1.35%, 02/15/2016 ▲	300	291

Total Foreign Government Obligations (cost $1,533)		1,576

MORTGAGE-BACKED SECURITIES - 6.2%
United States - 6.2%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	244	245

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A *	$100	$105
ASG Resecuritization Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	91	94
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.65%, 03/20/2035 *	235	232
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	139	145
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.41%, 09/10/2047	75	85
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
3.12%, 11/25/2033 *	204	202
Series 2004-5, Class 2A2
5.50%, 06/25/2034	213	220
Series 2004-6, Class 1A3
5.50%, 05/25/2034	230	240
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A *	103	103
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 - 144A *	352	356
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 - 144A *	405	411
Series 2011-RR5, Class 11A3
0.37%, 05/28/2036 - 144A *	108	96
Series 2011-RR5, Class 14A3
2.94%, 07/26/2036 - 144A *	122	117
Series 2012-RR3, Class 2A5
4.93%, 05/26/2037 - 144A	444	439
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
4.99%, 07/25/2033 *	91	93
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 *	86	92
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.31%, 06/11/2041 - 144A *	2,459	34
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	119	124
Series 2007-A1, Class 1A3
2.97%, 02/25/2037 *	174	173
Series 2007-A2, Class 2A1
2.92%, 07/25/2037 *	77	80
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5
5.25%, 05/25/2034	285	296
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	100	116

	Principal (000’s)	Value (000’s)
United States (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2008-AR4, Class 1A1A
3.04%, 11/25/2038 - 144A *	$129	$130
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	758	790
Series 2011-3, Class 1A1
0.30%, 02/25/2047 - 144A *	55	55
Series 2011-10, Class 4A1
0.43%, 02/25/2046 - 144A *	72	69
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.19%, 12/11/2049 - 144A *	8,127	63
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.35%, 01/17/2032 *	250	263
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A1
5.25%, 07/25/2034	40	40
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	144	149
Series 2003-49, Class A6
4.58%, 12/19/2033 *	90	91
Series 2004-3, Class A26
5.50%, 04/25/2034	158	164
Series 2004-3, Class A4
5.75%, 04/25/2034	126	131
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	131	132
Series 2004-4, Class 2A4
5.50%, 09/25/2034	392	420
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.86%, 03/15/2039 *	100	112
Series 2011-1R, Class A1
1.22%, 02/27/2047 - 144A *	246	242
Series 2011-6R, Class 3A1
2.96%, 07/28/2036 - 144A *	81	76
Series 2011-7R, Class A1
1.47%, 08/28/2047 - 144A *	174	171
Series 2011-9R, Class A1
2.22%, 03/27/2046 - 144A *	219	218
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A *	357	353
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A *	271	272
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	75	84
Series 2006-C1, Class AM
5.25%, 08/15/2048	300	304
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	100	100
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.37%, 04/26/2037 - 144A *	24	23

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	$191	$198
GMAC Mortgage Corp., Loan Trust
Series 2004-J5, Class A7
6.50%, 01/25/2035	81	84
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.07%, 07/10/2038	300	348
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.57%, 09/25/2035 - 144A *	112	91
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
4.63%, 10/25/2033 *	91	91
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	284	299
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	126	132
Impac CMB Trust
Series 2005-4, Class 2A1
0.52%, 05/25/2035 *	110	108
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1
4.70%, 08/25/2032 *	182	187
Series 2006-1, Class 2A1
0.57%, 05/25/2036 *	159	157
Series 2006-2, Class 2A1
0.57%, 08/25/2036 *	73	73
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-PM1A, Class A4
5.33%, 08/12/2040 *	150	154
Series 2004-CB8, Class A4
4.40%, 01/12/2039	125	130
Series 2004-CB9, Class A4
5.77%, 06/12/2041 *	100	108
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	100	114
Series 2006-CB16, Class A4
5.55%, 05/12/2045	125	144
Series 2006-LDP9, Class A3SF
0.38%, 05/15/2047 *	100	95
JPMorgan Chase Commercial Mortgage
Securities Corp., IO
Series 2006-LDP8, Class X
0.73%, 05/15/2045 *	3,568	61
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.76%, 02/25/2034 *	83	84
Series 2006-A2, Class 5A3
2.77%, 11/25/2033 *	138	139
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4
5.12%, 11/15/2032 *	250	259
Series 2004-C2, Class A4
4.37%, 03/15/2036	107	112
LVII Resecuritization Trust
Series 2009-2, Class A5
3.00%, 09/27/2037 - 144A *	78	78

	Principal (000’s)	Value (000’s)
United States (continued)
LVII Resecuritization Trust (continued)
Series 2009-2, Class M3
5.41%, 09/27/2037 - 144A *	$200	$208
Series 2009-3, Class M3
5.59%, 11/27/2037 - 144A *	100	105
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.63%, 04/21/2034 *	251	252
Series 2004-13, Class 3A7
2.62%, 11/21/2034 *	100	102
MASTR Alternative Loans Trust
Series 2004-4, Class 1A1
5.50%, 05/25/2034	143	150
Series 2004-5, Class 5A1
4.75%, 06/25/2019	94	95
MASTR Alternative Loans Trust, PO
Series 2003-8, Class 15PO
11/25/2018	403	349
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	158	164
Series 2003-11, Class 9A6
5.25%, 12/25/2033	238	249
Merrill Lynch/Countrywide Commercial
Mortgage Trust, IO
Series 2006-4, Class XC
0.24%, 12/12/2049 - 144A *	2,318	29
MLCC Mortgage Investors, Inc.
Series 2003-H, Class A1
0.86%, 01/25/2029 *	242	238
Morgan Stanley Capital I, Inc.
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	125	133
Morgan Stanley Capital I, Inc., IO
Series 2006-IQ12, Class X1
0.16%, 12/15/2043 - 144A *	2,993	42
Series 2007-HQ11, Class X
0.40%, 02/12/2044 - 144A *	5,431	35
Morgan Stanley Re-REMIC Trust
0.25%, 07/27/2049	100	72
2.00%, 07/27/2049	617	624
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	200	204
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	120	120
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	157	159
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
07/17/2056 - 144A	250	221
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.82%, 05/25/2035 *	131	132
RALI Trust
Series 2003-QS13, Class A2
4.00%, 07/25/2033	433	407
Series 2004-QA4, Class NB3
4.09%, 09/25/2034 *	73	74
Sequoia Mortgage Trust
Series 10, Class 1A
1.02%, 10/20/2027 *	266	263

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Sequoia Mortgage Trust (continued)
Series 2003-1, Class 1A
0.98%, 04/20/2033 *	$111	$110
Series 2003-2, Class A1
0.88%, 06/20/2033 *	187	185
Series 2004-11, Class A1
0.52%, 12/20/2034 *	141	130
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A *	78	80
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A *	200	211
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A *	152	153
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A *	150	148
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A *	467	471
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A *	100	97
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4, Class 5A
5.35%, 04/25/2034 *	64	65
Series 2004-6, Class 5A4
4.91%, 06/25/2034 *	100	101
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.88%, 10/19/2034 *	90	85
Series 2005-AR5, Class A3
0.47%, 07/19/2035 *	390	378
Structured Asset Securities Corp.
Series 2003-30, Class 1A5
5.50%, 10/25/2033	129	133
Series 2003-15A, Class 2A1
2.78%, 04/25/2033 *	130	129
Series 2003-37A, Class 2A
5.02%, 12/25/2033 *	29	29
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.86%, 09/25/2043 *	161	159
Series 2004-3, Class A
0.96%, 09/25/2044 *	353	343
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	174	187
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	104	112
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.99%, 05/10/2063 - 144A *	778	83
Vericrest Opportunity Loan Transferee
Series 2011-NL2A, Class A1
5.68%, 06/25/2051 - 144A *	6	6
Series 2011-NL2A, Class A2
9.32%, 06/25/2051 - 144A *	100	100

	Principal (000’s)	Value (000’s)
United States (continued)
Vericrest Opportunity Loan Transferee (continued)
Series 2011-NL3A, Class A1
5.19%, 09/25/2051 - 144A *	$40	$40
Series 2012-NL1A, Class A1
4.21%, 03/25/2049 - 144A *	45	45
Series 2012-NL2A, Class A1
2.49%, 02/26/2052 - 144A	203	203
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.01%, 12/15/2035 *	149	155
Series 2004-C11, Class A5
5.22%, 01/15/2041 *	116	123
Series 2005-C22, Class A4
5.47%, 12/15/2044 *	250	281
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.08%, 03/15/2045 - 144A *	10,764	46
WaMu Mortgage Pass-Through Certificates
Series 2003-AR5, Class A7
2.45%, 06/25/2033 *	181	186
Series 2003-AR6, Class A1
2.44%, 06/25/2033 *	258	265
Series 2003-AR7, Class A7
2.32%, 08/25/2033 *	241	242
Series 2003-AR10, Class A7
2.44%, 10/25/2033 *	120	123
Series 2003-AR11, Class A6
2.47%, 10/25/2033 *	235	239
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	104	109
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	101	106
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	126	130
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 2A1
4.75%, 10/25/2018	62	64
Series 2003-G, Class A1
4.10%, 06/25/2033 *	229	232
Series 2004-8, Class A1
5.00%, 08/25/2019	49	51
Series 2004-I, Class 1A1
2.74%, 07/25/2034 *	475	480
Series 2004-P, Class 2A1
2.62%, 09/25/2034 *	226	228
Series 2004-R, Class 2A1
2.62%, 09/25/2034 *	112	114
Series 2005-AR8, Class 2A1
2.71%, 06/25/2035 *	85	86
Series 2005-AR9, Class 2A1
2.71%, 10/25/2033 *	92	93
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A *	86	86
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	407	406

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	$100	$114
Series 2012-C6, Class A4
3.44%, 04/15/2045	200	217

Total Mortgage-Backed Securities (cost $23,666)		24,182

ASSET-BACKED SECURITIES - 3.6%
Cayman Islands - 0.0% ¥
AH Mortgage Advance Trust
Series SART-2, Class A1
3.27%, 09/15/2043 - 144A	133	135
Series SART-2, Class B1
6.90%, 09/15/2043 - 144A	50	50
Ireland - 0.2%
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.62%, 10/15/2015 - 144A *	229	233
United States - 3.4%
Aames Mortgage Investment Trust
Series 2005-3, Class M1
0.75%, 08/25/2035 - 144A *	302	227
Academic Loan Funding Trust
Series 2012-1A, Class A1
1.02%, 12/27/2022 - 144A *	175	175
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043 - 144A	250	251
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	221	221
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016	89	90
Series 2012-3, Class A3
0.85%, 08/15/2016	104	105
Series 2012-4, Class A2
0.48%, 05/15/2015	259	259
American Credit Acceptance Receivables Trust
Series 2012-1, Class A1
1.96%, 01/15/2014 - 144A	10	10
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	64	64
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	224	224
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/2014	45	45
Series 2011-4, Class A2
0.92%, 03/09/2015	20	20
Series 2011-4, Class A3
1.17%, 05/09/2016	94	95
Series 2011-5, Class A3
1.55%, 07/08/2016	100	101
Series 2012-1, Class A2
0.91%, 10/08/2015	186	187
Series 2012-3, Class A2
0.71%, 12/08/2015	150	150
Series 2012-3, Class A3
0.96%, 01/09/2017	62	62

	Principal (000’s)	Value (000’s)
United States (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2012-4, Class A2
0.49%, 04/08/2016	$136	$136
Bank of America Auto Trust
Series 2012-1, Class A3
0.78%, 06/15/2016	118	119
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	109	110
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	115	115
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1
1.63%, 02/18/2020 - 144A	100	103
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 06/15/2016	202	204
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2003-2, Class 2A2
0.78%, 02/25/2033 *	153	139
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class B
1.65%, 11/08/2013	150	150
CNH Equipment Trust
Series 2011-A, Class A3
1.20%, 05/16/2016	48	48
Series 2011-A, Class A4
2.04%, 10/17/2016	53	55
Series 2012-A, Class A2
0.65%, 07/15/2015	101	101
Series 2012-A, Class A3
0.94%, 05/15/2017	99	100
CPS Auto Trust
Series 2011-B, Class A
3.68%, 09/17/2018 - 144A	129	132
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	75	79
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	71	71
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	276	277
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	143	143
DT Auto Owner Trust
Series 2012-2A, Class A
0.91%, 11/16/2015 - 144A	89	89
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	170	170
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	150	150
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 09/15/2013	47	47
Ford Credit Auto Owner Trust
Series 2011-B, Class A2
0.68%, 01/15/2014	19	19

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Ford Credit Auto Owner Trust (continued)
Series 2012-A, Class A3
0.84%, 08/15/2016	$105	$106
Series 2012-B, Class A3
0.72%, 12/15/2016	100	100
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1
7.21%, 10/25/2047 - 144A *	90	91
Honda Auto Receivables Owner Trust
Series 2012-1, Class A3
0.77%, 01/15/2016	94	95
Series 2012-1, Class A4
0.97%, 04/16/2018	79	80
Series 2012-2, Class A3
0.70%, 02/16/2016	83	84
Huntington Auto Trust
Series 2012-1, Class A3
0.81%, 09/15/2016	100	101
Hyundai Auto Receivables Trust
Series 2011-B, Class A3
1.04%, 09/15/2015	51	51
Series 2011-B, Class A4
1.65%, 02/15/2017	57	58
Series 2012-A, Class A3
0.72%, 03/15/2016	104	105
Series 2012-B, Class A2
0.54%, 01/15/2015	145	145
Series 2012-B, Class A3
0.62%, 09/15/2016	85	85
John Deere Owner Trust
Series 2012-B, Class A2
0.43%, 02/17/2015	146	146
Series 2012-B, Class A4
0.69%, 01/15/2019	182	182
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.47%, 03/25/2032 *	250	232
Mercedes-Benz Auto Receivables Trust
Series 2011-1, Class A3
0.85%, 03/16/2015	99	99
Series 2012-1, Class A2
0.37%, 03/16/2015	83	83
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	250	253
Park Place Securities, Inc.
Series 2004-MCW1, Class M1
0.84%, 10/25/2034 *	194	190
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A *	54	54
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A *	176	176
RAMP Trust
Series 2004-RS11, Class M1
0.84%, 11/25/2034 *	294	287
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 *	201	175

	Principal (000’s)	Value (000’s)
United States (continued)
RAMP Trust (continued)
Series 2006-RZ1, Class A3
0.52%, 03/25/2036 *	$300	$264
RFA
5.75%, 09/05/2018	1,000	1,000
Series 2012-1, Class A1
6.25%, 07/05/2018	875	875
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A	243	243
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100	103
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	14	15
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	143	144
Series 2012-1, Class A2
1.25%, 04/15/2015	94	95
Series 2012-1, Class A3
1.49%, 10/15/2015	62	63
Series 2012-2, Class A2
0.91%, 05/15/2015	69	70
Series 2012-2, Class A3
1.22%, 12/15/2015	40	40
Series 2012-3, Class A3
1.08%, 04/15/2016	33	33
Series 2012-5, Class A2
0.57%, 12/15/2015	158	158
Series 2012-5, Class A3
0.83%, 12/15/2016	120	121
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	39	39
Soundview Home Equity Loan Trust
Series 2003-2, Class M2
1.87%, 11/25/2033 *	197	173
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	542	542
United Auto Credit Securitization Trust
Series 2012-1, Class A2
1.10%, 03/16/2015 - 144A	130	130
USAA Auto Owner Trust
Series 2012-1, Class A2
0.38%, 06/15/2015	41	41
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	128	129
VOLT LLC
Series 2012-1A, Class A1
4.95%, 04/25/2017 - 144A *	391	390
Series 2012-RP2A, Class A1
4.70%, 06/26/2017 - 144A	227	229
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	283	285
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	250	250

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Westlake Automobile Receivables Trust
Series 2011-1A, Class A3
1.49%, 06/16/2014 - 144A	$40	$40
World Omni Auto Receivables Trust
Series 2012-A, Class A2
0.52%, 06/15/2015	110	110
Series 2012-A, Class A3
0.64%, 02/15/2017	73	73
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2
0.71%, 01/15/2015	81	81
Series 2012-A, Class A3
0.93%, 11/16/2015	38	38

Total Asset-Backed Securities (cost $13,833)		14,013

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
United States - 0.1%
Ohio State University
4.80%, 06/01/2111	91	105
Port Authority of New York & New Jersey
4.46%, 10/01/2062	210	210
State of California - Build America Bonds
7.30%, 10/01/2039	80	107

Total Municipal Government Obligations (cost $403)		422

CORPORATE DEBT SECURITIES - 10.7%
Australia - 0.6%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	272	285
BHP Billiton Finance USA, Ltd.
1.63%, 02/24/2017	28	29
3.25%, 11/21/2021	80	85
4.13%, 02/24/2042	70	75
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A	250	260
Macquarie Bank, Ltd.
3.45%, 07/27/2015 - 144A ^	100	102
5.00%, 02/22/2017 - 144A	241	257
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	30	32
7.30%, 08/01/2014 - 144A	70	75
7.63%, 08/13/2019 - 144A	80	93
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A ^	300	307
3.00%, 07/27/2016 - 144A	200	211
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20	21
4.13%, 05/20/2021	80	88
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	200	210
Bermuda - 0.1%
Weatherford International, Ltd.
9.88%, 03/01/2039	90	130
Canada - 1.0%
Anadarko Finance Co. - Series B
7.50%, 05/01/2031	190	254
Bank of Montreal
1.40%, 09/11/2017	139	140

	Principal (000’s)	Value (000’s)
Canada (continued)
Bank of Nova Scotia
2.55%, 01/12/2017 ^	$100	$106
Burlington Resources Finance Co.
7.40%, 12/01/2031	150	220
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	45	45
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	80	102
7.20%, 01/15/2032	50	68
Cenovus Energy, Inc.
3.00%, 08/15/2022	28	29
EnCana Corp.
6.50%, 08/15/2034	40	48
Hydro-Quebec
8.40%, 01/15/2022	40	58
9.40%, 02/01/2021	220	329
Petro-Canada
5.35%, 07/15/2033	50	57
Placer Dome, Inc.
6.45%, 10/15/2035	180	213
Royal Bank of Canada
1.20%, 09/19/2017	246	248
2.30%, 07/20/2016 ^	55	58
Suncor Energy, Inc.
5.95%, 12/01/2034	50	61
Talisman Energy, Inc.
5.50%, 05/15/2042	70	79
7.75%, 06/01/2019	40	51
Thomson Reuters Corp.
3.95%, 09/30/2021	46	50
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A	230	237
2.20%, 07/29/2015 - 144A ^	100	105
2.50%, 07/14/2016	57	60
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	65	66
Cayman Islands - 0.0% ¥
Noble Holding International, Ltd.
3.95%, 03/15/2022	7	7
5.25%, 03/15/2042	25	27
Petrobras International Finance Co.
5.38%, 01/27/2021	36	41
Transocean, Inc.
3.80%, 10/15/2022	33	33
6.38%, 12/15/2021	12	14
7.35%, 12/15/2041	10	13
7.50%, 04/15/2031	25	31
Curaçao - 0.1%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	80	87
France - 0.0% ¥
France Telecom SA
2.75%, 09/14/2016 ^	17	18
8.50%, 03/01/2031	60	90
Total Capital International SA
0.75%, 01/25/2016	18	18
1.55%, 06/28/2017	38	39
2.88%, 02/17/2022	57	59

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
France (continued)
Total Capital SA
4.25%, 12/15/2021	$70	$80
Germany - 0.0% ¥
Deutsche Bank AG
6.00%, 09/01/2017	80	95
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	200	208
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	47	48
Luxembourg - 0.0% ¥
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	23	24
Mexico - 0.1%
America Movil SAB de CV
3.13%, 07/16/2022	200	207
Netherlands - 0.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	45	48
3.88%, 02/08/2022	79	84
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150	153
8.75%, 06/15/2030	30	45
ING Bank NV
3.75%, 03/07/2017 - 144A	200	211
Koninklijke Philips Electronics NV
3.75%, 03/15/2022 ^	85	92
Shell International Finance BV
1.13%, 08/21/2017	42	42
4.30%, 09/22/2019	50	58
Norway - 0.1%
Statoil ASA
3.15%, 01/23/2022	20	21
4.25%, 11/23/2041	16	18
5.25%, 04/15/2019	100	121
Singapore - 0.1%
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200	202
Sweden - 0.2%
Nordea Bank AB
3.13%, 03/20/2017 - 144A	250	261
4.88%, 05/13/2021 - 144A	200	210
Switzerland - 0.0% ¥
UBS AG
5.75%, 04/25/2018	120	141
United Kingdom - 0.2%
BAE Systems PLC
5.80%, 10/11/2041 - 144A	25	29
Barclays Bank PLC
2.25%, 05/10/2017 - 144A ^	200	206
5.20%, 07/10/2014	100	107
BP Capital Markets PLC
1.85%, 05/05/2017	71	73
3.25%, 05/06/2022	77	81
4.50%, 10/01/2020	50	58
Diageo Capital PLC
1.50%, 05/11/2017	76	77
HSBC Bank PLC
1.63%, 07/07/2014 - 144A ^	200	201

	Principal (000’s)	Value (000’s)
United Kingdom (continued)
HSBC Bank PLC (continued)
3.10%, 05/24/2016 - 144A	$150	$158
HSBC Holdings PLC
4.00%, 03/30/2022	163	175
4.88%, 01/14/2022	100	115
5.10%, 04/05/2021	70	81
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	58	58
SABMiller PLC
5.70%, 01/15/2014 - 144A	50	53
Vodafone Group PLC
1.63%, 03/20/2017	100	102
United States - 8.0%
ABB Finance USA, Inc.
1.63%, 05/08/2017	16	16
2.88%, 05/08/2022	23	24
4.38%, 05/08/2042	12	13
ADT Corp.
3.50%, 07/15/2022 - 144A	25	26
4.88%, 07/15/2042 - 144A	20	22
Aetna, Inc.
4.50%, 05/15/2042	10	10
6.75%, 12/15/2037	70	94
Aflac, Inc.
4.00%, 02/15/2022	57	62
8.50%, 05/15/2019	30	40
AGL Capital Corp.
3.50%, 09/15/2021	52	56
6.38%, 07/15/2016	50	58
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	150	197
Alabama Power Co.
6.00%, 03/01/2039	38	50
American Airlines Pass-Through Trust
Series 2011-2, Class A
8.63%, 04/15/2023	34	37
American Express Co.
7.00%, 03/19/2018	120	152
8.13%, 05/20/2019	90	122
American Express Credit Corp.
2.38%, 03/24/2017	100	105
2.80%, 09/19/2016	39	41
American Water Capital Corp.
6.09%, 10/15/2017	70	84
Amgen, Inc.
3.88%, 11/15/2021	30	32
5.15%, 11/15/2041	80	89
5.65%, 06/15/2042	31	37
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	18	18
8.20%, 01/15/2039	20	33
ANR Pipeline Co.
9.63%, 11/01/2021	70	105
Aon Corp.
3.13%, 05/27/2016	29	31
Apache Corp.
3.25%, 04/15/2022	19	20
4.75%, 04/15/2043	23	26
6.90%, 09/15/2018	50	64

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Appalachian Power Co.
5.80%, 10/01/2035	$25	$30
6.70%, 08/15/2037	55	73
Arizona Public Service Co.
4.50%, 04/01/2042	8	9
5.05%, 09/01/2041	23	27
Arrow Electronics, Inc.
3.38%, 11/01/2015	75	79
7.50%, 01/15/2027	60	72
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	160	161
Associates Corp.
6.95%, 11/01/2018	225	271
AT&T, Inc.
4.45%, 05/15/2021	150	177
5.80%, 02/15/2019	80	100
Atmos Energy Corp.
6.35%, 06/15/2017	100	122
8.50%, 03/15/2019	26	35
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	80	94
Bank of America Corp.
4.90%, 05/01/2013	50	51
5.00%, 05/13/2021	330	362
5.63%, 07/01/2020	300	341
5.88%, 02/07/2042	20	23
6.50%, 08/01/2016	213	246
7.63%, 06/01/2019	200	250
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	105	120
Bank of New York Mellon Corp.
2.40%, 01/17/2017	119	125
3.55%, 09/23/2021	19	21
4.15%, 02/01/2021 ^	55	62
4.60%, 01/15/2020 ^	100	115
BB&T Corp.
1.60%, 08/15/2017	31	32
5.20%, 12/23/2015	100	112
6.85%, 04/30/2019	60	77
BellSouth Capital Funding Corp.
7.12%, 07/15/2097	85	108
BellSouth Corp.
6.88%, 10/15/2031	110	137
BellSouth Telecommunications, Inc.
6.38%, 06/01/2028	160	191
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	62	64
5.40%, 05/15/2018 ^	200	241
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 ^	122	134
BlackRock, Inc.
3.38%, 06/01/2022	90	95
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	120	134
6.25%, 08/15/2042 - 144A	65	69
Boston Gas Co.
4.49%, 02/15/2042 - 144A	24	26

	Principal (000’s)	Value (000’s)
United States (continued)
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	$80	$101
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022 - 09/01/2022	86	89
3.45%, 09/15/2021	40	43
4.40%, 03/15/2042	50	53
5.40%, 06/01/2041	60	73
Capital One Bank USA NA
8.80%, 07/15/2019	250	329
Capital One Financial Corp.
2.15%, 03/23/2015	100	103
Cargill, Inc.
3.30%, 03/01/2022 - 144A	110	114
Carolina Power & Light Co.
2.80%, 05/15/2022	32	33
3.00%, 09/15/2021	67	71
Caterpillar Financial Services Corp.
2.85%, 06/01/2022	77	80
Caterpillar, Inc.
1.50%, 06/26/2017	35	36
2.60%, 06/26/2022	31	32
CBS Corp.
4.85%, 07/01/2042	100	106
8.88%, 05/15/2019	60	80
Celgene Corp.
1.90%, 08/15/2017	74	75
Centel Capital Corp.
9.00%, 10/15/2019	25	30
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100	113
6.13%, 11/01/2017	30	36
CenturyLink, Inc.
6.45%, 06/15/2021	60	68
7.60%, 09/15/2039	40	42
Citigroup, Inc.
2.25%, 08/07/2015	240	244
4.45%, 01/10/2017	100	110
4.59%, 12/15/2015	57	62
4.75%, 05/19/2015	130	140
5.38%, 08/09/2020	50	58
6.01%, 01/15/2015	120	132
8.50%, 05/22/2019	250	330
Cleveland Electric Illuminating Co.
8.88%, 11/15/2018	70	95
CME Group, Inc.
3.00%, 09/15/2022	100	101
Comcast Cable Communications LLC
8.88%, 05/01/2017	100	131
Comcast Corp.
6.45%, 03/15/2037	60	77
6.50%, 11/15/2035	60	77
7.05%, 03/15/2033	90	118
CommonWealth REIT
6.25%, 08/15/2016	100	109
ConAgra Foods, Inc.
2.10%, 03/15/2018	26	26
ConocoPhillips
5.75%, 02/01/2019	90	112

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Consolidated Edison Co., of New York, Inc.
4.20%, 03/15/2042	$25	$27
Consumers Energy Co.
2.85%, 05/15/2022	8	8
Continental Airlines Pass-Through Trust
Series 2012-2, Class A
4.00%, 10/29/2024	42	42
Credit Suisse USA, Inc.
5.13%, 08/15/2015	50	55
CRH America, Inc.
6.00%, 09/30/2016	22	25
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	60	62
CSX Corp.
4.25%, 06/01/2021	23	26
7.90%, 05/01/2017	55	70
CVS Caremark Corp.
4.13%, 05/15/2021	80	91
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	55	65
Daimler Finance North America LLC
1.30%, 07/31/2015 - 144A	150	151
2.63%, 09/15/2016 - 144A	150	156
Danaher Corp.
3.90%, 06/23/2021	33	37
Deere & Co.
2.60%, 06/08/2022	15	15
3.90%, 06/09/2042	13	13
Delmarva Power & Light Co.
4.00%, 06/01/2042	47	49
Delta Air Lines, Inc., Pass-Through Trust
Series 2012-1, Class A
4.75%, 05/07/2020	36	38
Detroit Edison Co.
2.65%, 06/15/2022	13	13
3.95%, 06/15/2042	20	21
Devon Energy Corp.
3.25%, 05/15/2022	49	51
4.75%, 05/15/2042	24	26
6.30%, 01/15/2019	40	50
Diageo Investment Corp.
8.00%, 09/15/2022	40	57
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	100	103
6.38%, 03/01/2041	85	100
Discovery Communications LLC
4.38%, 06/15/2021	37	42
4.95%, 05/15/2042	50	54
Dominion Resources, Inc.
4.90%, 08/01/2041	11	13
5.25%, 08/01/2033	90	105
6.30%, 03/15/2033	50	65
Dominion Resources, Inc. - Series D
8.88%, 01/15/2019	40	54
Dow Chemical Co.
4.13%, 11/15/2021 ^	26	28
5.25%, 11/15/2041	17	19
8.55%, 05/15/2019	90	121

	Principal (000’s)	Value (000’s)
United States (continued)
Duke Energy Carolinas LLC
3.90%, 06/15/2021	$100	$113
4.25%, 12/15/2041	17	18
E.I. du Pont de Nemours & Co.
5.60%, 12/15/2036	40	52
6.00%, 07/15/2018	30	38
eBay, Inc.
3.25%, 10/15/2020 ^	70	75
Ecolab, Inc.
5.50%, 12/08/2041	110	136
EOG Resources, Inc.
2.63%, 03/15/2023	47	48
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A	8	8
4.50%, 08/16/2021 - 144A	35	38
5.63%, 03/15/2042 - 144A	19	20
6.70%, 06/01/2034 - 144A	44	53
ERP Operating, LP
4.63%, 12/15/2021	31	36
5.25%, 09/15/2014	60	65
5.38%, 08/01/2016 ^	100	115
Exelon Generation Co., LLC
6.20%, 10/01/2017	100	118
Florida Power & Light Co.
5.13%, 06/01/2041	30	37
5.85%, 02/01/2033	55	71
5.95%, 10/01/2033 ^	20	27
Florida Power Corp.
5.90%, 03/01/2033	60	75
Fluor Corp.
3.38%, 09/15/2021	29	31
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	200	204
3.98%, 06/15/2016	200	211
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	81	82
Gap, Inc.
5.95%, 04/12/2021	67	75
General Electric Capital Corp.
1.63%, 07/02/2015	130	132
2.30%, 04/27/2017	187	192
3.15%, 09/07/2022	250	251
4.38%, 09/16/2020	110	121
4.63%, 01/07/2021	150	168
4.65%, 10/17/2021	150	168
5.63%, 09/15/2017 - 05/01/2018	300	354
6.00%, 08/07/2019	350	425
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	86	95
5.38%, 03/15/2020	100	112
5.75%, 01/24/2022	60	69
6.00%, 06/15/2020	220	254
6.15%, 04/01/2018	200	233
7.50%, 02/15/2019	435	539
Great Plains Energy, Inc.
4.85%, 06/01/2021	74	82
GTE Corp.
6.84%, 04/15/2018	17	21

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	$61	$64
Halliburton Co.
7.60%, 08/15/2096 - 144A	40	63
HCP, Inc.
3.75%, 02/01/2019	16	17
Hewlett-Packard Co.
2.60%, 09/15/2017	58	58
3.75%, 12/01/2020	150	150
4.05%, 09/15/2022 ^	27	27
4.30%, 06/01/2021	67	68
4.65%, 12/09/2021	140	146
6.00%, 09/15/2041	70	74
Historic TW, Inc.
6.63%, 05/15/2029	90	113
Illinois Tool Works, Inc.
3.90%, 09/01/2042	192	194
Intel Corp.
3.30%, 10/01/2021	30	33
4.80%, 10/01/2041	33	39
International Business Machines Corp.
1.25%, 02/06/2017	100	102
1.95%, 07/22/2016	100	104
7.00%, 10/30/2025	50	74
Intuit, Inc.
5.75%, 03/15/2017	60	70
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	100	111
Jefferies Group, Inc.
8.50%, 07/15/2019	245	281
John Deere Capital Corp.
0.95%, 06/29/2015	49	49
1.20%, 10/10/2017	41	41
2.25%, 04/17/2019	33	34
2.75%, 03/15/2022	25	26
3.15%, 10/15/2021	20	21
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	77	89
Johnson Controls, Inc.
3.75%, 12/01/2021	36	38
4.25%, 03/01/2021	40	43
5.25%, 12/01/2041	75	85
Kansas City Power & Light Co.
5.30%, 10/01/2041	60	70
Kellogg Co.
3.13%, 05/17/2022	43	45
KeyCorp
5.10%, 03/24/2021	90	105
Kimberly-Clark Corp.
2.40%, 03/01/2022	14	14
Kohl’s Corp.
4.00%, 11/01/2021 ^	16	17
Kraft Foods Group, Inc.
3.50%, 06/06/2022 - 144A	21	22
5.00%, 06/04/2042 - 144A	15	17
6.13%, 08/23/2018 - 144A	65	80
6.50%, 02/09/2040 - 144A	100	134
6.88%, 01/26/2039 - 144A	49	67

	Principal (000’s)	Value (000’s)
United States (continued)
Kraft Foods, Inc.
6.50%, 08/11/2017	$75	$92
Kroger Co.
2.20%, 01/15/2017	15	15
3.40%, 04/15/2022 ^	95	99
6.15%, 01/15/2020	30	37
8.00%, 09/15/2029	25	33
Lincoln National Corp.
4.20%, 03/15/2022	29	30
4.85%, 06/24/2021	7	8
Lockheed Martin Corp.
2.13%, 09/15/2016	16	17
4.85%, 09/15/2041	12	14
Lowe’s Cos., Inc.
4.65%, 04/15/2042	43	47
5.13%, 11/15/2041	13	15
5.50%, 10/15/2035	50	59
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022 ^	14	15
5.13%, 01/15/2042	8	9
6.70%, 07/15/2034	50	60
7.45%, 07/15/2017	40	49
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250	301
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	33	38
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A ^	160	164
Medco Health Solutions, Inc.
7.13%, 03/15/2018	60	76
Merck & Co., Inc.
2.40%, 09/15/2022	41	41
Merrill Lynch & Co., Inc.
6.88%, 04/25/2018	50	60
Merrill Lynch & Co., Inc. - Series C
6.40%, 08/28/2017	100	116
MetLife, Inc.
6.75%, 06/01/2016	40	48
Metropolitan Life Global Funding I
1.70%, 06/29/2015 - 144A	100	102
2.00%, 01/10/2014 - 144A	150	152
3.65%, 06/14/2018 - 144A	120	132
3.88%, 04/11/2022 - 144A	300	328
MidAmerican Energy Co.
5.95%, 07/15/2017	70	85
MidAmerican Energy Holdings Co.
6.13%, 04/01/2036	75	96
Morgan Stanley
5.50%, 07/28/2021	120	131
5.63%, 09/23/2019	300	328
7.30%, 05/13/2019	470	556
Morgan Stanley - Series MTN
6.63%, 04/01/2018	100	115
Mosaic Co.
3.75%, 11/15/2021	11	12
4.88%, 11/15/2041	13	14
Nabors Industries, Inc.
6.15%, 02/15/2018	140	165

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
National City Corp.
4.90%, 01/15/2015	$60	$65
National Semiconductor Corp.
3.95%, 04/15/2015	40	43
6.60%, 06/15/2017	60	75
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	15	15
9.38%, 08/15/2039 - 144A	80	109
NBCUniversal Media LLC
4.38%, 04/01/2021	150	170
Nevada Power Co.
5.45%, 05/15/2041	40	50
6.50%, 08/01/2018	25	32
Nevada Power Co. - Series V
7.13%, 03/15/2019	50	65
New York Life Global Funding
1.30%, 01/12/2015 - 144A ^	75	76
3.00%, 05/04/2015 - 144A	80	85
News America, Inc.
6.65%, 11/15/2037	100	127
9.50%, 07/15/2024	80	116
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29	29
NiSource Finance Corp.
3.85%, 02/15/2023	50	52
5.80%, 02/01/2042	67	79
6.80%, 01/15/2019	80	97
Nordstrom, Inc.
4.00%, 10/15/2021 ^	21	24
Norfolk Southern Corp.
3.25%, 12/01/2021	11	12
3.95%, 10/01/2042	25	25
6.00%, 05/23/2111	113	135
Novartis Capital Corp.
2.40%, 09/21/2022	80	81
Occidental Petroleum Corp.
1.75%, 02/15/2017	17	18
2.70%, 02/15/2023	88	90
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	50	62
7.00%, 09/01/2022	50	63
Oracle Corp.
6.13%, 07/08/2039	65	89
PACCAR Financial Corp.
1.55%, 09/29/2014	28	29
1.60%, 03/15/2017 ^	39	40
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45	45
3.25%, 09/15/2021 ^	11	12
4.45%, 04/15/2042	17	19
4.50%, 12/15/2041	48	53
8.25%, 10/15/2018	45	62
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	75	99
PacifiCorp
5.50%, 01/15/2019	50	61
6.25%, 10/15/2037	20	27
PECO Energy Co.
2.38%, 09/15/2022	100	101

	Principal (000’s)	Value (000’s)
United States (continued)
Pennsylvania Electric Co.
6.05%, 09/01/2017	$40	$47
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.88%, 07/11/2022 - 144A	100	100
PepsiCo, Inc.
1.25%, 08/13/2017	120	122
3.00%, 08/25/2021	17	18
Phillips 66
2.95%, 05/01/2017 - 144A	21	22
4.30%, 04/01/2022 - 144A	16	18
PNC Bank NA
6.88%, 04/01/2018	250	310
PNC Funding Corp.
2.70%, 09/19/2016	48	51
PPG Industries, Inc.
3.60%, 11/15/2020	50	54
6.65%, 03/15/2018	90	111
PPL Capital Funding, Inc.
4.20%, 06/15/2022	50	53
PPL Energy Supply LLC
4.60%, 12/15/2021	35	38
Principal Life Global Funding II
1.08%, 07/09/2014 - 144A *	47	47
Progress Energy, Inc.
3.15%, 04/01/2022	22	22
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150	204
PSEG Power LLC
4.15%, 09/15/2021	23	25
5.13%, 04/15/2020	90	104
5.32%, 09/15/2016	50	57
Public Service Co., of Oklahoma
5.15%, 12/01/2019	40	47
Public Service Electric & Gas Co.
3.65%, 09/01/2042	49	49
Qwest Corp.
6.75%, 12/01/2021	67	81
Republic Services, Inc.
3.55%, 06/01/2022	54	57
Ryder System, Inc.
2.50%, 03/01/2017	23	23
3.50%, 06/01/2017	43	46
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33	35
6.00%, 06/01/2026	75	103
Sempra Energy
2.88%, 10/01/2022	28	28
9.80%, 02/15/2019	140	198
Simon Property Group, LP
2.15%, 09/15/2017	158	163
4.13%, 12/01/2021	27	30
4.38%, 03/01/2021 ^	60	68
Southern California Edison Co.
3.88%, 06/01/2021	18	20
3.90%, 12/01/2041	50	52
4.05%, 03/15/2042	75	79
Southern Co.
1.95%, 09/01/2016	23	24

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Southern Power Co.
5.15%, 09/15/2041	$25	$29
Southwestern Electric Power Co.
6.45%, 01/15/2019	50	61
Southwestern Public Service Co.
6.00%, 10/01/2036	97	122
Southwestern Public Service Co. - Series G
8.75%, 12/01/2018	80	110
Spectra Energy Capital LLC
7.50%, 09/15/2038 ^	30	41
Texas Instruments, Inc.
1.65%, 08/03/2019	37	37
Time Warner Cable, Inc.
5.50%, 09/01/2041	14	16
6.55%, 05/01/2037	100	126
8.75%, 02/14/2019	105	143
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	30	42
Time Warner, Inc.
5.38%, 10/15/2041	17	19
Toyota Motor Credit Corp.
1.00%, 02/17/2015	80	81
2.00%, 09/15/2016	90	94
2.05%, 01/12/2017	100	104
U.S. Bancorp
3.00%, 03/15/2022	33	35
4.13%, 05/24/2021 ^	37	42
7.50%, 06/01/2026	70	89
Union Carbide Corp.
7.50%, 06/01/2025	40	49
7.75%, 10/01/2096	40	46
Union Pacific Corp.
2.95%, 01/15/2023	21	22
4.16%, 07/15/2022	87	98
4.30%, 06/15/2042	24	26
United Parcel Service, Inc.
2.45%, 10/01/2022	29	29
United Technologies Corp.
4.50%, 06/01/2042	71	80
6.13%, 02/01/2019	50	63
UnitedHealth Group, Inc.
3.38%, 11/15/2021	37	39
Verizon Communications, Inc.
8.75%, 11/01/2018	180	251
8.95%, 03/01/2039	30	52
Verizon Global Funding Corp.
7.75%, 12/01/2030	280	417
Viacom, Inc.
3.13%, 06/15/2022	50	52
3.88%, 12/15/2021	40	44
Virginia Electric and Power Co.
2.95%, 01/15/2022	8	8
Wachovia Bank NA
5.60%, 03/15/2016	300	337
Wachovia Corp.
5.75%, 02/01/2018	480	579
Walgreen Co.
3.10%, 09/15/2022	94	95

	Principal (000’s)	Value (000’s)
United States (continued)
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	$25	$25
WEA Finance LLC
7.13%, 04/15/2018 - 144A	50	61
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A	105	104
6.75%, 09/02/2019 - 144A	60	73
WellPoint, Inc.
3.13%, 05/15/2022	62	62
3.30%, 01/15/2023	21	21
4.63%, 05/15/2042	50	50
5.88%, 06/15/2017	50	59
Wells Fargo & Co.
2.63%, 12/15/2016	64	68
4.60%, 04/01/2021	200	231
5.63%, 12/11/2017	50	60
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2	2
Xcel Energy, Inc.
4.80%, 09/15/2041	3	3
Xerox Corp.
2.95%, 03/15/2017	16	17
4.50%, 05/15/2021 ^	24	26
5.63%, 12/15/2019	70	79

Total Corporate Debt Securities (cost $39,262)		41,658

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% ¥
United States - 0.0% ¥
U.S. Treasury Bill
0.15%, 05/30/2013  g	110	110
Total Short-Term U.S. Government Obligation (cost $110)

	Shares	Value (000’s)
COMMON STOCKS - 15.2%
United States - 15.2%
Abbott Laboratories	8,587	589
ACE, Ltd. ^	4,341	328
Adobe Systems, Inc. ‡	4,823	157
Aetna, Inc. ^	1,389	55
AGL Resources, Inc. ^	1,296	53
Air Products & Chemicals, Inc.	5,429	448
Alcoa, Inc. ^	18,733	165
Alexandria Real Estate Equities, Inc. REIT ^	2,222	164
Allergan, Inc.	2,573	236
Altera Corp.	5,012	170
Altria Group, Inc.	4,597	153
Amazon.com, Inc. ‡^	2,019	513
American Electric Power Co., Inc.	2,176	96
American Express Co.	5,480	312
American Tower Corp. - Class A REIT	631	45
Ameriprise Financial, Inc.	3,140	178
AmerisourceBergen Corp. - Class A ^	5,868	227
Anadarko Petroleum Corp.	2,242	157
Apache Corp.	2,756	238
Apartment Investment & Management Co. - Class A REIT ^	3,461	90
Apple, Inc.	5,017	3,347

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
Archer-Daniels-Midland Co.	12,971	$353
AT&T, Inc.	19,592	739
AutoZone, Inc. ‡ ^	978	362
Axis Capital Holdings, Ltd.	799	28
Baker Hughes, Inc. ^	4,276	193
Bank of America Corp.	66,052	583
Baxter International, Inc.	4,936	297
Beam, Inc.	1,216	70
Berkshire Hathaway, Inc. - Class B ‡	2,293	202
Big Lots, Inc. ‡ ^	266	8
Biogen Idec, Inc. ‡	3,886	580
Broadcom Corp. - Class A ‡	3,960	137
Capital One Financial Corp.	8,691	495
CareFusion Corp. ‡	12,527	356
Carnival Corp. ^	6,537	238
CBL & Associates Properties, Inc. REIT ^	4,427	94
CBS Corp. - Class B	15,879	577
Celgene Corp. ‡	7,278	556
CenterPoint Energy, Inc. ^	5,390	115
CF Industries Holdings, Inc.	571	127
Chesapeake Energy Corp. ^	2,931	55
Chevron Corp.	14,628	1,704
Cisco Systems, Inc.	39,414	753
Citigroup, Inc.	19,766	647
Citrix Systems, Inc. ‡	853	65
Clorox Co. ^	1,432	103
CME Group, Inc. - Class A ^	3,612	207
Coach, Inc. ^	4,526	254
Coca-Cola Co.	31,656	1,200
Coca-Cola Enterprises, Inc.	5,299	166
Cognizant Technology Solutions Corp. - Class A ‡	2,165	151
Comcast Corp. - Class A ^	13,965	500
Comerica, Inc. ^	1,799	56
ConAgra Foods, Inc.	4,227	117
ConocoPhillips ^	2,335	134
Constellation Brands, Inc. - Class A ‡ ^	1,244	40
Covidien PLC	7,496	446
Crown Holdings, Inc. ‡	2,287	84
CSX Corp. ^	28,963	601
CVS Caremark Corp.	5,808	281
D.R. Horton, Inc. ^	2,805	58
Deere & Co. ^	1,804	149
Delphi Automotive PLC ‡ ^	1,852	57
Denbury Resources, Inc. ‡	1,747	28
Devon Energy Corp.	1,807	109
DIRECTV ‡	1,506	79
DISH Network Corp. - Class A	1,835	56
Dow Chemical Co. ^	5,237	152
Dr. Pepper Snapple Group, Inc. ^	3,213	143
DTE Energy Co.	2,817	169
Duke Realty Corp. REIT ^	3,186	47
E.I. du Pont de Nemours & Co. ^	7,832	394
eBay, Inc. ‡	5,522	267
Emerson Electric Co.	9,776	472
Energizer Holdings, Inc. ^	384	29
Ensco PLC - Class A ^	4,998	273
EOG Resources, Inc.	2,280	255
Equity Lifestyle Properties, Inc. REIT ^	385	26
Essex Property Trust, Inc. REIT ^	509	75
Everest RE Group, Ltd.	517	55
Expedia, Inc.	1,065	62
Exxon Mobil Corp. ^	14,655	1,340
Fluor Corp. ^	7,823	440
Freeport-McMoRan Copper & Gold, Inc. ^	4,061	161

	Shares	Value (000’s)
United States (continued)
General Electric Co.	21,448	$487
General Mills, Inc. ^	9,715	387
General Motors Co. ‡ ^	8,829	201
Georgia Gulf Corp. ^	1,659	60
Goldman Sachs Group, Inc. ^	2,470	281
Google, Inc. - Class A ‡	1,536	1,160
Halliburton Co. ^	11,269	379
Hartford Financial Services Group, Inc. ^	5,289	103
Hewlett-Packard Co. ^	11,624	198
Highwoods Properties, Inc. REIT ^	1,555	51
Hologic, Inc. ‡ ^	1,334	27
Home Depot, Inc.	13,768	831
Home Properties, Inc. REIT ^	1,381	85
Honeywell International, Inc. ^	7,564	452
Humana, Inc.	4,123	289
Huntington Bancshares, Inc. ^	9,308	64
Intel Corp. ^	7,957	180
International Business Machines Corp.	4,783	992
Invesco, Ltd.	12,395	310
Johnson & Johnson	3,692	254
Johnson Controls, Inc.	4,659	128
Kellogg Co. ^	946	49
KeyCorp	8,614	75
Kinder Morgan, Inc.	5,488	195
KLA-Tencor Corp.	1,824	87
Kraft Foods, Inc. - Class A ‡	19,182	792
Kroger Co. ^	4,905	115
LAM Research Corp. ‡	8,242	262
LaSalle Hotel Properties REIT ^	3,042	81
Lennar Corp. - Class A ^	1,861	65
Liberty Property Trust REIT ^	2,871	104
LinkedIn Corp. - Class A ‡	302	36
Lowe’s Cos., Inc. ^	14,288	432
LSI Corp. ‡ ^	15,221	105
LyondellBasell Industries NV - Class A	2,976	154
Macy’s, Inc.	3,399	128
Marvell Technology Group, Ltd.	5,965	55
Masco Corp. ^	10,170	153
Mastercard, Inc. - Class A	288	130
Merck & Co., Inc.	27,640	1,247
MetLife, Inc. ^	16,358	564
Mettler-Toledo International, Inc. ‡	100	17
Microsoft Corp.	48,438	1,443
Mylan, Inc. ‡	6,594	161
National Oilwell Varco, Inc.	2,418	194
National Retail Properties, Inc. REIT	1,631	50
NetApp, Inc. ‡ ^	2,001	66
NextEra Energy, Inc. ^	8,021	564
NiSource, Inc.	2,316	59
Norfolk Southern Corp.	4,106	261
Northrop Grumman Corp. ^	1,117	74
NV Energy, Inc.	10,321	186
Occidental Petroleum Corp.	7,141	615
OGE Energy Corp. ^	194	11
Oracle Corp.	35,788	1,127
O’Reilly Automotive, Inc. ‡ ^	532	44
PACCAR, Inc. ^	9,961	398
Peabody Energy Corp. ^	5,741	128
People’s United Financial, Inc. ^	4,116	50
PepsiCo, Inc.	8,672	614
Perrigo Co. ^	433	50
Pfizer, Inc.	39,126	972
PG&E Corp.	9,328	398
Philip Morris International, Inc.	8,353	752
Plum Creek Timber Co., Inc. REIT ^	3,473	152

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
Post Properties, Inc. REIT ^	233	$11
Procter & Gamble Co.	5,805	402
Prudential Financial, Inc. ^	3,818	208
Public Storage REIT ^	639	89
PulteGroup, Inc. ‡ ^	16,843	261
QUALCOMM, Inc.	7,780	486
Regions Financial Corp.	6,406	46
Safeway, Inc. ^	1,752	28
Schlumberger, Ltd.	3,211	232
Sempra Energy	6,546	422
Smithfield Foods, Inc. ‡ ^	3,153	62
Southwest Airlines Co. ^	8,537	75
SPX Corp.	1,752	115
St. Jude Medical, Inc. ^	580	24
Stanley Black & Decker, Inc. ^	756	58
Staples, Inc. ^	3,125	36
State Street Corp.	11,035	463
SunTrust Banks, Inc.	6,859	194
Target Corp.	9,464	600
Texas Instruments, Inc.	7,715	213
Time Warner Cable, Inc. ^	3,428	326
Time Warner, Inc. ^	14,915	676
TJX Cos., Inc.	7,906	354
Tyco International, Ltd.	10,430	587
UGI Corp. ^	1,989	63
Union Pacific Corp.	6,984	829
United Parcel Service, Inc. - Class B	4,664	334
United Technologies Corp. ^	11,504	901
UnitedHealth Group, Inc. ^	10,256	569
V.F. Corp. ^	3,013	480
Valero Energy Corp.	8,035	255
Verizon Communications, Inc.	17,889	815
Vertex Pharmaceuticals, Inc. ‡ ^	1,283	72
Visa, Inc. - Class A ^	2,657	357
Walgreen Co. ^	3,888	142
Wal-Mart Stores, Inc. ^	3,844	284
Walter Energy, Inc. ^	1,619	53
Weatherford International, Ltd. ‡	3,515	45
Wells Fargo & Co.	41,388	1,430
Weyerhaeuser Co. REIT ^	4,974	130
WW Grainger, Inc. ^	538	112
Zynga, Inc. - Class A ‡	21,918	62

Total Common Stocks (cost $53,924)		59,326

	Shares	Value (000’s)
INVESTMENT COMPANIES - 8.8%
United States - 8.8%
JPMorgan Emerging Markets Debt Fund à	191,502	$1,710
JPMorgan High Yield Fund à	408,076	3,297
JPMorgan International Equity Fund à	686,485	9,137
JPMorgan International Opportunities Fund à	804,165	10,084
JPMorgan Intrepid America Fund à	381,716	10,181

Total Investment Companies (cost $32,440)		34,409

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	24,029,767	24,030
Total Securities Lending Collateral (cost $24,030)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $17,595 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $17,950.	$17,595	17,595
Total Repurchase Agreement (cost $17,595)

Total Investment Securities (cost $401,423) P		419,069
Other Assets and Liabilities - Net		(28,101)

Net Assets		$390,968

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
10-Year U.S. Treasury Note	Long	39	12/19/2012	$39
5-Year U.S. Treasury Note	Short	(105)	12/31/2012	(47)
ASX SPI 200 Index	Short	(26)	12/20/2012	17
EURO STOXX 50 Index	Long	119	12/21/2012	(169)
FTSE 100 Index	Short	(37)	12/21/2012	94
Hang Seng Index Futures	Long	22	10/30/2012	20
S&P 500 E-Mini Index	Long	174	12/21/2012	(7)
S&P TSE 60 Index	Short	(1)	12/20/2012	1
TOPIX Index	Long	52	12/14/2012	35

				$(17)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
U.S. Government Agency Obligation	25.9%	$108,395
U.S. Government Obligation	22.3	93,353
Capital Markets	9.4	39,262
Mortgage-Backed Security	5.8	24,182
Asset-Backed Security	3.3	14,013
Commercial Banks	2.1	8,898
Diversified Financial Services	1.8	7,652
Oil, Gas & Consumable Fuels	1.8	7,437
Computers & Peripherals	1.0	4,135
Media	1.0	4,119
Electric Utilities	1.0	3,972
Insurance	0.9	3,810
Pharmaceuticals	0.9	3,743
Diversified Telecommunication Services	0.9	3,647
Software	0.7	3,012
Beverages	0.6	2,612
Food Products	0.6	2,459
Road & Rail	0.6	2,433
Consumer Finance	0.5	2,258
Specialty Retail	0.5	2,255
Real Estate Investment Trusts	0.5	2,135
Energy Equipment & Services	0.5	2,035
Chemicals	0.5	2,015
Multi-Utilities	0.5	1,950
IT Services	0.5	1,911
Aerospace & Defense	0.4	1,723
Foreign Government Obligation	0.4	1,576
Health Care Providers & Services	0.4	1,550
Internet Software & Services	0.4	1,538
Biotechnology	0.4	1,441
Semiconductors & Semiconductor Equipment	0.3	1,436
Food & Staples Retailing	0.3	1,286
Communications Equipment	0.3	1,239
Industrial Conglomerates	0.3	1,203
Health Care Equipment & Supplies	0.3	1,150
Metals & Mining	0.2	1,030
Machinery	0.2	1,010
Multiline Retail	0.2	910
Tobacco	0.2	905
Textiles, Apparel & Luxury Goods	0.2	734
Internet & Catalog Retail	0.1	575
Gas Utilities	0.1	562
Household Products	0.1	549
Construction & Engineering	0.1	524
Automobiles	0.1	508
Electrical Equipment	0.1	472
Municipal Government Obligation	0.1	422
Household Durables	0.1	384
Wireless Telecommunication Services	0.1	370
Air Freight & Logistics	0.1	363
Auto Components	0.1	351
Independent Power Producers & Energy Traders	0.1	333
Hotels, Restaurants & Leisure	0.1	238
Airlines	0.1	192
Commercial Services & Supplies	0.0	¥171
Building Products	0.0	¥153
Electronic Equipment & Instruments	0.0	¥151
Office Electronics	0.0	¥121
Trading Companies & Distributors	0.0	¥112
Transportation Infrastructure	0.0	¥100
Containers & Packaging	0.0	¥84
Water Utilities	0.0	¥84
Thrifts & Mortgage Finance	0.0	¥50
Construction Materials	0.0	¥24
Life Sciences Tools & Services	0.0	¥17

Investment Securities, at Value	90.0	377,334
Short-Term Investments	10.0	41,735

Total Investments	100.0%	$419,069

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

	Rate shown reflects the yield at 09/28/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $23,471.
g	A portion of this security in the amount of $2,118 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Cash in the amount of $102 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
à	The fund is affiliated with the sub-adviser of the portfolio.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $900, or 0.23% of the portfolio’s net assets.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $401,423. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,606 and $960, respectively. Net unrealized appreciation for tax purposes is $17,646.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $22,549, or 5.77% of the portfolio’s net assets.
IO	Interest Only
PO	Principal Only
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Asset-Backed Securities	$—	$14,013	$—	$14,013
Common Stocks	59,326	—	—	59,326
Corporate Debt Securities	—	41,658	—	41,658
Foreign Government Obligations	—	1,576	—	1,576
Investment Companies	34,409	—	—	34,409
Mortgage-Backed Securities	—	24,581	—	24,581
Municipal Government Obligations	—	422	—	422
Repurchase Agreement	—	17,595	—	17,595
Securities Lending Collateral	24,030	—	—	24,030
Short-Term U.S. Government Obligation	—	110	—	110
U.S. Government Agency Obligations	—	107,996	—	107,996
U.S. Government Obligations	—	93,353	—	93,353

Total	$117,765	$301,304	$—	$419,069

Other Financial Instruments ~~₣~~	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts - Appreciation	$206	$—	$—	$206
Futures Contracts - Depreciation	(223)	—	—	(223)

Total	$(17)	$—	$—	$(17)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 94.7%
Capital Markets - 90.0%
iShares Barclays 20+ Year Treasury Bond Fund	29,724	$3,693
iShares MSCI EAFE Index Fund	32,368	1,716
iShares S&P 500 Index Fund	95,105	13,732
Vanguard Total Bond Market ETF	161,241	13,730
Growth - Small Cap - 4.7%
Vanguard Small-Capital ETF	21,392	1,714

Total Investment Companies (cost $33,960)		34,585

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 0.7%
Put Options - 0.7%
S&P 500 E-Mini Index	$ ¿	5
Index Value 1,200.00
Expires 09/20/2013
S&P 500 Index	¿	8
Index Value 1,075.00
Expires 12/21/2013
S&P 500 Index	¿	14
Index Value 1,125.00
Expires 12/21/2013
S&P 500 Index	1	67
Index Value 1,150.00
Expires 12/21/2013
S&P 500 Index	1	28
Index Value 1,175.00
Expires 12/21/2013
S&P 500 Index	¿	24
Index Value 1,200.00
Expires 12/21/2013
S&P 500 Index	¿	27
Index Value 1,225.00
Expires 12/21/2013
S&P 500 Index	1	67
Index Value 1,250.00
Expires 12/21/2013
S&P 500 Index	¿	26
Index Value 1,300.00
Expires 12/21/2013

Total Purchased Options (cost $334)		266

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.0% ¥
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $5 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $8.	$5	$5
Total Repurchase Agreement (cost $5)

Total Investment Securities (cost $34,299) P		34,856
Other Assets and Liabilities - Net		1,693

Net Assets		$36,549

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

¿	Amount is less than 1.
¥	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $34,299. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $669 and $112, respectively. Net unrealized appreciation for tax purposes is $557.

DEFINITION:

ETF	Exchange-Traded Fund

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2012
Investment Companies	$34,585	$—	$—	$34,585
Purchased Options	—	266	—	266
Repurchase Agreement	—	5	—	5

Total	$34,585	$271	$—	$34,856

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 96.7%
Capital Markets - 90.0%
iShares Barclays 20+ Year Treasury Bond Fund	5,731	$712
iShares MSCI EAFE Index Fund	14,485	768
iShares S&P 500 Index Fund	42,569	6,148
Vanguard Total Bond Market ETF	30,879	2,629
Growth - Small Cap - 6.7%
Vanguard Small-Capital ETF	9,575	767

Total Investment Companies (cost $10,765)		11,024

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 1.0%
Put Options - 1.0%
S&P 500 Index	$ ¿	4
Index Value 1,075.00
Expires 12/21/2013
S&P 500 Index	¿	4
Index Value 1,100.00
Expires 12/21/2013
S&P 500 Index	¿	9
Index Value 1,125.00
Expires 12/21/2013
S&P 500 Index	¿	15
Index Value 1,150.00
Expires 12/21/2013
S&P 500 Index	1	29
Index Value 1,175.00
Expires 12/21/2013
S&P 500 Index	¿	12
Index Value 1,200.00
Expires 12/21/2013
S&P 500 Index	¿	15
Index Value 1,250.00
Expires 12/21/2013
S&P 500 Index	¿	24
Index Value 1,275.00
Expires 12/21/2013

Total Purchased Options (cost $143)		112

	Principal (000’s)		Value (000’s)
REPURCHASE AGREEMENT - 0.0% ¥
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $¿ on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $3.	$	¿	$	¿
Total Repurchase Agreement (cost $¿)

Total Investment Securities (cost $10,908) P				11,136
Other Assets and Liabilities - Net				265

Net Assets				$11,401

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

¥	Percentage rounds to less than 0.1%.
¿	Amount is less than 1.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $10,908. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $267 and $39, respectively. Net unrealized appreciation for tax purposes is $228.

DEFINITION:

ETF	Exchange-Traded Fund

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$11,024	$—	$—	$11,024
Purchased Options	—	112	—	112
Repurchase Agreement	—	¿	—	¿

Total	$11,024	$112	$—	$11,136

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.9%
Capital Markets - 62.6%
Madison Mosaic Disciplined Equity Fund à	176,772	$2,530
Madison Mosaic Institutional Bond Fund à	356,072	4,017
MEMBERS Bond Fund à	371,810	3,963
MEMBERS Equity Income Fund à	75,702	750
MEMBERS International Stock Fund à	96,119	1,038
MEMBERS Large Capital Growth Fund à	90,139	1,606
MEMBERS Large Capital Value Fund à	123,834	1,751
Global/International Equity - 4.0%
Transamerica International Value Opportunities	113,638	997
Tactical and Specialty - 18.0%
Transamerica Bond	425,556	4,494
U.S. Equity - 15.3%
Transamerica JPMorgan Enhanced Index VP	247,201	3,334
Transamerica Systematic Small/Mid Cap Value VP	29,379	503

Total Investment Companies (cost $24,253)		24,983

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $93 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $99.	$93	$93
Total Repurchase Agreement (cost $93)

Total Investment Securities (cost $24,346) P		25,076
Other Assets and Liabilities - Net		(66)

Net Assets		$25,010

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
à	The investment issuer is affiliated with the sub-adviser of the portfolio.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $24,346. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $774 and $44, respectively. Net unrealized appreciation for tax purposes is $730.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$24,983	$—	$—	$24,983
Repurchase Agreement	—	93	—	93

Total	$24,983	$93	$—	$25,076

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.8%
Capital Markets - 62.5%
Madison Mosaic Disciplined Equity Fund à	221,139	$3,164
Madison Mosaic Institutional Bond Fund à	408,228	4,606
MEMBERS Bond Fund à	418,788	4,464
MEMBERS Equity Income Fund à	55,472	550
MEMBERS International Stock Fund à	119,669	1,292
MEMBERS Large Capital Growth Fund à	83,557	1,489
MEMBERS Large Capital Value Fund à	116,617	1,649
Fixed Income - 18.3%
Transamerica PIMCO Total Return VP	419,914	5,039
Inflation-Protected Securities - 1.0%
Transamerica PIMCO Real Return TIPS VP	24,441	273
Tactical and Specialty - 18.0%
Transamerica Bond	470,154	4,965

Total Investment Companies (cost $26,987)		27,491

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $203 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $209.	$203	$203
Total Repurchase Agreement (cost $203)

Total Investment Securities (cost $27,190) P		27,694
Other Assets and Liabilities - Net		(149)

Net Assets		$27,545

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
à	The investment issuer is affiliated with the sub-adviser of the portfolio.
The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $27,190. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $513 and $9, respectively. Net unrealized appreciation for tax purposes is $504.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$27,491	$—	$—	$27,491
Repurchase Agreement	—	203	—	203

Total	$27,491	$203	$—	$27,694

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 37.8%
U.S. Treasury Bond
4.38%, 05/15/2041	$400	$530
U.S. Treasury Note
0.38%, 10/31/2012	1,000	1,000
1.00%, 09/30/2016	1,500	1,532
1.38%, 01/15/2013 - 12/31/2018	2,350	2,385
1.63%, 08/15/2022 ^	300	300
2.00%, 11/15/2021	1,450	1,514
2.38%, 10/31/2014 - 06/30/2018	3,200	3,395
3.13%, 10/31/2016 - 05/15/2021	3,000	3,356

Total U.S. Government Obligations (cost $13,777)		14,012

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.1%
Fannie Mae
3.50%, 08/01/2042	200	214
4.00%, 02/01/2041 - 04/01/2041	160	173
4.50%, 03/01/2039 - 03/01/2041	112	121
5.00%, 07/01/2035	34	37
Fannie Mae, TBA
3.00%	250	264
Freddie Mac
3.50%, 09/01/2042	300	323
4.00%, 09/01/2040 - 10/01/2041	307	330
4.50%, 11/01/2039	33	35
Freddie Mac, TBA
3.50%	250	269
Ginnie Mae
4.00%, 12/15/2039	43	47
4.50%, 08/15/2040	55	60

Total U.S. Government Agency Obligations (cost $1,837)		1,873

CORPORATE DEBT SECURITIES - 14.8%
Beverages - 0.7%
Coca-Cola Co.
5.35%, 11/15/2017	225	272
Commercial Banks - 0.6%
U.S. Bancorp
4.20%, 05/15/2014	200	212
Consumer Finance - 1.1%
American Express Co.
4.88%, 07/15/2013	150	155
John Deere Capital Corp.
1.40%, 03/15/2017	250	256
Diversified Financial Services - 0.6%
General Electric Capital Corp.
2.90%, 01/09/2017 ^	225	238
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 02/15/2022 ^	200	211
Electrical Equipment - 0.6%
Emerson Electric Co.
5.00%, 04/15/2019	175	209
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.
5.50%, 03/15/2017 ^	250	301
Walgreen Co.
5.25%, 01/15/2019	125	147
Wal-Mart Stores, Inc.
3.25%, 10/25/2020 ^	200	220

	Principal (000’s)	Value (000’s)
Industrial Conglomerates - 0.4%
3M Co.
4.38%, 08/15/2013	$125	$130
Media - 1.1%
Comcast Corp.
5.15%, 03/01/2020 ^	250	297
Walt Disney Co.
4.50%, 12/15/2013 ^	100	105
Multiline Retail - 0.6%
Target Corp.
2.90%, 01/15/2022 ^	225	238
Oil, Gas & Consumable Fuels - 2.5%
ConocoPhillips
5.75%, 02/01/2019 ^	175	217
Devon Energy Corp.
6.30%, 01/15/2019	200	249
Marathon Oil Corp.
6.00%, 10/01/2017 ^	200	245
Valero Energy Corp.
6.13%, 06/15/2017 ^	200	242
Pharmaceuticals - 1.5%
Abbott Laboratories
5.60%, 11/30/2017	200	245
Eli Lilly & Co.
4.20%, 03/06/2014 ^	100	105
Pfizer, Inc.
5.35%, 03/15/2015	200	224
Road & Rail - 0.6%
Norfolk Southern Corp.
3.25%, 12/01/2021	200	210
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.
1.95%, 10/01/2016 ^	200	210
3.30%, 10/01/2021 ^	200	217
Software - 0.9%
Microsoft Corp.
3.00%, 10/01/2020 ^	200	220
Oracle Corp.
4.95%, 04/15/2013	100	102

Total Corporate Debt Securities (cost $5,338)		5,477

	Shares	Value (000’s)
COMMON STOCKS - 39.4%
Aerospace & Defense - 1.7%
Boeing Co.	3,977	277
Lockheed Martin Corp. ^	1,791	167
United Technologies Corp.	2,255	177
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	4,244	304
Beverages - 2.6%
Coca-Cola Co.	6,166	234
Diageo PLC ADR	1,989	224
PepsiCo, Inc.	7,117	504
Capital Markets - 1.8%
Bank of New York Mellon Corp.	7,233	164
BlackRock, Inc. - Class A ^	1,773	316
Northern Trust Corp. ^	3,878	180
Chemicals - 0.6%
Air Products & Chemicals, Inc. ^	2,721	225

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Commercial Banks - 2.5%
M&T Bank Corp. ^	2,389	$227
U.S. Bancorp	8,886	305
Wells Fargo & Co.	11,077	383
Commercial Services & Supplies - 0.4%
Waste Management, Inc. ^	4,774	153
Diversified Telecommunication Services - 1.0%
AT&T, Inc. ^	10,312	389
Electrical Equipment - 0.4%
Emerson Electric Co. ^	3,314	160
Energy Equipment & Services - 0.6%
Ensco PLC - Class A ^	4,177	228
Food & Staples Retailing - 0.9%
Sysco Corp. ^	5,437	170
Wal-Mart Stores, Inc. ^	2,321	171
Food Products - 0.7%
Nestle SA ADR	3,914	247
Health Care Equipment & Supplies - 1.5%
Becton Dickinson and Co. ^	2,254	177
Medtronic, Inc. ^	8,621	372
Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	2,319	213
Household Products - 0.9%
Procter & Gamble Co.	4,905	340
Industrial Conglomerates - 1.1%
3M Co. ^	4,376	404
Insurance - 2.9%
Axis Capital Holdings, Ltd. ^	6,839	239
PartnerRe, Ltd. ^	3,581	266
Travelers Cos., Inc. ^	8,355	570
IT Services - 1.2%
Accenture PLC - Class A ^	2,825	198
Paychex, Inc. ^	6,962	232
Media - 2.2%
Omnicom Group, Inc. ^	4,743	245
Time Warner, Inc. ^	8,621	391
Viacom, Inc. - Class B ^	3,680	197
Multiline Retail - 0.8%
Target Corp.	4,576	290
Oil, Gas & Consumable Fuels - 4.0%
Chevron Corp. ^	6,066	706
ConocoPhillips ^	9,616	550
Occidental Petroleum Corp.	2,850	245

	Shares	Value (000’s)
Pharmaceuticals - 5.9%
Johnson & Johnson ^	8,520	$587
Merck & Co., Inc.	13,661	616
Novartis AG ADR	4,177	256
Pfizer, Inc.	29,976	744
Road & Rail - 0.6%
Norfolk Southern Corp. ^	3,416	217
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp. ^	17,042	387
Linear Technology Corp.	5,966	190
Software - 1.6%
Microsoft Corp.	19,698	587
Tobacco - 0.5%
Philip Morris International, Inc.	2,057	185

Total Common Stocks (cost $13,554)		14,609

SECURITIES LENDING COLLATERAL - 20.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	7,708,526	7,709
Total Securities Lending Collateral (cost $7,709)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 6.2%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $2,315 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $2,365.	$2,315	2,315
Total Repurchase Agreement (cost $2,315)

Total Investment Securities (cost $44,530) P		45,995
Other Assets and Liabilities - Net		(8,933)

Net Assets		$37,062

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $7,544.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $44,530. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,560 and $95, respectively. Net unrealized appreciation for tax purposes is $1,465.

DEFINITIONS:

ADR	American Depositary Receipt
TBA	To Be Announced

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$14,609	$—	$—	$14,609
Corporate Debt Securities	—	5,477	—	5,477
Repurchase Agreement	—	2,315	—	2,315
Securities Lending Collateral	7,709	—	—	7,709
U.S. Government Agency Obligations	—	1,873	—	1,873
U.S. Government Obligations	—	14,012	—	14,012

Total	$22,318	$23,677	$—	$45,995

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATION - 37.6%
U.S. Treasury STRIPS
0.72%, 11/15/2017 	$1,080	$1,041
Total U.S. Government Obligation (cost $1,038)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.1%
Fannie Mae
0.88%, 08/28/2017	200	201
Federal Farm Credit Banks
4.88%, 01/17/2017	280	331
Freddie Mac
1.00%, 06/21/2017 - 09/29/2017	520	525

Total U.S. Government Agency Obligations (cost $1,055)		1,057

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury Bill
0.09%, 12/20/2012  g	20	20
Total Short-Term U.S. Government Obligation (cost $20)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTION - 14.4%
Call Option - 14.4%
S&P 500 Index - Flex	$2	$398
Index Value 1,460.00
Expires 09/16/2017
Total Purchased Option (cost $403)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 5.3%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $148 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $151.	148	148
Total Repurchase Agreement (cost $148)

Total Investment Securities (cost $2,664) P		2,664
Other Assets and Liabilities - Net		107

Net Assets		$2,771

FUTURES CONTRACT:

Description	Type	Contract	Expiration Date	Net Unrealized (Depreciation) (000’s)
S&P 500 E-Mini Index	Long	1	12/21/2012	$(1)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 09/28/2012.
g	This security, in the amount of $20, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
P	Aggregate cost for federal income tax purposes is $2,664.

DEFINITION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Purchased Option	$—	$398	$—	$398
Repurchase Agreement	—	148	—	148
Short-Term U.S. Government Obligation	—	20	—	20
U.S. Government Agency Obligations	—	1,057	—	1,057
U.S. Government Obligation	—	1,041	—	1,041

Total	$—	$2,664	$—	$2,664

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contract - Depreciation	$(1)	$—	$—	$(1)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 97.7%
Australia - 2.0%
QBE Insurance Group, Ltd.	217,780	$2,926
Westpac Banking Corp.	42,590	1,098
Brazil - 1.9%
BM&FBOVESPA SA	249,600	1,508
Itau Unibanco Holding SA ADR	102,490	1,566
Tim Participacoes SA ADR ^	41,530	798
Canada - 2.4%
Canadian National Railway Co.	55,430	4,891
Czech Republic - 0.7%
Komercni Banka AS	7,575	1,504
France - 11.7%
Air Liquide SA	35,142	4,356
Danone SA	65,770	4,049
Dassault Systemes SA	11,202	1,177
Legrand SA	60,429	2,278
LVMH Moet Hennessy Louis Vuitton SA	25,014	3,761
Pernod-Ricard SA	36,975	4,149
Schneider Electric SA	61,217	3,623
Germany - 11.6%
Bayer AG	74,284	6,380
Beiersdorf AG	56,776	4,166
Deutsche Boerse AG	12,336	683
Linde AG	33,349	5,742
Merck KGaA	23,095	2,849
SAP AG	51,568	3,652
Hong Kong - 3.9%
AIA Group, Ltd.	602,800	2,235
China Unicom, Ltd. ^	1,166,000	1,913
CNOOC, Ltd.	376,000	770
Li & Fung, Ltd. ^	1,760,000	2,728
India - 2.0%
ICICI Bank, Ltd. ADR	90,550	3,635
Infosys, Ltd. ADR ^	7,850	381
Japan - 14.4%
Canon, Inc. ^	80,700	2,580
Denso Corp. ^	116,800	3,669
FANUC Corp.	17,200	2,773
Honda Motor Co., Ltd. ^	128,400	3,944
Hoya Corp. ^	107,200	2,355
INPEX Corp. ^	587	3,501
Lawson, Inc. ^	46,400	3,567
NTT DOCOMO, Inc. ^	871	1,413
Shin-Etsu Chemical Co., Ltd. ^	89,000	5,007
Korea, Republic of - 0.9%
Samsung Electronics Co., Ltd.	1,469	1,779
Mexico - 0.4%
Grupo Financiero Santander Mexico SAB de CV ADR ‡	59,750	819
Netherlands - 7.6%
Akzo Nobel NV	58,152	3,287
Heineken NV ^	88,011	5,246
ING Groep NV ‡	401,677	3,174
Randstad Holding NV	102,346	3,402
Singapore - 1.1%
DBS Group Holdings, Ltd.	120,000	1,407
Singapore Telecommunications, Ltd.	333,700	870
South Africa - 0.3%
MTN Group, Ltd.	33,923	653
Spain - 2.7%
Amadeus IT Holding SA - Class A	122,293	2,849
Banco Santander SA ‡	254,709	1,897
Red Electrica Corp. SA	18,818	892
Sweden - 1.0%
Hennes & Mauritz AB - Class B	60,240	2,093

	Shares	Value (000’s)
Switzerland - 9.7%
Givaudan SA ‡	435	$413
Julius Baer Group, Ltd. ‡	82,828	2,888
Keuhne & Nagel International AG	5,300	598
Nestle SA	109,510	6,905
Roche Holding AG	17,280	3,228
Sonova Holding AG ‡	14,774	1,493
Swiss Re AG ‡	25,693	1,651
UBS AG ‡	203,855	2,482
Taiwan - 2.3%
HON HAI Precision Industry Co., Ltd.	602,390	1,891
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	184,037	2,912
United Kingdom - 19.5%
Barclays PLC	388,517	1,348
BG Group PLC	94,730	1,912
Compass Group PLC	382,840	4,225
Diageo PLC	139,938	3,931
Hays PLC	651,590	811
HSBC Holdings PLC	716,433	6,631
Reckitt Benckiser Group PLC	59,531	3,427
Rio Tinto PLC	69,560	3,241
Royal Dutch Shell PLC - Class A	108,196	3,743
Smiths Group PLC	124,317	2,082
Standard Chartered PLC	195,433	4,418
WPP PLC	274,442	3,729
United States - 1.6%
Check Point Software Technologies, Ltd. ‡ ^	35,530	1,711
Delphi Automotive PLC ‡ ^	49,750	1,542

Total Common Stocks (cost $183,727)		197,207

SECURITIES LENDING COLLATERAL - 17.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	34,482,748	34,483
Total Securities Lending Collateral (cost $34,483)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $2,860 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $2,920.	$2,860	2,860
Total Repurchase Agreement (cost $2,860)

Total Investment Securities (cost $221,070) P		234,550
Other Assets and Liabilities - Net		(32,776)

Net Assets		$201,774

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Commercial Banks	10.4%	$24,323
Chemicals	8.0	18,805
Beverages	5.7	13,326
Pharmaceuticals	5.3	12,457
Food Products	4.7	10,954
Oil, Gas & Consumable Fuels	4.2	9,926
Insurance	2.9	6,812
Software	2.8	6,540
Electrical Equipment	2.5	5,901
Capital Markets	2.3	5,370
Diversified Financial Services	2.3	5,365
Auto Components	2.2	5,211
Road & Rail	2.1	4,891
Semiconductors & Semiconductor Equipment	2.0	4,691
Electronic Equipment & Instruments	1.8	4,246
Hotels, Restaurants & Leisure	1.8	4,225
Professional Services	1.8	4,213
Personal Products	1.8	4,166
Automobiles	1.7	3,944
Textiles, Apparel & Luxury Goods	1.6	3,761
Media	1.6	3,729
Food & Staples Retailing	1.5	3,567
Household Products	1.4	3,427
Metals & Mining	1.4	3,241
IT Services	1.4	3,230
Wireless Telecommunication Services	1.2	2,864
Diversified Telecommunication Services	1.2	2,783
Machinery	1.2	2,773
Distributors	1.2	2,728
Office Electronics	1.1	2,580
Specialty Retail	0.9	2,093
Industrial Conglomerates	0.9	2,082
Health Care Equipment & Supplies	0.6	1,493
Electric Utilities	0.4	892
Marine	0.2	598

Investment Securities, at Value	84.1	197,207
Short-Term Investments	15.9	37,343

Total Investments	100.0%	$234,550

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $32,889.
‡	Non-income producing security.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $221,070. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,131 and $10,651, respectively. Net unrealized appreciation for tax purposes is $13,480.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$16,128	$181,079	$—	$197,207
Repurchase Agreement	—	2,860	—	2,860
Securities Lending Collateral	34,483	—	—	34,483

Total	$50,611	$183,939	$—	$234,550

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA, 1.27% 	2,799	$223
Porsche Automobil Holding SE, 1.65% 	537	32
ProSiebenSat.1 Media AG, 5.91% 	3,316	84
RWE AG, 6.45%  ^	121	5
Volkswagen AG, 2.16% 	1,859	338
Korea, Republic of - 0.0% ¥
Samsung Electronics Co., Ltd., 0.70% 	34	24

Total Preferred Stocks (cost $652)		706

COMMON STOCKS - 89.2%
Australia - 5.6%
AGL Energy, Ltd.	4,130	64
ALS, Ltd.	2,400	21
Amcor, Ltd.	8,598	69
AMP, Ltd.	22,567	101
APA Group ^	5,581	27
Asciano, Ltd.	7,110	32
Australia & New Zealand Banking Group, Ltd.	19,364	497
BHP Billiton, Ltd.	24,041	825
Boral, Ltd.	4	¿
Brambles, Ltd.	11,520	84
Coca-Cola Amatil, Ltd.	4,493	63
Cochlear, Ltd. ^	414	29
Commonwealth Bank of Australia ^	11,229	650
Crown, Ltd. ^	2,966	28
CSL, Ltd.	3,732	178
Echo Entertainment Group, Ltd.	5,390	21
Fortescue Metals Group, Ltd. ^	8,311	30
Goodman Group REIT	14,139	58
Harvey Norman Holdings, Ltd.	4,283	9
Iluka Resources, Ltd.	3,245	33
Incitec Pivot, Ltd.	11,689	36
Insurance Australia Group, Ltd.	16,353	74
Leighton Holdings, Ltd. ^	1,089	19
Lend Lease Corp., Ltd.	2,142	17
Macquarie Group, Ltd.	2,259	67
National Australia Bank, Ltd. ^	14,602	386
Newcrest Mining, Ltd.	7,353	222
Orica, Ltd.	2,519	65
Origin Energy, Ltd.	8,094	95
QBE Insurance Group, Ltd.	7,202	97
QR National, Ltd.	12,369	44
Rio Tinto, Ltd. ^	3,190	177
Santos, Ltd.	6,962	82
Sonic Healthcare, Ltd.	3,293	46
Stockland REIT	42,177	146
Suncorp Group, Ltd.	9,098	87
Tabcorp Holdings, Ltd.	5,129	15
Tatts Group, Ltd.	9,954	28
Telstra Corp., Ltd.	29,642	121
Toll Holdings, Ltd.	4,975	23
Transurban Group	9,639	61
Wesfarmers, Ltd.	7,168	255
Westfield Group REIT	18,772	197
Westfield Retail Trust REIT	31,500	94
Westpac Banking Corp.	20,394	526
Woodside Petroleum, Ltd.	4,646	160
Woolworths, Ltd.	8,665	259
WorleyParsons, Ltd. ^	1,628	48
Austria - 0.4%
Erste Group Bank AG ‡	3,626	81
OMV AG	4,055	142
Raiffeisen Bank International AG ^	488	18
Telekom Austria AG	10,239	72
Verbund AG	2,098	43
Vienna Insurance Group AG	1,248	53
Voestalpine AG ^	3,603	108

	Shares	Value (000’s)
Belgium - 0.8%
Ageas	388	$9
Anheuser-Busch InBev NV	8,064	686
Anheuser-Busch InBev NV - STRIP VVPR ‡	2,616	¿
Belgacom SA	1,075	33
Delhaize Group SA	752	29
Groupe Bruxelles Lambert SA	724	54
Mobistar SA	814	26
Solvay SA - Class A	457	53
Telenet Group Holding NV	500	22
UCB SA ^	1,027	56
Umicore SA	972	51
Brazil - 0.1%
All America Latina Logistica SA	4,800	20
BRF - Brasil Foods SA ‡	6,940	120
Canada - 1.5%
Barrick Gold Corp.	12,000	501
Eldorado Gold Corp.	6,800	104
Franco-Nevada Corp.	1,600	94
Goldcorp, Inc.	9,500	436
IAMGOLD Corp.	4,600	73
Kinross Gold Corp.	13,700	140
New Gold, Inc. ‡	5,400	66
Yamana Gold, Inc.	9,200	176
Denmark - 1.1%
A.P. Moller - Maersk A/S - Class B	22	157
DSV A/S	3,219	72
Novo Nordisk A/S - Class B	4,354	688
Novozymes A/S	4,375	121
TDC A/S	10,871	79
Finland - 1.2%
Elisa OYJ	3,573	81
Fortum OYJ	5,889	108
Kesko OYJ - Class B	4,178	118
Kone OYJ - Class B	1,435	99
Metso OYJ	3,113	111
Neste Oil OYJ ^	4,345	57
Nokia OYJ	56,151	145
Sampo OYJ - Class A	3,261	101
Stora Enso OYJ - Class R	6,559	41
UPM-Kymmene OYJ	11,959	135
Wartsila OYJ Abp	1,758	61
France - 6.0%
Accor SA	910	30
Air Liquide SA	1,493	185
Alcatel-Lucent ‡	6,177	7
Alstom SA	6,268	220
AtoS	112	8
AXA SA	10,494	156
BNP Paribas SA	1,330	63
Bouygues SA ^	6,311	154
Capital Gemini SA	639	27
Carrefour SA	3,212	67
Casino Guichard Perrachon SA	432	38
Cie de St-Gobain	6,585	231
Cie Generale de Geophysique-Veritas ‡	4,697	148
Cie Generale des Etablissements Michelin - Class B	462	36
Cie Generale D’optique Essilor International SA	814	76
CNP Assurances	1,555	20
Danone SA	6,270	386
Dassault Systemes SA	273	29
Edenred	910	26
Electricite de France SA	357	7
Eurazeo NPV	138	6
European Aeronautic Defence and Space Co., NV	3,257	103
Fonciere Des Regions REIT	196	15

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
France (continued)
France Telecom SA	7,659	$92
GDF Suez ^	5,812	130
Gecina SA REIT	158	16
Gemalto NV ^	915	80
ICADE REIT	192	16
Imerys SA	271	16
Klepierre REIT	729	26
Lafarge SA	3,292	178
Lagardere SCA	858	23
Legrand SA	3,153	119
L’Oreal SA	635	79
LVMH Moet Hennessy Louis Vuitton SA	725	109
Pernod-Ricard SA	287	32
Peugeot SA ‡ ^	713	6
PPR SA	517	79
Publicis Groupe SA	628	35
Remy Cointreau SA	322	37
Renault SA	470	22
Safran SA	3,120	112
Sanofi	8,924	761
Schneider Electric SA	7,514	445
SCOR SE	2,436	63
SES SA	1,616	44
Societe BIC SA	252	30
Societe Generale SA ‡	11,738	333
Sodexo	521	39
STMicroelectronics NV	3,524	19
Technip SA	2,000	222
Total SA	17,825	884
Unibail-Rodamco SE REIT	898	178
Veolia Environnement SA	1,786	19
Vinci SA	9,877	421
Vivendi SA	9,182	179
Germany - 10.0%
Adidas AG	1,384	114
Allianz SE	6,390	761
BASF SE	10,818	914
Bayer AG	14,961	1,285
Bayerische Motoren Werke AG	4,153	304
Beiersdorf AG	2,966	217
Brenntag AG	484	62
Celesio AG	837	15
Commerzbank AG ‡	5,030	9
Continental AG	392	38
Daimler AG	10,606	513
Deutsche Bank AG	10,358	409
Deutsche Boerse AG	2,447	135
Deutsche Lufthansa AG	1,152	16
Deutsche Post AG	20,364	398
Deutsche Telekom AG	36,526	450
E.ON AG	28,830	685
Fresenius Medical Care AG & Co., KGaA	3,130	230
Fresenius SE & Co. KGaA	1,964	228
GEA Group AG	2,040	62
Hannover Rueckversicherung AG	1,552	99
HeidelbergCement AG	1,475	77
Henkel AG & Co. KGaA	2,919	190
Hugo Boss AG	156	14
Infineon Technologies AG	17,410	110
K+S AG	2,519	124
Lanxess AG	1,815	151
Linde AG	1,841	317
Merck KGaA	204	25
Metro AG	2,256	67
Muenchener Rueckversicherungs AG	2,730	426
RWE AG	6,658	298
SAP AG	15,280	1,082
Siemens AG	7,911	790

	Shares	Value (000’s)
Germany (continued)
ThyssenKrupp AG	2,437	$52
Volkswagen AG	430	72
Hong Kong - 0.0% ¥
China Merchants Holdings International Co., Ltd.	27	¿
Henderson Land Development Co., Ltd.	82	1
Hong Kong Exchanges and Clearing, Ltd. ^	66	1
MGM China Holdings, Ltd.	12,800	22
Indonesia - 0.1%
Adaro Energy PT	45,600	7
Astra International PT	85,000	66
Bank Central Asia PT	52,500	43
Bank Danamon Indonesia PT	13,500	9
Bank Mandiri Persero PT	40,000	34
Bank Negara Indonesia Persero PT	34,500	14
Bank Rakyat Indonesia Persero PT	48,500	38
Bumi Resources PT	79,000	6
Charoen Pokphand Indonesia PT	37,000	12
Gudang Garam PT	2,500	12
Indo Tambangraya Megah PT	1,900	8
Indocement Tunggal Prakarsa PT	6,500	14
Indofood Sukses Makmur PT	20,000	12
Kalbe Farma PT	22,500	11
Perusahaan Gas Negara Persero PT	46,500	20
Semen Gresik Persero PT	15,500	23
Tambang Batubara Bukit Asam Persero PT	3,500	6
Telekomunikasi Indonesia Persero PT	42,000	41
Unilever Indonesia PT	6,500	18
United Tractors PT	7,621	16
Italy - 0.2%
Enel SpA	8,831	31
ENI SpA ^	3,693	81
Fiat Industrial SpA	7,862	77
Intesa Sanpaolo SpA	20,997	32
Japan - 17.6%
ABC-Mart, Inc.	700	31
AEON Mall Co., Ltd. ^	2,000	49
Ajinomoto Co., Inc. ^	20,000	314
Asahi Glass Co., Ltd.	40,000	267
Asahi Kasei Corp. ^	15,000	77
Asics Corp.	4,500	61
Astellas Pharma, Inc. ^	7,200	366
Bank of Yokohama, Ltd.	16,000	76
Benesse Holdings, Inc.	300	15
Bridgestone Corp.	15,100	351
Central Japan Railway Co. ^	1,700	149
Chiba Bank, Ltd.	7,000	41
Chubu Electric Power Co., Inc. ^	2,500	33
Chugai Pharmaceutical Co., Ltd.	3,600	75
Credit Saison Co., Ltd. ^	1,700	41
DAI Nippon Printing Co., Ltd. ^	4,000	28
Daihatsu Motor Co., Ltd. ^	5,000	83
Daiichi Sankyo Co., Ltd. ^	10,600	175
Daikin Industries, Ltd. ^	1,500	39
Daito Trust Construction Co., Ltd. ^	1,800	181
Daiwa House Industry Co., Ltd. ^	10,000	145
Daiwa Securities Group, Inc. ^	21,000	80
Denso Corp. ^	5,800	182
East Japan Railway Co. ^	3,800	252
Eisai Co., Ltd. ^	11,000	496
FANUC Corp. ^	2,700	434
Fast Retailing Co., Ltd. ^	1,700	396
Fuji Heavy Industries, Ltd.	17,000	141
FUJIFILM Holdings Corp. ^	5,500	92
Fujitsu, Ltd. ^	21,000	79
Fukuoka Financial Group, Inc.	10,000	41
GS Yuasa Corp. ^	4,000	17
Hamamatsu Photonics KK ^	1,900	65

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Japan (continued)
Hankyu Hanshin Holdings, Inc. ^	10,000	$54
Hirose Electric Co., Ltd. ^	500	56
Hisamitsu Pharmaceutical Co., Inc.	1,000	55
Hitachi Metals, Ltd. ^	5,000	45
Hitachi, Ltd. ^	38,000	211
Honda Motor Co., Ltd. ^	13,900	427
Hoya Corp. ^	17,200	378
IHI Corp. ^	12,000	27
INPEX Corp.	24	143
Isuzu Motors, Ltd.	37,000	179
ITOCHU Corp. ^	12,400	126
Japan Real Estate Investment Corp. REIT ^	10	101
Japan Retail Fund Investment Corp. REIT	38	68
JFE Holdings, Inc. ^	3,800	50
JGC Corp. ^	8,000	267
Joyo Bank, Ltd. ^	10,000	49
JSR Corp. ^	7,400	121
JX Holdings, Inc. ^	26,800	147
Kansai Electric Power Co., Inc. ^	4,500	35
Kansai Paint Co., Ltd. ^	6,000	67
Kawasaki Heavy Industries, Ltd. ^	12,000	24
Keikyu Corp. ^	3,000	28
KEIO Corp. ^	2,000	15
Keyence Corp.	650	167
Kintetsu Corp. ^	17,000	67
Komatsu, Ltd. ^	14,200	280
Konica Minolta Holdings, Inc. ^	8,000	62
Kubota Corp. ^	21,000	213
Kuraray Co., Ltd. ^	14,500	165
Kyocera Corp. ^	1,700	147
Kyushu Electric Power Co., Inc. ^	1,700	14
LIXIL Group Corp. ^	2,100	50
Makita Corp. ^	1,100	43
Marubeni Corp. ^	19,000	121
Mitsubishi Chemical Holdings Corp. ^	17,000	65
Mitsubishi Corp. ^	10,700	194
Mitsubishi Electric Corp. ^	16,000	118
Mitsubishi Estate Co., Ltd. ^	26,000	499
Mitsubishi Heavy Industries, Ltd. ^	27,000	117
Mitsubishi Materials Corp. ^	21,000	66
Mitsubishi Tanabe Pharma Corp. ^	3,800	58
Mitsubishi UFJ Financial Group, Inc. ^	63,208	296
Mitsui & Co., Ltd. ^	12,600	177
Mitsui Fudosan Co., Ltd.	18,000	361
Mizuho Financial Group, Inc. ^	180,100	293
MS&AD Insurance Group Holdings ^	5,400	93
Murata Manufacturing Co., Ltd. ^	2,300	122
Nabtesco Corp. ^	1,100	20
NEC Corp. ‡ ^	31,000	49
NGK Insulators, Ltd. ^	3,000	36
NGK Spark Plug Co., Ltd. ^	7,000	74
NHK Spring Co., Ltd. ^	4,000	34
Nidec Corp. ^	1,000	73
Nikon Corp. ^	3,900	107
Nintendo Co., Ltd. ^	1,000	127
Nippon Building Fund, Inc. REIT	14	151
Nippon Express Co., Ltd. ^	12,000	46
Nippon Steel & Sumitomo Metal Corp. ^	49,000	100
Nippon Telegraph & Telephone Corp.	2,600	124
Nippon Yusen KK ^	14,000	25
Nissan Motor Co., Ltd. ^	20,000	170
Nitto Denko Corp. ^	7,600	363
NKSJ Holdings, Inc. ^	2,200	43
Nomura Holdings, Inc. ^	26,000	93
NTT Data Corp. ^	18	56
NTT DOCOMO, Inc. ^	41	67
Obayashi Corp. ^	10,000	46
Omron Corp.	3,100	60

	Shares	Value (000’s)
Japan (continued)
Ono Pharmaceutical Co., Ltd. ^	1,200	$74
Oriental Land Co., Ltd. ^	700	92
ORIX Corp. ^	270	27
Osaka Gas Co., Ltd. ^	11,000	48
Otsuka Holdings Co., Ltd.	3,800	118
Panasonic Corp. ^	20,600	137
Resona Holdings, Inc.	3,800	16
Rinnai Corp. ^	900	67
ROHM Co., Ltd. ^	1,700	57
Sanrio Co., Ltd. ^	1,400	50
Santen Pharmaceutical Co., Ltd.	3,500	161
Secom Co., Ltd. ^	1,600	83
Sekisui Chemical Co., Ltd.	4,000	32
Sekisui House, Ltd. ^	10,000	99
Sharp Corp. ^	11,000	27
Shimano, Inc. ^	1,900	139
Shin-Etsu Chemical Co., Ltd. ^	6,300	354
Shionogi & Co., Ltd. ^	4,700	72
Shizuoka Bank, Ltd. ^	7,000	72
SMC Corp. ^	1,000	161
Softbank Corp. ^	8,600	348
Sony Corp. ^	7,100	84
Sumitomo Chemical Co., Ltd. ^	17,000	43
Sumitomo Corp. ^	8,300	112
Sumitomo Electric Industries, Ltd. ^	5,200	55
Sumitomo Metal Industries, Ltd. ^	31,000	47
Sumitomo Metal Mining Co., Ltd.	16,000	202
Sumitomo Mitsui Financial Group, Inc. ^	10,600	331
Sumitomo Mitsui Trust Holdings, Inc. ^	71,000	211
Sumitomo Realty & Development Co., Ltd. ^	8,000	212
Sysmex Corp.	1,100	53
T&D Holdings, Inc.	4,500	49
Taisei Corp. ^	12,000	34
Takeda Pharmaceutical Co., Ltd. ^	14,200	654
TDK Corp. ^	1,600	60
Terumo Corp. ^	3,800	164
THK Co., Ltd. ^	700	11
Tobu Railway Co., Ltd. ^	11,000	59
Tohoku Electric Power Co., Inc. ‡	2,500	20
Tokio Marine Holdings, Inc. ^	6,848	175
Tokyo Electron, Ltd.	2,500	107
Tokyo Gas Co., Ltd.	12,000	67
Tokyu Corp. ^	16,000	76
Tokyu Land Corp. ^	14,000	75
Toppan Printing Co., Ltd. ^	4,000	23
Toray Industries, Inc. ^	57,000	337
Toshiba Corp. ^	31,000	100
Toyota Industries Corp.	1,100	31
Toyota Motor Corp. ^	18,200	710
Trend Micro, Inc./Japan	4,600	128
Uni-Charm Corp. ^	2,100	121
West Japan Railway Co.	300	13
Yahoo! Japan Corp. ^	210	80
Yamada Denki Co., Ltd. ^	1,200	53
Yamato Holdings Co., Ltd. ^	3,200	51
Korea, Republic of - 0.8%
Cheil Industries, Inc.	133	12
Daewoo Securities Co., Ltd.	340	4
Doosan Heavy Industries & Construction Co., Ltd.	178	9
E-Mart Co., Ltd.	44	10
GS Engineering & Construction Corp.	115	8
Hana Financial Group, Inc.	350	11
Hyundai Engineering & Construction Co., Ltd.	140	9
Hyundai Heavy Industries Co., Ltd.	78	18
Hyundai Mobis	109	30
Hyundai Motor Co.	262	59
Hyundai Steel Co.	140	11

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Korea, Republic of (continued)
Industrial Bank of Korea	570	$6
KB Financial Group, Inc.	660	24
KIA Motors Corp.	390	24
Korea Electric Power Corp. ‡	470	12
Korea Exchange Bank ‡	950	7
KT Corp.	390	12
KT&G Corp.	206	16
LG Chem, Ltd.	82	24
LG Corp.	317	18
LG Display Co., Ltd. ‡	420	11
LG Electronics, Inc.	186	12
Lotte Shopping Co., Ltd.	24	7
NHN Corp.	78	20
OCI Co., Ltd.	33	5
POSCO	110	36
Samsung C&T Corp.	272	16
Samsung Electro-Mechanics Co., Ltd.	108	9
Samsung Electronics Co., Ltd.	691	837
Samsung Engineering Co., Ltd.	66	11
Samsung Fire & Marine Insurance Co., Ltd.	71	15
Samsung Heavy Industries Co., Ltd.	420	14
Samsung SDI Co., Ltd.	67	10
Samsung Securities Co., Ltd.	133	6
Samsung Techwin Co., Ltd.	72	4
Shinhan Financial Group Co., Ltd.	730	25
Shinsegae Co., Ltd.	15	3
SK Hynix, Inc. ‡	840	17
SK Innovation Co., Ltd.	118	18
SK Telecom Co., Ltd.	92	12
S-Oil Corp.	130	12
Woori Finance Holdings Co., Ltd.	440	4
Netherlands - 2.9%
Akzo Nobel NV	2,786	157
ArcelorMittal	8,639	124
ASML Holding NV	5,684	304
Corio NV REIT ^	674	29
Fugro NV	869	59
Heineken NV	6,302	376
ING Groep NV ‡	44,399	351
Koninklijke Ahold NV	12,589	158
Koninklijke Boskalis Westminster NV	2,250	81
Koninklijke DSM NV	1,210	60
Koninklijke KPN NV	14,799	113
Koninklijke Philips Electronics NV	9,514	222
Randstad Holding NV	2,277	76
Reed Elsevier NV	9,249	124
SBM Offshore NV ‡	2,197	31
TNT Express NV	12,112	126
Unilever NV	15,362	543
Wolters Kluwer NV	10,910	205
Norway - 1.0%
Aker Solutions ASA	4,959	94
Orkla ASA	17,676	134
Statoil ASA	3,005	78
Telenor ASA	25,791	504
Veripos, Inc. ‡	167	¿
Yara International ASA	6,147	308
Philippines - 1.2%
Aboitiz Equity Ventures, Inc.	108,000	126
Aboitiz Power Corp.	93,300	75
Alliance Global Group, Inc.	206,100	73
Ayala Corp.	11,316	116
Ayala Land, Inc.	271,600	155
Bank of the Philippine Islands	91,800	176
Energy Development Corp.	395,000	58
Manila Electric Co.	14,550	89
Metropolitan Bank & Trust	54,100	120
Philippine Long Distance Telephone Co.	2,410	161

	Shares	Value (000’s)
Philippines (continued)
SM Investments Corp.	9,450	$165
SM Prime Holdings, Inc.	341,250	116
Singapore - 1.1%
Ascendas Real Estate Investment Trust	9,000	18
CapitaLand, Ltd.	19,000	49
CapitaMall Trust REIT	17,000	28
City Developments, Ltd.	4,000	38
ComfortDelGro Corp., Ltd.	14,000	20
DBS Group Holdings, Ltd.	16,000	188
Fraser and Neave, Ltd. ^	9,000	65
Genting Singapore PLC ^	57,000	64
Golden Agri-Resources, Ltd. ^	46,626	25
Keppel Corp., Ltd.	12,000	111
Noble Group, Ltd.	16,545	18
Olam International, Ltd. ^	4,000	7
Oversea-Chinese Banking Corp.	31,000	236
SembCorp Industries, Ltd.	9,000	42
SembCorp Marine, Ltd. ^	6,000	24
Singapore Airlines, Ltd.	3,000	25
Singapore Airlines, Ltd. ^	2,003	18
Singapore Exchange, Ltd. ^	5,000	29
Singapore Press Holdings, Ltd. ^	6,000	20
Singapore Technologies Engineering, Ltd.	10,000	29
Singapore Telecommunications, Ltd.	61,000	159
United Overseas Bank, Ltd.	14,000	224
Wilmar International, Ltd. ^	9,000	24
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA ^	8,144	64
Banco Santander SA ‡	11,436	85
Iberdrola SA	6,951	32
Inditex SA	213	26
Telefonica SA	6,096	81
Sweden - 3.2%
Alfa Laval AB	2,187	40
ASSA Abloy AB - Series B	3,046	99
Atlas Copco AB - Class A	5,447	127
Atlas Copco AB - Class B	3,046	64
Boliden AB	4,909	82
Electrolux AB - Series B	4,760	117
Elekta AB - Class B	3,900	52
Getinge AB - Class B	3,840	116
Hennes & Mauritz AB - Class B	9,595	333
Holmen AB - Class B	537	15
Husqvarna AB - Class B	7,310	37
Investor AB - Class B	4,931	109
Lundin Petroleum AB ‡	2,053	50
Nordea Bank AB	36,306	359
Sandvik AB	9,101	124
Scania AB - Class B	3,085	57
Securitas AB - Class B	8,945	67
Skanska AB - Class B	4,328	70
SKF AB - Class B	3,492	75
SSAB AB - Series A ^	1,824	13
Svenska Cellulosa AB - Class B	9,562	178
Svenska Handelsbanken AB - Class A	10,249	384
Swedish Match AB	2,525	102
Tele2 AB - Class B	5,240	95
Telefonaktiebolaget LM Ericsson - Class B	47,256	430
TeliaSonera AB	24,615	177
Volvo AB - Class B	11,486	161
Switzerland - 8.2%
ABB, Ltd. ‡	30,135	564
Baloise Holding AG	487	38
Banque Cantonale Vaudoise	47	24
Cie Financiere Richemont SA	1,781	107
Credit Suisse Group AG ‡	13,638	289
GAM Holding AG ‡	1,390	18
Geberit AG ‡	423	92

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Switzerland (continued)
Givaudan SA ‡	52	$49
Holcim, Ltd. ‡	1,917	122
Julius Baer Group, Ltd. ‡	2,126	74
Logitech International SA ‡ ^	3,129	29
Lonza Group AG ‡	313	16
Nestle SA	47,063	2,967
Novartis AG	25,185	1,542
Pargesa Holding SA	65	4
Roche Holding AG	6,864	1,282
Schindler Holding AG	511	63
Straumann Holding AG ^	435	58
Swatch Group AG - BR	109	43
Swatch Group AG - Reg	213	15
Swiss Life Holding AG ‡	282	34
Swiss Prime Site AG ‡	489	40
Swiss Re AG ‡	3,869	249
Swisscom AG	192	77
Syngenta AG	2,088	781
UBS AG ‡	39,547	481
Zurich Insurance Group AG ‡	979	244
Thailand - 0.4%
Bangkok Bank PCL	8,300	52
Bangkok Bank PCL - Foreign Reg	15,000	98
Bank of Ayudhya PCL	33,300	34
Kasikornbank PCL	10,500	62
Kasikornbank PCL - Foreign	20,600	122
Krung Thai Bank PCL	46,200	27
Siam Commercial Bank PCL	26,900	149
United Kingdom - 25.4%
3i Group PLC	5,479	20
Aberdeen Asset Management PLC	10,027	50
Admiral Group PLC	1,800	31
Aggreko PLC	19,976	747
AMEC PLC	3,699	68
Anglo American PLC	17,295	507
ARM Holdings PLC	38,750	360
AstraZeneca PLC	19,109	912
Aviva PLC	21,911	113
BAE Systems PLC	46,250	244
Barclays PLC	84,233	292
BG Group PLC	43,596	880
BHP Billiton PLC	12,006	373
BP PLC	175,654	1,238
British American Tobacco PLC	16,748	860
British Land Co., PLC REIT	10,790	91
British Sky Broadcasting Group PLC	33,295	400
BT Group PLC - Class A	83,968	313
Bunzl PLC	4,052	73
Burberry Group PLC	1,635	26
Capita PLC	2,281	29
Capital Shopping Centres Group PLC REIT	6,469	34
Carnival PLC	5,383	199
Centrica PLC	47,629	252
Cobham PLC	13,078	47
Compass Group PLC	29,662	328
Croda International PLC	1,463	57
Diageo PLC	20,709	582
Evraz PLC	3,778	15
Experian Group, Ltd.	8,477	140
G4S PLC	3,251	14
GlaxoSmithKline PLC	62,966	1,451
Hammerson PLC REIT	9,289	68
HSBC Holdings PLC	279,960	2,592
ICAP PLC	14,074	73
Imperial Tobacco Group PLC	8,143	301
InterContinental Hotels Group PLC ^	5,299	139
Investec PLC	1,568	10
J. Sainsbury PLC	12,714	71

	Shares	Value (000’s)
United Kingdom (continued)
Johnson Matthey PLC	1,676	$65
Kingfisher PLC	13,785	59
Land Securities Group PLC REIT	9,498	117
Legal & General Group PLC	97,682	208
Lloyds TSB Group PLC ‡	118,385	74
Man Group PLC	18,096	24
Marks & Spencer Group PLC	30,897	178
Meggitt PLC	6,945	44
National Grid PLC	37,928	418
Next PLC	2,708	151
Old Mutual PLC	43,785	120
Pearson PLC	17,322	338
Petrofac, Ltd.	2,899	75
Prudential PLC	19,464	252
Reckitt Benckiser Group PLC	8,720	501
Reed Elsevier PLC	17,524	168
Rexam PLC	5,138	36
Rio Tinto PLC	16,150	753
Rolls-Royce Holdings PLC ‡	14,654	199
Royal Bank of Scotland Group PLC ‡	24,972	104
Royal Dutch Shell PLC - Class A	48,895	1,691
Royal Dutch Shell PLC - Class B	35,413	1,257
RSA Insurance Group PLC ^	33,577	60
SABMiller PLC	15,037	660
Sage Group PLC	18,227	92
Schroders PLC	1,093	27
Segro PLC REIT	10,091	37
Severn Trent PLC	5,430	147
Smith & Nephew PLC	24,361	268
Smiths Group PLC	2,823	47
SSE PLC	16,612	374
Standard Chartered PLC	37,266	842
Standard Life PLC	16,759	74
TESCO PLC	67,866	363
TUI Travel PLC	27,352	103
Tullow Oil PLC	1,454	32
Unilever PLC	8,314	302
United Utilities Group PLC	1,473	17
Vodafone Group PLC	553,505	1,570
Weir Group PLC ^	1,727	49
Whitbread PLC	3,005	110
Wolseley PLC	2,199	94
WPP PLC	73,463	998
Xstrata PLC	14,670	227
United States - 0.1%
Agnico-Eagle Mines, Ltd.	2,100	109

Total Common Stocks (cost $99,100)		99,638

RIGHTS - 0.0% ¥
France - 0.0% ¥
CIE Generale de Geophysique - Veritas ‡	4,697	8
Thailand - 0.0% ¥
Krug Thai Bank PLC ‡	11,550	2

Total Rights (cost $¿)		10

SECURITIES LENDING COLLATERAL - 15.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	17,263,635	17,264
Total Securities Lending Collateral (cost $17,264)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 8.9%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $9,947 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $10,148.	$9,947	$9,947
Total Repurchase Agreement (cost $9,947)

Total Investment Securities (cost $126,963) P		127,565
Other Assets and Liabilities - Net		(15,722)

Net Assets		$111,843

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
CAC 40 Index	Long	16	10/19/2012	$(34)
EURO STOXX 50 Index	Long	42	12/21/2012	(58)
FTSE MIB Index	Long	33	12/21/2012	(199)
Hang Seng Index Futures	Long	23	10/30/2012	23
IBEX 35 Index	Long	15	10/19/2012	(71)
SGX MSCI Singapore Index	Long	17	10/30/2012	(1)

				$(340)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	SSB	2,591	10/18/2012	$2,700	$(17)
CAD	SSB	(874)	10/18/2012	(896)	8
EUR	SSB	6,105	10/18/2012	7,972	(126)
EUR	SSB	(1,659)	10/18/2012	(2,168)	36
EUR	SSB	676	10/18/2012	873	(4)
GBP	SSB	(389)	10/18/2012	(632)	4
HKD	SSB	1,887	10/18/2012	243	(¿ )
JPY	SSB	52,772	10/18/2012	671	5
JPY	SSB	(53,351)	10/18/2012	(678)	(6)
SGD	SSB	303	10/18/2012	247	(¿ )

					$(100)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Commercial Banks	8.2%	$10,523
Pharmaceuticals	8.1	10,317
Oil, Gas & Consumable Fuels	5.5	7,074
Metals & Mining	4.5	5,796
Chemicals	4.0	5,127
Food Products	3.7	4,705
Insurance	3.0	3,845
Automobiles	2.5	3,147
Diversified Telecommunication Services	2.1	2,646
Media	2.1	2,618
Machinery	2.0	2,608
Beverages	1.9	2,436
Wireless Telecommunication Services	1.7	2,184
Real Estate Management & Development	1.5	1,938
Multi-Utilities	1.5	1,888
Semiconductors & Semiconductor Equipment	1.4	1,835
Industrial Conglomerates	1.4	1,797
Capital Markets	1.4	1,725

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value (000’s)
Electrical Equipment	1.3%	$1,611
Real Estate Investment Trusts	1.2	1,488
Software	1.1	1,458
Food & Staples Retailing	1.1	1,445
Electronic Equipment & Instruments	1.1	1,388
Tobacco	1.0	1,291
Household Products	1.0	1,231
Hotels, Restaurants & Leisure	1.0	1,218
Construction & Engineering	0.9	1,129
Commercial Services & Supplies	0.9	1,102
Trading Companies & Distributors	0.8	993
Specialty Retail	0.7	948
Road & Rail	0.7	947
Diversified Financial Services	0.7	829
Health Care Equipment & Supplies	0.6	816
Electric Utilities	0.6	798
Aerospace & Defense	0.6	778
Building Products	0.6	778
Auto Components	0.6	776
Energy Equipment & Services	0.6	753
Household Durables	0.5	612
Air Freight & Logistics	0.5	598
Communications Equipment	0.5	582
Health Care Providers & Services	0.4	519
Textiles, Apparel & Luxury Goods	0.4	489
Construction Materials	0.3	430
Multiline Retail	0.3	424
Computers & Peripherals	0.3	337
Personal Products	0.2	296
Professional Services	0.2	266
Leisure Equipment & Products	0.2	246
Paper & Forest Products	0.2	191
Marine	0.1	182
Biotechnology	0.1	178
Gas Utilities	0.1	162
Water Utilities	0.1	147
Independent Power Producers & Energy Traders	0.1	133
Containers & Packaging	0.1	105
Internet Software & Services	0.1	100
IT Services	0.1	91
Consumer Finance	0.1	68
Transportation Infrastructure	0.1	61
Office Electronics	0.1	61
Airlines	0.0	¥59
Life Sciences Tools & Services	0.0	¥16
Diversified Consumer Services	0.0	¥15

Investment Securities, at Value	78.7	100,354
Short-Term Investments	21.3	27,211

Total Investments	100.0%	$127,565

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
SSB	$(100)	$—	$(100)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 09/28/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $16,330.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
Cash in the amount of $1,161 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
P	Aggregate cost for federal income tax purposes is $126,963. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,110 and $9,508, respectively. Net unrealized appreciation for tax purposes is $602.
¿	Amount is less than 1.

DEFINITIONS:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SSB	State Street Bank & Trust Co.
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, entitles the shareholder to a reduced rate of withholding tax on the dividends paid by the company.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$1,184	$98,454	$—	$99,638
Preferred Stocks	—	706	—	706
Repurchase Agreement	—	9,947	—	9,947
Rights	—	10	—	10
Securities Lending Collateral	17,264	—	—	17,264

Total	$18,448	$109,117	$—	$127,565

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts - Appreciation	$23	$—	$—	$23
Futures Contracts - Depreciation	(363)	—	—	(363)
Forward Foreign Currency Contracts - Appreciation	—	53	—	53
Forward Foreign Currency Contracts - Depreciation	—	(153)	—	(153)

Total	$(340)	$(100)	$—	$(440)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK - 0.5%
Automobiles - 0.5%
Better Place, Series C ‡ Ә § Δ	300,469	$901
Total Preferred Stock (cost $1,364)
COMMON STOCKS - 95.9%
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	63,051	2,293
Beverages - 3.0%
Anheuser-Busch InBev NV ADR	30,777	2,644
PepsiCo, Inc.	37,523	2,656
Chemicals - 3.0%
Monsanto Co.	58,245	5,301
Commercial Services & Supplies - 3.4%
Edenred	213,775	6,007
Communications Equipment - 3.5%
Motorola Solutions, Inc.	121,387	6,136
Computers & Peripherals - 9.8%
Apple, Inc.	25,966	17,326
Distributors - 1.3%
Li & Fung, Ltd. ^	1,446,000	2,242
Diversified Financial Services - 4.5%
BM&FBOVESPA SA	446,549	2,698
CME Group, Inc. - Class A ^	47,119	2,700
MSCI, Inc. - Class A ‡	68,202	2,441
Electrical Equipment - 2.1%
First Solar, Inc. ‡ ^	55,790	1,235
Sensata Technologies Holding NV ‡ ^	80,151	2,387
Food Products - 3.5%
DE Master Blenders 1753 NV ‡	330,251	3,978
Mead Johnson Nutrition Co. - Class A	28,966	2,123
Health Care Equipment & Supplies - 2.9%
Intuitive Surgical, Inc. ‡	10,346	5,128
Insurance - 1.7%
Progressive Corp. ^	141,044	2,925
Internet & Catalog Retail - 12.4%
Amazon.com, Inc. ‡	60,679	15,432
Groupon, Inc. - Class A ‡ ^	238,327	1,134
priceline.com, Inc. ‡	8,423	5,212
Internet Software & Services - 19.3%
Baidu, Inc. ADR ‡	46,295	5,408
eBay, Inc. ‡	61,024	2,954
Facebook, Inc. - Class A ‡ ^	169,683	3,674
Facebook, Inc. - Class B ‡ Ә § Δ	206,032	4,312
Google, Inc. - Class A ‡	16,959	12,795
LinkedIn Corp. - Class A ‡	23,516	2,831
Yandex NV - Class A ‡	83,323	2,009

	Shares	Value (000’s)
IT Services - 4.0%
Mastercard, Inc. - Class A	5,798	$2,618
Visa, Inc. - Class A	33,299	4,471
Life Sciences Tools & Services - 2.5%
Illumina, Inc. ‡ ^	92,759	4,471
Media - 3.1%
McGraw-Hill Cos., Inc.	51,769	2,826
Naspers, Ltd. - Class N	41,440	2,564
Metals & Mining - 0.4%
Molycorp, Inc. ‡ ^	63,429	729
Oil, Gas & Consumable Fuels - 2.2%
Range Resources Corp. ^	29,278	2,046
Ultra Petroleum Corp. ‡ ^	86,419	1,899
Pharmaceuticals - 1.4%
Valeant Pharmaceuticals International, Inc. ‡	44,550	2,462
Professional Services - 2.9%
Intertek Group PLC	60,731	2,687
Verisk Analytics, Inc. - Class A ‡	52,158	2,483
Real Estate Management & Development - 3.7%
Brookfield Asset Management, Inc. - Class A ^	187,705	6,478
Software - 4.0%
Salesforce.com, Inc. ‡	28,355	4,330
VMware, Inc. - Class A ‡	22,423	2,169
Zynga, Inc. - Class A ‡	204,867	582

Total Common Stocks (cost $157,605)		168,796

SECURITIES LENDING COLLATERAL - 9.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	16,792,762	16,793
Total Securities Lending Collateral (cost $16,793)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $6,644 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $6,778.	$6,644	6,644
Total Repurchase Agreement (cost $6,644)

Total Investment Securities (cost $182,406) P		193,134
Other Assets and Liabilities - Net		(16,998)

Net Assets		$176,136

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $5,213, or 2.96% of the portfolio’s net assets.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $16,318.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $182,406. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,582 and $22,854, respectively. Net unrealized appreciation for tax purposes is $10,728.
§	Illiquid. Total aggregate market value of illiquid securities is $5,213, or 2.96% of the portfolio’s net assets.
Δ	Restricted. At 09/30/2012, the portfolio owned the following securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place, Series C	11/11/2011	$1,364	$901	0.51%
Common Stock	Facebook, Inc. - Class B	03/08/2012	6,284	4,312	2.45

			$7,648	$5,213	2.96%

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$147,006	$17,478	$4,312	$168,796
Preferred Stock	—	—	901	901
Repurchase Agreement	—	6,644	—	6,644
Securities Lending Collateral	16,793	—	—	16,793

Total	$163,799	$24,122	$5,213	$193,134

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 ƒ
Common Stocks	$—	$6,284	$—	$—	$—	$(1,972)	$—	$—	$4,312	$(1,972)
Preferred Stock	1,364	—	—	—	—	(463)	—	—	901	(463)

Total	$1,364	$6,284	$—	$—	$—	$(2,435)	$—	$—	$5,213	$(2,435)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 is 2.96% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table below.

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 09/30/2012 (000’s)	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Common Stock	$4,312	Discount for illiquidity	Illiquidity discount amortized over the lockup period	3.33% - 3.33%	3.33%
Preferred Stock	$901	Discounted Cash Flow	Weighted Average Cost of Capital	22.5% - 27.5%	25.0%
			Perpetual Growth Rate	2.5% - 3.5%	3.0%
		Market Comparable Companies	Enterprise Value / Revenue	3.0x - 3.6x	3.3x
			Discount for Lack of Marketability	15.0% -15.0%	15.0%

The significant unobservable inputs used in the fair value measurement of common stock and preferred stock are illiquidity discount, weighted average cost of capital, perpetual growth rate, enterprise value / revenue, and discount for lack of marketability. Significant changes in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. There is not necessarily any change in assumptions used for the illiquidity discount, weighted average cost of capital, perpetual growth rate, enterprise value / revenue, and discount for lack of marketability.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCKS - 0.5%
Automobiles - 0.4%
Better Place, ‡ Ә § Δ	1,032,464	$3,097
Internet Software & Services - 0.1%
Dropbox, Inc., ‡ Ә § Δ	41,951	380

Total Convertible Preferred Stocks (cost $2,961)		3,477

PREFERRED STOCKS - 0.6%
Automobiles - 0.2%
Better Place - Series C ‡ Ә § Δ	434,671	1,304
Internet Software & Services - 0.1%
Peixe Urbano, Inc. ‡ Ә § Δ	65,743	460
Software - 0.3%
Palantir Technologies, Inc. ‡ Ә § Δ	423,610	1,296
Workday, Inc. ‡ Ә § Δ	91,154	1,732

Total Preferred Stocks (cost $6,643)		4,792

COMMON STOCKS - 94.6%
Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	361,490	13,144
Automobiles - 0.4%
Tesla Motors, Inc. ‡	105,586	3,092
Biotechnology - 0.7%
Ironwood Pharmaceuticals, Inc. - Class A ‡ ^	411,733	5,262
Capital Markets - 0.9%
Greenhill & Co., Inc. ^	129,100	6,681
Chemicals - 2.6%
Intrepid Potash, Inc. ‡ ^	374,976	8,054
Rockwood Holdings, Inc.	247,395	11,529
Commercial Services & Supplies - 6.9%
Covanta Holding Corp.	548,687	9,415
Edenred ^	919,230	25,829
Stericycle, Inc. ‡ ^	180,340	16,324
Communications Equipment - 3.8%
Motorola Solutions, Inc.	559,588	28,287
Construction Materials - 1.2%
Martin Marietta Materials, Inc. ^	106,859	8,855
Diversified Consumer Services - 3.3%
New Oriental Education & Technology Group ADR ^	453,266	7,556
Weight Watchers International, Inc. ^	317,176	16,746
Diversified Financial Services - 4.6%
IntercontinentalExchange, Inc. ‡	93,440	12,466
MSCI, Inc. - Class A ‡	609,662	21,820
Electric Utilities - 3.8%
Brookfield Infrastructure Partners, LP	787,911	28,010
Electrical Equipment - 2.3%
First Solar, Inc. ‡ ^	253,199	5,607
Sensata Technologies Holding NV ‡	381,251	11,350
Food Products - 3.7%
DE Master Blenders 1753 NV ‡ ^	1,439,508	17,342
Mead Johnson Nutrition Co. - Class A	143,764	10,535
Health Care Equipment & Supplies - 5.3%
IDEXX Laboratories, Inc. ‡ ^	154,083	15,308
Intuitive Surgical, Inc. ‡	49,048	24,309
Health Care Providers & Services - 1.7%
Qualicorp SA ‡	1,300,394	12,701
Health Care Technology - 2.1%
athenahealth, Inc. ‡ ^	169,779	15,581
Hotels, Restaurants & Leisure - 1.3%
Dunkin’ Brands Group, Inc.	331,687	9,684
Insurance - 1.8%
Progressive Corp.	659,213	13,672
Internet & Catalog Retail - 1.1%
Groupon, Inc. - Class A ‡ ^	1,756,543	8,361
Internet Software & Services - 10.5%
Akamai Technologies, Inc. ‡	292,132	11,177
Dropbox, Inc. ‡ Ә § Δ	423,376	3,831

	Shares	Value (000’s)
Internet Software & Services (continued)
LinkedIn Corp. - Class A ‡	192,900	$23,226
MercadoLibre, Inc. ^	102,027	8,422
SINA Corp. ‡	70,151	4,537
Yandex NV - Class A ‡	728,710	17,570
Youku Tudou, Inc. ADR ‡	493,381	9,073
IT Services - 2.3%
Gartner, Inc. ‡	374,444	17,258
Life Sciences Tools & Services - 4.4%
Illumina, Inc. ‡ ^	460,382	22,190
Techne Corp.	147,703	10,626
Media - 2.0%
McGraw-Hill Cos., Inc.	278,074	15,180
Metals & Mining - 0.8%
Lynas Corp., Ltd. ‡ ^	2,796,298	2,291
Molycorp, Inc. ‡ ^	313,142	3,602
Multiline Retail - 1.0%
Dollar Tree, Inc. ‡	157,932	7,624
Oil, Gas & Consumable Fuels - 3.4%
Range Resources Corp.	246,293	17,208
Ultra Petroleum Corp. ‡ ^	358,274	7,875
Pharmaceuticals - 1.6%
Valeant Pharmaceuticals International, Inc. ‡	221,112	12,221
Professional Services - 7.9%
IHS, Inc. - Class A ‡	146,799	14,291
Intertek Group PLC	474,414	20,991
Verisk Analytics, Inc. - Class A ‡	491,913	23,421
Software - 9.9%
Citrix Systems, Inc. ‡	143,580	10,994
FactSet Research Systems, Inc. ^	123,672	11,924
Red Hat, Inc. ‡	192,371	10,954
Salesforce.com, Inc. ‡	125,758	19,203
Solera Holdings, Inc.	364,945	16,010
Zynga, Inc. - Class A ‡	1,673,249	4,752
Trading Companies & Distributors - 1.5%
Fastenal Co.	262,718	11,294

Total Common Stocks (cost $680,472)		705,265

SECURITIES LENDING COLLATERAL - 17.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	130,867,361	130,867
Total Securities Lending Collateral (cost $130,867)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 4.7%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $35,421 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $36,134.	$35,421	35,421
Total Repurchase Agreement (cost $35,421)

Total Investment Securities (cost $856,364) P		879,822
Other Assets and Liabilities - Net		(133,692)

Net Assets		$746,130

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

§	Illiquid. Total aggregate market value of illiquid securities is $12,100, or 1.62% of the portfolio’s net assets.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $12,100, or 1.62% of the portfolio’s net assets.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $127,385.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $856,364. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $120,581 and $97,123, respectively. Net unrealized appreciation for tax purposes is $23,458.
Δ	Restricted. At 9/30/2012, the portfolio owned the following securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stock	Better Place	01/25/2010	$2,581	$3,097	0.42%
Convertible Preferred Stock	Dropbox, Inc.	05/25/2012	380	380	0.05
Preferred Stock	Better Place - Series C	11/11/2011	1,973	1,304	0.18
Preferred Stock	Peixe Urbano, Inc.	12/02/2011	2,164	460	0.06
Preferred Stock	Palantir Technologies, Inc.	07/19/2012	1,296	1,296	0.17
Preferred Stock	Workday, Inc.	10/12/2011	1,210	1,732	0.23
Common Stock	Dropbox, Inc.	05/01/2012	3,831	3,831	0.51

			$13,435	$12,100	1.62%

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$634,981	$66,453	$3,831	$705,265
Convertible Preferred Stocks	—	—	3,477	3,477
Preferred Stocks	—	—	4,792	4,792
Repurchase Agreement	—	35,421	—	35,421
Securities Lending Collateral	130,867	—	—	130,867

Total	$765,848	$101,874	$12,100	$879,822

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 ƒ
Common Stocks	$10,190	$3,831	$(4,256)	$—	$—	$(5,934)	$—	$—	$3,831	$—
Convertible Preferred Stocks	4,687	380	—	—	—	(1,590)	—	—	3,477	(1,590)
Preferred Stocks	7,850	1,296	(4,147)	—	—	(207)	—	—	4,792	(1,850)

Total	$22,727	$5,507	$(8,403)	$—	$—	$(7,731)	$—	$—	$12,100	$(3,440)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 is 1.62% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table below.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (continued):

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 09/30/2012 (000’s)	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Common Stocks	$3,831	Market Comparable Companies	Enterprise Value / Revenue	6.3x - 9.1x	7.7	x
			Discount for Lack of Marketability	10.0% - 10.0%	10.0%
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0% - 20.0%	18.0%
			Perpetual Growth Rate	2.0% - 3.0%	2.5%
Convertible Preferred Stocks	$3,477	Discounted Cash Flow	Weighted Average Cost of Capital	16.0% - 27.5%	24.7%
			Perpetual Growth Rate	2.0% - 3.5%	3.0%
		Market Comparable	Enterprise Value / Revenue	3.0x - 9.1x	3.5	x
		Companies	Discount for Lack of Marketability	10.0% - 15.0%	14.8%
Preferred Stocks	$4,792	Discounted Cash Flow	Weighted Average Cost of Capital	15.0% - 30.0%	21.5%
			Perpetual Growth Rate	2.0% - 6.0%	2.9%
		Market Comparable	Enterprise Value / Revenue	1.3x - 21.2x	8.2	x
		Companies	Discount for Lack of Marketability	10.0% - 15.0%	14.6%

The significant unobservable inputs used in the fair value measurement of common stocks, convertible preferred stocks, and preferred stocks are weighted average cost of capital, perpetual growth rate, enterprise value / revenue, and discount for lack of marketability. Significant changes in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. There is not necessarily any change in assumptions used for the weighted average cost of capital, perpetual growth rate, enterprise value /revenue, and discount for lack of marketability.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 4.8%
U.S. Treasury Bond
2.75%, 08/15/2042 g	$4,920	$4,839
3.00%, 05/15/2042	40	41
3.13%, 02/15/2042	173	184
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	416	452
1.75%, 01/15/2028	1,247	1,614
2.13%, 02/15/2041	463	680
2.50%, 01/15/2029	1,403	2,007
U.S. Treasury Note
0.25%, 08/31/2014 - 09/15/2015	2,700	2,696
0.63%, 08/31/2017 ^	4,591	4,595
0.63%, 09/30/2017	3,130	3,131
1.00%, 08/31/2019	1,420	1,416
1.63%, 08/15/2022 ^	1,533	1,531

Total U.S. Government Obligations (cost $21,889)		23,186

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.7%
Fannie Mae
1.84%, 10/09/2019 	495	435
3.33%, 06/01/2041 *	242	256
3.48%, 09/01/2041 *	266	281
3.50%, 01/01/2027 - 05/01/2042	4,470	4,799
4.00%, 02/01/2025 - 06/01/2042	5,460	5,893
4.50%, 02/01/2025 - 08/01/2041	11,989	13,004
5.00%, 05/01/2018 - 12/01/2035	2,445	2,684
5.50%, 09/01/2034 - 11/01/2038	1,723	1,907
6.00%, 08/01/2036 - 10/01/2040	4,243	4,739
6.50%, 05/01/2040	1,423	1,622
Fannie Mae, TBA
3.00%	900	950
4.50%	600	647
5.00%	2,000	2,181
5.50%	3,200	3,506
Freddie Mac
2.87%, 12/25/2021	875	935
3.97%, 01/25/2021 *	460	531
5.00%, 04/01/2018 - 03/01/2038	1,013	1,096
5.50%, 09/01/2018 - 07/01/2037	933	1,017
6.00%, 12/01/2037	403	450
Freddie Mac, IO
1.70%, 12/25/2018 *	1,111	90
1.92%, 05/25/2019 *	919	90
Freddie Mac, TBA
3.50%	7,100	7,612
4.00%	2,500	2,684
4.50%	2,700	2,903
FREMF Mortgage Trust
4.16%, 11/25/2044 - 144A *	75	72
Ginnie Mae
4.00%, 09/15/2040 - 07/15/2042	1,192	1,316
4.50%, 05/20/2040 - 02/15/2042	5,135	5,689
Ginnie Mae, TBA
4.00%	300	331
4.50%	500	549
5.00%	3,100	3,418

Total U.S. Government Agency Obligations (cost $70,499)		71,687

	Principal (000’s)		Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/2023	EUR	1,874	$2,553
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2021		408	462
2.55%, 09/15/2041		112	108
4.75%, 06/01/2017		1,830	2,428
5.25%, 08/01/2017		470	638
Poland Government International Bond
5.13%, 04/21/2021		$220	256
Republic of Brazil
7.13%, 01/20/2037		100	151
Republic of Poland
6.38%, 07/15/2019		90	111
Republic of South Africa
5.50%, 03/09/2020		215	255
Republic of Turkey
5.63%, 03/30/2021		175	200
7.00%, 03/11/2019		110	133
Russian Federation
7.50%, 03/31/2030 - Reg S		651	822
Turkey Government International Bond
6.25%, 09/26/2022		200	239
United Mexican States
5.13%, 01/15/2020		430	514

Total Foreign Government Obligations (cost $8,576)			8,870

MORTGAGE-BACKED SECURITIES - 5.6%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *		1,145	1,171
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A		485	510
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A		1,340	1,403
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
1.97%, 11/15/2015 - 144A *		666	666
Series 2010-UB4, Class A4A
5.04%, 12/20/2041 - 144A *		370	390
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 *		30	31
Series 2007-3, Class AM
5.89%, 06/10/2049 *		215	228
Banc of America Re-REMIC Trust
Series 2012-CLRN, Class A
1.39%, 08/15/2029 - 144A *		154	155
BCAP LLC Trust
Series 2009-RR3, Class 2A1
4.85%, 05/26/2037 - 144A *		122	123
Series 2009-RR6, Class 2A1
2.97%, 08/26/2035 - 144A *		343	312
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035 - 144A *		494	488
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *		206	208
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *		561	585

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	$588	$612
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *	218	222
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class AM
5.97%, 06/10/2046 *	590	631
Series 2006-C8, Class AM
5.35%, 12/10/2046	235	251
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	490	507
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.45%, 05/15/2045 *	2,390	330
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/2037	470	505
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	600	677
Series 2007-C4, Class A3
5.96%, 09/15/2039 *	865	904
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	267	278
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A *	393	410
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	323	331
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A *	635	728
DBRR Trust
Series 2011-C32, Class A3A
5.94%, 06/17/2049 - 144A *	150	174
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	845	847
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	410	412
Series 2010-ESHA, Class C
4.86%, 11/05/2027 - 144A	100	101
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	230	232
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.74%, 12/10/2049	100	117
GS Mortgage Securities Corp. II
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	190	161
Series 2006-GG8, Class AM
5.59%, 11/10/2039	80	88
Series 2007-GG10, Class A4
5.98%, 08/10/2045 *	200	229
Series 2012-ALOH, Class A
3.55%, 04/10/2034 - 144A	540	583
Series 2012-SHOP, Class A
2.93%, 06/05/2031 - 144A	210	221
Series 2012-SHOP, Class C
3.63%, 06/05/2031 - 144A	100	102

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
3.64%, 12/26/2037 - 144A *	$312	$314
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	228	238
Series 2009-R7, Class 12A1
5.08%, 08/26/2036 - 144A *	258	256
Series 2009-R7, Class 1A1
4.76%, 02/26/2036 - 144A *	505	489
Series 2009-R7, Class 4A1
2.92%, 09/26/2034 - 144A *	448	430
Series 2009-R9, Class 1A1
2.73%, 08/26/2046 - 144A *	336	334
Series 2010-R3, Class 1A1
3.04%, 03/21/2036 - 144A *	319	328
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	230	232
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	778	804
Series 2004-LN2, Class A2
5.12%, 07/15/2041	615	654
Series 2006-CB14, Class AM
5.64%, 12/12/2044 *	70	73
Series 2007-CB20, Class AM
6.09%, 02/12/2051 *	460	512
Series 2008-C2, Class ASB
6.13%, 02/12/2051 *	510	555
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	420	517
Series 2012-CBX, Class A4
3.48%, 06/16/2045	100	109
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.23%, 06/16/2045 *	1,136	133
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.37%, 01/27/2047 - 144A *	235	240
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A *	411	406
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 *	685	723
Series 2007-C1, Class AM
5.46%, 02/15/2040	150	161
Series 2007-C6, Class A4
5.86%, 07/15/2040 *	170	201
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	210	250
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4
4.86%, 08/12/2039 *	225	240
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	780	885
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-CKSV, Class A2
3.28%, 10/15/2022 - 144A	155	159

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I, Inc.
Series 2007-HQ12, Class A2FX
5.76%, 04/12/2049 *	$321	$333
Morgan Stanley Capital I, Inc., IO
Series 2012-C4, Class XA
2.89%, 03/15/2045 - 144A *	2,081	304
Morgan Stanley Re-REMIC Trust
2.00%, 07/27/2049	313	316
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	100	100
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	250	252
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/2049	255	265
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
6.12%, 02/15/2051 *	190	224
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	349	349

Total Mortgage-Backed Securities (cost $26,451)		27,309

ASSET-BACKED SECURITIES - 3.2%
AH Mortgage Advance Co., Ltd.
Series SART-3, Class 1A1
2.98%, 03/13/2043 - 144A	275	277
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043 - 144A	250	251
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	230	240
Series 2012-2, Class C
2.64%, 10/10/2017	160	164
Series 2012-2, Class D
3.38%, 04/09/2018	225	231
Series 2012-3, Class C
2.42%, 05/08/2018	160	163
Series 2012-3, Class D
3.03%, 07/09/2018 ^	100	101
CarMax Auto Owner Trust
Series 2012-1, Class B
1.76%, 08/15/2017	90	91
Series 2012-1, Class C
2.20%, 10/16/2017	55	56
Series 2012-1, Class D
3.09%, 08/15/2018	70	71
Chesapeake Funding LLC
Series 2012-1A, Class B
1.83%, 11/07/2023 - 144A *	200	201
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/2019 - 144A	500	503
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	250	250
DT Auto Owner Trust
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	250	251
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	250	251

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust (continued)
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	$250	$254
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	135	136
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	75	76
Series 2011-2, Class C
2.37%, 09/15/2015	175	175
Series 2011-2, Class D
2.86%, 09/15/2015	120	120
Series 2012-1, Class C
1.72%, 01/15/2016 *	210	211
Series 2012-1, Class D
2.32%, 01/15/2016 *	190	191
Series 2012-2, Class C
2.86%, 01/15/2019	100	103
Series 2012-2, Class D
3.50%, 01/15/2019	100	102
Series 2012-4, Class C
1.39%, 09/15/2016	110	110
Series 2012-4, Class D
2.09%, 09/15/2016	200	200
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	125	127
Nelnet Student Loan Trust
Series 2008-3, Class A4
2.08%, 11/25/2024 *	265	278
PFS Financing Corp.
Series 2012-AA, Class A
1.42%, 02/15/2016 - 144A *	210	211
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016 - 144A	72	72
Santander Drive Auto Receivables Trust
Series 2011-1, Class D
4.01%, 02/15/2017	410	419
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	439	440
Series 2011-S2A, Class C
2.86%, 06/15/2017 - 144A	325	327
Series 2012-1, Class B
2.72%, 05/16/2016	105	107
Series 2012-1, Class C
3.78%, 11/15/2017	140	147
Series 2012-2, Class C
3.20%, 02/15/2018	625	637
Series 2012-2, Class D
3.87%, 02/15/2018	380	391
Series 2012-3, Class B
1.94%, 12/15/2016	360	362
Series 2012-3, Class C
3.01%, 04/16/2018	485	492
Series 2012-3, Class D
3.64%, 05/15/2018	400	408
Series 2012-4, Class C
2.94%, 12/15/2017	200	204
Series 2012-4, Class D
3.50%, 06/15/2018	270	275

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-5, Class B
1.56%, 08/15/2018	$360	$361
Series 2012-5, Class C
2.70%, 08/15/2018	170	173
Series 2012-5, Class D
3.30%, 09/17/2018	145	149
SLM Student Loan Trust
Series 2004-B, Class A2
0.59%, 06/15/2021 *	654	638
Series 2005-B, Class A2
0.57%, 03/15/2023 *	417	404
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	180	198
Series 2012-A, Class A1
1.62%, 08/15/2025 - 144A *	141	142
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	150	160
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	550	584
Series 2012-C, Class A1
1.32%, 08/15/2023 - 144A *	326	328
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	555	586
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	660	686
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	1,038	1,108
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	460	462

Total Asset-Backed Securities (cost $15,339)		15,655

PREFERRED CORPORATE DEBT SECURITIES - 0.2%

Commercial Banks - 0.1%
Capital One Capital VI
8.88%, 05/15/2040	285	$290
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	180	180
Insurance - 0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	455	537

Total Preferred Corporate Debt Securities (cost $965)		1,007

CORPORATE DEBT SECURITIES - 10.4%
Aerospace & Defense - 0.0% ¥
Sequa Corp.
11.75%, 12/01/2015 - 144A	130	$137
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	150	152
3.75%, 07/15/2042	160	160
Pernod-Ricard SA
4.45%, 01/15/2022 - 144A	150	165
5.50%, 01/15/2042 - 144A	150	172
5.75%, 04/07/2021 - 144A	150	179
Capital Markets - 0.4%
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	1,625	1,872

	Principal (000’s)	Value (000’s)
Chemicals - 0.1%
CF Industries, Inc.
7.13%, 05/01/2020	$450	$565
Commercial Banks - 0.3%
Credit Suisse
5.40%, 01/14/2020	29	32
Discover Bank
7.00%, 04/15/2020	475	572
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	690	710
HSBC Bank PLC
3.10%, 05/24/2016 - 144A	340	358
Commercial Services & Supplies - 0.1%
UR Merger Sub Corp.
7.63%, 04/15/2022 - 144A	370	405
Containers & Packaging - 0.3%
Rexam PLC
6.75%, 06/01/2013 - 144A	1,255	1,279
Rock-Tenn Co.
4.00%, 03/01/2023 - 144A	160	163
Diversified Financial Services - 1.5%
Bank of America Corp.
3.88%, 03/22/2017 ^	255	274
5.70%, 01/24/2022	1,095	1,287
6.50%, 08/01/2016	140	162
7.63%, 06/01/2019	150	187
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	250	285
Citigroup, Inc.
4.45%, 01/10/2017	100	110
4.59%, 12/15/2015	1,180	1,280
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	200	232
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	1,110	1,107
JPMorgan Chase & Co.
3.25%, 09/23/2022 ^	626	635
4.50%, 01/24/2022	260	288
JPMorgan Chase Bank NA
6.00%, 10/01/2017	535	633
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	200	225
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A * ž	270	275
Diversified Telecommunication Services - 0.2%
AT&T, Inc.
5.35%, 09/01/2040	200	241
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 ^	220	238
Level 3 Financing, Inc.
8.13%, 07/01/2019	59	63
Sprint Capital Corp.
6.88%, 11/15/2028	175	161
Verizon Communications, Inc.
3.50%, 11/01/2021 ^	220	242
6.40%, 02/15/2038	175	236
Electric Utilities - 1.2%
Alabama Power Co.
3.95%, 06/01/2021	225	254
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	107	124
8.88%, 11/15/2018 ^	59	80

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
Electric Utilities (continued)
Duke Energy Carolinas LLC
4.25%, 12/15/2041		$170	$179
Energy Future Intermediate Holding Co.
LLC / EFIH Finance, Inc.
10.00%, 12/01/2020 ^		560	630
Florida Power & Light Co.
5.95%, 02/01/2038		170	232
Georgia Power Co.
3.00%, 04/15/2016		395	424
Hydro-Quebec
8.05%, 07/07/2024		2,560	3,792
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^		120	154
Energy Equipment & Services - 0.4%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020		395	469
Transocean, Inc.
2.50%, 10/15/2017		240	241
3.80%, 10/15/2022 ^		304	306
5.05%, 12/15/2016		370	413
6.00%, 03/15/2018		560	654
Food Products - 0.2%
Kraft Foods Group, Inc.
3.50%, 06/06/2022 - 144A		436	460
5.00%, 06/04/2042 - 144A		189	211
Kraft Foods, Inc.
6.50%, 02/09/2040		290	393
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.25%, 11/15/2015		547	620
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.
5.45%, 06/15/2021		165	193
HCA, Inc.
7.25%, 09/15/2020		175	196
Tenet Healthcare Corp.
6.25%, 11/01/2018 ^		210	232
8.88%, 07/01/2019		225	254
UnitedHealth Group, Inc.
3.38%, 11/15/2021		70	75
WellPoint, Inc.
3.30%, 01/15/2023		35	35
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017		450	483
Wyndham Worldwide Corp.
4.25%, 03/01/2022		310	319
Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
6.88%, 02/15/2021		300	317
7.88%, 08/15/2019		340	367
Independent Power Producers & Energy Traders - 0.0% ¥
Exelon Generation Co. LLC
4.25%, 06/15/2022 - 144A ^		91	96
Insurance - 0.8%
Allianz Finance II BV
5.75%, 07/08/2041 *	EUR	200	260
American International Group, Inc.
3.80%, 03/22/2017		$401	431
4.88%, 06/01/2022 ^		307	346
5.45%, 05/18/2017		185	211

	Principal (000’s)		Value (000’s)
Insurance (continued)
American International Group, Inc. (continued)
8.18%, 05/15/2058 *		$35	$43
AXA SA
5.25%, 04/16/2040 *	EUR	100	118
Lincoln National Corp.
7.00%, 06/15/2040		$130	162
Metropolitan Life Global Funding I
3.88%, 04/11/2022 - 144A		650	708
Muenchener Rueckversicherungs AG
6.00%, 05/26/2041 *	EUR	200	278
Prudential Financial, Inc.
4.75%, 09/17/2015		$630	694
5.38%, 06/21/2020 ^		270	312
5.88%, 09/15/2042 *		318	326
XL Group PLC
6.50%, 04/15/2017 * ž ^		177	163
Media - 1.0%
CBS Corp.
4.63%, 05/15/2018		80	91
8.88%, 05/15/2019		240	322
CCH II LLC
13.50%, 11/30/2016		300	326
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017		710	765
Comcast Corp.
4.65%, 07/15/2042		852	911
COX Communications, Inc.
8.38%, 03/01/2039 - 144A		390	594
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.15%, 03/15/2042		100	102
6.38%, 03/01/2041		110	129
NBCUniversal Media LLC
2.88%, 01/15/2023		150	150
4.38%, 04/01/2021		235	266
5.15%, 04/30/2020		225	267
Time Warner Cable, Inc.
4.50%, 09/15/2042		567	565
5.50%, 09/01/2041		185	209
Metals & Mining - 0.1%
Novelis, Inc.
8.75%, 12/15/2020		395	437
Multiline Retail - 0.3%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016		395	461
7.45%, 07/15/2017		631	780
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016		280	289
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037		565	708
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.
5.95%, 09/15/2016 ^		577	669
6.38%, 09/15/2017		385	464
BP Capital Markets PLC
3.13%, 10/01/2015		1,029	1,100
Energy Transfer Partners, LP
6.50%, 02/01/2042		425	490

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
6.30%, 09/15/2017	$200	$243
EOG Resources, Inc.
2.63%, 03/15/2023 ^	266	269
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	575	692
Laredo Petroleum, Inc.
7.38%, 05/01/2022	230	248
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	310	308
MEG Energy Corp.
6.38%, 01/30/2023 - 144A	85	91
6.50%, 03/15/2021 - 144A	180	193
Nexen, Inc.
6.40%, 05/15/2037	100	127
7.50%, 07/30/2039	175	249
Peabody Energy Corp.
6.25%, 11/15/2021 - 144A ^	165	164
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	48	65
Range Resources Corp.
5.75%, 06/01/2021	45	48
7.25%, 05/01/2018	365	386
Valero Energy Corp.
6.63%, 06/15/2037 ^	117	141
Western Gas Partners, LP
4.00%, 07/01/2022	160	167
5.38%, 06/01/2021	313	356
Williams Cos., Inc.
7.88%, 09/01/2021	75	98
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022 ^	280	318
6.00%, 11/15/2041	285	347
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	90	98
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021 ^	215	233
Real Estate Investment Trusts - 0.1%
Ventas Realty, LP
4.75%, 06/01/2021	135	148
Vornado Realty, LP
5.00%, 01/15/2022	310	343
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A ^	290	305
Road & Rail - 0.0% ¥
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	65	67
4.38%, 09/01/2042 ^	128	136
Software - 0.0% ¥
First Data Corp.
8.25%, 01/15/2021 - 144A	35	35
Specialty Retail - 0.0% ¥
QVC, Inc.
7.50%, 10/01/2019 - 144A	180	199
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
2.38%, 09/08/2016	360	375
3.13%, 07/16/2022	200	206
4.38%, 07/16/2042 ^	200	207

	Principal (000’s)	Value (000’s)
Wireless Telecommunication Services (continued)
Cricket Communications, Inc.
7.75%, 05/15/2016	$605	$638
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	715	861
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 ^	11	12
SBA Tower Trust
5.10%, 04/17/2017 - 144A	585	652
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	390	468

Total Corporate Debt Securities (cost $48,297)		50,925

STRUCTURED NOTES DEBT - 0.2%
Diversified Financial Services - 0.2%
Tiers Trust
2.19%, 05/12/2014 - 144A *	955	955
Total Structured Notes Debt (cost $955)

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.15%, 05/30/2013  g	430	430
Total Short-Term U.S. Government Obligation (cost $430)

	Shares	Value (000’s)
PREFERRED STOCK - 0.0% ¥
Diversified Financial Services - 0.0% ¥
Citigroup Capital XIII, 7.88% *	6,621	184
Total Preferred Stock (cost $174)
COMMON STOCKS - 60.2%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	37,383	2,234
Northrop Grumman Corp. ^	5,520	367
United Technologies Corp.	56,870	4,452
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. - Class B	23,025	1,648
Airlines - 0.1%
Southwest Airlines Co. ^	42,114	369
Auto Components - 0.2%
Delphi Automotive PLC ‡	9,150	284
Johnson Controls, Inc.	23,107	633
Automobiles - 0.2%
General Motors Co. ‡	43,646	993
Beverages - 2.3%
Beam, Inc.	6,010	346
Coca-Cola Co.	156,406	5,933
Coca-Cola Enterprises, Inc.	26,247	821
Constellation Brands, Inc. - Class A ‡	6,130	198
Dr. Pepper Snapple Group, Inc. ^	15,829	705
PepsiCo, Inc.	42,849	3,032
Biotechnology - 1.2%
Biogen Idec, Inc. ‡	19,202	2,865
Celgene Corp. ‡	35,963	2,748
Vertex Pharmaceuticals, Inc. ‡	6,330	354
Building Products - 0.2%
Masco Corp. ^	50,181	755
Capital Markets - 1.2%
Ameriprise Financial, Inc.	15,453	876

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Capital Markets (continued)
Goldman Sachs Group, Inc.	12,205	$1,387
Invesco, Ltd.	61,347	1,533
State Street Corp.	54,520	2,288
Chemicals - 1.4%
Air Products & Chemicals, Inc.	26,825	2,219
CF Industries Holdings, Inc.	2,800	622
Dow Chemical Co.	25,868	749
E.I. du Pont de Nemours & Co.	38,977	1,959
Georgia Gulf Corp.	8,240	298
LyondellBasell Industries NV - Class A	14,590	754
Commercial Banks - 1.9%
Comerica, Inc.	8,967	278
Huntington Bancshares, Inc. ^	45,906	317
KeyCorp	42,696	373
Regions Financial Corp.	31,460	227
SunTrust Banks, Inc.	33,940	959
Wells Fargo & Co.	204,540	7,063
Communications Equipment - 1.3%
Cisco Systems, Inc.	194,665	3,716
QUALCOMM, Inc.	38,456	2,403
Computers & Peripherals - 3.7%
Apple, Inc.	24,790	16,542
Hewlett-Packard Co.	57,288	977
NetApp, Inc. ‡	9,824	323
Construction & Engineering - 0.4%
Fluor Corp.	38,641	2,175
Consumer Finance - 0.8%
American Express Co.	27,085	1,540
Capital One Financial Corp.	42,988	2,451
Containers & Packaging - 0.1%
Crown Holdings, Inc. ‡	11,320	416
Diversified Financial Services - 1.5%
Bank of America Corp.	326,238	2,881
Citigroup, Inc.	97,691	3,196
CME Group, Inc. - Class A	17,840	1,022
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	96,862	3,652
Verizon Communications, Inc.	88,375	4,027
Electric Utilities - 0.9%
American Electric Power Co., Inc.	10,750	472
NextEra Energy, Inc.	39,628	2,787
NV Energy, Inc.	51,018	919
Electrical Equipment - 0.5%
Emerson Electric Co.	48,309	2,332
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	21,166	957
Ensco PLC - Class A	24,670	1,346
Halliburton Co.	55,655	1,876
National Oilwell Varco, Inc.	11,950	957
Schlumberger, Ltd.	15,864	1,147
Weatherford International, Ltd. ‡	17,348	220
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	28,700	1,390
Kroger Co. ^	24,184	569
Safeway, Inc. ^	8,660	139
Walgreen Co.	19,216	700
Wal-Mart Stores, Inc.	19,008	1,403
Food Products - 1.8%
Archer-Daniels-Midland Co.	64,073	1,742
ConAgra Foods, Inc.	20,900	577
General Mills, Inc.	48,036	1,914
Kellogg Co.	4,649	240
Kraft Foods, Inc. - Class A ‡	94,798	3,920
Smithfield Foods, Inc. ‡	15,580	306
Gas Utilities - 0.1%
AGL Resources, Inc.	6,420	263
UGI Corp.	9,872	313

	Shares	Value (000’s)
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	24,395	$1,470
CareFusion Corp. ‡	61,966	1,759
Covidien PLC	37,138	2,207
Hologic, Inc. ‡	6,680	135
St. Jude Medical, Inc.	2,870	121
Health Care Providers & Services - 1.2%
Aetna, Inc.	6,830	270
AmerisourceBergen Corp. - Class A	28,960	1,121
Humana, Inc.	20,365	1,429
UnitedHealth Group, Inc.	50,693	2,809
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp. ^	32,258	1,175
Household Durables - 0.4%
D.R. Horton, Inc. ^	13,797	285
Lennar Corp. - Class A ^	9,213	320
PulteGroup, Inc. ‡ ^	83,345	1,292
Household Products - 0.5%
Clorox Co.	7,040	507
Energizer Holdings, Inc. ^	1,873	140
Procter & Gamble Co.	28,701	1,991
Industrial Conglomerates - 1.1%
General Electric Co.	106,470	2,418
Tyco International, Ltd.	51,523	2,899
Insurance - 1.5%
ACE, Ltd.	21,463	1,623
Axis Capital Holdings, Ltd.	3,918	137
Berkshire Hathaway, Inc. - Class B ‡	11,313	998
Everest RE Group, Ltd.	2,624	281
Hartford Financial Services Group, Inc.	26,140	508
MetLife, Inc. ^	80,906	2,788
Prudential Financial, Inc.	18,868	1,028
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. ‡	9,964	2,534
Expedia, Inc.	5,260	304
Internet Software & Services - 1.5%
eBay, Inc. ‡	27,328	1,323
Google, Inc. - Class A ‡	7,590	5,727
LinkedIn Corp. - Class A ‡	1,470	177
IT Services - 1.7%
Cognizant Technology Solutions Corp. - Class A ‡	10,729	750
International Business Machines Corp.	23,651	4,907
Mastercard, Inc. - Class A	1,418	640
Visa, Inc. - Class A	13,130	1,763
Life Sciences Tools & Services - 0.0% ¥
Mettler-Toledo International, Inc. ‡	467	80
Machinery - 0.7%
Deere & Co. ^	8,910	735
PACCAR, Inc.	49,235	1,971
SPX Corp.	8,651	566
Stanley Black & Decker, Inc.	3,700	282
Media - 2.2%
CBS Corp. - Class B	78,449	2,850
Comcast Corp. - Class A	69,017	2,469
DIRECTV ‡	7,430	390
DISH Network Corp. - Class A	9,080	278
Time Warner Cable, Inc.	16,953	1,612
Time Warner, Inc.	73,706	3,340
Metals & Mining - 0.4%
Alcoa, Inc.	92,499	819
Freeport-McMoRan Copper & Gold, Inc.	20,050	794
Walter Energy, Inc.	7,930	257
Multiline Retail - 0.7%
Big Lots, Inc. ‡	1,310	39
Macy’s, Inc.	16,800	632
Target Corp.	46,731	2,966

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	26,740	$570
DTE Energy Co.	13,920	834
NiSource, Inc.	11,440	291
OGE Energy Corp.	960	53
PG&E Corp.	46,131	1,968
Sempra Energy	32,350	2,087
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	11,059	773
Apache Corp.	13,614	1,177
Chesapeake Energy Corp. ^	14,532	274
Chevron Corp.	72,234	8,419
ConocoPhillips	11,500	658
Denbury Resources, Inc. ‡	8,630	139
Devon Energy Corp.	8,930	540
EOG Resources, Inc.	11,250	1,261
Exxon Mobil Corp.	72,413	6,622
Kinder Morgan, Inc.	27,083	962
Occidental Petroleum Corp.	35,292	3,037
Peabody Energy Corp.	28,310	631
Valero Energy Corp.	39,698	1,258
Pharmaceuticals - 3.6%
Abbott Laboratories	42,441	2,910
Allergan, Inc.	12,716	1,165
Johnson & Johnson ^	18,221	1,256
Merck & Co., Inc.	136,617	6,161
Mylan, Inc. ‡	32,560	794
Perrigo Co.	2,000	232
Pfizer, Inc.	193,403	4,806
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. ^	10,986	808
American Tower Corp. - Class A	3,080	220
Apartment Investment & Management Co. - Class A ^	17,060	443
CBL & Associates Properties, Inc. ^	21,930	468
Duke Realty Corp.	15,840	233
Equity Lifestyle Properties, Inc. ^	1,920	131
Essex Property Trust, Inc. ^	2,506	371
Highwoods Properties, Inc. ^	7,675	250
Home Properties, Inc. ^	6,820	418
LaSalle Hotel Properties ^	15,070	402
Liberty Property Trust ^	14,181	514
National Retail Properties, Inc.	8,223	251
Plum Creek Timber Co., Inc. ^	17,060	748
Post Properties, Inc.	1,147	55
Public Storage	3,145	438
Weyerhaeuser Co.	24,552	642
Road & Rail - 1.7%
CSX Corp.	143,089	2,969
Norfolk Southern Corp.	20,290	1,291
Union Pacific Corp.	34,516	4,097
Semiconductors & Semiconductor Equipment - 1.2%
Altera Corp.	24,768	842
Broadcom Corp. - Class A ‡	19,630	679
Intel Corp.	39,277	891
KLA-Tencor Corp.	9,020	430
LAM Research Corp. ‡	40,728	1,294
LSI Corp. ‡	75,332	521
Marvell Technology Group, Ltd.	29,514	270
Texas Instruments, Inc.	38,104	1,050
Software - 2.9%
Adobe Systems, Inc. ‡	23,823	773
Citrix Systems, Inc. ‡	4,210	322
Microsoft Corp.	239,312	7,128
Oracle Corp.	176,818	5,568
Zynga, Inc. - Class A ‡	106,790	303
Specialty Retail - 2.1%
AutoZone, Inc. ‡ ^	4,835	1,787

	Shares	Value (000’s)
Specialty Retail (continued)
Home Depot, Inc.	68,067	$4,109
Lowe’s Cos., Inc.	70,565	2,134
O’Reilly Automotive, Inc. ‡ ^	2,630	220
Staples, Inc. ^	15,440	178
TJX Cos., Inc.	39,074	1,750
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	22,371	1,253
V.F. Corp.	14,872	2,370
Thrifts & Mortgage Finance - 0.1%
People’s United Financial, Inc. ^	20,440	248
Tobacco - 0.9%
Altria Group, Inc.	22,768	760
Philip Morris International, Inc.	41,261	3,711
Trading Companies & Distributors - 0.1%
WW Grainger, Inc.	2,620	546

Total Common Stocks (cost $259,236)		293,129

SHORT-TERM INVESTMENT COMPANY - 2.9%
Capital Markets - 2.9%
BlackRock Provident TempFund 24	14,276,041	14,276
Total Short-Term Investment Company (cost $14,276)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTION - 0.0% ¥
Call Option - 0.0% ¥
Eurodollar, Mid-Curve 3-Year Future	$200	52
Exercise Price $98.88
Expires 11/16/2012
Total Purchased Option (cost $18)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	26,444,265	26,444
Total Securities Lending Collateral (cost $26,444)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $5,724 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $5,840.	$5,724	5,724
Total Repurchase Agreement (cost $5,724)

Total Investment Securities (cost $499,273) P		539,833
Other Assets and Liabilities - Net		(52,222)

Net Assets		$487,611

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
TBA SHORT COMMITMENTS - (2.9%)
U.S. Government Agency Obligations - (2.9%)
Fannie Mae, TBA
3.50%	$(3,055)	$(3,266)
4.00%	(1,500)	(1,604)
4.50%	(5,400)	(5,844)
6.00%	(500)	(552)
Ginnie Mae, TBA
4.50%	(2,800)	(3,089)

Total TBA Short Commitments (proceeds $(14,311))		$(14,355)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTION - 0.0% ¥
Call Option - 0.0% ¥
Eurodollar, Mid-Curve 3-Year Future	$(300)	$(25)
Exercise Price $99.13
Expires 11/16/2012
Total Written Option (premium: $(10))

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	18	12/17/2012	$64
10-Year U.S. Treasury Note	Short	(53)	12/19/2012	(15)
2-Year U.S. Treasury Note	Long	89	12/31/2012	17
30-Year U.S. Treasury Bond	Short	(41)	12/19/2012	(32)
3-Year Australian Treasury Bond	Short	(58)	12/17/2012	(57)
5-Year U.S. Treasury Note	Long	208	12/31/2012	72
90-Day Eurodollar	Long	10	09/14/2015	3
90-Day Eurodollar	Long	10	12/14/2015	4
90-Day Eurodollar	Long	10	03/14/2016	5
90-Day Eurodollar	Long	10	06/13/2016	5
Euro OAT	Long	2	12/06/2012	1
German Euro Bund	Short	(19)	12/06/2012	(21)
S&P 500 E-Mini Index	Long	84	12/21/2012	(42)
Ultra Long U.S. Treasury Bond	Short	(5)	12/19/2012	9

				$13

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
EUR	RBS	(720)	10/17/2012	$(925)	$	¿
EUR	CITI	(86)	10/22/2012	(112)		1
EUR	CITI	(41)	10/22/2012	(52)		(1)
EUR	RBS	(518)	10/22/2012	(647)		(19)
EUR	CITI	(2,349)	10/22/2012	(2,879)		(139)
EUR	RBS	818	10/22/2012	1,055		(3)
EUR	CITI	(789)	10/22/2012	(987)		(28)
EUR	CITI	(504)	10/22/2012	(651)		3
EUR	DUB	(721)	10/22/2012	(934)		7
EUR	CITI	(42)	10/22/2012	(54)		¿
EUR	RBS	(201)	10/22/2012	(249)		(9)

						$(188)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
CITI	$(164)	$—	$(164)
DUB	7	—	7
RBS	(31)	—	(31)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $25,842.
	Rate shown reflects the yield at 09/28/2012.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
ž	The security has a perpetual maturity. The date shown is the next call date.
¥	Percentage rounds to less than 0.1%.
g	A portion of these securities in the amount of $695 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $499,273. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,396 and $4,836, respectively. Net unrealized appreciation for tax purposes is $40,560.
¿	Amount is less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $36,899, or 7.57% of the portfolio’s net assets.
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
IO	Interest Only
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Asset-Backed Securities	$—	$15,655	$—	$15,655
Common Stocks	293,129	—	—	293,129
Corporate Debt Securities	—	50,925	—	50,925
Foreign Government Obligations	—	8,870	—	8,870
Mortgage-Backed Securities	—	27,309	—	27,309
Preferred Corporate Debt Securities	—	1,007	—	1,007
Preferred Stock	184	—	—	184
Purchased Option	—	52	—	52
Repurchase Agreement	—	5,724	—	5,724
Securities Lending Collateral	26,444	—	—	26,444
Short-Term Investment Company	14,276	—	—	14,276
Short-Term U.S. Government Obligation	—	430	—	430
Structured Notes Debt	—	955	—	955
U.S. Government Agency Obligations	—	71,687	—	71,687
U.S. Government Obligations	—	23,186	—	23,186

Total	$334,033	$205,800	$—	$539,833

TBA Short Commitments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
U.S. Government Agency Obligations	$—	$(14,355)	$—	$(14,355)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Written Option	$—	$(25)	$—	$(25)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts - Appreciation	$180	$—	$—	$180
Futures Contracts - Depreciation	(167)	—	—	(167)
Forward Foreign Currency Contracts - Appreciation	—	11	—	11
Forward Foreign Currency Contracts - Depreciation	—	(199)	—	(199)

Total	$13	$(188)	$—	$(175)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK - 0.3%
Automobiles - 0.3%
Better Place, ‡ Ә § Δ	237,480	$712
Total Convertible Preferred Stock (cost $594)

COMMON STOCKS - 95.5%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	13,100	783
Textron, Inc. ^	28,957	758
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	31,831	1,157
Automobiles - 0.8%
General Motors Co. ‡	80,549	1,832
Beverages - 1.7%
Anheuser-Busch InBev NV ADR	23,727	2,039
PepsiCo, Inc.	25,922	1,834
Capital Markets - 2.1%
Bank of New York Mellon Corp.	97,584	2,207
Goldman Sachs Group, Inc.	9,976	1,134
Morgan Stanley	56,605	948
State Street Corp.	11,844	497
Chemicals - 1.6%
Monsanto Co.	39,243	3,572
Commercial Banks - 2.8%
Fifth Third Bancorp ^	77,618	1,204
PNC Financial Services Group, Inc.	28,131	1,775
U.S. Bancorp	23,699	813
Wells Fargo & Co.	72,072	2,488
Commercial Services & Supplies - 1.4%
Edenred	108,002	3,035
Communications Equipment - 2.2%
Cisco Systems, Inc.	64,808	1,237
Motorola Solutions, Inc.	73,518	3,717
Computers & Peripherals - 5.7%
Apple, Inc.	16,189	10,803
Dell, Inc.	23,967	236
Hewlett-Packard Co.	102,894	1,755
Distributors - 0.6%
Li & Fung, Ltd. ^	900,000	1,395
Diversified Financial Services - 6.0%
Bank of America Corp.	171,338	1,513
BM&FBovespa SA	247,085	1,493
Citigroup, Inc.	115,456	3,778
CME Group, Inc. - Class A	29,310	1,679
JPMorgan Chase & Co.	84,376	3,416
MSCI, Inc. - Class A ‡	37,673	1,348
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	22,841	861
Verizon Communications, Inc.	24,993	1,139
Electric Utilities - 1.2%
FirstEnergy Corp.	22,066	973
PPL Corp. ^	61,290	1,781
Electrical Equipment - 1.4%
Emerson Electric Co.	26,251	1,267
First Solar, Inc. ‡ ^	34,484	764
Sensata Technologies Holding NV ‡ ^	40,527	1,206
Electronic Equipment & Instruments - 0.7%
Corning, Inc. ^	115,329	1,517
Energy Equipment & Services - 2.2%
Halliburton Co.	65,974	2,223
Noble Corp. ‡	16,718	598
Weatherford International, Ltd. ‡	172,402	2,186
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	42,003	2,034
Wal-Mart Stores, Inc.	6,303	465
Food Products - 3.4%
Archer-Daniels-Midland Co.	20,875	567

	Shares	Value (000’s)
Food Products (continued)
DE Master Blenders 1753 NV ‡	204,578	$2,464
Kraft Foods, Inc. - Class A ‡	40,294	1,666
Mead Johnson Nutrition Co. - Class A	18,007	1,320
Unilever NV	46,611	1,654
Health Care Equipment & Supplies - 1.4%
Intuitive Surgical, Inc. ‡ ^	6,449	3,196
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	22,419	874
UnitedHealth Group, Inc.	38,524	2,134
WellPoint, Inc. ^	18,837	1,093
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	29,665	1,081
Household Products - 0.2%
Procter & Gamble Co.	5,897	409
Industrial Conglomerates - 1.1%
General Electric Co.	113,472	2,577
Insurance - 3.6%
Aflac, Inc.	8,931	428
Allstate Corp.	72,772	2,882
American International Group, Inc. ‡	4,600	151
MetLife, Inc. ^	33,190	1,144
Progressive Corp.	93,657	1,942
Travelers Cos., Inc. ^	22,899	1,563
Internet & Catalog Retail - 6.2%
Amazon.com, Inc. ‡	37,389	9,509
Groupon, Inc. - Class A ‡ ^	148,320	706
priceline.com, Inc. ‡	5,668	3,507
Internet Software & Services - 11.1%
Baidu, Inc. ADR ‡	31,022	3,624
eBay, Inc. ‡	77,394	3,747
Facebook, Inc. - Class A ‡	100,653	2,179
Facebook, Inc. - Class B ‡ Ә § Δ	133,996	2,805
Google, Inc. - Class A ‡	10,450	7,884
LinkedIn Corp. - Class A ‡	11,891	1,432
Yahoo! Inc. ‡	113,416	1,812
Yandex NV - Class A ‡	50,085	1,208
IT Services - 2.0%
Mastercard, Inc. - Class A	3,912	1,766
Visa, Inc. - Class A	20,865	2,802
Life Sciences Tools & Services - 1.0%
Illumina, Inc. ‡ ^	46,775	2,255
Machinery - 0.8%
Ingersoll-Rand PLC	40,019	1,794
Media - 6.9%
Comcast Corp. - Class A	98,717	3,532
McGraw-Hill Cos., Inc.	34,718	1,895
Naspers, Ltd. - Class N	28,898	1,788
News Corp. - Class B	73,966	1,834
Time Warner Cable, Inc.	28,089	2,670
Time Warner, Inc.	24,861	1,127
Viacom, Inc. - Class B	46,113	2,471
Metals & Mining - 0.7%
Alcoa, Inc.	142,397	1,260
Molycorp, Inc. ‡ ^	35,380	407
Multiline Retail - 0.6%
Kohl’s Corp. ^	8,752	448
Target Corp.	14,593	926
Oil, Gas & Consumable Fuels - 5.3%
BP PLC ADR	61,533	2,607
Chevron Corp.	14,914	1,738
Murphy Oil Corp.	31,305	1,681
QEP Resources, Inc.	42,412	1,343
Range Resources Corp. ^	18,106	1,265
Royal Dutch Shell PLC - Class A ADR	29,122	2,021
Ultra Petroleum Corp. ‡ ^	58,320	1,282

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Paper & Forest Products - 0.9%
International Paper Co.	56,858	$2,065
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	62,455	2,108
GlaxoSmithKline PLC ADR	26,756	1,237
Merck & Co., Inc.	55,762	2,515
Novartis AG	16,464	1,007
Pfizer, Inc.	109,687	2,726
Roche Holding AG ADR	20,279	953
Sanofi ADR	34,619	1,491
Valeant Pharmaceuticals International, Inc. ‡	27,686	1,530
Professional Services - 1.3%
Intertek Group PLC	37,823	1,674
Verisk Analytics, Inc. - Class A ‡	26,412	1,257
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. - Class A ^	122,033	4,211
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	31,000	703
Software - 3.4%
Microsoft Corp.	92,997	2,769
Salesforce.com, Inc. ‡ ^	19,902	3,039
VMware, Inc. - Class A ‡	15,635	1,513
Zynga, Inc. - Class A ‡	125,874	357
Specialty Retail - 0.9%
Lowe’s Cos., Inc.	41,203	1,246
Staples, Inc. ^	58,071	669
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC ADR	39,206	1,117

Total Common Stocks (cost $174,447)		214,117

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 11.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	24,919,125	$24,919
Total Securities Lending Collateral (cost $24,919)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $9,013 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 08/01/2026 - 12/01/2026, and with a total value of $9,197.	$9,013	9,013
Total Repurchase Agreement (cost $9,013)

Total Investment Securities (cost $208,973) P		248,761
Other Assets and Liabilities - Net		(24,473)

Net Assets		$224,288

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (000’s)
CHF	BNY	(251)	10/26/2012	$(267)	$1
CHF	SSB	(501)	10/26/2012	(535)	1
CHF	CITI	(253)	10/26/2012	(270)	1
CHF	CIBC	(501)	10/26/2012	(535)	1
EUR	SSB	(595)	10/26/2012	(769)	3
EUR	CITI	(1,181)	10/26/2012	(1,524)	6
EUR	BNY	(1,159)	10/26/2012	(1,497)	6
EUR	CIBC	(606)	10/26/2012	(782)	3
GBP	CITI	(428)	10/26/2012	(693)	3
GBP	CIBC	(901)	10/26/2012	(1,460)	6
GBP	SSB	(850)	10/26/2012	(1,377)	6
GBP	BNY	(425)	10/26/2012	(689)	3

					$40

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BNY	$10	$—	$10
CIBC	10	—	10
CITI	10	—	10
SSB	10	—	10

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $3,517, or 1.57% of the portfolio’s net assets.
§	Illiquid. Total aggregate fair value of illiquid securities is $3,517, or 1.57% of the portfolio’s net assets.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $24,304.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $208,973. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $55,176 and $15,388, respectively. Net unrealized appreciation for tax purposes is $39,788.
Δ	Restricted. At 09/30/2012, the portfolio owned the following securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stock	Better Place	01/25/2010	$594	$712	0.32%
Common Stock	Facebook, Inc. - Class B	02/02/2011	2,948	2,805	1.25

			$3,542	$3,517	1.57%

DEFINITIONS:

ADR	American Depositary Receipt
BNY	BNY Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citigroup, Inc.
SSB	State Street Bank & Trust Co.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$199,949	$11,363	$2,805	$214,117
Convertible Preferred Stocks	—	—	712	712
Repurchase Agreement	—	9,013	—	9,013
Securities Lending Collateral	24,919	—	—	24,919

Total	$224,868	$20,376	$3,517	$248,761

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Forward Foreign Currency Contracts - Appreciation	$—	$40	$—	$40

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 ƒ
Common Stock	$3,618	$—	$—	$—	$—	$(813)	$—	$—	$2,805	$(813)
Convertible
Preferred Stock	1,078	—	—	—	—	(366)	—	—	712	(366)

Total	$4,696	$—	$—	$—	$—	$(1,179)	$—	$—	$3,517	$(1,179)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 is 1.57% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table below.

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 09/30/2012 (000’s)	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Common Stock	$2,805	Discount for illiquidity	Illiquidity discount amortized over the lockup period	3.3% - 3.3%	3.3%
Convertible Preferred Stock	712	Discounted Cash Flow	Weighted Average Cost of Capital	22.5% - 27.5%	25.0%
			Perpetual Growth Rate	2.5% - 3.5%	3.0%
		Market Comparable Companies	Enterprise Value / Revenue	3.0x - 3.6x	3.3x
			Discount for Lack of Marketability	15.0% - 15.0%	15.0%

The significant unobservable inputs used in the fair value measurement of common stocks and convertible preferred stocks are illiquidity discount, enterprise value/revenue, weighted average cost of capital, perpetual growth rate, and discount for lack of marketability. Significant changes in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. There is not necessarily any change in assumptions used for the illiquidity discount, enterprise value/revenue, weighted average cost of capital, perpetual growth rate, and discount for lack of marketability.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 92.4%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 Ð		$1,271	$1,380
1.75%, 01/15/2028 Ð		1,316	1,703
2.00%, 01/15/2026 Ð		347	456
2.13%, 02/15/2040 - 02/15/2041 Ð		1,270	1,857
2.38%, 01/15/2025 - 01/15/2027 Ð		14,581	19,973
2.50%, 01/15/2029 Ð		749	1,071
3.63%, 04/15/2028 Ð		994	1,578
3.88%, 04/15/2029 Ð		1,537	2,551
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2022 Ð		40,708	44,110
0.63%, 07/15/2021 Ð		12,840	14,699
1.13%, 01/15/2021 Ð		8,053	9,534
1.25%, 04/15/2014 Ð		217	226
1.25%, 07/15/2020 Ð g		6,161	7,366
1.38%, 07/15/2018 - 01/15/2020 Ð		6,272	7,453
1.88%, 07/15/2013 Ð		2,376	2,446
2.00%, 07/15/2014 - 01/15/2016 Ð		11,594	12,909
2.63%, 07/15/2017 Ð		554	670

Total U.S. Government Obligations (cost $129,480)			129,982

FOREIGN GOVERNMENT OBLIGATIONS - 6.6%
Australia Government Bond
4.00%, 08/20/2020	AUD	400	811
Canadian Government Bond
1.50%, 12/01/2044	CAD	526	707
4.25%, 12/01/2021		878	1,272
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2016 - 09/15/2017	EUR	2,693	3,404
New South Wales Treasury Corp.
2.75%, 11/20/2025	AUD	1,000	1,368
Turkey Government Bond
3.00%, 01/06/2021 - 02/23/2022	TRY	641	375
United Kingdom Gilt Inflation Linked
2.50%, 07/26/2016 - Reg S	GBP	100	554
United Kingdom Gilt Inflation Linked
1.25%, 11/22/2017		250	463
1.88%, 11/22/2022		118	242

Total Foreign Government Obligations (cost $8,945)			9,196

MORTGAGE-BACKED SECURITIES - 1.2%
Commercial Mortgage Pass-Through Certificates Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A		$800	840
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044 - 144A		100	108
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A2
2.62%, 02/25/2035 *		100	99
Granite Mortgages PLC
Series 2003-3, Class 1A3
0.86%, 01/20/2044 *		369	366
GSR Mortgage Loan Trust
Series 2005-AR7, Class 2A1
2.62%, 11/25/2035 *		119	116
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A
4.68%, 07/15/2042		50	51

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.31%, 09/15/2021 - 144A *	$82	$80

Total Mortgage-Backed Securities (cost $1,627)		1,660

ASSET-BACKED SECURITIES - 0.4%
CIFC Funding, Ltd.
Series 2007-1A, Class A1L
0.70%, 05/10/2021 - 144A *	100	96
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF11, Class A2D
0.56%, 11/25/2035 *	129	121
SLC Student Loan Trust
Series 2009-AA, Class A
4.75%, 06/15/2033 - 144A *	181	175
SLM Student Loan Trust
Series 2009-D, Class A
3.50%, 08/17/2043 - 144A * §	149	144

Total Asset-Backed Securities (cost $532)		536

CORPORATE DEBT SECURITIES - 1.0%
Capital Markets - 0.1%
Goldman Sachs Group, Inc.
0.77%, 01/30/2017 *	100	119
Commercial Banks - 0.8%
Dexia Credit Local
1.65%, 09/12/2013	300	300
Eksportfinans ASA
5.50%, 06/26/2017	700	713
HSBC Bank PLC
3.10%, 05/24/2016 - 144A ^	200	211
Food & Staples Retailing - 0.1%
Wesfarmers, Ltd.
2.98%, 05/18/2016 - 144A ^	100	105

Total Corporate Debt Securities (cost $1,417)		1,448

STRUCTURED NOTES DEBT - 0.0% ¥
Consumer Finance - 0.0% ¥
SLM Corp.
3.96%, 12/15/2013 *	50	51
Total Structured Notes Debt (cost $50)
CERTIFICATE OF DEPOSIT - 0.1%
Commercial Banks - 0.1%
Abbey National Treasury Services PLC
1.76%, 06/10/2013 *	200	200
Total Certificate of Deposit (cost $200)

	Notional Amount (000’s)	Value (000’s)
PURCHASED STRADDLE SWAPTIONS - 0.0% ¥
Straddle Swaptions - 0.0% ¥
OTC- Call & Put 3-Month vs. 30-Year Forward Volatility Agreement §	200	15
Exercise Level 0.01% Þ
Expires 12/10/2012
Counterparty: GSC

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
PURCHASED STRADDLE SWAPTIONS (continued)
OTC- Call & Put 3-Month vs. 30-Year Forward Volatility Agreement §	$100	$8
Exercise Level 0.01% Þ
Expires 12/10/2012
Counterparty: DUB

Total Purchased Straddle Swaption (cost $26)		23

PURCHASED SWAPTION - 0.0% ¥
Put Options - 0.0% ¥
OTC- Receives floating based on 3-Month LIBOR, and pays fixed rate of 3.875% §	500	14
Expires 04/14/2014
Counterparty: DUB
Total Purchased Swaption (cost $25)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	302,603	303
Total Securities Lending Collateral (cost $303)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS - 88.6%
Bank of America
0.22% , dated 09/28/2012, to be repurchased at $13,900 on 10/01/2012. Collateralized by a U.S. Government Obligation, 0.88%, due 02/28/2017, and with a value of $14,175.	$13,900	13,900
Bank of Nova Scotia
0.28% , dated 09/28/2012, to be repurchased at $13,900 on 10/01/2012. Collateralized by a U.S. Government Obligation, 1.38%, due 11/30/2015, and with a value of $14,131.	13,900	13,900
Barclays Capital, Inc.
0.25% , dated 09/28/2012, to be repurchased at $13,900 on 10/01/2012. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $14,132.	13,900	13,900

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS (continued)
Credit Suisse Securities USA
0.28% , dated 09/28/2012, to be repurchased at $13,900 on 10/01/2012. Collateralized by a U.S. Government Obligation, 3.13%, due 01/31/2017, and with a value of $14,161.	$13,900	$13,900
JPMorgan Securities
0.26% - 0.28% , dated 09/28/2012, to be repurchased at $40,201 on 10/01/2012. Collateralized by U.S. Government Obligations & a U.S. Government Agency Obligation, 0.63% - 1.25%, due 03/15/2014 - 09/04/2015, and with a total value of $41,007.	40,200	40,200
Royal Bank of Scotland
0.27% , dated 09/28/2012, to be repurchased at $13,900 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.13%, due 04/15/2014, and with a value of $13,947.	13,900	13,900
State Street Bank & Trust Co.
0.03% , dated 09/28/2012, to be repurchased at $1,146 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $1,170.	1,146	1,146
UBS Securities, Inc.
0.26% , dated 09/28/2012, to be repurchased at $13,900 on 10/01/2012. Collateralized by a U.S. Government Obligation, 6.00%, due 02/15/2026, and with a value of $14,076.	13,900	13,900

Total Repurchase Agreements (cost $124,746)		124,746

Total Investment Securities (cost $267,351) P		268,159
Other Assets and Liabilities - Net		(127,367)

Net Assets		$140,792

WRITTEN SWAPTIONS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)		Premiums (Received) (000’s)	Value (000’s)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	0.75%	03/18/2013		$(4,400)	$(11)	$(9)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.70	03/18/2013		(2,700)	(31)	(103)
Put- OTC 10-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR	Pay	2.15	01/07/2013	EUR	(500)	(3)	(3)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.40	03/18/2013		$(4,400)	(11)	(4)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.70	03/18/2013		(2,700)	(52)	(1)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.00	03/18/2013		(100)	(1)	(¿ )
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.85	04/14/2014		(2,200)	(26)	(5)

								$(135)	$(125)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (000’s)
10-Year U.S. Treasury Note	Long	1	12/19/2012	$1
90-Day Eurodollar	Long	5	09/14/2015	1
90-Day Eurodollar	Long	27	03/14/2016	8

				$10

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	BOA	(3,175)	10/11/2012	$(3,275)	$(15)
AUD	BCLY	135	10/11/2012	140	(¿ )
AUD	DUB	134	10/11/2012	138	1
AUD	DUB	534	10/11/2012	557	(4)
AUD	DUB	70	10/11/2012	72	1
AUD	DUB	147	10/11/2012	150	3
AUD	DUB	100	10/11/2012	102	2
BRL	BCLY	3	10/02/2012	1	(¿ )
BRL	BCLY	(3)	10/02/2012	(1)	(¿ )
BRL	BCLY	(3)	12/04/2012	(1)	¿
CAD	DUB	(1,978)	12/20/2012	(2,028)	19
CNY	BCLY	(13)	02/01/2013	(2)	(¿ )
EUR	DUB	(148)	10/01/2012	(190)	¿
EUR	HSBC	147	10/01/2012	190	(1)
EUR	BCLY	(525)	10/15/2012	(683)	8
EUR	BCLY	76	10/15/2012	99	(1)
EUR	DUB	(268)	10/15/2012	(349)	5
EUR	DUB	128	10/15/2012	157	7
EUR	DUB	504	10/15/2012	614	33
EUR	DUB	38	10/15/2012	49	(¿ )
EUR	DUB	(1,000)	10/15/2012	(1,227)	(58)
EUR	DUB	(722)	10/15/2012	(913)	(15)
EUR	DUB	148	10/15/2012	190	(¿ )
GBP	DUB	(264)	12/12/2012	(422)	(5)
GBP	DUB	257	12/12/2012	410	5
GBP	BCLY	(151)	12/12/2012	(245)	1
GBP	BCLY	(637)	12/12/2012	(1,034)	6
TRY	DUB	(1)	10/24/2012	(¿ )	¿
TRY	DUB	(671)	10/24/2012	(369)	(3)

					$(11)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures(1) (000’s)
BCLY	$14	$—	$14
BOA	(15)	—	(15)
DUB	(125)	—	(125)
GSC	15	(770)	(755)
HSBC	(1)	—	(1)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Ð	Security, or a portion thereof, is subject to a dollar roll transaction.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $296.
¥	Percentage rounds to less than 0.1%.
g	A portion of this security in the amount of $26 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Þ	Exercise level and final premium determined on a future date, based upon implied volatility parameters.
§	Illiquid. Total aggregate market value of illiquid securities is $181, or 0.13% of the portfolio’s net assets.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $267,351. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $905 and $97, respectively. Net unrealized appreciation for tax purposes is $808.
Cash in the amount of $30 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Cash in the amount of $770 is segregated as collateral by the broker to cover open forward foreign currency contracts.
¿	Amount is less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $1,759, or 1.25% of the portfolio’s net assets.
BBA	British Banker’s Association
BOA	Bank of America
BCLY	Barclays Bank PLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
LIBOR	London Interbank Offered Rate
OTC	Over The Counter

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
TRY	Turkish New Lira
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Asset-Backed Securities	$—	$536	$—	$536
Certificate of Deposit	—	200	—	200
Corporate Debt Securities	—	1,448	—	1,448
Foreign Government Obligations	—	9,196	—	9,196
Mortgage-Backed Securities	—	1,660	—	1,660
Purchased Straddle Swaptions	—	23	—	23
Purchased Swaption	—	14	—	14
Repurchase Agreements	—	124,746	—	124,746
Securities Lending Collateral	303	—	—	303
Structured Notes Debt	—	51	—	51
U.S. Government Obligations	—	129,982	—	129,982

Total	$303	$267,856	$—	$268,159

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Written Swaptions	$—	$(125)	$—	$(125)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts - Appreciation	$10	$—	$—	$10
Forward Foreign Currency Contracts - Appreciation	—	91	—	91
Forward Foreign Currency Contracts - Depreciation	—	(102)	—	(102)

Total	$10	$(11)	$—	$(1)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

(formerly, Transamerica Hanlon Balanced VP)

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 29.8%
U.S. Treasury Bond
2.75%, 08/15/2042	$4,600	$4,524
U.S. Treasury Note
0.63%, 08/31/2017	4,550	4,553
1.00%, 08/31/2019 g	2,650	2,643
1.63%, 08/15/2022	5,850	5,843

Total U.S. Government Obligations (cost $17,226)		17,563

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.3%
Fannie Mae
0.88%, 10/26/2017	1,800	1,809
Fannie Mae, TBA
4.50%	2,700	2,923
Freddie Mac
1.25%, 10/02/2019	750	748

Total U.S. Government Agency Obligations (cost $5,465)		5,480

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
Province of Ontario Canada
1.65%, 09/27/2019	1,200	1,204
Russian Federation
7.50%, 03/31/2030 - Reg S	161	203

Total Foreign Government Obligations (cost $1,398)		1,407

MORTGAGE-BACKED SECURITIES - 2.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class A5
4.58%, 11/10/2038	160	167
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	560	561
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A2
5.38%, 03/10/2039	289	298
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
1.10%, 03/06/2020 - 144A *	185	185

Total Mortgage-Backed Securities (cost $1,209)		1,211

CORPORATE DEBT SECURITIES - 7.2%
Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
2.45%, 10/01/2022	100	101
Airlines - 0.2%
Continental Airlines Pass-Through Trust
Series 2012-2, Class A
4.00%, 10/29/2024	50	51
Series 2012-2, Class B
5.50%, 10/29/2020	50	51
Biotechnology - 0.7%
Amgen, Inc.
4.10%, 06/15/2021	400	435
Capital Markets - 0.5%
Goldman Sachs Group, Inc.
0.82%, 03/22/2016 *	300	288
Commercial Banks - 1.1%
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S	400	420
Westpac Banking Corp.
1.13%, 09/25/2015 *	300	301

	Principal (000’s)	Value (000’s)
Consumer Finance - 0.3%
Caterpillar Financial Services Corp.
1.65%, 04/01/2014	$150	$152
Diversified Financial Services - 0.9%
American Honda Finance Corp.
0.89%, 05/08/2014 - 144A *	150	150
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	200	205
JPMorgan Chase & Co.
3.25%, 09/23/2022	200	203
Electrical Equipment - 0.3%
Schneider Electric SA
2.95%, 09/27/2022 - 144A	150	151
Metals & Mining - 0.3%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	150	161
Multi-Utilities - 0.3%
Sempra Energy
2.88%, 10/01/2022	150	152
Oil, Gas & Consumable Fuels - 1.8%
BP Capital Markets PLC
5.25%, 11/07/2013	150	158
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	400	464
Petroleos Mexicanos
6.00%, 03/05/2020	200	239
TNK-BP Finance SA
7.88%, 03/13/2018 - Reg S	200	242
Pharmaceuticals - 0.3%
Eli Lilly & Co.
4.20%, 03/06/2014	150	158
Tobacco - 0.3%
Philip Morris International, Inc.
6.88%, 03/17/2014	150	164

Total Corporate Debt Securities (cost $4,237)		4,246

CERTIFICATE OF DEPOSIT - 1.4%
Commercial Banks - 1.4%
Dexia Credit Local
1.40%, 09/20/2013	800	800
Total Certificate of Deposit (cost $800)
COMMERCIAL PAPER - 4.8%
Construction Materials - 0.4%
Holcim US Finance Sarl & CIE SCS
0.50%, 10/24/2012 - 144A	250	250
Containers & Packaging - 0.5%
Amcor, Ltd.
0.46%, 10/24/2012 - 144A	290	290
Diversified Financial Services - 0.5%
Ford Motor Credit Co.
1.24%, 01/23/2013	275	274
Electric Utilities - 1.4%
Duke Energy Corp.
0.47%, 01/02/2013 - 144A	290	290
Northeast Utilities
0.42%, 10/04/2012 - 144A	290	290
PPL Energy Supply LLC
0.43%, 10/19/2012 - 144A	300	299
Metals & Mining - 0.5%
Xstrata Finance Canada, Ltd.
0.47%, 10/03/2012 - 144A	290	290

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

(formerly, Transamerica Hanlon Balanced VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.43%, 10/22/2012 - 144A	$290	$290
Oil, Gas & Consumable Fuels - 0.5%
Kinder Morgan Energy Partners, LP
0.50%, 10/10/2012 - 144A	290	290
Tobacco - 0.5%
BAT International Finance PLC
0.44%, 10/10/2012 - 144A	290	290

Total Commercial Paper (cost $2,853)		2,853

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 4.7%
U.S. Treasury Bill
0.14%, 03/28/2013 	2,800	2,798
Total Short-Term U.S. Government Obligation (cost $2,798)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTION - 1.4%
Put Option - 1.4%
OTC - S&P 500 Index	2,020	822
Index Value 1,250
Expires 06/21/2013
Counterparty: BOA
Total Purchased Option (cost $784)
PURCHASED SWAPTION - 0.0% ¥
Put Option - 0.0% ¥
OTC - Receives floating based on 3- Month LIBOR, and pays fixed rate of 3.45%	300	24
Expires 09/21/2015
Counterparty: BNP
Total Purchased Swaption (cost $24)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS - 45.8%
Barclays Capital, Inc. 0.25% , dated 09/28/2012, to be repurchased at $5,900 on 10/01/2012. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $6,000.	5,900	5,900
BNP Paribas 0.30% , dated 09/28/2012, to be repurchased at $5,900 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/20/2042, and with a value of $6,094.	5,900	5,900
Credit Suisse Securities USA 0.28% , dated 09/28/2012, to be repurchased at $2,900 on 10/01/2012. Collateralized by a U.S. Government Obligation, 3.13%, due 01/31/2017, and with a value of $2,955.	2,900	2,900

	Principal (000’s)	Value (000’s)
Goldman Sachs 0.21% , dated 09/28/2012, to be repurchased at $4,600 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 4.50%, due 02/01/2041 - 10/01/2041, and with a total value of $4,753.	$4,600	$4,600
JPMorgan Securities 0.20% , dated 09/27/2012, to be repurchased at $6,601 on 10/26/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 01/01/2042, and with a value of $6,823.	6,600	6,600
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $1,080 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $1,102.	1,080	1,080

Total Repurchase Agreements (cost $26,980)		26,980

Total Investment Securities (cost $63,774) P		64,184
Other Assets and Liabilities - Net		(5,239)

Net Assets		$58,945

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS - 0.0% ¥
Call Option - 0.0% ¥
OTC - Fannie Mae 3.5%, 02/25/2042	$(230)	$(3)
Strike Price $105.91
Expires 11/7/2012
Counterparty: CSFB
Put Options - 0.0% ¥
10-Year U.S. Treasury Note Future	(10)	(1)
Exercise Price $131.00
Expires 10/26/2012
OTC - Fannie Mae 3.5%, 02/25/2042	(230)	(¿ )
Strike Price $105.91
Expires 11/7/2012
Counterparty: CSFB

Total Written Options (premiums: $(5))		(4)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

(formerly, Transamerica Hanlon Balanced VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

WRITTEN SWAPTION: p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
OTC - Put – 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50%	09/21/2015	$(1,260)	$(23)	$(22)

OVER THE COUNTER SWAP AGREEMENTS: p

CREDIT DEFAULT SWAP ON CREDIT INDICES - SELL PROTECTION:(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s) (2)	Market Value (000’s) (3)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
CDX NAIG-18 5-Year Index	1.00%	06/20/2017	BOA	USD	$25,000	$106	$166	$(61)

TOTAL RETURN SWAP AGREEMENT - PAYABLE: (4)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized (Depreciation) (000’s)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/20/2013	BNP	$5,683	$(207)	$—	$(207)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized (Depreciation) (000’s)
Russell 2000 Mini Index	Long	34	12/21/2012	$(67)
S&P 500 E-Mini Index	Long	377	12/21/2012	(390)

				$(457)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BOA	$761	$(730)	$61
BNP	(205)	—	(205)
CSFB	(3)	1,598	1,595

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 09/28/2012.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
P	Aggregate cost for federal income tax purposes is $63,774. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $420 and $10, respectively. Net unrealized appreciation for tax purposes is $410.
¿	Amount is less than 1.
p	Cash in the amount of $730 has been pledged by the broker as collateral for open swap contracts and swaptions.
g	A portion of this security in the amount of $1,497 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Cash in the amount of $101 has been segregated as collateral with the custodian to cover margin requirements for open futures contracts.
(1)

If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(2)

The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

(formerly, Transamerica Hanlon Balanced VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference obligation less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $3,626, or 6.15% of the portfolio’s net assets.
BBA	British Banker’s Association
BOA	Bank of America
BNP	BNP Paribas Bank
CDX NAIG	North American Investment Grade Credit Default Swap Index
CSFB	Credit Suisse First Boston
LIBOR	London Interbank Offered Rate
OTC	Over The Counter
TBA	To Be Announced

CURRENCY ABBREVIATION:

USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Certificate of Deposit	$—	$800	$—	$800
Commercial Paper	—	2,853	—	2,853
Corporate Debt Securities	—	4,246	—	4,246
Foreign Government Obligations	—	1,407	—	1,407
Mortgage-Backed Securities	—	1,211	—	1,211
Purchased Option	—	822	—	822
Purchased Swaption	—	24	—	24
Repurchase Agreements	—	26,980	—	26,980
Short-Term U.S. Government Obligation	—	2,798	—	2,798
U.S. Government Agency Obligations	—	5,480	—	5,480
U.S. Government Obligations	—	17,563	—	17,563

Total	$—	$64,184	$—	$64,184

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Written Option	$—	$(4)	$—	$(4)
Written Swaption	—	(22)	—	(22)

Total	$—	$(26)	$—	$(26)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts - Depreciation	$(457)	$—	$—	$(457)
Credit Default Swap - Depreciation	—	(61)	—	(61)
Total Return Swap - Depreciation	—	(207)	—	(207)

Total	$(457)	$(268)	$—	$(725)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

(formerly, Transamerica Hanlon Growth and Income VP)

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 37.6%
U.S. Treasury Bond
2.75%, 08/15/2042	$4,600	$4,524
U.S. Treasury Note
0.63%, 08/31/2017	5,100	5,103
1.00%, 08/31/2019 g	1,600	1,596
1.63%, 08/15/2022	5,850	5,844

Total U.S. Government Obligations (cost $16,739)		17,067

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%
Fannie Mae
0.88%, 10/26/2017	1,800	1,809
Fannie Mae, TBA
4.50%	1,500	1,624
Freddie Mac
1.25%, 10/02/2019	750	748

Total U.S. Government Agency Obligations (cost $4,168)		4,181

FOREIGN GOVERNMENT OBLIGATIONS - 3.1%
Province of Ontario Canada
1.65%, 09/27/2019	1,200	1,204
Russian Federation
7.50%, 03/31/2030 - Reg S	161	203

Total Foreign Government Obligations (cost $1,398)		1,407

MORTGAGE-BACKED SECURITIES - 1.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class A5
4.58%, 11/10/2038	80	83
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	310	311
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A2
5.38%, 03/10/2039	158	163
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
1.10%, 03/06/2020 - 144A *	93	93

Total Mortgage-Backed Securities (cost $649)		650

CORPORATE DEBT SECURITIES - 7.7%
Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
2.45%, 10/01/2022	100	101
Airlines - 0.2%
Continental Airlines Pass-Through Trust
Series 2012-2, Class A
4.00%, 10/29/2024	50	51
Series 2012-2, Class B
5.50%, 10/29/2020	50	51
Biotechnology - 1.0%
Amgen, Inc.
4.10%, 06/15/2021	400	435
Capital Markets - 0.3%
Goldman Sachs Group, Inc.
0.82%, 03/22/2016 *	150	144

	Principal (000’s)	Value (000’s)
Commercial Banks - 1.3%
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S	$400	$421
Westpac Banking Corp.
1.13%, 09/25/2015 *	150	150
Consumer Finance - 0.2%
Caterpillar Financial Services Corp.
1.65%, 04/01/2014	75	76
Diversified Financial Services - 1.1%
American Honda Finance Corp.
0.89%, 05/08/2014 - 144A *	75	75
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	200	205
JPMorgan Chase & Co.
3.25%, 09/23/2022	200	203
Electrical Equipment - 0.3%
Schneider Electric SA
2.95%, 09/27/2022 - 144A	150	151
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	75	80
Multi-Utilities - 0.3%
Sempra Energy
2.88%, 10/01/2022	150	152
Oil, Gas & Consumable Fuels - 2.2%
BP Capital Markets PLC
5.25%, 11/07/2013	75	79
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	400	463
Petroleos Mexicanos
6.00%, 03/05/2020	200	239
TNK-BP Finance SA
7.88%, 03/13/2018 - Reg S	200	242
Pharmaceuticals - 0.2%
Eli Lilly & Co.
4.20%, 03/06/2014	75	79
Tobacco - 0.2%
Philip Morris International, Inc.
6.88%, 03/17/2014	75	82

Total Corporate Debt Securities (cost $3,470)		3,479

CERTIFICATE OF DEPOSIT - 0.9%
Commercial Banks - 0.9%
Dexia Credit Local
1.40%, 09/20/2013	400	400
Total Certificate of Deposit (cost $400)
COMMERCIAL PAPER - 3.5%
Commercial Banks - 1.8%
Santander Commercial Paper SA Unipersonal
3.10%, 10/01/2013 - 144A	400	388
Standard Chartered Bank
0.95%, 09/26/2013 - 144A	375	371
Construction Materials - 0.7%
Holcim US Finance Sarl & CIE SCS
0.50%, 10/24/2012 - 144A	330	330
Diversified Financial Services - 0.4%
Ford Motor Credit Co.
1.24%, 01/23/2013	100	99
1.28%, 01/22/2013	100	100

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

(formerly, Transamerica Hanlon Growth and Income VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels - 0.6%
Kinder Morgan Energy Partners, LP
0.50%, 10/10/2012 - 144A	$290	$290

Total Commercial Paper (cost $1,578)		1,578

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 3.3%
U.S. Treasury Bill
0.14%, 03/28/2013 	1,500	1,499
Total Short-Term U.S. Government Obligation (cost $1,499)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTION - 1.1%
Put Option - 1.1%
OTC - S&P 500 Index	1,210	492
Index Value 1,250
Expires 06/21/2013
Counterparty: BOA
Total Purchased Option (cost $469)
PURCHASED SWAPTION - 0.1%
Put Option - 0.1%
OTC - Receives floating based on 3-Month LIBOR, and pays fixed rate of 3.45%	300	24
Expires 09/21/2015
Counterparty: BNP
Total Purchased Swaption (cost $24)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS - 38.7%
Barclays Capital, Inc.
0.25% , dated 09/28/2012, to be repurchased at $4,400 on 10/01/2012. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $4,475.	4,400	4,400
BNP Paribas
0.30% , dated 09/28/2012, to be repurchased at $4,400 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/20/2042, and with a value of $4,546.	4,400	4,400
Credit Suisse Securities USA
0.28% , dated 09/28/2012, to be repurchased at $1,500 on 10/01/2012. Collateralized by a U.S. Government Obligation, 3.13%, due 01/31/2017, and with a value of $1,529.	1,500	1,500
Goldman Sachs
0.21% , dated 09/28/2012, to be repurchased at $2,700 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 4.50%, due 02/01/2041 - 10/01/2041, and with a total value of $2,790.	2,700	2,700

	Principal (000’s)	Value (000’s)
JPMorgan Securities
0.26% , dated 09/28/2012, to be repurchased at $3,700 on 10/01/2012. Collateralized by a U.S. Government Obligation, 1.25%, due 08/31/2015, and with a value of $3,772.	$3,700	$3,700
State Street Bank & Trust Co.
0.03% , dated 09/28/2012, to be repurchased at $852 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $871.	852	852

Total Repurchase Agreements (cost $17,552)		17,552

Total Investment Securities (cost $47,946) P		48,329
Other Assets and Liabilities - Net		(2,991)

Net Assets		$45,338

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS - 0.0% ¥
Call Option - 0.0% ¥
OTC - Fannie Mae 3.5%, 02/25/2042	$(180)	$(2)
Strike Price $105.91 Expires 11/7/2012 Counterparty: CSFB
Put Options - 0.0% ¥
10-Year U.S. Treasury Note Future	(10)	(1)
Exercise Price $131.00 Expires 10/26/2012
OTC - Fannie Mae 3.5%, 02/25/2042	(180)	(¿)
Strike Price $105.91 Expires 11/7/2012 Counterparty: CSFB

Total Written Options (premiums: $(4))		(3)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

(formerly, Transamerica Hanlon Growth and Income VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

WRITTEN SWAPTION: p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
OTC - Put - 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50%	09/21/2015	$(1,260)	$(23)	$(22)

OVER THE COUNTER SWAP AGREEMENTS: p

CREDIT DEFAULT SWAP ON CREDIT INDICES - SELL PROTECTION: (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s) (2)	Market Value (000’s) (3)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
CDX NAIG-18 5-Year Index	1.00%	06/20/2017	BOA	USD	$25,000	$106	$166	$(61)

TOTAL RETURN SWAP AGREEMENT - PAYABLE: (4)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized (Depreciation) (000’s)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/20/2013	BNP	$2,248	$(82)	$—	$(82)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized (Depreciation) (000’s)
Russell 2000 Mini Index	Long	27	12/21/2012	$(53)
S&P 500 E-Mini Index	Long	223	12/21/2012	(234)

				$(287)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BOA	$431	$(430)	$1
BNP	(80)	—	(80)
CSFB	(2)	1,019	1,017

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 09/28/2012.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $47,946. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $392 and $9, respectively. Net unrealized appreciation for tax purposes is $383.
p	Cash in the amount of $430 has been pledged by the broker as collateral for open swap contracts and swaptions.
g	A portion of this security in the amount of $799 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Cash in the amount of $220 has been segregated as collateral with the custodian to cover margin requirements for open futures contracts.
¿	Amount is less than 1.
(1)

If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(2)

The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

(formerly, Transamerica Hanlon Growth and Income VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference obligation less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $2,009, or 4.43% of the portfolio’s net assets.
BBA	British Banker’s Association
BOA	Bank of America
BNP	BNP Paribas Bank
CDX NAIG	North American Investment Grade Credit Default Swap Index
CSFB	Credit Suisse First Boston
LIBOR	London Interbank Offered Rate
OTC	Over The Counter
TBA	To Be Announced

CURRENCY ABBREVIATION:

USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Certificate of Deposit	$—	$400	$—	$400
Commercial Paper	—	1,578	—	1,578
Corporate Debt Securities	—	3,479	—	3,479
Foreign Government Obligations	—	1,407	—	1,407
Mortgage-Backed Securities	—	650	—	650
Purchased Option	—	492	—	492
Purchased Swaption	—	24	—	24
Repurchase Agreements	—	17,552	—	17,552
Short-Term U.S. Government Obligation	—	1,499	—	1,499
U.S. Government Agency Obligations	—	4,181	—	4,181
U.S. Government Obligations	—	17,067	—	17,067

Total	$—	$48,329	$—	$48,329

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Written Options	$—	$(3)	$—	$(3)
Written Swaption	—	(22)	—	(22)

Total	$—	$(25)	$—	$(25)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts - Depreciation	$(287)	$—	$—	$(287)
Credit Default Swap - Depreciation	—	(61)	—	(61)
Total Return Swap - Depreciation	—	(82)	—	(82)

Total	$(287)	$(143)	$—	$(430)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Growth VP

(formerly, Transamerica Hanlon Growth VP)

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 17.0%
U.S. Treasury Bond
2.75%, 08/15/2042	$2,200	$2,164
U.S. Treasury Note
1.00%, 08/31/2019 g	2,250	2,244
1.63%, 08/15/2022	2,900	2,897

Total U.S. Government Obligations (cost $7,143)		7,305

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.8%
Fannie Mae
0.88%, 10/26/2017	900	905
Fannie Mae, TBA
4.50%	3,100	3,355
Freddie Mac
1.25%, 10/02/2019	325	324

Total U.S. Government Agency Obligations (cost $4,574)		4,584

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Province of Ontario Canada
1.65%, 09/27/2019	600	601
Russian Federation
7.50%, 03/31/2030 - Reg S	81	102

Total Foreign Government Obligations (cost $699)		703

MORTGAGE-BACKED SECURITIES - 3.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class A5
4.58%, 11/10/2038	160	167
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	630	631
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A2
5.38%, 03/10/2039	309	319
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
1.10%, 03/06/2020 - 144A *	185	185

Total Mortgage-Backed Securities (cost $1,301)		1,302

CORPORATE DEBT SECURITIES - 6.3%
Biotechnology - 0.5%
Amgen, Inc.
4.50%, 03/15/2020	200	224
Capital Markets - 0.7%
Goldman Sachs Group, Inc.
0.82%, 03/22/2016 *	300	288
Commercial Banks - 1.1%
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S	200	210
Westpac Banking Corp.
1.13%, 09/25/2015 *	300	301
Consumer Finance - 0.4%
Caterpillar Financial Services Corp.
1.65%, 04/01/2014	150	152
Diversified Financial Services - 0.6%
American Honda Finance Corp.
0.89%, 05/08/2014 - 144A *	150	151
JPMorgan Chase & Co.
3.25%, 09/23/2022	100	101

	Principal (000’s)	Value (000’s)
Electrical Equipment - 0.2%
Schneider Electric SA
2.95%, 09/27/2022 - 144A	$75	$75
Metals & Mining - 0.4%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	150	161
Multi-Utilities - 0.2%
Sempra Energy
2.88%, 10/01/2022	75	76
Oil, Gas & Consumable Fuels - 1.4%
BP Capital Markets PLC
5.25%, 11/07/2013	150	158
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	200	231
Petroleos Mexicanos
6.00%, 03/05/2020	100	120
TNK-BP Finance SA
7.88%, 03/13/2018 - Reg S	100	121
Pharmaceuticals - 0.4%
Eli Lilly & Co.
4.20%, 03/06/2014	150	158
Tobacco - 0.4%
Philip Morris International, Inc.
6.88%, 03/17/2014	150	164

Total Corporate Debt Securities (cost $2,691)		2,691

CERTIFICATE OF DEPOSIT - 1.9%
Commercial Banks - 1.9%
Dexia Credit Local
1.40%, 09/20/2013	800	800
Total Certificate of Deposit (cost $800)
COMMERCIAL PAPER - 6.7%
Containers & Packaging - 0.7%
Amcor, Ltd.
0.46%, 10/24/2012 - 144A	290	290
Diversified Financial Services - 0.6%
Ford Motor Credit Co.
1.24%, 01/23/2013	275	274
Electric Utilities - 1.9%
Duke Energy Corp.
0.47%, 01/02/2013 - 144A	290	290
Northeast Utilities
0.42%, 10/04/2012 - 144A	290	289
PPL Energy Supply LLC
0.43%, 10/19/2012 - 144A	280	280
Energy Equipment & Services - 1.4%
Spectra Energy Capital LLC
0.45%, 10/29/2012 - 144A	580	580
Metals & Mining - 0.7%
Xstrata Finance Canada, Ltd.
0.47%, 10/03/2012 - 144A	290	290
Multi-Utilities - 0.7%
Dominion Resources, Inc.
0.43%, 10/22/2012 - 144A	290	290

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Growth VP

(formerly, Transamerica Hanlon Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Tobacco - 0.7%
BAT International Finance PLC
0.44%, 10/10/2012 - 144A	$290	$290

Total Commercial Paper (cost $2,873)		2,873

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 6.6%
U.S. Treasury Bill
0.14%, 03/28/2013 	2,800	2,798
Total Short-Term U.S. Government Obligation (cost $2,798)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTION - 2.0%
Put Option - 2.0%
OTC - S&P 500 Index	2,080	847
Index Value 1,250
Expires 06/21/2013
Counterparty: BOA
Total Purchased Option (cost $807)

PURCHASED SWAPTION - 0.0% ¥
Put Option - 0.0% ¥
OTC - Receives floating based on 3- Month LIBOR, and pays fixed rate of 3.45%	150	12
Expires 09/21/2015
Counterparty: BNP
Total Purchased Swaption (cost $12)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS - 55.8%
Barclays Capital, Inc. 0.25% , dated 09/28/2012, to be repurchased at $4,100 on 10/01/2012. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $4,170.	4,100	4,100
BNP Paribas 0.30% , dated 09/28/2012, to be repurchased at $4,100 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/20/2042, and with a value of $4,235.	4,100	4,100
Credit Suisse Securities USA 0.28% , dated 09/28/2012, to be repurchased at $3,600 on 10/01/2012. Collateralized by a U.S. Government Obligation, 3.13%, due 01/31/2017, and with a value of $3,668.	3,600	3,600

	Principal (000’s)	Value (000’s)
Goldman Sachs 0.21% , dated 09/28/2012, to be repurchased at $4,100 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 4.50%, due 02/01/2041 - 10/01/2041, and with a total value of $4,237.	$4,100	$4,100
JPMorgan Securities 0.26% , dated 09/28/2012, to be repurchased at $6,800 on 10/01/2012. Collateralized by a U.S. Government Obligation, 1.25%, due 08/31/2015, and with a value of $6,932.	6,800	6,800
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $1,074 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $1,097.	1,074	1,074

Total Repurchase Agreements (cost $23,774)		23,774

Total Investment Securities (cost $47,472) P		47,689
Other Assets and Liabilities - Net		(5,052)

Net Assets		$42,637

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
OTC - Fannie Mae 3.5%, 02/25/2042	$(190)	$(3)
Strike Price $105.91
Expires 11/7/2012
Counterparty: CSFB
Put Options - 0.0% ¥
10-Year U.S. Treasury Note Future	(5)	(¿ )
Exercise Price $131.00
Expires 10/26/2012
OTC - Fannie Mae 3.5%, 02/25/2042	(190)	(¿ )
Strike Price $105.91
Expires 11/7/2012
Counterparty: CSFB

Total Written Options (premiums: $(3))		(3)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Growth VP

(formerly, Transamerica Hanlon Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

WRITTEN SWAPTION: p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
OTC - Put-5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50%	09/21/2015	$(630)	$(11)	$(11)

OVER THE COUNTER SWAP AGREEMENTS: p

CREDIT DEFAULT SWAP ON CREDIT INDICES - SELL PROTECTION:(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(2)	Market Value (000’s)(3)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
CDX NAIG-18 5-Year Index	1.00%	06/20/2017	BOA	USD	$10,600	$45	$71	$(26)

TOTAL RETURN SWAP AGREEMENT - PAYABLE: (4)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized (Depreciation) (000’s)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/20/2013	BNP	$6,135	$(223)	$—	$(223)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized (Depreciation) (000’s)
Russell 2000 Mini Index	Long	25	12/21/2012	$(49)
S&P 500 E-Mini Index	Long	359	12/21/2012	(375)

				$(424)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BOA	$821	$(760)	$61
BNP	(222)	—	(222)
CSFB	(3)	1,489	1,486

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 09/28/2012.
	Rate shown reflects the yield at 09/28/2012.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $47,472. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $222 and $5, respectively. Net unrealized appreciation for tax purposes is $217.
p	Cash in the amount of $760 has been pledged by the broker as collateral for open swap contracts and swaptions.
g	A portion of this security in the amount of $1,479 has been segregated as collateral with the broker to cover margin requirements for open futures contracts
Cash in the amount of $10 has been segregated as collateral with the custodian to cover margin requirements for open futures contracts.
¿	Amount is less than 1.
(1)

If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(2)

The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Tactical - Growth VP

(formerly, Transamerica Hanlon Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference obligation less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $3,641, or 8.54% of the portfolio’s net assets.
BBA	British Banker’s Association
BOA	Bank of America
BNP	BNP Paribas Bank
CDX NAIG	North American Investment Grade Credit Default Swap Index
CSFB	Credit Suisse First Boston
LIBOR	London Interbank Offered Rate
OTC	Over The Counter
TBA	To Be Announced

CURRENCY ABBREVIATION:

USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Certificate of Deposit	$—	$800	$—	$800
Commercial Paper	—	2,873	—	2,873
Corporate Debt Securities	—	2,691	—	2,691
Foreign Government Obligations	—	703	—	703
Mortgage-Backed Securities	—	1,302	—	1,302
Purchased Option	—	847	—	847
Purchased Swaption	—	12	—	12
Repurchase Agreements	—	23,774	—	23,774
Short-Term U.S. Government Obligation	—	2,798	—	2,798
U.S. Government Agency Obligations	—	4,584	—	4,584
U.S. Government Obligations	—	7,305	—	7,305

Total	$—	$47,689	$—	$47,689

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Written Options	$—	$(3)	$—	$(3)
Written Swaption	—	(11)	—	(11)

Total	$—	$(14)	$—	$(14)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts - Depreciation	$(424)	$—	$—	$(424)
Credit Default Swap - Depreciation	—	(26)	—	(26)
Total Return Swap - Depreciation	—	(223)	—	(223)

Total	$(424)	$(249)	$—	$(673)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 23.6%
U.S. Treasury Bond
3.00%, 05/15/2042 ^	$16,300	$16,901
3.13%, 11/15/2041 Ð	37,000	39,417
3.75%, 08/15/2041 Ð a	15,100	18,054
3.88%, 08/15/2040	1,900	2,321
4.38%, 02/15/2038 - 05/15/2040	51,400	67,798
4.38%, 05/15/2041 ^	3,700	4,903
5.25%, 02/15/2029	1,500	2,104
7.63%, 11/15/2022	27,500	43,132
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2041	12,347	18,137
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022	82,612	90,175
1.13%, 01/15/2021 a g	45,566	53,942
U.S. Treasury Note
1.25%, 01/31/2019 Ð	48,800	49,841
1.50%, 06/30/2016	780	811
1.63%, 08/15/2022 ^	100	100
1.75%, 05/15/2022	8,800	8,924
2.00%, 11/15/2021 Ð a g	217,100	226,648
2.00%, 02/15/2022 Ð	100	104
2.13%, 08/15/2021 Ð a g	42,100	44,534
2.25%, 03/31/2016	100	107
2.63%, 08/15/2020 - 11/15/2020	52,189	57,638

Total U.S. Government Obligations (cost $708,868)		745,591

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.3%
Fannie Mae
0.77%, 09/25/2041 *	55,648	55,905
1.35%, 06/01/2043 *	258	262
1.88%, 08/01/2035 *	22	23
2.15%, 08/01/2035 *	1,114	1,175
2.17%, 09/01/2035 *	1,940	2,060
2.22%, 12/01/2034 *	14	15
2.26%, 07/01/2032 *	7	7
2.30%, 10/01/2035 *	20	21
2.34%, 01/01/2028 *	62	66
2.37%, 08/01/2036 *	322	345
2.50%, 03/01/2027 - 09/01/2027	138,884	146,141
2.50%, 05/01/2035 *	942	995
3.50%, 10/01/2013 - 10/01/2026	104,545	111,385
4.00%, 06/01/2013 - 03/01/2041	5,670	6,097
4.50%, 05/01/2019 - 06/01/2026	60,144	65,058
5.00%, 10/01/2020 - 01/01/2030	10,122	11,055
5.50%, 12/01/2017 - 02/01/2038	3,489	3,826
6.00%, 08/01/2037	2,010	2,225
6.50%, 06/17/2038	3,111	3,257
Fannie Mae, TBA
2.50%	60,000	63,055
3.00%	12,000	12,636
3.50%	96,000	102,747
4.00%	1,000	1,069
4.50%	1,000	1,082
5.00%	27,000	29,387
Freddie Mac
0.13%, 11/30/2012 - 01/03/2013 	24,800	24,792
0.57%, 12/15/2029 *	55	55
1.31%, 10/25/2044 *	1,766	1,773
1.51%, 07/25/2044 *	897	913
2.35%, 08/01/2023 *	60	62

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
2.42%, 09/01/2035 *		$165	$176
2.86%, 09/01/2035 *		1,843	1,980
4.00%, 03/01/2041		80,786	86,982
5.00%, 02/15/2020		433	438
6.50%, 07/25/2043		102	118
Freddie Mac, TBA
4.50%		1,000	1,075
Ginnie Mae
6.50%, 06/20/2032		5	6
Ginnie Mae, TBA
3.00%		203,000	217,368
Overseas Private Investment Corp.
Zero Coupon, 12/10/2012 Ә Series MTN		5,700	5,865
Zero Coupon, 09/20/2013 Ә Series E-2		5,850	5,867
Zero Coupon, 09/20/2013 Ә Series H-2		11,384	11,359
Zero Coupon, 04/15/2014		3,900	5,226
2.07%, 05/15/2021 Ә		32,274	32,305
U.S. Small Business Administration
4.50%, 02/01/2014		165	170

Total U.S. Government Agency Obligations (cost $993,099)			1,016,424

FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
Australia Government Bond
5.50%, 12/15/2013 ^	AUD	26,500	28,421
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2013 - 01/01/2017	BRL	80,133	40,758
Canadian Government Bond
1.75%, 03/01/2013	CAD	3,700	3,775
3.25%, 06/01/2021		6,700	7,702
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A §		$2,700	2,884
Province of Ontario Canada
3.15%, 06/02/2022	CAD	40,600	42,934
Province of Quebec Canada
3.50%, 12/01/2022		4,500	4,831
Republic of Brazil
10.25%, 01/10/2028	BRL	2,050	1,322
Vnesheconombank Via VEB Finance PLC
5.38%, 02/13/2017 - 144A		$300	322

Total Foreign Government Obligations (cost $133,226)			132,949

MORTGAGE-BACKED SECURITIES - 5.5%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 1A1
2.93%, 08/25/2035 *		291	231
Series 2005-5, Class 2A1
3.11%, 09/25/2035 *		290	263
Series 2005-10, Class 1A21
2.99%, 01/25/2036 *		407	314
American Home Mortgage Assets LLC
Series 2006-4, Class 1A12
0.43%, 10/25/2046 *		4,228	2,455
Series 2006-5, Class A1
1.07%, 11/25/2046 *		840	430
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
2.16%, 09/25/2045 *		7	6

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Corp.
Series 2005-D, Class A1
2.61%, 05/25/2035 *	$156	$161
Series 2006-J, Class 4A1
5.63%, 01/20/2047 *	179	127
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
2.94%, 01/25/2035 *	914	880
Banc of America Re-REMIC Trust
Series 2010-UB5, Class A4A
5.67%, 02/17/2051 - 144A *	20,000	23,168
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.76%, 08/25/2033 *	1,518	1,547
Series 2003-8, Class 2A1
2.93%, 01/25/2034 *	84	85
Series 2003-8, Class 4A1
2.99%, 01/25/2034 *	205	205
Series 2003-9, Class 2A1
2.96%, 02/25/2034 *	224	220
Series 2004-10, Class 22A1
2.81%, 01/25/2035 *	311	306
Series 2005-2, Class A2
3.08%, 03/25/2035 *	592	595
Series 2005-5, Class A2
2.25%, 08/25/2035 *	481	469
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1
3.01%, 09/25/2035 *	699	565
Series 2006-6, Class 32A1
2.97%, 11/25/2036 *	1,055	672
Series 2006-8, Class 3A1
0.38%, 02/25/2034 *	914	853
Series 2006-R1, Class 2E21
2.87%, 08/25/2036 *	826	221
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.84%, 01/26/2036 *	682	410
Series 2007-R6, Class 2A1
2.84%, 12/26/2046 *	450	249
Chaseflex Trust
Series 2007-3, Class 1A2
0.68%, 07/25/2037 *	2,757	1,478
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.23%, 09/25/2035 *	807	799
Series 2005-6, Class A2
2.34%, 09/25/2035 *	603	583
Series 2007-10, Class 22AA
3.11%, 09/25/2037 *	3,841	2,879
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	400	473
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	8	9
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	252	261
Series 2005-14, Class 2A1
0.43%, 05/25/2035 *	363	251
Series 2005-56, Class 5A2
0.99%, 11/25/2035 *	885	614

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust (continued)
Series 2005-62, Class 2A1
1.15%, 12/25/2035 *	$6	$4
Series 2005-81, Class A1
0.50%, 02/25/2037 *	2,045	1,278
Series 2006-OA1, Class 2A1
0.43%, 03/20/2046 *	1,607	965
Series 2006-OA9, Class 2A1A
0.43%, 07/20/2046 *	12	6
Series 2006-OA17, Class 1A1A
0.41%, 12/20/2046 *	4,942	3,043
Series 2006-OA19, Class A1
0.40%, 02/20/2047 *	1,915	1,070
Series 2007-HY4, Class 1A1
3.00%, 06/25/2037 *	3,889	2,880
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.72%, 10/19/2032 *	88	61
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A *	596	597
Series 2004-12, Class 11A1
3.01%, 08/25/2034 *	121	101
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	797	807
Series 2005-HY10, Class 5A1
5.26%, 02/20/2036 *	441	371
Series 2005-R2, Class 1AF1
0.56%, 06/25/2035 - 144A *	1,319	1,123
Series 2006-OA5, Class 2A2
0.52%, 04/25/2036 *	628	128
Credit Suisse First Boston Mortgage Securities Corp
Series 2003-AR15, Class 2A1
2.46%, 06/25/2033 *	880	867
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
2.07%, 08/25/2035 *	222	150
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.61%, 08/25/2035 *	139	131
Granite Mortgages PLC
Series 2003-3, Class 3A
1.16%, 01/20/2044 *	640	1,023
Series 2004-3, Class 3A2
1.01%, 09/20/2044 *	3,774	5,992
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.42%, 12/25/2046 *	708	230
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
3.18%, 10/25/2033 *	275	269
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.65%, 09/25/2035 *	765	768
Series 2006-AR1, Class 2A1
2.71%, 01/25/2036 *	11	9
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
3.11%, 07/19/2035 *	463	428
Series 2006-1, Class 2A1A
0.46%, 03/19/2036 *	2,544	1,568

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust (continued)
Series 2006-5, Class 2A1A
0.40%, 07/19/2046 *	$1,225	$696
Series 2006-7, Class 2A1A
0.42%, 09/19/2046 *	607	426
Series 2007-1, Class 2A1A
0.35%, 04/19/2038 *	1,538	1,135
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.67%, 12/25/2034 *	86	75
Series 2006-AR12, Class A1
0.41%, 09/25/2046 *	769	516
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.00%, 02/25/2035 *	209	213
Series 2007-A1, Class 5A5
2.95%, 07/25/2035 *	2,216	2,271
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	4,700	5,598
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.42%, 10/25/2046 *	597	456
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.62%, 03/25/2036 *	320	55
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
1.99%, 10/25/2035 *	10,277	9,948
Series 2005-2, Class 2A
2.42%, 10/25/2035 *	351	346
Series 2005-2, Class 3A
1.23%, 10/25/2035 *	117	114
Series 2005-3, Class 4A
0.47%, 11/25/2035 *	68	62
Series 2005-A10, Class A
0.43%, 02/25/2036 *	385	325
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
6.08%, 06/11/2049 *	400	470
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	821	830
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.84%, 07/15/2042 - 144A * §	10,400	10,540
Series 2011-1A, Class 1A3
1.80%, 07/15/2042 - 144A *	16,000	20,829
RALI Trust
Series 2005-QO3, Class A1
0.62%, 10/25/2045 *	532	354
Series 2006-QO6, Class A1
0.40%, 06/25/2046 *	685	300
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.62%, 01/25/2046 *	651	265
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	15	16
Series 2005-SA4, Class 1A21
3.34%, 09/25/2035 *	983	777

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.55%, 06/12/2044 *	$14,164	$12,243
Sequoia Mortgage Trust
Series 10, Class 2A1
0.98%, 10/20/2027 *	75	75
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.81%, 01/25/2035 *	312	278
Series 2005-17, Class 3A1
2.82%, 08/25/2035 *	110	98
Series 2005-18, Class 3A1
2.99%, 09/25/2035 *	3,530	2,878
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.88%, 09/19/2032 *	56	53
Series 2005-AR5, Class A1
0.47%, 07/19/2035 *	149	129
Series 2005-AR5, Class A2
0.47%, 07/19/2035 *	148	143
Series 2005-AR5, Class A3
0.47%, 07/19/2035 *	273	264
Series 2005-AR8, Class A1A
0.50%, 02/25/2036 *	315	206
Series 2006-AR3, Class 12A1
0.44%, 05/25/2036 *	1,975	1,302
Series 2006-AR6, Class 2A1
0.41%, 07/25/2046 *	5,335	3,460
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.31%, 09/15/2021 - 144A *	685	663
WAMU Commercial Mortgage Securities Trust
Series 2007-SL2, Class A
5.43%, 12/27/2049 - 144A *	9,244	9,336
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.34%, 02/27/2034 *	110	111
Series 2003-AR9, Class 2A
2.54%, 09/25/2033 *	4,036	4,136
Series 2004-AR1, Class A
2.57%, 03/25/2034 *	286	290
Series 2005-AR11, Class A1A
0.54%, 08/25/2045 *	216	196
Series 2006-AR3, Class A1A
1.15%, 02/25/2046 *	1,039	924
Series 2006-AR7, Class 3A
2.59%, 07/25/2046 *	1,998	1,770
Series 2006-AR7, Class C1B2
0.44%, 07/25/2046 *	193	19
Series 2006-AR9, Class 2A
2.59%, 08/25/2046 *	1,787	1,553
Series 2006-AR10, Class 1A1
2.74%, 09/25/2036 *	1,774	1,357
Series 2006-AR17, Class 1A
0.97%, 12/25/2046 *	930	697
Series 2006-AR19, Class 1A1A
0.88%, 01/25/2047 *	262	214
Series 2007-HY1, Class 1A1
2.53%, 02/25/2037 *	640	467
Series 2007-HY1, Class 4A1
2.70%, 02/25/2037 *	4,341	3,376

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2007-OA1, Class A1A
0.85%, 02/25/2047 *	$5,349	$3,694
Series 2007-OA3, Class 2A1A
0.91%, 04/25/2047 *	616	507
Series 2007-OA6, Class 1A
0.96%, 07/25/2047 *	895	702
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	57	57
Series 2004-CC, Class A1
2.62%, 01/25/2035 *	453	451
Series 2006-AR4, Class 2A6
5.60%, 04/25/2036 *	448	201
Series 2006-AR8, Class 2A4
2.68%, 04/25/2036 *	896	794

Total Mortgage-Backed Securities (cost $176,766)		174,909

ASSET-BACKED SECURITIES - 1.9%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.80%, 07/25/2032 *	6	5
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.57%, 07/25/2035 *	132	122
Avoca CLO I BV
Series III-X, Class A
0.74%, 09/15/2021 * Ә	3,535	4,296
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.88%, 10/25/2032 *	23	20
Series 2006-SD3, Class 21A1
3.16%, 07/25/2036 *	326	232
Series 2006-SD4, Class 1A1
3.00%, 10/25/2036 *	784	568
Chester Asset Receivables Dealings
Series 2004-1, Class A
0.89%, 04/15/2016 *	13,300	21,329
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1, Class A2B
0.33%, 08/25/2036 *	24	24
Series 2007-AHL1, Class A2A
0.26%, 12/25/2036 *	11	11
Harbourmaster CLO, Ltd.
Series 5A, Class A1
0.51%, 06/15/2020 - 144A * Ә	2,043	2,552
Home Equity Asset Trust
Series 2002-1, Class A4
0.82%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
0.30%, 03/25/2037 *	56	55
Lehman XS Trust
Series 2006-4N, Class A1B1
0.39%, 04/25/2046 *	68	67
Series 2006-GP4, Class 2A2
0.45%, 08/25/2046 *	153	18
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.29%, 01/25/2047 *	298	276

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.48%, 06/25/2035 *	$26	$26
Penarth Master Issuer PLC
Series 2011-1A, Class A1
0.87%, 05/18/2015 - 144A *	13,300	13,326
Plymouth Rock CLO, Ltd./Inc.
Series 2010-1A, Class A
1.94%, 02/16/2019 - 144A *	4,633	4,627
Securitized Asset Backed Receivables LLC
Series 2007-NC2, Class A2A
0.26%, 01/25/2037 *	202	178
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	220	244
Series 2004-20C, Class 1
4.34%, 03/01/2024	1,346	1,481
Series 2008-20L, Class 1
6.22%, 12/01/2028	2,915	3,417
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.80%, 01/25/2033 *	1	1
Series 2007-GEL1, Class A1
0.32%, 01/25/2037 - 144A *	591	402
Wood Street CLO BV
Series I, Class A
1.22%, 11/22/2021 * Ә	5,554	6,897

Total Asset-Backed Securities (cost $60,075)		60,175

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.8%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2030 - 06/01/2047	4,400	3,602
Chicago Transit Authority - Class A
6.90%, 12/01/2040	11,100	13,466
Chicago Transit Authority - Class B
6.90%, 12/01/2040	7,300	8,857
Golden State Tobacco Securitization Corp.
5.13%, 06/01/2047	300	231
Kentucky State Property & Building Commission
4.30%, 11/01/2019	500	560
4.40%, 11/01/2020	600	662
5.37%, 11/01/2025	1,100	1,295
Los Angeles Department of Water & Power
5.00%, 07/01/2044	6,900	7,797
Los Angeles Unified School District
Series A-1, Class A
4.50%, 07/01/2022	2,155	2,457
New Jersey State Turnpike Authority
5.00%, 01/01/2025 - 01/01/2027	500	604
New York City Municipal Water Finance Authority
5.75%, 06/15/2040	6,200	7,491
New York City Transitional Finance Authority Future Tax Secured Revenue
4.73%, 11/01/2023	900	1,064
4.91%, 11/01/2024	600	723
5.08%, 11/01/2025	600	722
New York State Thruway Authority
5.00%, 03/15/2026 - 03/15/2027	23,655	28,621

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Palomar Community College District
4.75%, 05/01/2032		$100	$108
Port Authority of New York & New Jersey
4.46%, 10/01/2062		9,800	9,863
State of California
5.65%, 04/01/2039 *		14,400	14,775
State of California - Build America Bonds
7.50%, 04/01/2034		1,100	1,467
7.55%, 04/01/2039		3,400	4,641
State of Illinois
4.42%, 01/01/2015		1,500	1,592
Tobacco Securitization Authority of Southern California
5.13%, 06/01/2046		3,100	2,462
Tobacco Settlement Finance Authority - Series A
7.47%, 06/01/2047		2,520	1,920
Tobacco Settlement Financing Corp.
5.88%, 05/15/2039		100	102
Tobacco Settlement Financing Corp. - Series 1A
5.00%, 06/01/2041		4,000	3,323

Total Municipal Government Obligations (cost $110,237)			118,405

CORPORATE DEBT SECURITIES - 19.9%
Automobiles - 0.5%
Volkswagen International Finance NV
0.91%, 10/01/2012 - 144A * §		9,800	9,800
0.97%, 04/01/2014 - 144A *		6,200	6,224
Capital Markets - 2.8%
Deutsche Bank AG
5.38%, 10/12/2012		19,206	19,231
Goldman Sachs Group, Inc.
0.65%, 11/15/2014 *	EUR	900	1,135
0.67%, 05/23/2016 *		11,800	14,245
0.68%, 02/04/2013 *		800	1,027
6.25%, 09/01/2017		$5,000	5,861
Morgan Stanley
0.94%, 10/15/2015 *		1,100	1,048
2.88%, 07/28/2014 ^		2,700	2,758
3.45%, 11/02/2015		13,800	14,142
Morgan Stanley - Series F
6.25%, 08/28/2017		5,500	6,239
Morgan Stanley - Series MTN
6.63%, 04/01/2018		13,900	15,971
UBS AG
4.88%, 08/04/2020 ^		6,600	7,381
Commercial Banks - 7.1%
Abbey National Treasury Services PLC
2.03%, 04/25/2014 *		14,500	14,391
3.88%, 11/10/2014 - 144A		1,100	1,123
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A ^		11,800	12,266
Barclays Bank PLC
1.50%, 01/13/2014 * ^		22,800	22,893
2.50%, 01/23/2013		900	906
6.05%, 12/04/2017 - 144A §		6,000	6,456
10.18%, 06/12/2021 - 144A §		5,520	7,171
BPCE SA
2.19%, 02/07/2014 - 144A * §		29,700	29,916
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021		25,500	28,526

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
DNB Boligkreditt AS
2.90%, 03/29/2016 - 144A §	$22,000	$23,415
Export-Import Bank of Korea
8.13%, 01/21/2014	13,100	14,259
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž §	100	136
Lloyds TSB Bank PLC
5.80%, 01/13/2020 - 144A	2,200	2,541
12.00%, 12/16/2024 - 144A * Ž	16,500	18,504
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž §	1,910	2,509
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 * Ž	7,000	5,723
Stadshypotek AB
1.45%, 09/30/2013 - 144A ^ §	16,700	16,855
UBS AG
5.88%, 12/20/2017	2,700	3,196
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 * Ž ^	8,700	9,994
Consumer Finance - 1.1%
Ally Financial, Inc.
3.78%, 06/20/2014 *	6,900	7,055
8.00%, 03/15/2020	8,880	10,390
American Express Credit Corp. - Series C
5.88%, 05/02/2013	15,900	16,399
SLM Corp.
0.75%, 01/27/2014 *	800	777
Diversified Financial Services - 6.6%
Bank of America Corp.
6.50%, 08/01/2016	4,500	5,204
7.63%, 06/01/2019	15,000	18,731
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	7,900	9,007
Bear Stearns Cos., LLC
5.70%, 11/15/2014	4,400	4,818
6.40%, 10/02/2017	2,200	2,645
7.25%, 02/01/2018	1,500	1,872
Citigroup, Inc.
2.44%, 08/13/2013 *	14,200	14,390
5.88%, 05/29/2037 ^	1,100	1,294
6.00%, 08/15/2017	5,300	6,173
Ford Motor Credit Co., LLC
5.63%, 09/15/2015 ^	10,845	11,854
7.00%, 10/01/2013	800	846
General Electric Capital Corp.
0.68%, 06/20/2014 *	13,100	12,836
General Electric Capital Corp. - Series B
6.25%, 12/15/2022 * Ž	1,300	1,372
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	4,000	4,495
7.13%, 09/01/2018 - 144A	13,200	15,378
JPMorgan Chase & Co.
4.25%, 10/15/2020	22,900	25,021
4.40%, 07/22/2020	800	880
6.30%, 04/23/2019	5,400	6,638
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,600	1,893
Lehman Brothers Holdings, Inc (Escrow shares)
1.00%, 01/24/2013 - 12/30/2016	14,600	3,736
6.75%, 12/28/2017 Ә	4,000	¿

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
Diversified Financial Services (continued)
Merrill Lynch & Co., Inc.
0.68%, 01/31/2014 *	EUR	2,100	$2,665
6.88%, 04/25/2018		$11,100	13,299
Merrill Lynch & Co., Inc. - Series C
6.40%, 08/28/2017		11,200	13,030
Qtel International Finance, Ltd.
4.75%, 02/16/2021 - Reg S ^		5,000	5,545
SSIF Nevada, LP
1.16%, 04/14/2014 - 144A * §		19,800	19,890
Diversified Telecommunication Services - 0.0% ¥
KT Corp.
4.88%, 07/15/2015 - 144A		900	976
Energy Equipment & Services - 0.1%
NGPL PipeCo LLC
7.12%, 12/15/2017 - 144A ^		4,100	4,356
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.00%, 01/15/2020 ^		3,900	4,636
Insurance - 0.5%
American International Group, Inc.
8.25%, 08/15/2018		12,300	15,817
Principal Life Income Funding Trusts
5.30%, 04/24/2013		1,000	1,027
Metals & Mining - 0.1%
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 - Reg S		3,000	3,051
Oil, Gas & Consumable Fuels - 0.7%
El Paso LLC
7.75%, 01/15/2032		425	495
7.80%, 08/01/2031		125	145
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 - Reg S ^		10,900	12,813
8.15%, 04/11/2018 - 144A		1,200	1,462
Gazprom OAO Via GAZ Capital SA - Series 2
8.63%, 04/28/2034 - Reg S ^		6,000	8,400
Tobacco - 0.3%
Altria Group, Inc.
9.25%, 08/06/2019		4,391	6,235
9.70%, 11/10/2018		845	1,210
Reynolds American, Inc.
7.63%, 06/01/2016		800	964
Transportation Infrastructure - 0.0% ¥
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A		850	926

Total Corporate Debt Securities (cost $577,272)			626,488

COMMERCIAL PAPER - 0.6%
Diversified Financial Services - 0.6%
Ford Motor Credit Co.
1.24%, 01/23/2013		600	598
1.40%, 01/18/2013		18,000	17,922

Total Commercial Paper (cost $18,520)			18,520

LOAN ASSIGNMENTS - 0.2%
Diversified Financial Services - 0.1%
Delos Aircraft, Inc., Tranche B
4.75%, 04/12/2016 *		2,000	2,016
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC, Non-Extended
3.76%, 10/10/2014 *		3,730	2,772

Total Loan Assignments (cost $5,524)			4,788

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 9.8%
Fannie Mae
0.14%, 02/20/2013 - 02/27/2013 	$25,900	$25,883
0.17%, 08/01/2013 	16,400	16,375
Freddie Mac
0.14%, 02/11/2013 - 02/26/2013 	17,400	17,389
0.15%, 03/05/2013 	2,000	1,999
U.S. Treasury Bill
0.08%, 01/24/2013  ^	3,400	3,399
0.10%, 01/31/2013  a	299	299
0.11%, 02/07/2013 	433	433
0.11%, 02/14/2013 	450	450
0.12%, 02/21/2013 	6,300	6,297
0.13%, 02/28/2013 	12,000	11,994
0.13%, 03/07/2013  a	110,300	100,240
0.14%, 03/14/2013 - 03/28/2013 	46,300	46,270
0.14%, 04/04/2013  a	11,900	11,891
0.15%, 05/02/2013 	741	740
0.15%, 05/30/2013 	5,700	5,694
0.16%, 08/22/2013  a	45,800	45,728
0.16%, 09/19/2013  ^	15,150	15,124

Total Short-Term U.S. Government Obligations (cost $310,205)		310,205

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co., 7.50%	2,900	3,590
Total Convertible Preferred Stock (cost $2,690)
PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust, 0.80% - 144A * Ә §	380	2,832
Total Preferred Stock (cost $4,042)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTION - 0.0% ¥
Call Option - 0.0% ¥
OTC- USD vs. CNY §	$3,900	12
Exercise Price $6.51
Expires 05/16/2013
Counterparty: JPM
Total Purchased Option (cost $20)
PURCHASED SWAPTION - 0.0% ¥
Put Option - 0.0% ¥
OTC- Receives floating based on 3 -month LIBOR, and pays a fixed rate of 3.45% §	19,300	1,553
Expires 09/21/2015
Counterparty: RBS
Total Purchased Swaption (cost $1,538)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 3.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	110,791,035	$110,791
Total Securities Lending Collateral (cost $110,791)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS - 11.9%
Bank of America 0.13% - 0.19% , dated 09/25/2012 - 09/27/2012, to be repurchased at $175,605 on 10/02/2012 - 10/04/2012. Collateralized by U.S. Government Obligations, 0.25% - 2.13%, due 04/30/2014 - 08/15/2021, and with a total value of $179,215.	$175,600	175,600
BNP Paribas 0.17% - 0.18% , dated 08/29/2012 - 09/10/2012, to be repurchased at $32,606 on 10/09/2012 - 10/12/2012. Collateralized by U.S. Government Agency Obligations & a U.S. Government Obligation, 2.13% - 5.00%, due 11/30/2014 - 07/01/2039, and with a total value of $35,833.	32,600	32,600
Citigroup Global Markets 0.18% - 0.28% , dated 09/11/2012 - 09/28/2012, to be repurchased at $40,206 on 10/01/2012 - 10/26/2012. Collateralized by U.S. Government Agency Obligations, 0.79% - 4.00%, due 04/24/2015 - 01/01/2042, and with a total value of $41,374.	40,200	40,200
Goldman Sachs 0.21% , dated 09/28/2012, to be repurchased at $4,100 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.50%, due 02/01/2041, and with a value of $4,237.	4,100	4,100
RBC Capital Markets LLC 0.29% , dated 09/28/2012, to be repurchased at $29,101 on 10/01/2012. Collateralized by a U.S. Government Obligation, 1.00%, due 08/31/2016, and with a value of $29,662.	29,100	29,100

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS - (continued)
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $5,358 on 10/01/2012. Collateralized by a U.S. Government Agency Obligations, 4.00%, due 12/25/2024 - 04/01/2025, and with a total value of $5,465.	$5,358	$5,358
Toronto-Dominion Bank 0.18% , dated 09/26/2012, to be repurchased at $86,703 on 10/03/2012. Collateralized by U.S. Government Obligations, 0.13% - 3.13%, due 09/30/2013 - 02/15/2014, and with a total value of $88,499.	86,700	86,700

Total Repurchase Agreements (cost $373,658)		373,658

Total Investment Securities (cost $3,586,531) P		3,700,890
Other Assets and Liabilities - Net		(548,140)

Net Assets		$3,152,750

	Principal (000’s)	Value (000’s)
TBA SHORT COMMITMENT - (3.5%) ☐
U.S. Government Agency Obligations - (3.5%)
Fannie Mae, TBA
3.50%	$(76,000)	$(80,869)
4.00%	(4,000)	(4,277)
5.50%	(2,000)	(2,193)
6.00%	(2,000)	(2,208)
Freddie Mac, TBA
4.00%	(18,000)	(19,347)

Total TBA Short Commitment (proceeds $(108,515))		$(108,894)

WRITTEN SWAPTIONS: p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call- OTC 5-Year Interest Rate Swap	DUB	3-month USD LIBOR BBA	Receive	1.40%	03/18/2013	$(133,500)	$(858)	$(3,264)
Put- OTC 5-Year Interest Rate Swap	DUB	3-month USD LIBOR BBA	Pay	1.40	03/18/2013	(133,500)	(3,281)	(112)
Put- OTC 5-Year Interest Rate Swap	RBS	3-month USD LIBOR BBA	Pay	2.50	09/21/2015	(81,100)	(1,541)	(1,405)

							$(5,680)	$(4,781)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Currency Code	Notional Amount (000’s)(2)	Market Value (000’s)(3)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
North America High Yield Index - Series 14	5.00%	06/20/2015	USD	16,896	$(937)	$191	$(1,128)
North America High Yield Index - Series 15	5.00	12/20/2015	USD	54,432	(2,769)	1,926	(4,695)
North America Investment Grade Index - Series 14	1.00	06/20/2015	USD	36,300	(466)	87	(553)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (continued):(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Currency Code	Notional Amount (000’s)(2)	Market Value (000’s)(3)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
North America Investment Grade Index - Series 15	1.00%	12/20/2015	USD	20,200	$(245)	$106	$(351)

					$(4,417)	$2,310	$(6,727)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Unrealized Appreciation (000’s)
6-Month AUD BBR-BBSW	3.50%	03/15/2018	AUD	37,400	$374	$(103)	$477

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized (Depreciation) (000’s)
3-Month USD-LIBOR	1.50%	06/20/2017	USD	36,900	$(1,365)	$(1,175)	$(190)
3-Month USD-LIBOR	1.75	12/19/2022	USD	50,700	78	849	(771)
6-Month EURIBOR	1.75	03/20/2023	EUR	8,400	97	161	(64)

					$(1,190)	$(165)	$(1,025)

OVER THE COUNTER SWAP AGREEMENTS: p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 09/30/2012(4)	Notional Amount (000’s)(2)	Market Value (000’s)	Premiums (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Montauk Point CDO, Ltd. 2006-2A A4, 1.73%, 04/06/2046 §	2.22%	01/06/2046	CSFB	—	$2,500	$2,376	$—	$2,376
Time Warner, Inc., 5.88%, 11/15/2016	1.19	03/20/2014	DUB	18.13	410	(6)	—	(6)

						$2,370	$—	$2,370

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION:(5)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 09/30/2012(4)	Notional Amount (000’s)(2)	Market Value (000’s)	Premiums (Received) (000’s)	Unrealized Appreciation (000’s)
Reynolds American, Inc., 7.63%, 06/01/2016	1.28%	06/20/2017	GSC	94.19	$2,100	$30	$—	$30

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(2)	Market Value (000’s)(3)			Premiums (Received) (000’s)	Unrealized (Depreciation) (000’s)
Dow Jones North America Investment Grade Index - Series 5	0.14%	12/20/2012	MSC	USD	13,400	$	(¿	)	$—	$	(¿	)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): p

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION:(5)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(2)	Market Value (000’s)(3)	Premiums (Received) (000’s)	Unrealized (Depreciation) (000’s)
Dow Jones North America Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	USD	9,600	$(326)	$—	$(326)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (000’s)
6-Month AUD BBR-BBSW §	5.50%	12/15/2017	DUB	AUD	7,800	$840	$(25)	$865
6-Month AUD BBR-BBSW	5.50	12/15/2017	BCLY	AUD	12,600	1,357	(45)	1,402
6-Month AUD BBR-BBSW	3.75	03/15/2018	DUB	AUD	38,400	725	53	672
6-Month AUD BBR-BBSW	3.75	03/15/2018	GSC	AUD	22,000	415	45	370
6-Month AUD BBR-BBSW	4.00	03/15/2023	GSC	AUD	63,900	1,362	(97)	1,459
BRL-CDI	12.12	01/02/2014	HSBC	BRL	41,100	1,634	33	1,601
BRL-CDI	11.94	01/02/2014	HSBC	BRL	24,100	801	29	772
BRL-CDI	11.96	01/02/2014	GSC	BRL	96,100	3,560	(34)	3,594
BRL-CDI	12.56	01/02/2014	HSBC	BRL	13,200	443	12	431
BRL-CDI	12.51	01/02/2014	JPM	BRL	14,300	474	8	466
BRL-CDI	11.99	01/02/2014	GSC	BRL	11,000	412	1	411
BRL-CDI	10.53	01/02/2014	HSBC	BRL	62,900	1,133	12	1,121
BRL-CDI	10.58	01/02/2014	MSC	BRL	30,500	565	16	549
BRL-CDI §	10.14	01/02/2015	HSBC	BRL	169,700	3,186	311	2,875
BRL-CDI §	9.94	01/02/2015	GSC	BRL	47,700	799	—	799
BRL-CDI §	10.61	01/02/2015	MSC	BRL	97,800	2,280	405	1,875
BRL-CDI §	9.93	01/02/2015	UBS	BRL	34,900	581	17	564
BRL-CDI §	9.93	01/02/2015	MSC	BRL	84,400	1,404	30	1,374
MXN-TIIE-Banxico	6.50	03/05/2013	MSC	MXN	237,600	126	(2)	128
MXN-TIIE-Banxico	7.50	06/02/2021	UBS	MXN	330,800	3,171	959	2,212

						$25,268	$1,728	$23,540

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized (Depreciation) (000’s)
5-Year U.S. Treasury Note	Short	(2,212)	12/31/2012	$(2,388)
Euro OAT	Short	(98)	12/06/2012	(44)

				$(2,432)

FORWARD FOREIGN CURRENCY CONTRACTS: p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	HSBC	(329)	10/11/2012	$(344)	$3
AUD	BCLY	49,000	11/01/2012	50,973	(298)
AUD	CITI	441	11/01/2012	460	(4)
AUD	WBC	(112,646)	11/01/2012	(117,321)	825
BRL	UBS	49,738	10/02/2012	24,250	277
BRL	HSBC	32,908	10/02/2012	16,108	121
BRL	UBS	(82,646)	10/02/2012	(40,730)	(26)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
BRL	UBS	(49,738)	12/04/2012	$(24,030)	$(312)
BRL	HSBC	(32,908)	12/04/2012	(15,962)	(144)
CAD	DUB	(20,040)	12/20/2012	(20,542)	195
CAD	BNP	99,273	12/20/2012	102,321	(1,526)
CAD	HSBC	(46,772)	12/20/2012	(48,017)	528
CAD	BCLY	(41,813)	12/20/2012	(42,773)	319
CAD	CITI	(14,031)	12/20/2012	(14,486)	240
CAD	DUB	(34,709)	12/20/2012	(35,521)	280
CNY	HSBC	466,718	10/15/2012	73,603	555
CNY	BNP	(57,357)	10/15/2012	(9,035)	(79)
CNY	RBS	(409,361)	10/15/2012	(64,395)	(649)
CNY	HSBC	(466,718)	02/01/2013	(73,383)	(140)
CNY	UBS	(98,145)	02/01/2013	(15,364)	(97)
CNY	JPM	(99,832)	02/01/2013	(15,622)	(105)
CNY	JPM	328,211	02/01/2013	52,338	(634)
CNY	GSC	25,845	02/01/2013	4,120	(49)
CNY	DUB	12,078	02/01/2013	1,919	(17)
CNY	HSBC	(3,953)	02/01/2013	(618)	(5)
CNY	JPM	254,640	02/01/2013	39,966	149
CNY	DUB	33,160	02/01/2013	5,233	(9)
CNY	UBS	23,957	08/05/2013	3,794	(63)
CNY	DUB	8,000	08/05/2013	1,277	(31)
EUR	RBC	91	12/17/2012	119	(2)
EUR	CITI	(16,756)	12/17/2012	(21,467)	(84)
EUR	UBS	(33,513)	12/17/2012	(42,871)	(231)
EUR	BCLY	(287)	12/17/2012	(369)	¿
EUR	HSCB	(16,649)	12/17/2012	(20,989)	(424)
EUR	WBC	476	12/17/2012	617	(5)
EUR	JPM	(82,620)	10/11/2013	(100,212)	(6,383)
EUR	JPM	82,620	10/11/2013	107,530	(935)
GBP	BNP	(13,275)	12/12/2012	(21,109)	(323)
GBP	JPM	273	12/12/2012	443	(2)
GBP	RBS	(13,275)	12/12/2012	(21,224)	(207)
INR	HSBC	22,442	10/03/2012	404	22
INR	HSBC	(22,442)	10/03/2012	(386)	(39)
JPY	BCLY	(336,238)	12/10/2012	(4,291)	(20)
MXN	MSC	405	12/03/2012	31	1
MXN	UBS	555	12/03/2012	41	2
MXN	HSBC	327,814	12/03/2012	23,966	1,341
MXN	MSC	908	12/03/2012	69	2
MXN	JPM	555	12/03/2012	41	2
MXN	DUB	197	12/03/2012	15	¿
MYR	HSBC	118	10/16/2012	37	1
NOK	DUB	61,121	11/21/2012	10,408	240
SGD	RBS	(84)	10/22/2012	(67)	(2)
TWD	BCLY	380,130	11/30/2012	12,899	72
TWD	JPM	114,222	11/30/2012	3,868	30
TWD	UBS	(108,127)	11/30/2012	(3,626)	(63)
TWD	UBS	(231,319)	11/30/2012	(7,765)	(128)
TWD	CITI	(150,013)	11/30/2012	(5,034)	(85)

					$(7,916)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$1,430	$(2,540)	$(1,110)
BNP	(1,928)	1,929	1
CITI	67	—	67
CSFB	2,376	(2,230)	146

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments (continued):

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
DUB	$(1,159)	$1,242	$83
GSC	6,529	(6,230)	299
HSBC	9,016	(8,990)	26
JPM	(7,392)	7,991	599
MSC	4,052	(5,450)	(1,398)
RBC	(2)	—	(2)
RBS	(710)	—	(710)
UBS	3,111	(3,670)	(559)
WBC	820	(360)	460

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $108,591.
Ð	Security, or a portion thereof, is subject to a dollar roll transaction.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
	Rate shown reflects the yield at 09/28/2012.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $71,973, or 2.28% of the portfolio’s net assets.
§	Illiquid. Total aggregate market value of illiquid investment securities is $133,969, or 4.25%, of the portfolio’s net assets, and illiquid derivatives aggregated to $11,466, or 0.36% of the portfolio’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $3,586,531. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $138,902 and $24,543, respectively. Net unrealized appreciation for tax purposes is $114,359.
¿	Amount is less than 1.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
g	A portion of these securities in the amount of $1,591 has been segregated as collateral with the custodian to cover margin requirements for open futures contracts.
A portion of these securities in the amount of $11,162 has been segregated by the custodian to cover open swaps, swaptions, and/or forward foreign currency contracts.
a	A portion of these securities in the amount of $6,291 has been segregated as collateral with the broker for centrally cleared swaps.
☐	Cash, in the amount of $9,796, has been segregated as collateral pledged by broker for open TBA short commitment.
Cash in the amount of $1 has been segregated by the custodian for centrally cleared swaps.
p	Cash, in the amount of $29,470, has been pledged by the broker as collateral for open swaps, swaptions, and/or forward foreign currency contracts.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $279,237, or 8.86% of the portfolio’s net assets.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

DEFINITIONS (continued):

BBA	British Banker’s Association
BBR-BBSW	Bank Bill Rate-Bank Bill Swap Reference Rate
BCLY	Barclays Bank PLC
BNP	BNP Paribas Bank
BP	Basis Point
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CITI	Citigroup, Inc.
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Co.
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley Capital Services
OTC	Over The Counter
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Mexican Interbank Interest Rate)
UBS	UBS Warburg LLC
WBC	Westpac Banking Corporation

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Riggit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Asset-Backed Securities	$—	$60,175	$—	$60,175
Commercial Paper	—	18,520	—	18,520
Convertible Preferred Stock	3,590	—	—	3,590
Corporate Debt Securities	—	626,488	—	626,488
Foreign Government Obligations	—	132,949	—	132,949
Loan Assignments	—	4,788	—	4,788
Mortgage-Backed Securities	—	174,909	—	174,909
Municipal Government Obligations	—	118,405	—	118,405
Preferred Stock	—	—	2,832	2,832
Purchased Option	—	12	—	12
Purchased Swaption	—	1,553	—	1,553
Repurchase Agreements	—	373,658	—	373,658
Securities Lending Collateral	110,791	—	—	110,791
Short-Term U.S. Government Obligations	—	310,205	—	310,205
U.S. Government Agency Obligations	—	1,016,424	—	1,016,424
U.S. Government Obligations	—	745,591	—	745,591

Total	$114,381	$3,583,677	$2,832	$3,700,890

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

TBA Short Commitment	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
U.S. Government Agency Obligations	$—	$(108,894)	$—	$(108,894)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Written Swaptions	$—	$(4,781)	$—	$(4,781)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts - Depreciation	$(2,432)	$—	$—	$(2,432)
Credit Default Swap - Appreciation	—	2,406	—	2,406
Credit Default Swap - Depreciation	(6,727)	(332)	—	(7,059)
Forward Foreign Currency Contracts - Appreciation	—	5,205	—	5,205
Forward Foreign Currency Contracts - Depreciation	—	(13,121)	—	(13,121)
Interest Rate Swaps - Appreciation	477	23,540	—	24,017
Interest Rate Swaps - Depreciation	(1,025)	—	—	(1,025)

Total	(9,707)	$17,698	$—	$7,991

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases		Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ			Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012 ₪		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 ƒ
Corporate Debt Security	$—	$	¿	$—	$—	$—	$	(¿	)	$—	$—	$	¿	$	(¿ )
Preferred Stocks	$2,854		—	—	—	—		(22)		—	—		2,832		(22)
U.S. Government Agency Obligations	17,163		—	—	—	—		63		—	(17,226)		—		—

Total	$20,017	$	¿	$—	$—	$—		$41		$—	$(17,226)		$2,832		$(22)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
Transferred out of Level 3 because of availability of observable inputs.
₪	Total aggregate market value of Level 3 is 0.09% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of the net assets in the aggregate.
¿	Amount is less than 1.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 71.1%
Capital Markets - 71.1%
SSC Government Money Market Fund	14,719,726	$14,720
SSgA Money Market Fund	14,719,726	14,720
SSgA Prime Money Market Fund	14,719,726	14,719
State Street Institutional Liquid Reserves Fund	14,719,726	14,720

Total Investment Companies (cost $58,879)		58,879

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 17.8%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $14,720 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $15,015.	$14,720	14,720

Total Repurchase Agreement (cost $14,720)
Total Investment Securities (cost $73,599) P		73,599
Other Assets and Liabilities - Net		9,184

Net Assets		$82,783

FUTURES CONTRACTS: y

Description	Type	Contracts	Expiration Date	Net Unrealized (Depreciation) (000’s)
S&P 500 E-Mini Index	Short	(2,301)	12/21/2012	$(187)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $73,599.
y	Cash in the amount of $9,546 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$58,879	$—	$—	$58,879
Repurchase Agreement	—	14,720	—	14,720

Total	$58,879	$14,720	$—	$73,599

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts - Depreciation	$(187)	$—	$—	$(187)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.7%
Aerovironment, Inc. ‡ ^	39,800	$934
American Science & Engineering, Inc.	7,400	486
Curtiss-Wright Corp.	17,500	572
Triumph Group, Inc.	51,200	3,201
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. ‡	23,500	1,213
Auto Components - 0.8%
Dana Holding Corp. ^	97,700	1,202
Delphi Automotive PLC ‡	35,575	1,103
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	45,750	1,431
Molson Coors Brewing Co. - Class B	35,350	1,592
Building Products - 0.9%
A.O. Smith Corp.	18,500	1,064
American Woodmark Corp. ‡ ^	6,000	120
Fortune Brands Home & Security, Inc. ‡	20,800	562
Gibraltar Industries, Inc. ‡ ^	72,484	929
Capital Markets - 2.3%
Duff & Phelps Corp. - Class A	43,000	585
LPL Financial Holdings, Inc.	20,500	585
Raymond James Financial, Inc.	101,350	3,715
Stifel Financial Corp. ‡ ^	26,750	899
Waddell & Reed Financial, Inc. - Class A	37,000	1,212
Chemicals - 2.5%
Agrium, Inc.	5,900	610
Ashland, Inc.	42,550	3,046
CF Industries Holdings, Inc.	4,451	989
Cytec Industries, Inc.	15,150	993
PPG Industries, Inc.	16,550	1,901
Commercial Banks - 8.1%
City National Corp. ^	12,000	618
Comerica, Inc.	135,200	4,198
Fifth Third Bancorp	90,075	1,397
First Citizens BancShares, Inc. - Class A	13,107	2,135
First Community Bancshares, Inc. ^	72,304	1,103
First Niagara Financial Group, Inc.	81,000	655
KeyCorp	480,350	4,198
Lakeland Bancorp, Inc. ^	29,716	308
Regions Financial Corp.	603,075	4,349
Sandy Spring Bancorp, Inc. ^	51,000	982
Texas Capital Bancshares, Inc. ‡ ^	19,000	944
Umpqua Holdings Corp. ^	89,000	1,147
Union First Market Bankshares Corp. ^	12,200	190
Washington Trust Bancorp, Inc. ^	28,678	753
Webster Financial Corp.	77,000	1,825
Commercial Services & Supplies - 0.3%
HNI Corp. ^	34,700	885
Communications Equipment - 1.0%
KVH Industries, Inc. ‡ ^	90,232	1,217
Polycom, Inc. ‡	74,000	730
Riverbed Technology, Inc. ‡	52,875	1,231
Computers & Peripherals - 0.6%
NetApp, Inc. ‡	53,700	1,766
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV - Class Y	12,500	476
EMCOR Group, Inc.	26,500	756
Foster Wheeler AG ‡	26,000	623
KBR, Inc.	81,700	2,437
Construction Materials - 0.4%
Caesar Stone Sdot Yam, Ltd. ‡	89,800	1,266
Consumer Finance - 2.3%
Discover Financial Services	107,325	4,264
SLM Corp.	187,200	2,943
Electric Utilities - 1.9%
Cleco Corp.	73,550	3,087
MGE Energy, Inc. ^	14,000	742
PPL Corp.	65,400	1,900

	Shares	Value (000’s)
Electrical Equipment - 0.3%
PowerSecure International, Inc. ‡	163,000	$976
Electronic Equipment & Instruments - 2.2%
FEI Co. ^	36,750	1,966
Jabil Circuit, Inc.	89,775	1,681
Orbotech, Ltd. ‡	79,988	685
Park Electrochemical Corp. ^	27,600	685
Rofin-Sinar Technologies, Inc. ‡ ^	24,000	474
Universal Display Corp. ‡ ^	10,000	344
Vishay Intertechnology, Inc. ‡ ^	87,900	864
Energy Equipment & Services - 1.9%
Dresser-Rand Group, Inc. ‡	12,500	689
Helix Energy Solutions Group, Inc. ‡	5,000	91
Noble Corp. ‡	54,325	1,944
Oil States International, Inc. ‡	28,600	2,272
Superior Energy Services, Inc. ‡	48,125	988
Food Products - 1.6%
Hain Celestial Group, Inc. ‡ ^	15,175	956
J&J Snack Foods Corp. ^	13,700	785
JM Smucker Co.	37,350	3,225
Health Care Equipment & Supplies - 1.5%
AngioDynamics, Inc. ‡	47,000	573
Greatbatch, Inc. ‡ ^	35,500	864
Sirona Dental Systems, Inc. ‡	54,100	3,082
Health Care Providers & Services - 1.0%
Coventry Health Care, Inc.	29,500	1,230
HealthSouth Corp. ‡ ^	15,900	383
WellCare Health Plans, Inc. ‡	26,950	1,523
Health Care Technology - 0.3%
Omnicell, Inc. ‡ ^	74,000	1,029
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	21,000	741
Churchill Downs, Inc.	18,300	1,148
Marriott Vacations Worldwide Corp. ‡	5,325	192
Wyndham Worldwide Corp.	35,425	1,859
Household Durables - 1.4%
Harman International Industries, Inc.	20,000	923
Helen of Troy, Ltd. ‡	17,800	567
La-Z-Boy, Inc. ‡	59,000	863
MDC Holdings, Inc.	31,825	1,226
Ryland Group, Inc. ^	26,000	780
Household Products - 0.6%
Spectrum Brands Holdings, Inc. ‡ ^	42,500	1,700
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. ‡	87,000	1,505
Insurance - 6.6%
Alleghany Corp. ‡	3,831	1,321
Allstate Corp.	48,200	1,909
Aspen Insurance Holdings, Ltd.	37,500	1,143
HCC Insurance Holdings, Inc.	27,550	934
Lincoln National Corp.	200,600	4,853
Selective Insurance Group, Inc.	117,458	2,231
United Fire Group, Inc.	102,464	2,574
Validus Holdings, Ltd.	155,200	5,262
Internet Software & Services - 2.0%
AOL, Inc. ‡	49,500	1,744
Blucora, Inc. ‡	27,800	495
IAC/InterActiveCorp	20,000	1,041
ValueClick, Inc. ‡ ^	115,675	1,988
XO Group, Inc. ‡ ^	87,400	730
IT Services - 0.8%
Fidelity National Information Services, Inc.	58,475	1,826
Global Payments, Inc.	16,500	690
Leisure Equipment & Products - 0.6%
Arctic Cat, Inc. ‡	17,000	705
LeapFrog Enterprises, Inc. - Class A ‡ ^	135,400	1,221
Life Sciences Tools & Services - 1.3%
Charles River Laboratories International, Inc. ‡	48,450	1,919

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	66,750	$1,967
Machinery - 4.9%
AGCO Corp. ‡	47,950	2,277
Altra Holdings, Inc. ^	60,600	1,103
CIRCOR International, Inc.	37,000	1,397
Columbus McKinnon Corp. ‡	22,000	332
Crane Co.	13,000	519
Eaton Corp.	68,625	3,243
Kennametal, Inc.	17,800	660
Mueller Industries, Inc.	29,700	1,350
NN, Inc. ‡ ^	65,700	558
Oshkosh Corp. ‡	7,500	206
Sauer-Danfoss, Inc.	23,500	945
Snap-on, Inc.	15,625	1,123
Wabash National Corp. ‡	77,400	552
Woodward, Inc. ^	20,600	700
Media - 0.6%
CBS Corp. - Class B	43,475	1,579
Madison Square Garden Co. ‡	10,000	403
Metals & Mining - 1.2%
Kaiser Aluminum Corp. ^	10,600	619
Noranda Aluminum Holding Corp.	61,700	413
Nucor Corp.	68,100	2,605
Multiline Retail - 0.6%
Macy’s, Inc.	51,575	1,940
Multi-Utilities - 3.3%
CMS Energy Corp.	158,100	3,723
NiSource, Inc.	161,300	4,110
NorthWestern Corp.	67,500	2,446
Oil, Gas & Consumable Fuels - 5.6%
Cloud Peak Energy, Inc. ‡	13,600	246
Energen Corp.	105,950	5,552
HollyFrontier Corp.	89,425	3,691
Marathon Petroleum Corp.	15,150	827
Plains Exploration & Production Co. ‡	100,025	3,748
SM Energy Co.	17,000	920
W&T Offshore, Inc. ^	60,000	1,127
Western Refining, Inc.	42,000	1,100
Paper & Forest Products - 1.2%
Domtar Corp.	12,000	939
MeadWestvaco Corp.	55,625	1,702
P.H. Glatfelter Co.	55,000	980
Personal Products - 0.9%
Herbalife, Ltd. ^	33,975	1,611
Nu Skin Enterprises, Inc. - Class A ^	26,325	1,022
Pharmaceuticals - 1.1%
Impax Laboratories, Inc. ‡	73,600	1,910
Nektar Therapeutics ‡ ^	143,145	1,529
Professional Services - 0.8%
FTI Consulting, Inc. ‡	22,500	600
On Assignment, Inc. ‡ ^	92,000	1,833
Real Estate Investment Trusts - 8.3%
BioMed Realty Trust, Inc.	189,150	3,541
Brandywine Realty Trust	453,350	5,527
CBL & Associates Properties, Inc.	118,050	2,519
DiamondRock Hospitality Co.	173,000	1,666
Digital Realty Trust, Inc.	15,300	1,069
DuPont Fabros Technology, Inc. ^	36,775	929
Equity One, Inc. ^	60,000	1,264
Excel Trust, Inc. ^	140,693	1,607
Home Properties, Inc.	22,675	1,389
Kilroy Realty Corp. ^	30,175	1,351
National Retail Properties, Inc.	49,100	1,498
Realty Income Corp. ^	9,100	372
Weingarten Realty Investors ^	38,000	1,068
Weyerhaeuser Co.	81,300	2,125

	Shares	Value (000’s)
Road & Rail - 1.7%
Hertz Global Holdings, Inc. ‡	222,475	$3,055
Ryder System, Inc.	57,300	2,238
Semiconductors & Semiconductor Equipment - 4.5%
Broadcom Corp. - Class A ‡	86,150	2,979
Brooks Automation, Inc. ^	110,000	883
Entegris, Inc. ‡	124,000	1,008
LTX-Credence Corp. ‡	195,000	1,121
MKS Instruments, Inc.	25,800	658
NXP Semiconductor NV ‡ ^	50,650	1,267
OmniVision Technologies, Inc. ‡ ^	84,800	1,183
Skyworks Solutions, Inc. ‡	116,625	2,748
TriQuint Semiconductor, Inc. ‡ ^	225,312	1,138
Veeco Instruments, Inc. ‡ ^	25,000	751
Software - 2.0%
Cadence Design Systems, Inc. ‡	307,000	3,950
Electronic Arts, Inc. ‡	21,000	266
Progress Software Corp. ‡ ^	54,500	1,166
Websense, Inc. ‡ ^	43,500	681
Specialty Retail - 6.6%
Abercrombie & Fitch Co. - Class A	20,000	678
Aeropostale, Inc. ‡	68,500	927
American Eagle Outfitters, Inc. ^	74,000	1,560
ANN, Inc. ‡	45,805	1,728
Children’s Place Retail Stores, Inc. ‡ ^	14,500	870
Express, Inc. ‡	40,400	599
Finish Line, Inc. - Class A ^	83,300	1,894
Foot Locker, Inc.	163,200	5,793
GNC Holdings, Inc. - Class A	87,675	3,417
Pier 1 Imports, Inc. ^	148,925	2,791
Textiles, Apparel & Luxury Goods - 1.6%
G-III Apparel Group, Ltd. ‡ ^	27,000	969
Oxford Industries, Inc. ^	14,300	807
PVH Corp.	22,225	2,084
Steven Madden, Ltd. ‡	24,000	1,049
Thrifts & Mortgage Finance - 2.9%
Berkshire Hills Bancorp, Inc. ^	58,887	1,346
Brookline Bancorp, Inc. ^	80,000	706
Dime Community Bancshares, Inc. ^	53,500	773
Northwest Bancshares, Inc.	61,534	753
Oritani Financial Corp. ^	20,500	309
Provident Financial Services, Inc. ^	52,500	829
Provident New York Bancorp ^	131,000	1,233
TrustCo Bank Corp. NY ^	104,000	595
United Financial Bancorp, Inc. ^	62,821	909
Washington Federal, Inc.	91,500	1,525
Trading Companies & Distributors - 1.1%
United Rentals, Inc. ‡ ^	107,200	3,507
Water Utilities - 0.4%
American Water Works Co., Inc.	32,975	1,222

Total Common Stocks (cost $283,358)		303,465

SECURITIES LENDING COLLATERAL - 14.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	43,207,651	43,208
Total Securities Lending Collateral (cost $43,208)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $7,121 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $7,264.	$7,121	$7,121
Total Repurchase Agreement (cost $7,121)

Total Investment Securities (cost $333,687) P		353,794
Other Assets and Liabilities - Net		(46,614)

Net Assets		$307,180

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $42,059.
‡	Non-income producing security.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $333,687. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,889 and $13,782, respectively. Net unrealized appreciation for tax purposes is $20,107.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$303,465	$—	$—	$303,465
Repurchase Agreement	—	7,121	—	7,121
Securities Lending Collateral	43,208	—	—	43,208

Total	$346,673	$7,121	$—	$353,794

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. ‡	16,600	$932
GenCorp, Inc. ‡ ^	32,500	308
HEICO Corp. - Class A	34,045	1,039
Hexcel Corp. ‡ ^	17,700	425
Teledyne Technologies, Inc. ‡	13,100	830
TransDigm Group, Inc. ‡	13,200	1,873
Triumph Group, Inc.	19,000	1,188
Air Freight & Logistics - 0.3%
Hub Group, Inc. - Class A ‡ ^	8,900	264
UTi Worldwide, Inc.	41,000	552
Airlines - 0.1%
Allegiant Travel Co. - Class A ‡ ^	2,800	177
Auto Components - 0.8%
Dana Holding Corp. ^	42,100	518
Gentex Corp. ^	15,600	265
Tenneco, Inc. ‡ ^	27,300	765
TRW Automotive Holdings Corp. ‡	7,400	323
Beverages - 0.8%
Boston Beer Co., Inc. - Class A ‡ ^	17,600	1,971
Biotechnology - 8.6%
Acorda Therapeutics, Inc. ‡	14,700	376
Alkermes PLC ‡ ^	55,700	1,156
Alnylam Pharmaceuticals, Inc. ‡ ^	16,400	308
Ariad Pharmaceuticals, Inc. ‡ ^	51,500	1,248
Arqule, Inc. ‡ ^	41,600	213
BioMarin Pharmaceutical, Inc. ‡ ^	36,400	1,466
Cepheid, Inc. ‡ ^	32,600	1,125
Cubist Pharmaceuticals, Inc. ‡ ^	36,900	1,759
Dendreon Corp. ‡ ^	16,500	80
Halozyme Therapeutics, Inc. ‡ ^	39,800	301
Idenix Pharmaceuticals, Inc. ‡ ^	47,600	218
Incyte Corp., Ltd. ‡ ^	98,000	1,769
InterMune, Inc. ‡ ^	21,300	191
Lexicon Pharmaceuticals, Inc. ‡ ^	26,200	61
Medivation, Inc. ‡ ^	27,400	1,544
Momenta Pharmaceuticals, Inc. ‡ ^	12,200	178
NPS Pharmaceuticals, Inc. ‡ ^	27,300	253
Onyx Pharmaceuticals, Inc. ‡	22,900	1,935
Pharmacyclics, Inc. ‡ ^	24,100	1,554
Regeneron Pharmaceuticals, Inc. ‡ ^	18,500	2,824
Rigel Pharmaceuticals, Inc. ‡ ^	21,500	220
Seattle Genetics, Inc. ‡ ^	27,500	741
Theravance, Inc. ‡ ^	25,800	668
United Therapeutics Corp. ‡	20,100	1,123
Capital Markets - 0.8%
Affiliated Managers Group, Inc. ‡ ^	8,500	1,045
Cohen & Steers, Inc.	3,800	113
E*TRADE Financial Corp. ‡	65,160	574
Stifel Financial Corp. ‡	8,949	301
Chemicals - 2.8%
Intrepid Potash, Inc. ‡ ^	15,000	322
Koppers Holdings, Inc.	10,400	363
NewMarket Corp. ^	6,200	1,528
Rockwood Holdings, Inc.	37,300	1,738
Senomyx, Inc. ‡ ^	14,900	28
Stepan Co. ^	9,900	952
WR Grace & Co. ‡	36,300	2,145
Commercial Banks - 1.4%
Signature Bank ‡	19,700	1,322
SVB Financial Group ‡	16,100	973
Texas Capital Bancshares, Inc. ‡ ^	24,200	1,203
Commercial Services & Supplies - 2.8%
ACCO Brands Corp. ‡	15,800	103
Brink’s Co.	7,100	182
Cenveo, Inc. ‡ ^	26,500	61
Clean Harbors, Inc. ‡	47,000	2,297
Portfolio Recovery Associates, Inc. ‡ ^	13,100	1,368

	Shares	Value (000’s)
Commercial Services & Supplies (continued)
Rollins, Inc.	33,250	$778
Team, Inc. ‡ ^	17,000	541
US Ecology, Inc. ^	14,200	306
Waste Connections, Inc.	46,787	1,415
Communications Equipment - 2.0%
Acme Packet, Inc. ‡ ^	19,500	333
ADTRAN, Inc. ^	38,400	664
Aruba Networks, Inc. ‡ ^	53,800	1,210
JDS Uniphase Corp. ‡ ^	78,100	967
Plantronics, Inc. ^	26,300	929
Polycom, Inc. ‡ ^	46,724	461
Riverbed Technology, Inc. ‡ ^	13,200	307
Computers & Peripherals - 0.2%
Synaptics, Inc. ‡ ^	25,700	617
Consumer Finance - 0.4%
World Acceptance Corp. ‡ ^	13,300	897
Containers & Packaging - 0.3%
Rock-Tenn Co. - Class A	11,900	859
Distributors - 0.2%
LKQ Corp. ‡	25,400	470
Diversified Consumer Services - 1.1%
American Public Education, Inc. ‡ ^	31,000	1,130
Sotheby’s ^	22,100	696
Steiner Leisure, Ltd. ‡	10,600	493
Weight Watchers International, Inc. ^	9,349	494
Diversified Financial Services - 0.4%
MSCI, Inc. - Class A ‡	17,388	623
NewStar Financial, Inc. ‡ ^	40,900	490
Diversified Telecommunication Services - 0.8%
Premiere Global Services, Inc. ‡ ^	21,500	201
tw telecom, Inc. - Class A ‡ ^	68,400	1,783
Electrical Equipment - 1.0%
Acuity Brands, Inc.	25,500	1,614
General Cable Corp. ‡	4,600	135
II-VI, Inc. ‡ ^	39,100	744
Electronic Equipment & Instruments - 1.3%
Anixter International, Inc. ^	21,100	1,213
Coherent, Inc. ‡	14,900	683
Dolby Laboratories, Inc. - Class A ‡ ^	2,700	88
Itron, Inc. ‡ ^	8,400	362
Power-One, Inc. ‡ ^	43,700	245
RealD, Inc. ‡ ^	12,100	108
Rofin-Sinar Technologies, Inc. ‡ ^	7,500	148
Trimble Navigation, Ltd. ‡	6,600	315
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc. ‡ ^	20,200	918
Core Laboratories NV	10,900	1,324
Dawson Geophysical Co. ‡ ^	4,400	111
Dril-Quip, Inc. ‡ ^	12,300	884
Gulf Island Fabrication, Inc. ^	12,800	357
ION Geophysical Corp. ‡ ^	35,400	246
Lufkin Industries, Inc. ^	10,400	560
Oceaneering International, Inc.	17,700	978
Oil States International, Inc. ‡	19,600	1,558
Superior Energy Services, Inc. ‡	40,758	836
Tesco Corp. ‡ ^	23,600	252
TETRA Technologies, Inc. ‡	3,700	22
Unit Corp. ‡	8,500	353
Food & Staples Retailing - 0.4%
Susser Holdings Corp. ‡	27,800	1,006
Food Products - 1.1%
J&J Snack Foods Corp. ^	19,400	1,112
TreeHouse Foods, Inc. ‡ ^	31,800	1,670
Health Care Equipment & Supplies - 4.0%
ArthroCare Corp. ‡	24,500	794
Cooper Cos., Inc.	15,400	1,455
Edwards Lifesciences Corp. ‡	3,300	354
HeartWare International, Inc. ‡ ^	5,700	539

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Health Care Equipment & Supplies (continued)
ICU Medical, Inc. ‡	5,000	$302
IDEXX Laboratories, Inc. ‡ ^	13,700	1,361
Integra LifeSciences Holdings Corp. ‡ ^	8,600	353
Masimo Corp. ‡ ^	16,300	394
Meridian Bioscience, Inc. ^	16,450	316
Orthofix International NV ‡	21,600	967
Sirona Dental Systems, Inc. ‡	30,000	1,709
Thoratec Corp. ‡	21,900	758
Volcano Corp. ‡ ^	27,700	791
Health Care Providers & Services - 4.5%
Air Methods Corp. ‡ ^	5,100	609
Bio-Reference Labs, Inc. ‡	11,700	334
Catamaran Corp. ‡ ^	13,711	1,343
Centene Corp. ‡	26,500	991
Chemed Corp. ^	9,300	644
Corvel Corp. ‡ ^	14,300	640
HealthSouth Corp. ‡ ^	29,200	703
HMS Holdings Corp. ‡ ^	53,600	1,792
MEDNAX, Inc. ‡ ^	17,000	1,266
MWI Veterinary Supply, Inc. ‡ ^	9,300	992
PharMerica Corp. ‡	11,100	141
Team Health Holdings, Inc. ‡	31,200	846
WellCare Health Plans, Inc. ‡	16,900	956
Hotels, Restaurants & Leisure - 2.0%
CEC Entertainment, Inc.	7,600	229
Cheesecake Factory, Inc. ^	21,000	751
Choice Hotels International, Inc. ^	12,100	387
Denny’s Corp. ‡ ^	134,600	653
Panera Bread Co. - Class A ‡	10,600	1,811
Red Robin Gourmet Burgers, Inc. ‡	9,000	293
Six Flags Entertainment Corp.	15,300	900
Household Durables - 0.9%
iRobot Corp. ‡ ^	26,600	605
NACCO Industries, Inc. - Class A ^	4,100	514
Tempur-Pedic International, Inc. ‡	39,200	1,172
Household Products - 0.1%
Church & Dwight Co., Inc. ^	6,800	367
Insurance - 0.2%
Amtrust Financial Services, Inc. ^	22,550	577
StanCorp Financial Group, Inc. ^	1,300	41
Internet & Catalog Retail - 1.0%
HSN, Inc. ^	38,300	1,879
Shutterfly, Inc. ‡ ^	20,800	647
Internet Software & Services - 1.7%
Ancestry.com, Inc. ‡	21,000	632
j2 Global, Inc. ^	22,600	742
MercadoLibre, Inc. ^	13,800	1,139
Perficient, Inc. ‡ ^	24,900	301
RealNetworks, Inc. ‡	10,749	89
SINA Corp. ‡	1,000	65
Sohu.com, Inc. ‡ ^	9,700	408
ValueClick, Inc. ‡ ^	34,800	598
WebMD Health Corp. - Class A ‡ ^	17,700	248
IT Services - 4.5%
CACI International, Inc. - Class A ‡ ^	1,700	88
Cardtronics, Inc. ‡	44,300	1,319
Gartner, Inc. ‡	53,400	2,460
Genpact, Ltd.	11,400	190
Global Payments, Inc. ^	5,320	223
Heartland Payment Systems, Inc.	42,220	1,338
Jack Henry & Associates, Inc.	12,500	474
MAXIMUS, Inc.	40,600	2,424
TeleTech Holdings, Inc. ‡ ^	18,300	312
TNS, Inc. ‡	11,200	167
Unisys Corp. ‡ ^	18,090	377
VeriFone Systems, Inc. ‡ ^	16,900	471
Wright Express Corp. ‡ ^	19,200	1,339

	Shares	Value (000’s)
Leisure Equipment & Products - 1.7%
Brunswick Corp. ^	37,200	$842
Polaris Industries, Inc. ^	31,100	2,515
Pool Corp. ^	22,100	919
Life Sciences Tools & Services - 1.5%
AMAG Pharmaceuticals, Inc. ‡ ^	7,800	138
Bio-Rad Laboratories, Inc. - Class A ‡	7,300	779
Bruker Corp. ‡ ^	49,100	643
Exelixis, Inc. ‡ ^	111,500	537
Illumina, Inc. ‡ ^	7,700	371
Mettler-Toledo International, Inc. ‡ ^	3,400	581
PAREXEL International Corp. ‡ ^	21,400	658
Machinery - 7.3%
3D Systems Corp. ‡ ^	30,500	1,002
Actuant Corp. - Class A	38,200	1,093
Chart Industries, Inc. ‡ ^	12,400	916
Gardner Denver, Inc.	19,000	1,148
Graco, Inc. ^	23,600	1,187
IDEX Corp.	25,800	1,078
John Bean Technologies Corp. ^	10,800	176
Lincoln Electric Holdings, Inc. ^	29,900	1,168
Meritor, Inc. ‡ ^	42,000	178
Middleby Corp. ‡ ^	14,500	1,677
Nordson Corp.	35,100	2,057
Robbins & Myers, Inc.	4,900	292
Sun Hydraulics Corp.	6,000	159
Toro Co. ^	39,600	1,575
Valmont Industries, Inc.	13,100	1,723
Wabtec Corp.	23,500	1,887
Woodward, Inc. ^	22,400	761
Marine - 0.6%
Kirby Corp. ‡ ^	28,200	1,559
Media - 1.5%
CTC Media, Inc.	4,800	44
Digital Generation, Inc. ‡ ^	33,800	384
John Wiley & Sons, Inc. - Class A ^	11,800	542
Liberty Media Corp. - Liberty Capital ‡	5,800	604
Madison Square Garden Co. ‡	41,200	1,659
Sirius XM Radio, Inc. ‡ ^	166,000	432
Metals & Mining - 1.7%
Allied Nevada Gold Corp. ‡ ^	27,300	1,066
Carpenter Technology Corp. ^	6,300	330
Compass Minerals International, Inc. ^	8,400	627
Royal Gold, Inc. ^	15,900	1,588
Stillwater Mining Co. ‡ ^	50,500	595
Multiline Retail - 0.3%
Big Lots, Inc. ‡ ^	24,100	713
Oil, Gas & Consumable Fuels - 2.9%
Bill Barrett Corp. ‡ ^	24,500	607
Clayton Williams Energy, Inc. ‡ ^	18,100	939
Contango Oil & Gas Co. ‡ ^	24,800	1,219
Gran Tierra Energy, Inc. ‡ ^	68,760	355
Halcon Resources Corp. ‡	41,300	303
Northern Oil and Gas, Inc. ‡	45,000	765
Oasis Petroleum, Inc. ‡ ^	28,300	834
Rosetta Resources, Inc. ‡ ^	21,900	1,049
SM Energy Co.	22,000	1,190
Paper & Forest Products - 0.5%
Clearwater Paper Corp. ‡	7,700	318
KapStone Paper and Packaging Corp. ‡	36,500	817
Personal Products - 0.7%
Herbalife, Ltd. ^	18,500	876
Nu Skin Enterprises, Inc. - Class A ^	19,000	738
Prestige Brands Holdings, Inc. ‡	8,000	136
Pharmaceuticals - 3.1%
Affymax, Inc. ‡	15,400	324
Akorn, Inc. ‡ ^	56,000	740
Auxilium Pharmaceuticals, Inc. ‡ ^	20,000	489
AVANIR Pharmaceuticals, Inc. - Class A ‡ ^	99,000	317

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Pharmaceuticals (continued)
Cadence Pharmaceuticals, Inc. ‡ ^	17,100	$67
Jazz Pharmaceuticals PLC ‡	21,100	1,203
MAP Pharmaceuticals, Inc. ‡ ^	13,300	207
Medicines Co. ‡	48,600	1,255
Nektar Therapeutics ‡ ^	31,300	334
Questcor Pharmaceuticals, Inc. ‡ ^	25,500	472
Salix Pharmaceuticals, Ltd. ‡ ^	21,000	889
ViroPharma, Inc. ‡ ^	40,400	1,221
XenoPort, Inc. ‡ ^	20,000	229
Professional Services - 1.5%
Advisory Board Co. ‡ ^	33,100	1,583
Exponent, Inc. ‡	11,500	657
Huron Consulting Group, Inc. ‡	29,000	1,010
RPX Corp. ‡	25,900	290
Towers Watson & Co. - Class A	3,200	170
Real Estate Investment Trusts - 1.0%
DuPont Fabros Technology, Inc. ^	18,500	467
Sabra Healthcare REIT, Inc. ^	7,666	153
Strategic Hotels & Resorts, Inc. ‡ ^	67,000	403
Taubman Centers, Inc.	18,100	1,389
Real Estate Management & Development - 1.5%
Altisource Portfolio Solutions SA ‡ ^	19,200	1,656
Forest City Enterprises, Inc. - Class A ‡ ^	68,300	1,083
Jones Lang LaSalle, Inc.	9,000	687
Kennedy-Wilson Holdings, Inc. ^	19,200	268
Road & Rail - 1.2%
Avis Budget Group, Inc. ‡ ^	33,200	511
Landstar System, Inc.	19,300	913
Old Dominion Freight Line, Inc. ‡	49,199	1,483
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. ‡ ^	6,100	75
Amkor Technology, Inc. ‡ ^	80,200	353
Atmel Corp. ‡	39,800	209
Cabot Microelectronics Corp. ^	8,100	285
Cavium, Inc. ‡ ^	39,500	1,318
Cymer, Inc. ‡ ^	13,700	700
Cypress Semiconductor Corp. ‡ ^	56,200	602
Diodes, Inc. ‡ ^	32,300	549
Hittite Microwave Corp. ‡	17,800	987
Micrel, Inc. ^	34,600	361
Microsemi Corp. ‡ ^	41,900	841
PMC-Sierra, Inc. ‡ ^	41,900	236
Semtech Corp. ‡ ^	22,600	568
Silicon Laboratories, Inc. ‡ ^	12,000	441
TriQuint Semiconductor, Inc. ‡ ^	59,400	300
Veeco Instruments, Inc. ‡ ^	15,200	456
Software - 9.0%
Actuate Corp. ‡	26,500	186
Advent Software, Inc. ‡ ^	23,500	577
ANSYS, Inc. ‡ ^	8,689	638
CommVault Systems, Inc. ‡	33,300	1,955
Concur Technologies, Inc. ‡ ^	21,200	1,563
Ebix, Inc. ^	38,000	897
FactSet Research Systems, Inc. ^	10,650	1,027
Fortinet, Inc. ‡	59,700	1,441
Informatica Corp. ‡	44,900	1,563
MICROS Systems, Inc. ‡	37,600	1,847
Monotype Imaging Holdings, Inc. ^	27,900	435
Netscout Systems, Inc. ‡	38,200	974
OPNET Technologies, Inc. ^	28,100	957
Parametric Technology Corp. ‡	44,000	959
Progress Software Corp. ‡ ^	11,950	256
Rovi Corp. ‡	21,800	316
SolarWinds, Inc. ‡	2,400	134
Solera Holdings, Inc.	9,600	421
Sourcefire, Inc. ‡ ^	24,000	1,177
TIBCO Software, Inc. ‡ ^	78,000	2,358
Ultimate Software Group, Inc. ‡ ^	24,700	2,522

	Shares	Value (000’s)
Specialty Retail - 4.5%
Aaron’s, Inc. ^	35,750	$994
Aeropostale, Inc. ‡	31,525	427
Ascena Retail Group, Inc. ‡	77,100	1,654
Children’s Place Retail Stores, Inc. ‡ ^	9,500	570
DSW, Inc. - Class A	2,000	133
Guess?, Inc. ^	13,500	343
Hibbett Sports, Inc. ‡ ^	15,100	898
JOS A. Bank Clothiers, Inc. ‡ ^	12,200	591
Monro Muffler Brake, Inc. ^	49,550	1,744
Sally Beauty Holdings, Inc. ‡	91,200	2,288
Tractor Supply Co.	17,200	1,701
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. ‡ ^	16,400	601
Fossil, Inc. ‡	11,012	933
Iconix Brand Group, Inc. ‡ ^	34,900	637
PVH Corp.	12,800	1,199
True Religion Apparel, Inc. ^	16,500	352
Warnaco Group, Inc. ‡	14,100	732
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. ‡ ^	26,200	40
Radian Group, Inc. ^	27,700	120
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. ‡ ^	31,000	884
United Rentals, Inc. ‡ ^	39,202	1,282
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. - Class A ‡ ^	12,400	780

Total Common Stocks (cost $205,817)		247,651

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	63,587,387	63,587
Total Securities Lending Collateral (cost $63,587)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $2,584 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $2,639.	$2,584	2,584

Total Repurchase Agreement (cost $2,584)
Total Investment Securities (cost $271,988) P		313,822
Other Assets and Liabilities - Net		(64,487)

Net Assets		$249,335

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $62,063.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $271,988. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,157 and $14,323, respectively. Net unrealized appreciation for tax purposes is $41,834.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$247,651	$—	$—	$247,651
Repurchase Agreement	—	2,584	—	2,584
Securities Lending Collateral	63,587	—	—	63,587

Total	$311,238	$2,584	$—	$313,822

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 85.4%
Canada - 0.8%
Viterra, Inc.	67,350	$1,104
France - 1.6%
Sanofi	26,550	2,264
Germany - 1.4%
Lanxess AG	24,681	2,047
Hong Kong - 16.2%
Cheung Kong Holdings, Ltd.	509,847	7,469
Henderson Land Development Co., Ltd.	999,478	7,167
Hutchison Whampoa, Ltd.	688,912	6,668
Wheelock & Co., Ltd.	398,000	1,717
Japan - 6.2%
Daiwa Securities Group, Inc.	95,000	362
Mitsui Fudosan Co., Ltd. ^	142,538	2,855
Toyota Industries Corp. ^	200,193	5,605
Korea, Republic of - 4.1%
POSCO ADR	71,839	5,858
Sweden - 5.0%
Investor AB - Class A	332,854	7,094
Switzerland - 3.0%
Pargesa Holding SA	64,000	4,239
United Kingdom - 1.6%
Segro PLC REIT	633,823	2,321
United States - 45.5%
Alamo Group, Inc. ^	11,293	381
Alleghany Corp. ‡	6,000	2,070
Applied Materials, Inc.	318,039	3,551
AVX Corp.	364,152	3,492
Bank of New York Mellon Corp.	301,559	6,820
Bristow Group, Inc. ^	69,649	3,521
Brookfield Asset Management, Inc. - Class A ^	210,376	7,260
Capital Southwest Corp.	6,895	772
Comerica, Inc.	56,000	1,739
Devon Energy Corp.	57,000	3,449
Electronics for Imaging, Inc. ‡	114,921	1,909
EnCana Corp. ^	164,000	3,594
Forest City Enterprises, Inc. - Class A ‡ ^	311,423	4,936
Haemonetics Corp. ‡ ^	13,000	1,043
Intel Corp.	129,039	2,927
Investment Technology Group, Inc. ‡	182,889	1,591
KeyCorp	330,000	2,884
Leucadia National Corp. ^	78,000	1,775
Lexmark International, Inc. - Class A ^	14,292	318
Lowe’s Cos., Inc.	37,000	1,119
Symantec Corp. ‡	75,000	1,350
Tejon Ranch Co. ‡ ^	68,444	2,056
Tellabs, Inc.	466,171	1,650
Westwood Holdings Group, Inc. ^	53,207	2,076
White Mountains Insurance Group, Ltd.	4,750	2,438

Total Common Stocks (cost $108,058)		121,491

SECURITIES LENDING COLLATERAL - 17.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	24,401,865	24,402
Total Securities Lending Collateral (cost $24,402)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 13.8%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $19,600 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $19,994.	$19,600	$19,600
Total Repurchase Agreement (cost $19,600)

Total Investment Securities (cost $152,060) P		165,493
Other Assets and Liabilities - Net		(23,189)

Net Assets		$142,304

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Real Estate Management & Development	20.3%	$33,460
Diversified Financial Services	7.9	13,108
Capital Markets	7.0	11,621
Oil, Gas & Consumable Fuels	4.3	7,043
Industrial Conglomerates	4.0	6,668
Semiconductors & Semiconductor Equipment	3.9	6,478
Metals & Mining	3.5	5,858
Auto Components	3.4	5,605
Commercial Banks	2.8	4,623
Insurance	2.7	4,508
Energy Equipment & Services	2.1	3,521
Electronic Equipment & Instruments	2.1	3,492
Real Estate Investment Trusts	1.4	2,321
Pharmaceuticals	1.4	2,264
Computers & Peripherals	1.4	2,227
Chemicals	1.2	2,047
Communications Equipment	1.0	1,650
Software	0.8	1,350
Specialty Retail	0.7	1,119
Food Products	0.7	1,104
Health Care Equipment & Supplies	0.6	1,043
Machinery	0.2	381

Investment Securities, at Value	73.4	121,491
Short-Term Investments	26.6	44,002

Total Investments	100.0%	$165,493

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $23,621.
‡	Non-income producing security.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $152,060. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,466 and $11,033, respectively. Net unrealized appreciation for tax purposes is $13,433.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$65,825	$55,666	$—	$121,491
Repurchase Agreement	—	19,600	—	19,600
Securities Lending Collateral	24,402	—	—	24,402

Total	$90,227	$75,266	$—	$165,493

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 100.0%
Aerospace & Defense - 2.1%
Boeing Co.	393,470	$27,394
Honeywell International, Inc.	406,514	24,289
Beverages - 2.8%
Coca-Cola Co.	1,827,548	69,319
Biotechnology - 6.8%
Amgen, Inc.	711,016	59,952
Biogen Idec, Inc. ‡	269,132	40,163
Celgene Corp. ‡	472,131	36,071
Gilead Sciences, Inc. ‡	499,648	33,142
Chemicals - 3.1%
CF Industries Holdings, Inc.	151,319	33,630
Monsanto Co.	291,919	26,570
Sherwin-Williams Co. ^	119,012	17,722
Communications Equipment - 7.6%
Cisco Systems, Inc.	6,261,696	119,536
Emulex Corp. ‡	762,843	5,500
F5 Networks, Inc. ‡	131,079	13,724
QUALCOMM, Inc.	680,838	42,546
Riverbed Technology, Inc. ‡ ^	432,079	10,054
Computers & Peripherals - 12.3%
Apple, Inc.	347,789	232,065
EMC Corp. ‡	1,709,332	46,613
NetApp, Inc. ‡	598,624	19,683
QLogic Corp. ‡	1,021,211	11,662
Consumer Finance - 1.1%
American Express Co.	499,006	28,373
Diversified Consumer Services - 0.4%
ITT Educational Services, Inc. ‡ ^	315,140	10,157
Diversified Financial Services - 0.7%
Bank of America Corp.	1,928,175	17,026
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	1,228,835	55,998
Energy Equipment & Services - 4.1%
Core Laboratories NV ^	100,776	12,242
Diamond Offshore Drilling, Inc. ^	363,102	23,896
National Oilwell Varco, Inc.	375,117	30,051
Oceaneering International, Inc.	384,818	21,261
Transocean, Ltd.	334,416	15,012
Food & Staples Retailing - 4.3%
Costco Wholesale Corp.	290,826	29,119
CVS Caremark Corp.	500,156	24,218
Wal-Mart Stores, Inc.	745,969	55,052
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. ‡ ^	205,427	4,879
Health Care Equipment & Supplies - 2.3%
Edwards Lifesciences Corp. ‡	185,096	19,873
Hologic, Inc. ‡	884,273	17,898
Intuitive Surgical, Inc. ‡	10,475	5,192
Zimmer Holdings, Inc. ^	215,043	14,541
Health Care Providers & Services - 2.4%
Aetna, Inc.	397,008	15,722
UnitedHealth Group, Inc.	821,515	45,520
Hotels, Restaurants & Leisure - 0.3%
Yum! Brands, Inc.	100,425	6,662
Industrial Conglomerates - 1.6%
General Electric Co.	877,565	19,929
Tyco International, Ltd.	338,138	19,024
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. ‡	140,950	35,846
priceline.com, Inc. ‡	18,431	11,404
Internet Software & Services - 6.3%
Baidu, Inc. ADR ‡	25,365	2,963
eBay, Inc. ‡	778,737	37,699
Google, Inc. - Class A ‡	108,912	82,174
IAC/InterActiveCorp	651,882	33,937

	Shares	Value (000’s)
IT Services - 3.8%
International Business Machines Corp.	358,097	$74,288
Visa, Inc. - Class A	145,780	19,575
Life Sciences Tools & Services - 0.8%
Bruker Corp. ‡ ^	652,657	8,543
Life Technologies Corp. ‡	176,434	8,624
Waters Corp. ‡	28,308	2,359
Machinery - 1.6%
Caterpillar, Inc.	161,116	13,862
Dover Corp. ^	111,959	6,660
Parker Hannifin Corp. ^	221,647	18,526
Media - 4.0%
Comcast Corp. - Class A	1,013,126	36,240
News Corp. - Class A	852,688	20,916
Omnicom Group, Inc. ^	569,786	29,378
Sirius XM Radio, Inc. ‡	5,346,596	13,901
Metals & Mining - 0.1%
Allied Nevada Gold Corp. ‡ ^	65,191	2,546
Multiline Retail - 0.7%
Dollar Tree, Inc. ‡	344,784	16,644
Oil, Gas & Consumable Fuels - 3.1%
Exxon Mobil Corp.	498,587	45,597
Occidental Petroleum Corp.	115,517	9,941
Valero Energy Corp.	718,066	22,748
Pharmaceuticals - 2.2%
Abbott Laboratories	528,559	36,238
Merck & Co., Inc.	407,581	18,382
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	833,842	28,338
KLA-Tencor Corp.	218,196	10,409
Xilinx, Inc. ^	698,772	23,346
Software - 9.3%
Autodesk, Inc. ‡ ^	113,183	3,777
BMC Software, Inc. ‡	244,424	10,141
Check Point Software Technologies, Ltd. ‡	378,130	18,211
Citrix Systems, Inc. ‡	133,266	10,204
Microsoft Corp.	3,599,489	107,192
NetSuite, Inc. ‡ ^	108,033	6,893
Oracle Corp.	1,647,668	51,885
Red Hat, Inc. ‡	384,698	21,905
Symantec Corp. ‡	227,160	4,089
Specialty Retail - 5.9%
Bed Bath & Beyond, Inc. ‡	210,425	13,257
Buckle, Inc. ^	322,110	14,633
Home Depot, Inc.	343,267	20,723
Lowe’s Cos., Inc.	829,238	25,076
O’Reilly Automotive, Inc. ‡ ^	170,511	14,258
PetSmart, Inc.	368,648	25,430
Ross Stores, Inc.	226,580	14,637
TJX Cos., Inc.	442,235	19,808
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	170,227	9,536
Lululemon Athletica, Inc. ‡	172,952	12,788
Tobacco - 2.6%
Philip Morris International, Inc.	730,607	65,711

Total Common Stocks (cost $2,142,292)		2,502,518

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	117,474,541	117,475
Total Securities Lending Collateral (cost $117,475)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $1,581 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 04/01/2025 - 05/01/2025, and with a total value of $1,613.	$1,581	$1,581
Total Repurchase Agreement (cost $1,581)

Total Investment Securities (cost $2,261,348) P		2,621,574
Other Assets and Liabilities - Net		(119,340)

Net Assets		$2,502,234

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $114,878.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $2,261,348. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $429,882 and $69,656, respectively. Net unrealized appreciation for tax purposes is $360,226.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$2,502,518	$—	$—	$2,502,518
Repurchase Agreement	—	1,581	—	1,581
Securities Lending Collateral	117,475	—	—	117,475

Total	$2,619,993	$1,581	$—	$2,621,574

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.9%
Aerospace & Defense - 2.1%
Boeing Co. ^	2,235	$155
Honeywell International, Inc.	2,487	149
Beverages - 2.7%
Coca-Cola Co.	10,278	390
Biotechnology - 6.5%
Amgen, Inc.	3,849	324
Biogen Idec, Inc. ‡	1,462	218
Celgene Corp. ‡	2,560	196
Gilead Sciences, Inc. ‡ ^	2,896	192
Chemicals - 2.9%
CF Industries Holdings, Inc.	773	171
Monsanto Co.	1,610	147
Sherwin-Williams Co. ^	644	96
Communications Equipment - 7.7%
Cisco Systems, Inc.	38,013	725
Emulex Corp. ‡	4,270	31
F5 Networks, Inc. ‡	714	75
QUALCOMM, Inc. ^	3,601	225
Riverbed Technology, Inc. ‡ ^	2,315	54
Computers & Peripherals - 12.4%
Apple, Inc.	2,034	1,357
EMC Corp. ‡ ^	10,609	289
NetApp, Inc. ‡ ^	3,095	102
QLogic Corp. ‡ ^	3,243	37
Consumer Finance - 1.1%
American Express Co.	2,883	164
Diversified Consumer Services - 0.5%
ITT Educational Services, Inc. ‡ ^	2,047	66
Diversified Financial Services - 0.7%
Bank of America Corp.	11,007	97
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc. ^	6,949	317
Energy Equipment & Services - 4.2%
Core Laboratories NV	709	86
Diamond Offshore Drilling, Inc. ^	2,288	151
National Oilwell Varco, Inc.	2,085	167
Oceaneering International, Inc. ^	2,229	123
Transocean, Ltd.	1,833	82
Food & Staples Retailing - 4.3%
Costco Wholesale Corp.	1,565	157
CVS Caremark Corp. ^	3,054	148
Wal-Mart Stores, Inc.	4,205	310
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. ‡ ^	1,148	27
Health Care Equipment & Supplies - 2.4%
Edwards Lifesciences Corp. ‡ ^	964	104
Hologic, Inc. ‡ ^	5,527	111
Intuitive Surgical, Inc. ‡ ^	88	44
Zimmer Holdings, Inc. ^	1,220	82
Health Care Providers & Services - 2.5%
Aetna, Inc.	2,181	86
UnitedHealth Group, Inc.	4,790	266
Hotels, Restaurants & Leisure - 0.3%
Yum! Brands, Inc. ^	557	37
Industrial Conglomerates - 1.6%
General Electric Co.	5,350	122
Tyco International, Ltd.	1,867	105
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. ‡	820	209
priceline.com, Inc. ‡	105	65
Internet Software & Services - 5.8%
Baidu, Inc. ADR ‡	117	14
eBay, Inc. ‡	4,439	215
Google, Inc. - Class A ‡ ^	549	414
IAC/InterActiveCorp ^	3,610	188

	Shares	Value (000’s)
IT Services - 3.8%
International Business Machines Corp.	2,130	$442
Visa, Inc. - Class A ^	798	107
Life Sciences Tools & Services - 0.7%
Bruker Corp. ‡ ^	3,554	47
Life Technologies Corp. ‡ ^	943	46
Waters Corp. ‡	147	12
Machinery - 1.6%
Caterpillar, Inc. ^	1,072	92
Dover Corp. ^	765	46
Parker Hannifin Corp. ^	1,089	91
Media - 4.0%
Comcast Corp. - Class A ^	5,764	206
News Corp. - Class A ^	4,882	120
Omnicom Group, Inc. ^	3,369	174
Sirius XM Radio, Inc. ‡ ^	30,759	80
Metals & Mining - 0.1%
Allied Nevada Gold Corp. ‡ ^	368	14
Multiline Retail - 0.6%
Dollar Tree, Inc. ‡	1,808	87
Oil, Gas & Consumable Fuels - 3.2%
Exxon Mobil Corp.	2,804	256
Occidental Petroleum Corp.	647	56
Valero Energy Corp.	4,735	150
Pharmaceuticals - 2.1%
Abbott Laboratories	2,841	195
Merck & Co., Inc.	2,333	105
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp. ^	6,126	209
KLA-Tencor Corp.	1,296	62
Xilinx, Inc. ^	4,265	142
Software - 9.6%
Autodesk, Inc. ‡ ^	860	29
BMC Software, Inc. ‡	1,195	50
Check Point Software Technologies, Ltd. ‡	2,266	109
Citrix Systems, Inc. ‡	767	59
Microsoft Corp.	20,539	611
NetSuite, Inc. ‡ ^	604	39
Oracle Corp.	10,813	340
Red Hat, Inc. ‡	2,165	123
Symantec Corp. ‡	1,133	20
Specialty Retail - 5.9%
Bed Bath & Beyond, Inc. ‡ ^	1,141	72
Buckle, Inc. ^	1,709	78
Home Depot, Inc.	1,950	118
Lowe’s Cos., Inc. ^	4,393	133
O’Reilly Automotive, Inc. ‡ ^	931	78
PetSmart, Inc.	2,125	146
Ross Stores, Inc. ^	1,522	98
TJX Cos., Inc.	2,777	124
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. ^	844	47
Lululemon Athletica, Inc. ‡ ^	926	69
Tobacco - 2.6%
Philip Morris International, Inc.	4,219	379

Total Common Stocks (cost $11,868)		14,351

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	3,676,592	3,677
Total Securities Lending Collateral (cost $3,677)

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% , dated 09/28/2012, to be repurchased at $26 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $30.	$26	$26
Total Repurchase Agreement (cost $26)

Total Investment Securities (cost $15,571) P		18,054
Other Assets and Liabilities - Net		(3,689)

Net Assets		$14,365

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $3,593.
‡	Non-income producing security.
	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $15,571. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,864 and $381, respectively. Net unrealized appreciation for tax purposes is $2,483.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$14,351	$—	$—	$14,351
Repurchase Agreement	—	26	—	26
Securities Lending Collateral	3,677	—	—	3,677

Total	$18,028	$26	$—	$18,054

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		September 30, 2012 Form N-Q

Notes to Schedules of Investments

At September 30, 2012

(unaudited)

Transamerica Series Trust (each a “Portfolio” and collectively, the “Portfolios”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolios’ securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2012 are shown in the Schedules of Investments.

Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Portfolios’ custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica AEGON Money Market VP (“Money Market”) enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at September 30, 2012 are listed in the Schedules of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

The Portfolios purchase put and call options on foreign or U.S. securities, indices, futures, swaps, and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The risk associated with purchasing put and call options is limited to the premium paid.

The Portfolios write put and call options on futures, swaps, securities, or currencies they own or in which they may invest, and inflation-capped options. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

The Portfolios enter into straddle swaption contracts. A straddle swaption is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

The underlying face amounts of open option contracts at September 30, 2012 are listed in the Schedules of Investments.

Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount.

Transamerica Series Trust		September 30, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2012

(unaudited)

Futures contracts (continued): Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Portfolios bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at September 30, 2012 are listed in the Schedules of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). Certain Portfolios enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or to certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.

Certain Portfolios sell credit default swaps, which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.

Total return swap agreements: The Portfolios are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity and in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open swap agreements at September 30, 2012 are listed in the Schedules of Investments.

Transamerica Series Trust		September 30, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2012

(unaudited)

Dollar Rolls: Certain Portfolios enter into dollar roll transactions. Dollar roll transactions involve sales by a Portfolio of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date. The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”) as well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions may be renewed with a new sale and repurchase price, and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Dollar roll transactions expose the Portfolio to risks such as the following: (i) buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio; (ii) the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price.

Open dollar roll transactions at September 30, 2012 are included in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Portfolio, with the exception of Money Market, sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Open short sale transactions at September 30, 2012 are included in the Schedules of Investments.

Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers, and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the funds have direct recourse against the corporate borrowers, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at September 30, 2012 are listed in the Schedules of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated or otherwise restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at September 30, 2012 are listed in the Schedules of Investments.

Transamerica Series Trust		September 30, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2012

(unaudited)

Real estate investment trust (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America (“GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolios’ Board of Trustees has delegated the responsibility for valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed an internal Valuation Committee (the “Valuation Committee”) to monitor and implement the fair valuation process. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, GAAP requires a reconciliation of the beginning to the ending balances for reported fair values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust		September 30, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2012

(unaudited)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): The Portfolios may invest in unregulated or otherwise restricted securities. Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolios’ investments, at September 30, 2012, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Transamerica Series Trust		September 30, 2012 Form N-Q

September 30, 2012

BlackRock Variable Series Funds, Inc.

➢ BlackRock Global Allocation V.I. Fund

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments September 30, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina - 0.1%
Pampa Energia SA - ADR (a)	18,414	$67,948
Tenaris SA - ADR	156,567	6,383,236

		6,451,184

Australia - 0.3%
Asciano Ltd.	1,590,558	7,169,238
Newcrest Mining Ltd.	456,726	13,729,674
Orica Ltd.	237,560	6,109,082
Telstra Corp. Ltd.	1,594,534	6,464,231

		33,472,225

Belgium - 0.0%
RHJ International (a)	769,800	3,839,806
RHJ International - ADR	40,600	202,659

		4,042,465

Brazil - 1.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	238,383	10,647,715
Cia Energetica de Minas Gerais - ADR	500,808	6,069,793
Cosan Ltd.	1,171,074	18,573,234
Cyrela Brazil Realty SA	923,554	7,926,916
Hypermarcas SA (a)	1,473,711	10,824,297
Itau Unibanco Holding SA, Preference Shares	630,786	9,518,187
MRV Engenharia e Participacoes SA	1,581,505	9,462,896
Petroleo Brasileiro SA - ADR (b)	946,707	20,893,824
Qualicorp SA (a)	717,560	7,008,355
SLC Agricola SA	807,845	8,667,223
Telefonica Brasil - ADR	510,004	11,087,487
Tractebel Energia SA	192,610	3,040,335

		123,720,262

Canada - 2.4%
Agrium, Inc.	29,164	3,017,307
Athabasca Oil Corp. (a)	1,244,800	16,688,500
Bank of Nova Scotia	169,939	9,320,630
Brookfield Asset Management, Inc., Class A	228,969	7,901,720
Canadian Natural Resources Ltd.	384,496	11,838,632
Canadian Pacific Railway Ltd.	131,686	10,915,453
Canadian Pacific Railway Ltd.	20,502	1,701,514
Detour Gold Corp. (a)	224,767	6,271,345
Eldorado Gold Corp.	913,921	13,935,180
Goldcorp, Inc. (c)	1,022,297	46,872,317
Katanga Mining Ltd. (a)	148,526	64,964
Kinross Gold Corp.	219,505	2,241,146
Kinross Gold Corp.	997,732	10,209,728
Nexen, Inc. (c)	66,931	1,696,032
Osisko Mining Corp. (a)	951,713	9,429,035
Potash Corp. of Saskatchewan, Inc. (c)	592,141	25,710,762

Common Stocks	Shares	Value
Canada (concluded)
Rogers Communications, Inc., Class B	162,256	$6,555,142
Silver Wheaton Corp.	448,152	17,796,116
Sino-Forest Corp. (a)	416,950	4
Suncor Energy, Inc.	48,702	1,599,861
Suncor Energy, Inc.	945,736	31,110,876
Talisman Energy, Inc.	364,514	4,872,052
Teck Resources Ltd., Class B	37,672	1,109,440
TELUS Corp.	73,097	4,610,665
The Toronto-Dominion Bank	79,235	6,608,156
Valeant Pharmaceuticals International, Inc. (a)(c)	101,700	5,620,959

		257,697,536

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA - ADR	86,099	5,307,142

China - 0.6%
Beijing Enterprises Holdings Ltd.	3,921,042	26,088,607
Chaoda Modern Agriculture Holdings Ltd. (a)(d)	19,748,798	789,952
China BlueChemical Ltd.	5,950,300	3,508,922
Dongfang Electric Corp. Ltd.	867,800	1,176,793
Dongfeng Motor Group Co. Ltd., Class H	1,762,800	2,048,444
Haitian International Holdings Ltd.	1,863,800	2,102,539
Huaneng Power International, Inc.	3,554,000	2,694,518
Jiangsu Expressway Co. Ltd.	2,908,000	2,400,481
Shanghai Electric Group Co. Ltd., Class H	6,036,000	2,135,854
Sinopharm Group Co.	2,480,800	7,918,855
Tianjin Development Holdings Ltd. (a)	16,342,861	7,400,893
Zhongsheng Group Holdings Ltd. (d)	2,832,330	3,525,078

		61,790,936

Denmark - 0.1%
A.P. Moller - Maersk A/S-B	789	5,640,762

France - 1.4%
AXA SA	753,446	11,217,050
BNP Paribas SA	480,014	22,757,982
Essilor International SA	119,535	11,185,599
Eutelsat Communications SA	201,738	6,481,750
LVMH Moet Hennessy Louis Vuitton SA	81,967	12,304,728
Safran SA	408,311	14,686,782
Sanofi	208,519	17,844,321
Sanofi - ADR	28,134	1,211,450
Technip SA	41,561	4,617,910
Total SA	387,913	19,298,630

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Total SA - ADR	463,108	$23,201,711

		144,807,913

Germany - 2.5%
Allianz SE, Registered Shares	155,632	18,561,207
BASF SE	256,575	21,679,574
Bayer AG, Registered Shares	228,995	19,691,195
Bayerische Motoren Werke AG	99,659	7,307,958
Daimler AG, Registered Shares	129,043	6,263,175
Deutsche Bank AG, Registered Shares	236,858	9,381,804
Deutsche Boerse AG	57,116	3,160,667
Deutsche Telekom AG, Registered Shares	1,507,493	18,538,799
Fresenius Medical Care AG & Co. KGaA	260,287	19,092,131
Fresenius SE & Co. KGaA	161,990	18,809,763
Infineon Technologies AG	1,585,498	10,077,627
Kabel Deutschland Holding AG	142,267	10,155,715
Lanxess AG	173,867	14,442,403
Linde AG	142,825	24,617,279
Muenchener Rueckversicherungs AG, Registered Shares	36,294	5,675,018
SAP AG	95,977	6,830,044
Siemens AG, Registered Shares	264,999	26,505,343
Volkswagen AG, Preference Shares	138,392	25,304,328

		266,094,030

Hong Kong - 0.4%
China Resources Gas Group Ltd.	2,898,000	5,901,307
China Resources Power Holdings Co. Ltd.	3,186,000	6,968,070
The Link REIT	4,649,046	22,019,441
Yuanda China Holdings Ltd.	25,280,228	2,301,493

		37,190,311

India - 0.0%
Adani Enterprises Ltd.	140,679	535,566

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT	3,168,200	3,109,975

Ireland - 0.1%
Covidien Plc	144,399	8,580,189

Israel - 0.2%
Check Point Software Technologies Ltd. (a)	25,845	1,244,695
Teva Pharmaceutical Industries Ltd. - ADR	509,932	21,116,284

		22,360,979

Italy - 0.5%
Eni SpA	957,029	20,981,396
Fiat Industrial SpA	1,913,981	18,743,978
Intesa Sanpaolo SpA	5,204,022	7,935,321

Common Stocks	Shares	Value
Italy (concluded)
UniCredit SpA (a)	911,868	$3,794,591

		51,455,286

Japan - 5.4%
Aisin Seiki Co. Ltd.	155,639	4,432,498
Asahi Kasei Corp.	1,206,100	6,217,000
Astellas Pharma, Inc.	137,993	6,993,472
Bridgestone Corp.	737,432	17,102,698
Canon, Inc. (c)	404,858	12,995,001
Daihatsu Motor Co. Ltd.	244,107	4,067,216
Denso Corp.	233,920	7,349,870
East Japan Railway Co.	375,151	24,821,892
FANUC Corp.	60,418	9,724,774
Fuji Heavy Industries Ltd.	2,150,564	17,917,406
Futaba Industrial Co. Ltd. (a)	374,421	1,515,707
Hitachi Chemical Co. Ltd.	372,800	5,028,042
Hitachi Ltd.	992,700	5,512,571
Honda Motor Co. Ltd.	522,383	16,144,418
Hoya Corp.	565,774	12,412,038
Inpex Corp.	3,240	19,260,978
Japan Airlines Co., Ltd. (a)	163,400	7,642,363
JGC Corp.	586,302	19,526,325
JSR Corp.	323,400	5,292,533
Kao Corp.	142,000	4,174,981
KDDI Corp.	186,900	14,496,414
Kinden Corp.	81,000	509,608
Kirin Holdings Co. Ltd.	794,651	10,625,639
Kubota Corp.	1,841,296	18,582,931
Kuraray Co. Ltd.	426,770	4,846,555
Kyowa Hakko Kirin Co. Ltd.	636,279	7,683,809
Mitsubishi Corp.	874,547	15,840,540
Mitsui & Co. Ltd. (c)	2,008,778	28,182,483
Mitsui Fudosan Co. Ltd.	375,100	7,495,483
MS&AD Insurance Group Holdings	644,714	11,129,289
Murata Manufacturing Co. Ltd.	182,928	9,738,446
Nintendo Co. Ltd.	89,400	11,355,846
Nippon Electric Glass Co., Ltd.	83,000	457,362
Nippon Telegraph & Telephone Corp.	327,130	15,564,865
Nomura Holdings, Inc.	873,900	3,120,790
NTT DoCoMo, Inc.	11,100	17,933,992
Okumura Corp.	1,356,751	4,459,214
Rinnai Corp.	92,023	6,868,000
Rohm Co. Ltd.	113,753	3,830,740
Shin-Etsu Chemical Co. Ltd.	409,134	22,992,935
Sony Financial Holdings, Inc.	339,300	5,784,990
Sumitomo Corp.	442,200	5,948,746
Sumitomo Electric Industries Ltd.	290,048	3,067,445
Sumitomo Mitsui Financial Group, Inc.	402,547	12,542,632
Suzuki Motor Corp.	1,050,789	20,409,376
TDK Corp.	134,633	5,006,488
Terumo Corp.	110,375	4,745,616
Toda Corp.	1,302,896	3,916,055
Tokio Marine Holdings, Inc.	1,046,223	26,622,789
Tokyo Gas Co. Ltd.	3,193,070	17,558,471

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Toyota Industries Corp.	568,877	$15,924,257
Ube Industries Ltd.	2,834,346	6,086,429
West Japan Railway Co.	169,500	7,238,535
Yahoo Japan Corp. (c)	16,531	6,289,236
Yamada Denki Co. Ltd. (c)	214,320	9,401,602

		574,389,391

Kazakhstan - 0.1%
KazMunaiGas Exploration Production - GDR	662,854	12,229,656

Malaysia - 0.5%
Axiata Group Bhd	9,982,586	21,197,807
British American Tobacco Malaysia Bhd	233,600	4,610,059
IHH Healthcare Bhd (a)	15,993,000	16,743,858
Telekom Malaysia Bhd	3,830,646	7,746,289

		50,298,013

Mexico - 0.2%
America Movil, SAB de CV, Series L - ADR	772,667	19,656,648
Fomento Economico Mexicano SAB de CV - ADR	56,459	5,193,099

		24,849,747

Netherlands - 0.6%
ASML Holding NV	35,200	1,889,536
ASML Holding NV	276,263	14,776,866
CNH Global NV (a)	39,071	1,514,783
DE Master Blenders 1753 NV (a)	490,405	5,913,647
ING Groep NV (a)	1,396,219	11,058,330
Koninklijke KPN NV	984,787	7,496,424
Unilever NV	211,190	7,490,065
Unilever NV - NY Shares	76,815	2,725,396
Ziggo NV (a)	420,598	14,298,646

		67,163,693

Norway - 0.1%
Statoil ASA	460,217	11,876,630

Philippines - 0.0%
Philippine Long Distance Telephone Co. - ADR	72,115	4,760,311

Portugal - 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	934,692	2,625,152

Russia - 0.2%
Federal Hydrogenerating Co. JSC - ADR	3,274,032	8,708,998
Novorossiysk Commercial Sea Port - GDR	619,924	4,184,487

Common Stocks	Shares	Value
Russia (concluded)
Sberbank	3,980,146	$11,649,457

		24,542,942

Singapore - 0.7%
CapitaLand Ltd.	4,860,350	12,519,389
DBS Group Holdings Ltd.	412,170	4,814,246
Global Logistic Properties Ltd.	970,000	1,977,257
Keppel Corp. Ltd.	1,656,860	15,318,976
M1 Ltd.	1,285,000	2,878,434
Oversea-Chinese Banking Corp.	1,500,800	11,382,307
Raffles Medical Group Ltd.	1,676,800	3,319,716
Sembcorp Marine Ltd.	225,000	905,009
Singapore Press Holdings Ltd.	762,240	2,522,915
Singapore Telecommunications Ltd.	5,137,630	13,378,117
United Overseas Bank Ltd.	229,500	3,659,833

		72,676,199

South Africa - 0.2%
Life Healthcare Group Holdings Ltd.	1,732,096	6,617,364
Randgold Resources Ltd. - ADR	126,412	15,548,676

		22,166,040

South Korea - 1.0%
Cheil Industries, Inc.	51,853	4,709,910
Hyundai Motor Co.	57,301	12,924,637
KT Corp.	33,100	1,045,572
KT Corp. - ADR	387,542	6,061,157
KT&G Corp.	127,741	9,734,946
LG Corp.	18,841	1,047,129
Mando Corp.	2,141	295,282
POSCO	13,869	4,538,730
POSCO - ADR	62,538	5,099,349
Samsung Electronics Co. Ltd.	50,965	61,417,833
Samsung Fine Chemicals Co. Ltd.	27,510	1,645,366

		108,519,911

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	846,964	6,663,792
Banco Santander SA	1,518,307	11,333,251

		17,997,043

Sweden - 0.1%
Millicom International Cellular SA	13,717	1,272,744
Svenska Handelsbanken AB, Class A	143,031	5,367,807

		6,640,551

Switzerland - 1.3%
Garmin Ltd. (d)	36,927	1,541,333
Nestle SA, Registered Shares	511,786	32,292,337
Novartis AG, Registered Shares	187,750	11,490,950
Roche Holding AG	168,711	31,556,821
Swisscom AG, Registered Shares	22,436	9,032,291
Syngenta AG, Registered Shares	87,722	32,815,250
TE Connectivity Ltd.	45,178	1,536,504

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland (concluded)
UBS AG, Registered Shares (a)	793,185	$9,658,424
Zurich Insurance Group AG (a)	30,023	7,484,954

		137,408,864

Taiwan - 0.4%
Cheng Shin Rubber Industry Co. Ltd.	2,015,064	5,276,666
Chunghwa Telecom Co. Ltd.	1,873,311	5,984,567
Chunghwa Telecom Co. Ltd. - ADR (d)	397,227	12,611,957
Far EasTone Telecommunications Co. Ltd.	2,582,988	6,374,093
HON HAI Precision Industry Co. Ltd.	135,310	423,662
Taiwan Semiconductor Manufacturing Co. Ltd.	3,428,115	10,545,820
Yulon Motor Co. Ltd.	2,779,000	5,569,634

		46,786,399

Thailand - 0.3%
Bangkok Dusit Medical Services PCL	1,561,300	5,452,883
PTT Global Chemical PCL	5,260,890	10,767,904
PTT Public Company THB10	680,092	7,269,339
Siam Commercial Bank PCL	1,457,768	7,980,309

		31,470,435

Turkey - 0.0%
Tupras Turkiye Petrol Rafinerileri AS	36,598	835,662

United Arab Emirates - 0.0%
NMC Health Plc (a)	1,010,600	2,953,768

United Kingdom - 3.3%
Amlin Plc	495,346	3,230,983
Antofagasta Plc	698,357	14,282,788
AstraZeneca Plc	604,871	28,879,534
AstraZeneca Plc - ADR	30,448	1,457,241
BG Group Plc	1,818,212	36,790,986
BP Plc	1,825,506	12,869,589
BP Plc - ADR	337,640	14,302,430
British American Tobacco Plc	143,612	7,379,267
BT Group Plc	4,842,132	18,050,209
Delta Topco Ltd.	14,972,250	8,778,410
Diageo Plc - ADR	140,881	15,881,515
Genel Energy Plc (a)	624,035	7,784,415
GlaxoSmithKline Plc - ADR	31,991	1,479,264
Glencore International Plc	694,779	3,859,156
Guinness Peat Group Plc	6,479,903	2,921,484
HSBC Holdings Plc	3,324,006	30,879,185
Invensys Plc	1,481,002	5,614,466
Lloyds Banking Group Plc (a)	13,731,588	8,646,170
Manchester United Plc Class A (a)(d)	370,000	4,710,100
National Grid Plc	2,006,080	22,128,776
Polyus Gold International, Ltd. (a)	2,855,901	9,995,875
Royal Dutch Shell Plc - ADR	328,674	22,813,262

Common Stocks	Shares	Value
United Kingdom (concluded)
Scottish & Southern Energy Plc	840,090	$18,904,263
Shire Plc	520,548	15,355,508
Unilever Plc	135,991	4,965,290
Unilever Plc - ADR	84,910	3,100,913
Vodafone Group Plc	3,225,653	9,166,113
Vodafone Group Plc - ADR	460,472	13,121,150

		347,348,342

United States - 33.0%
3M Co.	158,914	14,686,832
Abbott Laboratories	27,403	1,878,750
Accenture Plc, Class A	24,291	1,701,099
ACE Ltd.	368,772	27,879,163
Activision Blizzard, Inc. (c)	2,235,692	25,218,606
Adobe Systems, Inc. (a)	55,928	1,815,423
The AES Corp. (a)(b)	870,470	9,549,056
Aetna, Inc.	556,722	22,046,191
Agilent Technologies, Inc.	314,882	12,107,213
Alcoa, Inc. (c)	788,572	6,978,862
Allergan, Inc.	238,571	21,848,332
Alliance Data Systems Corp. (a)	14,545	2,064,663
Altria Group, Inc.	391,984	13,088,346
Amdocs Ltd.	50,673	1,671,702
American Electric Power Co., Inc.	313,619	13,780,419
American Express Co.	235,505	13,390,814
American Tower Corp.	235,048	16,780,077
American Water Works Co., Inc.	196,761	7,291,963
Ameriprise Financial, Inc.	20,573	1,166,283
AmerisourceBergen Corp.	231,019	8,942,745
Amgen, Inc.	174,086	14,678,932
Anadarko Petroleum Corp.	164,857	11,526,801
Analog Devices, Inc.	30,809	1,207,405
Apache Corp.	208,052	17,990,256
Apple, Inc. (c)	265,569	177,203,571
Applied Materials, Inc. (c)	899,103	10,038,485
Arch Capital Group Ltd. (a)(d)	119,223	4,969,215
AT&T, Inc.	1,760,444	66,368,739
Autoliv, Inc.	14,300	886,171
Axis Capital Holdings Ltd.	32,621	1,139,125
Bank of America Corp.	3,202,517	28,278,225
The Bank of New York Mellon Corp.	1,065,997	24,112,852
Berkshire Hathaway, Inc., Class B (a)	82,838	7,306,312
BioMarin Pharmaceutical, Inc. (a)(d)	124,391	5,009,226
The Boeing Co.	289,855	20,179,705
BorgWarner, Inc. (a)	93,189	6,440,292
Bristol-Myers Squibb Co.	474,575	16,016,906
CA, Inc.	643,500	16,579,777
Calpine Corp. (a)	778,527	13,468,517
Capital One Financial Corp.	270,527	15,422,744
Cardinal Health, Inc.	330,275	12,870,817
CenturyLink, Inc.	108,101	4,367,280
CF Industries Holdings, Inc.	29,029	6,451,405
Chevron Corp.	337,748	39,367,907

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
The Chubb Corp.	167,939	$12,810,387
Cigna Corp.	198,866	9,380,509
Cisco Systems, Inc. (c)	2,509,515	47,906,641
Citigroup, Inc.	1,291,673	42,263,541
CMS Energy Corp.	308,728	7,270,544
CNA Financial Corp.	53,918	1,445,002
Coach, Inc.	21,580	1,208,912
Cobalt International Energy, Inc. (a)	461,516	10,277,961
The Coca-Cola Co.	236,228	8,960,128
Colgate-Palmolive Co.	195,130	20,921,839
Comcast Corp., Class A	1,363,278	48,764,454
Computer Sciences Corp.	48,040	1,547,368
ConocoPhillips (c)	21,446	1,226,282
CONSOL Energy, Inc. (c)	1,093,084	32,847,174
Constellation Brands, Inc., Class A (a)	53,123	1,718,529
Corning, Inc.	2,980,039	39,187,513
Coventry Health Care, Inc.	33,945	1,415,167
Crown Castle International Corp. (a)	109,139	6,995,810
Crown Holdings, Inc. (a)(d)	127,552	4,687,536
Cummins, Inc.	70,344	6,486,420
CVS Caremark Corp.	372,909	18,056,254
DaVita, Inc. (a)(d)	119,889	12,421,699
Dell, Inc.	818,082	8,066,289
Delphi Automotive Plc (a)	111,200	3,447,200
Devon Energy Corp.	556,472	33,666,556
Diamond Offshore Drilling, Inc.	22,859	1,504,351
Discover Financial Services	349,807	13,897,832
DISH Network Corp., Class A	53,213	1,628,850
Dominion Resources, Inc.	170,337	9,017,641
The Dow Chemical Co.	450,981	13,060,410
Dr. Pepper Snapple Group, Inc.	82,284	3,664,107
E.I. du Pont de Nemours & Co.	311,101	15,639,047
Eastman Chemical Co.	28,485	1,623,930
Electronic Arts, Inc. (a)	1,469,219	18,644,389
EMC Corp. (a)(c)	1,084,452	29,573,006
EOG Resources, Inc. (c)	96,904	10,858,093
Expedia, Inc.	32,241	1,864,819
Express Scripts Holding Co. (a)	138,885	8,703,923
Fidelity National Financial, Inc., Class A	267,256	5,716,606
Fidelity National Information Services, Inc.	50,186	1,566,807
FMC Corp.	651,394	36,074,200
Ford Motor Co.	1,190,195	11,735,323
Freeport-McMoRan Copper & Gold, Inc.	244,317	9,670,067
Freescale Semiconductor Ltd. (a)(d)	1,231,919	11,715,550
Fusion-io, Inc. (a)(d)	314,231	9,511,772
General Dynamics Corp.	97,587	6,452,452
General Electric Co.	3,327,252	75,561,893
General Mills, Inc.	367,496	14,644,716
General Motors Co. (a)(d)	601,125	13,675,594

Common Stocks	Shares	Value
United States (continued)
Gilead Sciences, Inc. (a)	224,352	$14,881,268
The Goldman Sachs Group, Inc.	175,880	19,994,038
Google, Inc., Class A (a)	62,461	47,126,824
H.J. Heinz Co.	177,555	9,934,202
Halliburton Co.	371,290	12,508,760
HCA Holdings, Inc. (c)	796,970	26,499,252
HealthSouth Corp. (a)	306,701	7,379,226
Helmerich & Payne, Inc.	27,939	1,330,176
Herbalife Ltd. (d)	26,667	1,264,016
Hillshire Brands Co.	407,960	10,925,169
Hologic, Inc. (a)	580,378	11,746,851
Humana, Inc.	184,190	12,920,929
Intel Corp. (c)	1,896,004	43,001,371
International Game Technology	369,783	4,840,459
International Paper Co.	42,335	1,537,607
Intuit, Inc.	25,003	1,472,177
Johnson & Johnson	897,620	61,854,994
Johnson Controls, Inc.	196,402	5,381,415
JPMorgan Chase & Co.	960,779	38,892,334
Juniper Networks, Inc. (a)(d)	908,194	15,539,199
KBR, Inc.	278,411	8,302,216
KLA-Tencor Corp.	26,029	1,241,713
The Kroger Co.	53,075	1,249,386
L-3 Communications Holdings, Inc.	21,826	1,565,142
Leap Wireless International, Inc. (a)	179,373	1,223,324
Lear Corp.	33,900	1,281,081
Life Technologies Corp. (a)	109,368	5,345,908
Lincoln National Corp.	68,755	1,663,183
Lorillard, Inc.	46,493	5,414,110
M&T Bank Corp.	72,717	6,919,750
Macy’s, Inc.	34,126	1,283,820
Marathon Oil Corp.	1,449,261	42,854,648
Marathon Petroleum Corp.	936,573	51,127,520
MasterCard, Inc., Class A	67,409	30,433,815
Mattel, Inc. (c)	479,844	17,024,865
McDermott International, Inc. (a)	521,158	6,368,551
McDonald’s Corp.	132,898	12,193,392
The McGraw-Hill Cos., Inc.	26,871	1,466,888
McKesson Corp.	170,033	14,627,939
Mead Johnson Nutrition Co. (c)	282,048	20,668,477
Medtronic, Inc.	547,990	23,629,329
Merck & Co., Inc.	962,080	43,389,808
MetLife, Inc.	237,596	8,187,558
MetroPCS Communications, Inc. (a)	634,853	7,434,129
Mettler-Toledo International, Inc. (a)	35,262	6,020,634
Microsoft Corp.	1,325,210	39,464,754
Mondelez International, Inc. (FKA Kraft Foods, Inc.) (a)	651,642	26,945,397
Monsanto Co.	186,897	17,011,365
Morgan Stanley	415,963	6,963,221
Motorola Solutions, Inc.	33,052	1,670,779
Murphy Oil Corp.	117,856	6,327,689
Mylan, Inc. (a)	512,879	12,514,248

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
National Oilwell Varco, Inc.	355,340	$28,466,287
Navistar International Corp. (a)	205,544	4,334,923
NetApp, Inc. (a)(c)	498,458	16,389,299
Newmont Mining Corp.	473,439	26,517,318
NextEra Energy, Inc.	365,843	25,729,738
Northern Trust Corp.	136,755	6,347,483
Occidental Petroleum Corp.	725,764	62,459,250
Oracle Corp. (c)	2,890,077	91,008,525
PACCAR, Inc.	117,393	4,698,655
Parker Hannifin Corp.	17,853	1,492,154
PerkinElmer, Inc.	232,734	6,858,671
Perrigo Co.	92,839	10,785,107
Pfizer, Inc.	2,393,581	59,480,488
Philip Morris International, Inc.	269,915	24,276,155
Phillips 66 (c)	1,025,581	47,556,191
Platinum Underwriters Holdings Ltd.	76,856	3,141,105
PPG Industries, Inc.	17,065	1,959,745
PPL Corp.	395,163	11,479,485
Praxair, Inc.	55,470	5,762,224
Precision Castparts Corp.	77,347	12,633,859
The Procter & Gamble Co.	732,558	50,810,223
The Progressive Corp.	323,798	6,715,571
Prudential Financial, Inc.	104,748	5,709,813
PulteGroup, Inc. (a)(c)	1,034,223	16,030,457
QEP Resources, Inc.	509,191	16,120,987
QUALCOMM, Inc.	928,810	58,041,337
Reinsurance Group of America, Inc.	19,740	1,142,354
RenaissanceRe Holdings Ltd.	78,617	6,056,654
Rockwell Automation, Inc.	272,170	18,929,423
Ross Stores, Inc.	20,835	1,345,941
SanDisk Corp. (a)(c)	590,828	25,659,660
Schlumberger Ltd.	575,198	41,604,071
Simon Property Group, Inc.	33,098	5,024,607
SM Energy Co.	368,455	19,937,100
The Southern Co.	231,833	10,685,183
Spirit AeroSystems Holdings, Inc., Class A (a)	480,825	10,679,123
The St. Joe Co. (a)	1,753,713	34,197,403
Stancorp Financial Group, Inc.	82,827	2,587,515
State Street Corp.	395,447	16,592,956
Stillwater Mining Co. (a)	356,441	4,202,439
Symantec Corp. (a)	608,619	10,955,142
Thermo Fisher Scientific, Inc.	197,152	11,598,452
Tiffany & Co. (c)	178,471	11,043,785
Time Warner Cable, Inc.	180,724	17,179,623
Torchmark Corp.	27,691	1,421,933
The Travelers Cos., Inc.	270,115	18,438,050
U.S. Bancorp	643,528	22,073,010
Union Pacific Corp.	245,324	29,119,959
United Technologies Corp.	472,639	37,002,907
United Therapeutics Corp. (a)	57,772	3,228,299
UnitedHealth Group, Inc.	517,432	28,670,907
Universal Health Services, Inc., Class B (c)	389,956	17,832,688

Common Stocks	Shares		Value
United States (concluded)
Unum Group		65,333	$1,255,700
Valero Energy Corp.		58,472	1,852,393
Verizon Communications, Inc.		798,724	36,397,853
Vertex Pharmaceuticals, Inc. (a)(c)		144,926	8,108,610
Visa, Inc., Class A		319,347	42,881,915
Wal-Mart Stores, Inc. (c)		510,442	37,670,620
Waters Corp. (a)(d)		127,353	10,612,325
Weatherford International Ltd. (a)		401,690	5,093,429
WellPoint, Inc.		244,991	14,211,928
Wells Fargo & Co.		1,189,836	41,085,037
Western Digital Corp.		40,009	1,549,549
The Western Union Co.		55,121	1,004,305
Whiting Petroleum Corp. (a)(c)		462,598	21,917,893
Wyndham Worldwide Corp.		26,437	1,387,414
XL Group Plc		804,212	19,325,214

			3,491,965,622

Total Common Stocks - 57.5%			6,091,761,132

Fixed Income Securities	Par (000)
Corporate Bonds
Argentina - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (e)	USD	1,027	513,500

Australia - 0.3%
Commonwealth Bank of Australia, 1.90%, 9/18/17		6,452	6,466,194
FMG Resources August 2006 Ltd., 6.00%, 4/01/17 (e)		4,019	3,737,670
National Australia Bank, Ltd., 2.00%, 6/20/17 (e)		9,515	9,772,856
TFS Corp. Ltd., 11.00%, 7/15/18 (e)		11,340	10,765,968

			30,742,688

Brazil - 0.4%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (e)		7,440	7,923,600
Hypermarcas SA, 6.50%, 4/20/21 (e)		3,840	4,025,472
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (e)		5,584	6,279,534
Odebrecht Finance, Ltd., 5.13%, 6/26/22 (e)		3,097	3,298,305
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (e)		10,499	9,449,100

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Brazil (concluded)
Petrobras International Finance Co. - Pifco, 3.50%, 2/06/17	USD	6,301	$6,589,794

			37,565,805

Canada - 0.2%
Bank of Nova Scotia, 2.55%, 1/12/17 (b)		8,124	8,596,362
The Toronto-Dominion Bank, 2.38%, 10/19/16		6,970	7,331,339
Viterra, Inc., 5.95%, 8/01/20 (e)		2,866	3,109,868

			19,037,569

Chile - 0.1%
Banco Santander Chile, 2.44%, 2/14/14 (e)(f)		6,280	6,187,609
Inversiones Alsacia SA, 8.00%, 8/18/18 (e)		7,375	7,481,481

			13,669,090

China - 0.1%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)	SGD	11,400	278,683
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(g)	USD	4,800	960,000
China Petroleum & Chemical Corp., Series SINO, 2.35%, 4/24/14 (h)(i)	HKD	20,440	3,077,579

			4,316,262

Colombia - 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (e)	USD	3,261	3,309,915

France - 0.0%
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (e)	EUR	1,035	1,426,453

Hong Kong - 0.2%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(g)	CNY	13,100	20,844
Hutchison Whampoa International Ltd., 3.50%, 1/13/17 (e)	USD	6,239	6,617,564
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		4,661	4,989,241
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (i)	HKD	46,000	5,920,519

			17,548,168

India - 0.2%
ICICI Bank Ltd - Dubai, 4.70%, 2/21/18 (e)	USD	3,247	3,377,991
REI Agro Ltd.:
5.50%, 11/13/14		2,550	1,807,338
5.50%, 11/13/14 (e)		6,845	4,851,462
Suzlon Energy Ltd. (i):
0.00%, 10/11/12 (a)(g)		5,772	7,792,200

Corporate Bonds	Par (000)		Value
India (concluded)
Suzlon Energy Ltd. (i) (concluded):
28.53%, 7/25/14 (h)	USD	7,384	$6,276,400

			24,105,391

Indonesia - 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	426,250
10.75%, 10/06/17 (e)		3,406	2,639,650

			3,065,900

Ireland - 0.0%
Nara Cable Funding, Ltd., 8.88%, 12/01/18 (e)		1,310	1,175,725
Ono Finance II Plc, 10.88%, 7/15/19 (e)		1,039	883,150

			2,058,875

Luxembourg - 0.2%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (e)	EUR	1,678	2,415,071
Gaz Capital SA, 2.89%, 11/15/12	JPY	300,000	3,842,503
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	8,048	8,711,960
Matterhorn Mobile SA, 6.75%, 5/15/19 (e)	CHF	1,000	1,116,427
TNK-BP Finance SA:
Series 2 7.50%, 7/18/16	USD	1,015	1,172,833
7.50%, 7/18/16 (e)		2,386	2,757,023
6.63%, 3/20/17 (e)		2,848	3,243,160

			23,258,977

Malaysia - 0.0%
Paka Capital Ltd., 2.30%, 3/12/13 (h)(i)		3,600	3,687,768

Netherlands - 0.4%
Bio City Development Co. BV, 8.00%, 7/06/18 (e)(i)		23,800	23,740,500
New World Resources NV, 7.88%, 5/01/18	EUR	2,997	3,793,525
Portugal Telecom International Finance BV, Series PTC, 4.13%, 8/28/14 (i)		2,200	2,805,906
Rabobank Nederland, 3.38%, 1/19/17	USD	9,330	9,902,955

			40,242,886

Singapore - 0.7%
CapitaLand Ltd. (i):
2.10%, 11/15/16	SGD	13,500	11,000,652
3.13%, 3/05/18		10,500	9,090,816
2.95%, 6/20/22		26,500	21,081,018
Keppel Land Ltd., 2.50%, 6/23/13 (i)		5,600	4,580,345
Olam International Ltd., 6.00%, 10/15/16 (i)	USD	13,600	15,218,400
Oversea-Chinese Banking Corp. Ltd., 1.63%, 3/13/15 (e)		6,296	6,361,774

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Singapore (concluded)
Ying Li International Real Estate Ltd., 4.00%, 3/03/15 (i)	SGD	12,500	$10,389,505

			77,722,510

South Korea - 0.3%
Zeus Cayman, 3.72%, 8/19/13 (h)(i)	JPY	1,588,000	19,992,440
Zeus Cayman II, 0.90%, 8/18/16 (h)(i)		422,000	5,489,947

			25,482,387

Spain - 0.1%
Nara Cable Funding, Ltd., 8.88%, 12/01/18 (e)	EUR	4,051	4,763,249

Sweden - 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (e)	USD	6,312	6,601,090

Switzerland - 0.1%
Credit Suisse Group Capital, Series B, 4.00%, 3/29/13 (i)	CHF	6,305	8,265,885
UBS AG/Stamford CT, Series BKNT, 5.88%, 12/20/17	USD	4,997	5,915,134

			14,181,019

United Arab Emirates - 0.4%
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (i)		46,180	35,327,700
Pyrus Ltd. (i):
7.50%, 12/20/15		2,300	2,495,500
7.50%, 12/20/15 (e)		7,200	7,812,000

			45,635,200

United Kingdom - 0.5%
BAT International Finance Plc, 2.13%, 6/07/17 (e)		6,350	6,496,151
British Telecommunications Plc, 1.50%, 12/20/13 (f)		2,472	2,488,266
Delta Topco Ltd., 10.00%, 11/24/60		14,639	14,197,046
Essar Energy Plc, 4.25%, 2/01/16 (i)		8,000	4,960,000
Lloyds TSB Bank Plc, 13.00% (f)(j)	GBP	11,073	23,378,980
OTE Plc, 7.25%, 4/08/14	EUR	1,441	1,563,920

			53,084,363

United States - 2.1%
Ally Financial, Inc., 4.50%, 2/11/14	USD	4,260	4,355,850
American Express Credit Corp.:
1.75%, 6/12/15		6,462	6,609,799
2.38%, 3/24/17		6,280	6,605,612
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		4,607	4,663,270
Banco Del Estado De Chile/New York, 2.03%, 4/02/15		7,750	7,695,568

Corporate Bonds	Par (000)		Value
United States (continued)
Building Materials Corp. of America, 6.88%, 8/15/18 (e)	USD	2,035	$2,182,538
Cablevision Systems Corp., 5.88%, 9/15/22		3,890	3,870,550
CCO Holdings LLC, 5.25%, 9/30/22		12,902	12,966,510
Citigroup Funding, Inc., 2.71%, 11/27/12 (h)		12,500	12,446,668
CONSOL Energy, Inc., 8.00%, 4/01/17		9,814	10,255,630
Cricket Communications, Inc., 7.75%, 10/15/20		3,883	3,785,925
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	332,344
Daimler Finance North America LLC, 1.30%, 7/31/15 (e)		1,808	1,815,114
DaVita, Inc.:
6.38%, 11/01/18		2,988	3,189,690
6.63%, 11/01/20		3,163	3,380,456
DJO Finance LLC, 9.75%, 10/15/17		835	709,750
Electronic Arts, Inc., 0.75%, 7/15/16 (i)		3,720	3,394,500
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		2,123	2,377,760
8.00%, 12/15/16		1,406	1,680,599
6.63%, 8/15/17		2,019	2,341,870
General Electric Capital Corp.:
5.63%, 5/01/18		6,277	7,402,466
Series B, 6.25% (f)(j)		9,700	10,238,641
Gilead Sciences, Inc. (i):
Series B, 0.63%, 5/01/13		1,478	2,573,567
Series D, 1.63%, 5/01/16		9,428	14,748,927
Hologic, Inc., 2.00%, 12/15/37 (i)(k)		16,147	18,104,824
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		5,487	5,871,090
7.63%, 6/15/21		1,792	1,984,640
Hyundai Capital America (e)(l):
1.63%, 10/02/15		2,436	2,437,206
2.13%, 10/02/17		3,893	3,893,549
JPMorgan Chase Bank NA, 0.73%, 6/13/16 (f)		8,346	8,043,691
Linn Energy LLC, 7.75%, 2/01/21		4,040	4,272,300
Mylan, Inc., 3.75%, 9/15/15 (i)		9,660	18,492,862
NB Capital Trust II, 7.83%, 12/15/26		698	709,168
Phibro Animal Health Corp., 9.25%, 7/01/18 (e)		694	673,180
Reliance Holdings USA, Inc. (e):
4.50%, 10/19/20		3,746	3,839,257
5.40%, 2/14/22		1,995	2,125,046
SunGard Data Systems, Inc., 7.38%, 11/15/18		5,278	5,660,655
Take-Two Interactive Software, Inc. (i):
4.38%, 6/01/14		2,415	2,932,716

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
Take-Two Interactive Software, Inc. (i) (concluded):
1.75%, 12/01/16 (e)	USD	9,408	$8,784,720
Texas Industries, Inc., 9.25%, 8/15/20		7,402	7,846,120

			225,294,628

Total Corporate Bonds - 6.4%			677,313,693

Floating Rate Loan Interests (f)
Chile - 0.1%
GNL Quintero SA, Term Loan, 1.46%, 6/20/23		7,700	6,483,400

India - 0.0%
Essar Steel Algoma, Inc., ABL Term Loan, 8.75%, 9/20/14		3,090	3,097,324

United States - 0.2%
EquiPower Resources Holdings LLC, First Lien Term Loan, 6.50%, 12/21/18		3,771	3,809,424
Navistar International Corp., Term Loan B, 7.00%, 8/17/17		1,557	1,572,166
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		10,842	10,842,409
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16		7,114	7,326,970

			23,550,969

Total Floating Rate Loan Interests - 0.3%			33,131,693

Foreign Agency Obligations
Australia Government Bond:
4.75%, 11/15/12	AUD	28,239	29,342,120
5.50%, 12/15/13		28,290	30,340,321
5.75%, 5/15/21		44,437	56,329,799
5.75%, 7/15/22		12,547	16,140,691
5.50%, 4/21/23		92,284	117,291,422
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	21,004	24,959,000
Series F, 10.00%, 1/01/17		111,555	56,592,661
Series F, 10.00%, 1/01/21		130,279	65,518,054
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	75,349	114,188,331
3.50%, 7/04/19		59,059	89,030,961
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,606	12,983,703
1.50%, 3/01/17		19,199	19,717,691
3.50%, 6/01/20		14,061	16,301,663
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	61,350	8,035,469
2.03%, 3/18/13		102,350	13,308,239

Foreign Agency Obligations	Par (000)		Value
Hong Kong Government Bond (concluded):
1.67%, 3/24/14	HKD	37,850	$4,979,688
3.51%, 12/08/14		96,250	13,287,988
1.69%, 12/22/14		49,550	6,588,599
Malaysia Government Bond:
3.21%, 5/31/13	MYR	64,533	21,142,121
3.46%, 7/31/13		38,171	12,535,599
5.09%, 4/30/14		63,226	21,332,823
Netherlands Government Bond, 1.00%, 2/24/17 (e)	USD	12,526	12,594,190
Poland Government Bond, 3.00%, 8/24/16	PLN	45,430	14,762,849
Switzerland Government Bond:
2.25%, 7/06/20	CHF	6,412	7,807,573
2.00%, 4/28/21		4,487	5,404,438
2.00%, 5/25/22		3,206	3,872,800
United Kingdom Gilt:
4.00%, 9/07/16	GBP	9,501	17,480,452
4.75%, 3/07/20		66,547	134,907,962
Vnesheconombank Via VEB Finance Plc, 6.03%, 7/05/22 (e)	USD	3,200	3,564,160

Total Foreign Agency Obligations - 9.0%			950,341,367

Non-Agency Mortgage-Backed Securities - 0.1%
Commercial Mortgage-Backed Securities - 0.1%
Banc of America Large Loan, Inc., Series 2010, Class HLTN, 1.97%, 11/15/15 (e)(f)		9,579	9,568,148

US Treasury Obligations
US Treasury Notes:
2.50%, 3/31/15 (b)(m)		72,140	76,136,012
2.25%, 3/31/16		101,653	108,259,912
0.63%, 9/30/17		51,394	51,386,083
1.38%, 9/30/18		54,623	56,346,495
1.00%, 9/30/19		26,016	25,918,639
3.50%, 5/15/20 (b)		169,248	198,165,427
2.63%, 8/15/20		90,627	100,191,966
2.00%, 11/15/21		15,998	16,701,865
1.75%, 5/15/22		19,258	19,528,705

Total US Treasury Obligations - 6.1%			652,635,104

Total Fixed Income Securities - 21.9%			2,322,990,005

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Investment Companies	Shares
United States - 2.8%
ETFS Gold Trust (a)		256,340	$44,933,839
ETFS Palladium Trust (a)		89,760	5,641,416
ETFS Platinum Trust (a)		75,973	12,412,469
iShares Gold Trust (a)(n)		2,310,427	39,901,074
SPDR Gold Shares (a)		1,109,668	190,885,089

			293,773,887

Vietnam - 0.0%
Vinaland Ltd. (a)		1,162,430	513,213

Total Investment Companies - 2.8%			294,287,100

Preferred Securities	Par (000)
Capital Trusts
Germany - 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (e)(f)(j)	USD	1,464	1,361,520

Switzerland - 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (f)		6,257	6,366,497

Total Capital Trusts - 0.1%			7,728,017

Preferred Stocks	Shares
United Kingdom - 0.1%
HSBC Holdings Plc, 8.00%		256,500	7,246,125
Royal Bank of Scotland Group Plc:
Series M, 6.40%		176,150	3,595,222
Series T, 7.25%		185,136	4,200,736

			15,042,083

United States - 0.6%
General Motors Co., 4.75% (i)		243,123	9,063,625
Health Care REIT, Inc., 6.50% (i)		132,093	7,280,966
NextEra Energy, Inc., 5.60% (i)		163,146	8,336,761
PPL Corp. (i):
8.75%		128,534	7,030,810
9.75%		140,400	7,518,420
U.S. Bancorp (f):
Series F, 6.00%		236,374	6,878,483
Series G, 6.50%		125,469	3,510,623
United Technologies Corp., 7.50% (i)		89,362	5,013,208

Preferred Securities	Shares	Value
Preferred Stocks (concluded)
United States (concluded)
Wells Fargo & Co., Series L, 7.50% (i)	4,370	$5,410,060

		60,042,956

Total Preferred Stocks - 0.7%		75,085,039

Trust Preferreds
United States - 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)	250,739	6,903,550
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)(g)	580,751	14,438,478
Omnicare Capital, Series B, 4.00%, 6/15/33 (i)	87,281	4,054,397
RBS Capital Funding Trust VII, Series G, 6.08% (j)	118,664	2,125,272

		27,521,697

Total Trust Preferreds - 0.2%		27,521,697

Total Preferred Securities - 1.0%		110,334,753

Warrants (o)
Australia - 0.0%
TFS Corp., Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)	4,195,800	249,604

Canada - 0.0%
Kinross Gold Corp. (Issued/exercisable 9/08/08, 1 Share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00) (d)	37,568	12,993

United States - 0.0%
Ford Motor Co. (Issued/exercisable 3/31/10, 1 Share for 1 warrant, Expires 1/01/13, Strike Price USD 9.05)	560,613	577,431

Total Warrants - 0.0%		840,028

Total Long-Term Investments (Cost - $7,924,864,007) - 83.2%		8,820,213,018

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Foreign Agency Obligations (p)
German Treasury Bill:
(0.10)%, 12/05/12	EUR	11,187	$14,377,886
(0.08)%, 1/09/13		6,429	8,263,488
(0.08)%, 1/23/13		6,429	8,263,745
Japan Treasury Discount Bill:
0.10%, 10/15/12	JPY	2,060,000	26,395,621
0.10%, 11/09/12		1,890,000	24,215,765
0.09%, 12/10/12		1,290,000	16,527,043
0.10%, 1/16/13		2,190,000	28,054,572
Mexico Cetes:
4.53%, 11/15/12	MXN	385,632	29,787,241
4.42% - 4.53%, 12/13/12		438,574	33,762,212
Singapore Treasury Bill:
0.18%, 10/25/12	SGD	59,146	48,189,696
0.20%, 1/10/13		9,568	7,792,217
0.19%, 1/24/13		25,715	20,941,408
0.28%, 2/07/13		35,451	28,858,650

Total Foreign Agency Obligations - 2.8%			295,429,544

Money Market Funds - 0.5%	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (n)(q)(r)	USD	46,961	46,961,076

Time Deposits	Par (000)
Australia - 0.0%
JPMorgan Chase & Co., 2.33%, 10/01/12	AUD	405	420,302

Canada - 0.0%
JPMorgan Chase & Co., 0.18%, 10/01/12	CAD	91	92,594

Europe - 0.0%
Citigroup, Inc., (0.01)%, 10/01/12	EUR	626	803,824

Hong Kong - 0.0%
Brown Brothers Harriman Co., 0.01%, 10/03/12	HKD	42	5,399

Time Deposits	Par (000)		Value
South Africa - 0.0%
Brown Brothers Harriman & Co., 3.90%, 10/01/12	ZAR	950	$114,170

Switzerland - 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/12	CHF	834	886,417

United Kingdom - 0.0%
Citibank NA, 0.05%, 10/01/12	GBP	110	177,243

Total Time Deposits - 0.0%			2,499,949

US Treasury Obligations
US Treasury Bills (p):
0.06% - 0.11%, 10/04/12	USD	209,945	209,942,750
0.08% - 0.09%, 10/11/12		39,900	39,898,793
0.08% - 0.09%, 10/18/12		172,400	172,392,599
0.09% - 0.11%, 11/01/12		103,350	103,341,194
0.10%, 11/08/12		8,550	8,549,097
0.10%, 11/15/12		11,600	11,598,486
0.09% - 0.11%, 11/23/12		185,465	185,436,700
0.11%, 11/29/12		69,000	68,987,139
0.06% - 0.10%, 12/06/12		120,020	120,002,994
0.08% - 0.11%, 12/13/12		263,215	263,159,124
0.08% - 0.11%, 12/20/12		217,360	217,311,147
0.04%, 1/13/13		100,000	99,987,361
0.01%, 10/01/13		16,500	16,497,542

Total US Treasury Obligations - 14.3%			1,517,104,926

Total Short-Term Securities (Cost - $1,855,645,414) - 17.6%			1,861,995,495

Options Purchased	Contracts
Exchange-Traded Call Options - 0.1%
Anadarko Petroleum Corp.:
Strike Price USD 80.00, Expires 1/19/13		7,504	1,530,816
Strike Price USD 75.00, Expires 3/16/13		1,898	868,335
Apple, Inc., Strike Price USD 635.00, Expires 2/16/13		501	3,522,030
Goldcorp, Inc., Strike Price USD 40.00, Expires 10/20/12		1,446	860,370
Intel Corp., Strike Price USD 27.00, Expires 10/20/12		4,157	6,236
Nexen, Inc., Strike Price USD 19.00, Expires 12/22/12		2,495	1,684,125

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value
Exchange-Traded Call Options (concluded)
SPDR Gold Shares, Strike Price USD 175.00, Expires 12/22/12	USD	2,075	$881,875

			9,353,787

Exchange-Traded Put Options - 0.1%
ConocoPhillips, Strike Price USD 55.00, Expires 1/19/13		2,768	480,248
CONSOL Energy, Inc., Strike Price USD 29.00, Expires 1/19/13		10,565	2,583,143
Hess Corp., Strike Price USD 55.00, Expires 1/19/13		1,126	506,700
Oracle Corp., Strike Price USD 32.00, Expires 10/20/12		1,983	186,402
S&P 500 Index:
Strike Price USD 1,415.00, Expires 11/17/12		391	838,695
Strike Price USD 1,425.00, Expires 11/17/12		391	967,725
Strike Price USD 1,435.00, Expires 11/17/12		782	2,216,970
Strike Price USD 1,445.00, Expires 11/17/12		782	2,553,230
Strike Price USD 1,435.00, Expires 12/22/12		295	1,302,425
Strike Price USD 1,445.00, Expires 12/22/12		269	1,311,375
Strike Price USD 1,455.00, Expires 12/22/12		243	1,306,125

			14,253,038

Over-the-Counter Call Options - 0.4%
Activision Blizzard, Inc., Strike Price USD 20.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		789,528	52,084
Aetna, Inc., Strike Price USD 60.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		573,045	295,802
Agnico-Eagle Mines, Ltd., Strike Price USD 85.00, Expires 1/17/14, Broker Deutsche Bank AG		590,560	965,159
Alcoa, Inc., Strike Price USD 15.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		1,426,244	218,849
AngloGold Ashanti Ltd., Strike Price USD 65.00, Expires 1/17/14, Broker Deutsche Bank AG		700,319	235,440
Autozone, Inc., Strike Price USD 550.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		59,851	99,948
Bank of America Corp., Strike Price USD 17.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		3,183,581	465,716
Barrick Gold Corp., Strike Price USD 80.00, Expires 1/17/14, Broker Deutsche Bank AG		3,183,267	1,218,902
Best Buy Co., Inc., Strike Price USD 30.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		1,719,134	164,549

Options Purchased	Contracts	Value
Over-the-Counter Call Options (continued)
Boeing Co., Strike Price USD 110.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	509,373	$77,469
Boston Scientific Corp., Strike Price USD 10.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,438,979	112,630
Bristol-Myers Squibb Co., Strike Price USD 50.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,426,244	20,669
Broadcom Corp., Strike Price USD 55.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	764,059	546,540
Caterpillar, Inc., Strike Price USD 135.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	827,731	684,341
Cisco Systems, Inc., Strike Price USD 30.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	3,183,581	394,608
Citigroup, Inc., Strike Price USD 50.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	3,183,581	3,947,252
Coeur Dalene Mines Corp., Strike Price USD 40.00, Expires 1/17/14, Broker Deutsche Bank AG	280,191	791,516
Corning, Inc., Strike Price USD 20.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,591,790	394,465
Eldorado Gold Corp., Strike Price USD 25.00, Expires 1/17/14, Broker Deutsche Bank AG	831,482	775,266
EMC Corp., Strike Price USD 40.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	2,228,507	1,455,088
Endeavour Silver Corp., Strike Price USD 20.00, Expires 1/17/14, Broker Deutsche Bank AG	222,638	136,573
EURO STOXX 50 Index, Strike Price USD 2,360.84, Expires 8/01/13, Broker Goldman Sachs Group, Inc.	11,027	2,151,455
First Majestic Silver Corp., Strike Price USD 35.00, Expires 1/17/14, Broker Deutsche Bank AG	140,675	309,284
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 65.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,719,134	1,222,098
General Electric Co., Strike Price USD 35.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	3,183,581	205,424
Gold Fields Ltd., Strike Price USD 22.00, Expires 1/17/14, Broker Deutsche Bank AG	1,718,964	410,181
Goldcorp, Inc., Strike Price USD 80.00, Expires 1/17/14, Broker Deutsche Bank AG	1,990,328	2,388,394

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Call Options (continued)
Halliburton Co., Strike Price USD 55.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,209,761	$448,900
Harmony Gold Mining Co., Ltd., Strike Price USD 15.00, Expires 1/17/14, Broker Deutsche Bank AG	438,425	122,759
Hewlett-Packard Co., Strike Price USD 30.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	3,183,581	855,559
Humana, Inc., Strike Price USD 105.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	254,686	213,766
IAMGOLD Corp., Strike Price USD 30.00, Expires 1/17/14, Broker Deutsche Bank AG	739,472	526,360
Intel Corp., Strike Price USD 40.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	3,183,581	158,405
International Business Machines Co., Strike Price USD 295.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	331,092	152,912
J.C. Penney Co., Inc., Strike Price USD 55.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	891,403	364,228
JPMorgan Chase & Co., Strike Price USD 60.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	3,183,581	1,163,210
Kinross Gold Corp., Strike Price USD 20.00, Expires 1/17/14, Broker Deutsche Bank AG	3,183,267	808,550
Las Vegas Sands Corp., Strike Price USD 80.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,146,089	1,056,153
Lowes Cos., Strike Price USD 45.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	2,546,865	626,809
Marvell Technology Group Ltd., Strike Price USD 20.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,846,477	121,092
Mastercard, Inc., Strike Price USD 660.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	95,507	276,447
McDonalds Corp., Strike Price USD 135.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	573,045	140,075
Microsoft Corp., Strike Price USD 45.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	3,183,581	635,153
Monster Beverage Corp., Strike Price USD 105.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	445,701	1,362,329
NetApp, Inc., Strike Price USD 60.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,044,215	164,115

Options Purchased	Contracts	Value
Over-the-Counter Call Options (continued)
New Gold, Inc., Strike Price USD 22.00, Expires 1/17/14, Broker Deutsche Bank AG	471,633	$271,661
Newmont Mining Corp., Strike Price USD 90.00, Expires 1/17/14, Broker Deutsche Bank AG	2,546,613	3,029,094
Novagold Resources, Inc., Strike Price USD 12.00, Expires 1/17/14, Broker Deutsche Bank AG	435,839	159,837
Pan American Silver Corp., Strike Price USD 50.00, Expires 1/17/14, Broker Deutsche Bank AG	795,205	173,138
Priceline.com, Inc., Strike Price USD 1,000.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	127,343	1,483,544
Qualcomm, Inc., Strike Price USD 95.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,273,432	979,067
Randgold Resources Ltd., Strike Price USD 165.00, Expires 1/17/14, Broker Deutsche Bank AG	107,340	953,438
Royal Gold, Inc., Strike Price USD 125.00, Expires 1/17/14, Broker Deutsche Bank AG	105,773	867,826
Safeway, Inc., Strike Price USD 25.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	764,059	84,043
Seabridge Gold, Inc., Strike Price USD 30.00, Expires 1/17/14, Broker Deutsche Bank AG	69,650	92,910
Silver Standard Resources, Inc., Strike Price USD 30.00, Expires 1/17/14, Broker Deutsche Bank AG	194,689	163,124
Silver Wheaton Corp., Strike Price USD 55.00, Expires 1/17/14, Broker Deutsche Bank AG	798,592	2,953,581
Silvercorp Metals, Inc., Strike Price USD 15.00, Expires 1/17/14, Broker Deutsche Bank AG	454,150	95,144
Staples, Inc., Strike Price USD 20.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	2,801,552	456,292
Starwood Hotels & Resort Worldwide, Inc., Strike Price USD 85.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	191,015	333,057
Stillwater Mining Co., Strike Price USD 25.00, Expires 1/17/14, Broker Deutsche Bank AG	509,322	99,215
Taiwan Taiex Index:
Strike Price TWD 8,807.55, Expires 9/18/13, Broker Credit Suisse Group AG	14,728	64,564
Strike Price TWD 7,057.00, Expires 12/18/13, Broker JPMorgan Chase & Co.	1,401	1,076,484

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value
Over-the-Counter Call Options (continued)
Taiwan Taiex Index (concluded):
Strike Price TWD 7,249.48, Expires 12/18/13, Broker Citigroup, Inc.		2,114	$1,405,564
Strike Price TWD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase & Co.		49,746	264,352
United Technologies Corp., Strike Price USD 120.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		483,904	61,209
UnitedHealth Group, Inc., Strike Price USD 85.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		636,716	189,701
Visa, Inc., Strike Price USD 190.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		292,889	349,844
Western Union Co., Strike Price USD 25.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		445,701	68,640
Yahoo!, Inc., Strike Price USD 25.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		2,228,507	578,986
Yamana Gold, Inc., Strike Price USD 30.00, Expires 1/17/14, Broker Deutsche Bank AG		1,911,514	1,597,894
Yum! Brands, Inc., Strike Price USD 100.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		445,701	136,447

			46,925,180

	Notional Amount (000)
Over-the-Counter Put Options - 0.1%
EUR Currency:
Strike Price EUR 1.31, Expires 11/01/12, Broker Deutsche Bank AG	EUR	50,480	1,461,895
Strike Price EUR 1.20, Expires 6/03/13, Broker Credit Suisse Group AG		75,999	1,044,012

	Contracts
Brazil BOVESPA Index:
Strike Price BRL 55,478.72, Expires 11/16/12, Broker Goldman Sachs Group, Inc.		410	317,505
Strike Price BRL 55,389.31, Expires 12/12/12, Broker Credit Suisse Group AG		450	488,423
KOSPI, Strike Price USD 243.53, Expires 12/12/13, Broker Citigroup, Inc.		666	886,779

Options Purchased	Contracts	Value
Over-the-Counter Put Options (concluded)
Russell 2000 Index:
Strike Price USD 804.79, Expires 10/19/12, Broker JPMorgan Chase & Co.	15,154	$77,602
Strike Price USD 753.98, Expires 11/16/12, Broker BNP Paribas SA	32,729	145,320
Strike Price USD 759.04, Expires 12/21/12, Broker JPMorgan Chase & Co.	32,511	340,575
Strike Price USD 781.49, Expires 1/18/13, Broker JPMorgan Chase & Co.	19,301	386,889
Strike Price USD 782.61, Expires 2/15/13, Broker BNP Paribas SA	19,273	494,776

		5,643,776

Total Options Purchased (Cost - $99,576,902) - 0.7%		76,175,781

Total Investments Before Options Written (Cost - $9,880,086,323*) - 101.5%		10,758,384,294

Options Written
Exchange-Traded Call Options - (0.1)%
Activision Blizzard, Inc., Strike Price USD 12.50, Expires 1/19/13	2,732	(77,862)
Alcoa, Inc., Strike Price USD 10.00, Expires 1/19/13	7,885	(177,413)
Apple, Inc., Strike Price USD 750.00, Expires 2/16/13	501	(1,064,625)
Applied Materials, Inc., Strike Price USD 12.50, Expires 1/19/13	4,475	(69,362)
Cisco Systems, Inc., Strike Price USD 22.00, Expires 12/22/12	5,452	(59,972)
CONSOL Energy, Inc., Strike Price USD 35.00, Expires 10/20/12	3,709	(40,799)
EMC Corp., Strike Price USD 25.00, Expires 1/19/13	1,492	(477,440)
Goldcorp, Inc., Strike Price USD 48.00, Expires 10/20/12	1,446	(85,314)
Mattel, Inc., Strike Price USD 35.00, Expires 1/19/13	854	(157,990)
NetApp, Inc., Strike Price USD 41.00, Expires 12/22/12	1,487	(49,071)
Oracle Corp.:
Strike Price USD 33.00, Expires 12/22/12	6,606	(472,329)
Strike Price USD 34.00, Expires 1/19/13	4,767	(276,486)
Phillips 66, Strike Price USD 48.00, Expires 1/19/13	5,009	(1,202,160)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 50.00, Expires 12/22/12	1,122	(26,928)
PulteGroup, Inc., Strike Price USD 19.00, Expires 4/20/13	2,538	(284,256)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Options Written	Contracts		Value
Exchange-Traded Call Options (concluded)
Sandisk Corp.:
Strike Price USD 43.00, Expires 10/20/12		430	$(89,010)
Strike Price USD 45.00, Expires 1/19/13		2,502	(725,580)
Tiffany & Co., Strike Price USD 67.50, Expires 2/16/13		1,784	(454,028)
Universal Health Services, Inc., Strike Price USD 45.00, Expires 10/20/12		1,313	(210,080)
Valeant Pharmaceuticals International, Inc., Strike Price USD 50.00, Expires 1/19/13		518	(429,940)
Vertex Pharmaceuticals, Inc., Strike Price USD 40.00, Expires 1/19/13		1,449	(2,456,055)
Wal Mart Store, Inc., Strike Price USD 75.00, Expires 1/19/13		5,104	(773,256)
Whiting Petroleum Corp., Strike Price USD 52.50, Expires 1/19/13		1,399	(328,765)

			(9,988,721)

Exchange-Traded Put Options - (0.0)%
Goldcorp, Inc., Strike Price USD 36.00, Expires 10/20/12		1,446	(5,061)
Intel Corp., Strike Price USD 25.00, Expires 10/20/12		4,157	(985,209)
Mattel, Inc., Strike Price USD 25.00, Expires 1/19/13		4,066	(40,660)
Nexen, Inc., Strike Price USD 16.00, Expires 12/22/12		1,248	(18,720)
Phillips 66, Strike Price USD 34.00, Expires 11/17/12		2,505	(62,625)

			(1,112,275)

Over-the-Counter Barrier Options - (0.0)%
Russell 2000 Index:
Strike Price USD 730.12, Barrier Price USD 663.74, Expires 10/19/12, Broker JPMorgan Chase & Co.		15,154	(2,867)
Strike Price USD 676.65, Barrier Price USD 618.65, Expires 11/16/12, Broker BNP Paribas SA		32,729	(33,846)
Strike Price USD 681.19, Barrier Price USD 622.80, Expires 12/21/12, Broker JPMorgan Chase & Co.		32,511	(108,261)

			(144,974)

	Notional Amount (000)
Over-the-Counter Call Options - (0.0)%
EUR Currency:
Strike Price EUR 1.37, Expires 11/01/12, Broker Deutsche Bank AG	EUR	50,480	(8,303)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Options (concluded)
EUR Currency (concluded):
Strike Price EUR 1.40, Expires 6/03/13, Broker Credit Suisse Group AG	EUR	75,999	$(518,197)

	Contracts
Brazil BOVESPA Index:
Strike Price BRL 65,000.00, Expires 11/16/12, Broker Goldman Sachs Group, Inc.		410	(85,607)
Strike Price BRL 64,667.72, Expires 12/12/12, Broker Credit Suisse Group AG		450	(244,953)
Canon Inc., Strike Price JPY 2,758.05, Expires 1/18/13, Broker Deutsche Bank AG		95,300	(109,338)
EURO STOXX 50 Index, Strike Price USD 2,851.71, Expires 8/01/13, Broker Goldman Sachs Group, Inc.		11,027	(374,306)
Mattel, Inc., Strike Price USD 33.00, Expires 1/18/13, Broker Morgan Stanley		71,800	(216,487)
Mead Johnson Nutrition Co., Strike Price USD 100.00, Expires 1/18/13, Broker Morgan Stanley		282,048	(47,948)
Mitsui Fudosan Co., Ltd., Strike Price JPY 1,521.73, Expires 1/18/13, Broker Citigroup, Inc.		105,400	(145,304)
Russell 2000 Index:
Strike Price USD 851.80, Expires 11/16/12, Broker BNP Paribas SA		32,729	(453,781)
Strike Price USD 868.03, Expires 12/21/12, Broker JPMorgan Chase & Co.		32,511	(471,429)
Strike Price USD 847.22, Expires 1/18/13, Broker JPMorgan Chase & Co.		19,301	(551,767)
Strike Price USD 854.05, Expires 2/15/13, Broker BNP Paribas SA		19,273	(579,805)
Yahoo Japan Corp.:
Strike Price JPY 29,937.18, Expires 1/30/13, Broker Goldman Sachs Group, Inc.		8,265	(185,230)
Strike Price JPY 29,878.28, Expires 2/20/13, Broker Goldman Sachs Group, Inc		8,266	(202,130)
Yamada Denki Co., Ltd., Strike Price JPY 4,347.00, Expires 1/18/13, Broker Citigroup, Inc.		41,200	(32,042)

			(4,226,627)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions - (0.0)%
Receive a fixed rate of 3.15% and pay a floating rate based on 6-month LIBOR, expiring 4/30/13, Broker Morgan Stanley	JPY	3,301,281	$(1,622)

	Contracts
Over-the-Counter Put Options - (0.1)%
Brazil BOVESPA Index:
Strike Price BRL 46,466.95, Expires 11/16/12, Broker Goldman Sachs Group, Inc.		410	(37,312)
Strike Price BRL 46,392.06, Expires 12/12/12, Broker Credit Suisse Group AG		450	(81,828)
EURO STOXX 50 Index, Strike Price USD 1,979.84, Expires 8/01/13, Broker Goldman Sachs Group, Inc.		11,027	(993,137)
Mead Johnson Nutrition Co., Strike Price USD 60.00, Expires 1/17/14, Broker Morgan Stanley		282,048	(1,304,472)
Russell 2000 Index:
Strike Price USD 701.34, Expires 1/18/13, Broker JPMorgan Chase & Co.		19,301	(144,880)
Strike Price USD 702.35, Expires 2/15/13, Broker BNP Paribas SA		19,273	(208,834)
S&P 500 Index, Strike Price USD 1,149.60, Expires 12/20/13, Broker Citigroup, Inc.		11,200	(548,915)
Taiwan Taiex Index:
Strike Price TWD 5,758.51, Expires 12/18/13, Broker JPMorgan Chase & Co.		1,401	(276,119)
Strike Price TWD 6,524.53, Expires 12/18/13, Broker Citigroup, Inc.		2,114	(802,775)

			(4,398,272)

Total Options Written (Premiums Received - $28,297,330) - (0.2)%			(19,872,491)

Total Investments, Net of Options Written - 101.3%			10,738,511,803
Liabilities in Excess of Other Assets - (1.3)%			(141,500,973)

Net Assets - 100.0%			$10,597,010,830

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows

Tax cost	$9,927,237,924

Gross unrealized appreciation	$1,056,866,998
Gross unrealized depreciation	(225,720,628)

Net unrealized appreciation	$831,146,370

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral in connection with swaps.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(d)	Security, or a portion of security, is on loan.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Variable rate security. Rate shown is as of report date.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Convertible security.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(l)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup, Inc.	$6,330,755	$8,501

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	16

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)

(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	5,001,683	—	(5,001,683)[1]	—	—	$1,220	—
BlackRock Liquidity Series LLC, Money Market Series	$62,810,683	—	$(15,849,607)[1]	$46,961,076	$46,961,076	$382,179	—
iShares Gold Trust	2,238,615	71,812	—	2,310,427	$39,901,074	—	—
iShares Silver Trust [2]	81,751	—	(81,751)	—	—	—	$666,275

[1]	Represents net shares/beneficial interest sold.
[2]	No longer held by the Fund as of report date.

(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(q)	Represents the current yield as of report date.
(r)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi (offshore)

ESP	Spanish Peseta
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican New Peso
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
SPDR	Standard and Poor’s Depositary Receipts
TBA	To Be Announced
TRY	Turkish Lira
USD	US Dollar

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
59	NIKKEI 225 Index	Chicago Mercantile	December 2012	USD	3,349,180	$52,581

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	17

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)

•	Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
280	TOPIX Index	Tokyo Stock Exchange	December 2012	USD	26,371,092	$(363,096)
193	DAX Index	Eurex Mercantile	December 2012	USD	44,881,341	914,045
1,530	S&P 500 E-Mini Index	Chicago Mercantile	December 2012	USD	109,716,300	1,546,489

Total						$2,097,438

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,883,040	USD	2,004,023	UBS AG	10/01/12	$(1,854)
GBP	1,225,877	USD	1,986,399	Brown Brothers Harriman & Co.	10/01/12	(6,853)
JPY	158,028,727	USD	2,034,644	Barclays Plc	10/01/12	(9,673)
SEK	16,546,691	USD	2,528,142	Credit Suisse Group AG	10/01/12	(9,160)
USD	130,899	BRL	266,182	Brown Brothers Harriman & Co.	10/01/12	(404)
USD	112,828	BRL	229,210	Brown Brothers Harriman & Co.	10/01/12	(237)
USD	304,282	CAD	299,351	Barclays Plc	10/01/12	(215)
USD	564,470	EUR	439,276	Brown Brothers Harriman & Co.	10/01/12	(22)
USD	241,508	EUR	187,944	Brown Brothers Harriman & Co.	10/01/12	(9)
USD	3,653,913	EUR	2,842,185	Credit Suisse Group AG	10/01/12	1,564
USD	1,046,230	IDR	10,042,764,689	Brown Brothers Harriman & Co.	10/01/12	(3,170)
USD	211,800	INR	11,212,052	Brown Brothers Harriman & Co.	10/01/12	(771)
USD	824,915	SGD	1,013,235	Goldman Sachs Group, Inc.	10/01/12	(733)
USD	191,663	TRY	344,606	UBS AG	10/01/12	(78)
AUD	294,833	USD	307,057	Deutsche Bank AG	10/02/12	(1,226)
BRL	19,987,785	USD	9,843,290	Barclays Plc	10/02/12	16,266
BRL	19,987,785	USD	9,835,540	Barclays Plc	10/02/12	19,884
BRL	10,165,500	USD	5,008,869	UBS AG	10/02/12	3,458
BRL	10,165,500	USD	5,006,156	UBS AG	10/02/12	8,273
CHF	6,968,548	USD	7,407,045	Credit Suisse Group AG	10/02/12	2,363
GBP	805,087	USD	1,299,322	Brown Brothers Harriman & Co.	10/02/12	732
JPY	150,769,758	USD	1,938,139	Deutsche Bank AG	10/02/12	(6,184)
SEK	8,013,208	USD	1,222,838	Deutsche Bank AG	10/02/12	(2,949)
USD	9,729,730	BRL	19,987,785	Barclays Plc	10/02/12	(125,693)
USD	9,843,290	BRL	19,987,785	Barclays Plc	10/02/12	(16,266)
USD	174,829	BRL	354,991	Brown Brothers Harriman & Co.	10/02/12	(280)
USD	4,935,907	BRL	10,165,500	UBS AG	10/02/12	(76,420)
USD	5,006,156	BRL	10,165,500	UBS AG	10/02/12	(8,273)
USD	25,357	CAD	24,852	Brown Brothers Harriman & Co.	10/02/12	77
USD	67,431	CAD	66,177	Brown Brothers Harriman & Co.	10/02/12	117
USD	2,716	CAD	2,671	Goldman Sachs Group, Inc.	10/02/12	(1)
USD	2,642,036	EUR	2,055,420	Credit Suisse Group AG	10/02/12	720
USD	178,105	GBP	109,758	Brown Brothers Harriman & Co.	10/02/12	867
USD	1,049,875	KRW	1,171,135,824	Brown Brothers Harriman & Co.	10/02/12	(3,849)
USD	229,787	KRW	256,327,360	Brown Brothers Harriman & Co.	10/02/12	(843)
USD	155,112	KRW	173,027,594	Brown Brothers Harriman & Co.	10/02/12	(569)
USD	1,707,063	SGD	2,095,676	UBS AG	10/02/12	(626)
AUD	305,334	USD	317,178	Brown Brothers Harriman & Co.	10/03/12	(455)
USD	1,535,267	HKD	11,904,506	Credit Suisse Group AG	10/03/12	4
USD	26,619,989	AUD	26,098,029	Deutsche Bank AG	10/04/12	(486,922)
USD	50,227,049	AUD	49,189,640	UBS AG	10/04/12	(864,136)
USD	26,579,648	EUR	21,131,520	UBS AG	10/04/12	(589,693)
USD	635,823	KRW	708,306,863	Brown Brothers Harriman & Co.	10/04/12	(1,473)
USD	544,513	KRW	606,587,434	Brown Brothers Harriman & Co.	10/04/12	(1,262)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	18

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)

•	Foreign currency exchange contracts as of September 30, 2012 (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	164,829	KRW	183,619,018	Brown Brothers Harriman & Co.	10/04/12	$(382)
CHF	19,237,343	EUR	15,977,860	Credit Suisse Group AG	10/05/12	(76,994)
CHF	30,617,994	EUR	25,451,367	UBS AG	10/05/12	(149,722)
USD	14,216,080	AUD	13,643,595	JPMorgan Chase & Co.	10/11/12	53,847
USD	5,140,773	AUD	4,932,238	UBS AG	10/11/12	21,044
USD	35,648,812	EUR	27,724,790	Credit Suisse Group AG	10/11/12	(108)
USD	37,758,587	GBP	23,501,000	JPMorgan Chase & Co.	10/11/12	(152,199)
JPY	766,455,200	USD	9,843,765	Deutsche Bank AG	10/12/12	(6,523)
USD	15,385,355	AUD	14,736,930	Barclays Plc	10/12/12	89,580
USD	4,211,513	EUR	3,241,670	Deutsche Bank AG	10/12/12	43,288
USD	8,407,665	EUR	6,490,000	Deutsche Bank AG	10/12/12	62,651
USD	26,252,405	JPY	2,060,000,000	UBS AG	10/15/12	(187,777)
INR	349,920,000	USD	6,480,000	Credit Suisse Group AG	10/18/12	134,233
MXN	251,270,420	USD	17,939,174	UBS AG	10/18/12	1,561,063
USD	19,035,926	MXN	251,270,420	UBS AG	10/18/12	(464,311)
JPY	763,898,100	USD	9,718,805	Credit Suisse Group AG	10/25/12	86,659
JPY	1,340,263,800	USD	17,100,000	Credit Suisse Group AG	10/25/12	103,746
USD	41,404,770	EUR	31,693,792	Credit Suisse Group AG	10/25/12	646,870
USD	39,899,617	EUR	30,552,880	UBS AG	10/25/12	608,918
USD	42,848,672	GBP	26,423,700	Deutsche Bank AG	10/26/12	225,032
USD	19,771,337	GBP	12,197,000	JPMorgan Chase & Co.	10/26/12	96,555
CHF	17,379,630	EUR	14,355,619	UBS AG	11/01/12	36,424
USD	25,468,037	EUR	19,662,869	Barclays Plc	11/01/12	180,051
USD	39,223,489	EUR	30,278,588	JPMorgan Chase & Co.	11/01/12	282,859
USD	9,092,770	GBP	5,605,900	Deutsche Bank AG	11/01/12	50,147
USD	13,344,770	GBP	8,227,000	Goldman Sachs Group, Inc.	11/01/12	74,169
USD	23,803,227	JPY	1,890,000,000	Deutsche Bank AG	11/09/12	(459,920)
AUD	28,239,000	USD	27,562,676	JPMorgan Chase & Co.	11/15/12	1,660,058
USD	14,772,921	AUD	14,631,000	Goldman Sachs & Co.	11/15/12	(367,765)
USD	14,483,098	AUD	14,279,050	Goldman Sachs & Co.	11/15/12	(293,378)
USD	27,597,975	AUD	28,239,000	JPMorgan Chase & Co.	11/15/12	(1,624,759)
USD	29,091,122	MXN	385,631,910	Deutsche Bank AG	11/15/12	(753,134)
USD	13,626,836	EUR	11,186,501	HSBC Holdings Plc	12/05/12	(765,090)
USD	16,443,595	JPY	1,290,000,000	Credit Suisse Group AG	12/10/12	(121,906)
USD	6,933,052	MXN	91,492,720	Goldman Sachs Group, Inc.	12/13/12	(128,305)
USD	26,104,137	MXN	347,080,610	JPMorgan Chase & Co.	12/13/12	(683,354)
USD	7,841,704	EUR	6,429,023	Credit Suisse Group AG	1/09/13	(433,161)
USD	27,945,080	JPY	2,190,000,000	UBS AG	1/16/13	(192,373)
USD	7,843,665	EUR	6,429,023	Credit Suisse Group AG	1/23/13	(432,490)
USD	20,432,243	SGD	25,715,000	UBS AG	1/24/13	(537,997)
USD	28,573,386	SGD	35,451,000	UBS AG	2/07/13	(337,460)

Total						$(4,317,888)

•	Credit default swaps on traded indexes—buy protection outstanding as of September 30, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Dow Jones CDX North America High Yield Index Series 18	5.00%	Deutsche Bank AG	6/20/17	USD	24,986	$(1,819,746)
Dow Jones CDX North America High Yield Index Series 18	5.00%	JPMorgan Chase & Co.	6/20/17	USD	13,038	(934,379)

Total						$(2,754,125)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	19

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)

•	Interest rate swaps outstanding as of September 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.54%[1]	3-Month LIBOR	Deutsche Bank AG	9/14/15	USD	64,834	$(68,739)
0.50%[1]	3-Month LIBOR	JPMorgan Chase & Co.	9/17/15	USD	65,081	(15,489)
1.28%[2]	3-Month LIBOR	UBS AG	6/22/16	USD	29,028	119,799
1.30%[2]	3-Month LIBOR	Deutsche Bank AG	8/17/16	USD	31,903	117,053
1.35%[2]	3-Month LIBOR	Deutsche Bank AG	8/24/16	USD	35,881	145,980
1.01%[2]	3-Month LIBOR	Deutsche Bank AG	9/27/16	USD	259,423	76,345
1.00%[2]	3-Month LIBOR	Goldman Sachs Group, Inc.	9/28/16	USD	259,646	41,240
1.57%[2]	3-Month LIBOR	Deutsche Bank AG	9/27/17	USD	129,712	23,194
1.55%[2]	3-Month LIBOR	Goldman Sachs Group, Inc.	9/28/17	USD	129,823	(13,347)
1.24%[2]	3-Month LIBOR	Deutsche Bank AG	9/14/18	USD	25,933	185,064
1.22%[2]	3-Month LIBOR	Deutsche Bank AG	9/17/18	USD	25,891	150,498
1.19%[2]	3-Month LIBOR	JPMorgan Chase & Co.	9/17/18	USD	26,450	113,748

Total						$875,346

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

•	Total return swaps outstanding as of September 30, 2012 were as follows:

Reference Entity	Fixed Amount		Counterparty	Expiration Date	Contract Amount		Unrealized Appreciation
SGX Nikkei Stock Average Dividend Point Index Futures December 2013	JPY	434,255,500	Citigroup, Inc.	3/31/14	USD	265	$1,419,909

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	20

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks:
Argentina	$6,451,184	—	—	$6,451,184
Australia	—	$33,472,225	—	33,472,225
Belgium	—	4,042,465	—	4,042,465
Brazil	123,720,262	—	—	123,720,262
Canada	257,697,532	—	$4	257,697,536
Chile	5,307,142	—	—	5,307,142
China	—	61,790,936	—	61,790,936
Denmark	—	5,640,762	—	5,640,762
France	24,413,161	120,394,752	—	144,807,913
Germany	—	266,094,030	—	266,094,030
Hong Kong	—	37,190,311	—	37,190,311
India	—	535,566	—	535,566
Indonesia	—	3,109,975	—	3,109,975
Ireland	8,580,189	—	—	8,580,189
Israel	22,360,979	—	—	22,360,979
Italy	—	51,455,286	—	51,455,286
Japan	7,642,363	566,747,028	—	574,389,391
Kazakhstan	12,229,656	—	—	12,229,656
Malaysia	16,743,858	33,554,155	—	50,298,013
Mexico	24,849,747	—	—	24,849,747
Netherlands	20,428,361	46,735,332	—	67,163,693
Norway	—	11,876,630	—	11,876,630
Philippines	4,760,311	—	—	4,760,311
Portugal	—	2,625,152	—	2,625,152
Russia	12,870,643	11,672,299	—	24,542,942
Singapore	—	72,676,199	—	72,676,199
South Africa	15,548,676	6,617,364	—	22,166,040
South Korea	20,895,452	87,624,459	—	108,519,911
Spain	—	17,997,043	—	17,997,043
Sweden	—	6,640,551	—	6,640,551
Switzerland	3,077,837	134,331,027	—	137,408,864
Taiwan	12,611,957	34,174,442	—	46,786,399
Thailand	31,470,435	—	—	31,470,435
Turkey	—	835,662	—	835,662
United Arab Emirates	2,953,768	—	—	2,953,768
United Kingdom	94,646,166	243,923,766	8,778,410	347,348,342
United States	3,488,518,422	3,447,200	—	3,491,965,622
Corporate Bonds	—	633,156,620	44,157,073	677,313,693
Floating Rate Loan Interests	—	5,381,590	27,750,103	33,131,693
Foreign Agency Obligations	—	950,341,367	—	950,341,367
Non-Agency Mortgage-Backed Securities	—	9,568,148	—	9,568,148
US Treasury Obligations	—	652,635,104	—	652,635,104
Investment Companies	294,287,100	—	—	294,287,100
Preferred Securities	102,606,736	7,728,017	—	110,334,753
Warrants	590,424	249,604	—	840,028
Short-Term Securities:
Foreign Agency Obligations	—	295,429,544	—	295,429,544
Money Market Funds	—	46,961,076	—	46,961,076
Time Deposits	—	2,499,949	—	2,499,949
US Treasury Obligations	—	1,517,104,926	—	1,517,104,926

Total	$4,615,262,361	$5,986,260,562	$80,685,590	$10,682,208,513

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	21

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:

Equity contracts	$26,119,940	$51,482,958	—	$77,602,898
Foreign currency exchange contracts	—	8,577,426	—	8,577,426
Interest rate contracts	—	972,921	—	972,921
Liabilities:
Credit contracts	—	(2,754,125)	—	(2,754,125)
Equity contracts	(11,464,092)	(8,243,373)	—	(19,707,465)
Foreign currency exchange contracts	—	(10,915,907)	—	(10,915,907)
Interest rate contracts	—	(99,197)	—	(99,197)

Total	$14,655,848	$39,020,703	—	$53,676,551

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,527,326	—	—	$1,527,326
Liabilities:
Bank overdraft	—	$(860,375)	—	(860,375)
Cash received as collateral for Swaps	—	(42,605,000)	—	(42,605,000)
Collateral on securities loaned at value	—	(46,961,076)	—	(46,961,076)

Total	$1,527,326	$(90,426,451)	—	$(88,899,125)

There were no transfers between levels during the period ended September 30, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	22

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank Chief Executive Officer
Date:	November 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank Chief Executive Officer
Date:	November 23, 2012

By:	/s/ Elizabeth Strouse
Elizabeth Strouse Principal Financial Officer
Date:	November 23, 2012